                                              [LOGO OF PIMCO FUNDS APPEARS HERE]


                           [LINE GRAPH APPEARS HERE]


                                            PACIFIC INVESTMENT MANAGEMENT SERIES
                                         SEMI-ANNUAL REPORT . SEPTEMBER 30, 1998

30 YEAR AND 3 MONTH TREASURY YIELDS

[LINE GRAPH APPEARS HERE]

MONTHLY             30 YEAR TREASURY         3 MONTH TREASURY
     1/1/78                 8.18                     6.448
     2/1/78                 8.25                     6.457
     3/1/78                 8.23                  6.318999
     4/1/78             8.339999                     6.306
     5/1/78                 8.43                      6.43
     6/1/78                  8.5                     6.707
     7/1/78                 8.65                     7.074
     8/1/78                 8.47                     7.036
     9/1/78                 8.47                     7.836
    10/1/78                 8.67                     8.132
    11/1/78                 8.75                     8.787
    12/1/78                 8.88                     9.122
     1/1/79                 8.94                     9.351
     2/1/79                    9                     9.265
     3/1/79                 9.03                     9.457
     4/1/79                 9.08                     9.493
     5/1/79                 9.19                     9.579
     6/1/79                 8.92                     9.045
     7/1/79                 8.93                     9.262
     8/1/79                 8.98                      9.45
     9/1/79                 9.17                    10.182
    10/1/79                 9.85                    11.472
    11/1/79                 10.3                    11.868
    12/1/79                10.12                    12.071
     1/1/80                 10.6                    12.036
     2/1/80                12.13                    12.814
     3/1/80                12.34                    15.526
     4/1/80                 11.4                    14.003
     5/1/80                10.36                      9.15
     6/1/80                 9.81                     6.995
     7/1/80                10.24                     8.126
     8/1/80                   11                     9.259
     9/1/80                11.34                    10.321
    10/1/80                11.59                     11.58
    11/1/80                12.37                    13.888
    12/1/80                11.98                    15.661
     1/1/81                12.28                    14.724
     2/1/81                12.97                    14.905
     3/1/81                12.65                    13.478
     4/1/81                13.65                    13.635
     5/1/81                13.06                    16.295
     6/1/81                 13.3                    14.557
     7/1/81                13.96                    14.699
     8/1/81                14.78                    15.612
     9/1/81                15.19                    14.951
    10/1/81                14.36                    13.873
    11/1/81                12.91                    11.269
    12/1/81                13.65                    10.926
     1/1/82                13.91                    12.412
     2/1/82                13.83                     13.78
     3/1/82                13.68                    12.493
     4/1/82                13.39                    12.821
     5/1/82                13.39                    12.148
     6/1/82                13.91                    12.108
     7/1/82                13.42                    11.914
     8/1/82                 12.5                     9.006
     9/1/82                11.79                     8.196
    10/1/82                11.01                      7.75
    11/1/82                 10.7                     8.042
    12/1/82                10.43                     8.013
     1/1/83                10.99                      7.81
     2/1/83                10.51                      8.13
     3/1/83                10.69                     8.304
     4/1/83                10.38                     8.252
     5/1/83                10.96                     8.185
     6/1/83                10.98                      8.82
     7/1/83                11.82                      9.12
     8/1/83                11.93                      9.39
     9/1/83                11.41                      9.05
    10/1/83                11.79                      8.71
    11/1/83                11.64                      8.71
    12/1/83                11.87                      8.96
     1/1/84                11.75                      8.93
     2/1/84                12.17                      9.03
     3/1/84                12.48                      9.44
     4/1/84                12.84                      9.69
     5/1/84                13.74                       9.9
     6/1/84                13.64                      9.94
     7/1/84                12.77                     10.13
     8/1/84                12.51                     10.49
     9/1/84                12.25                     10.41
    10/1/84                11.56                      9.97
    11/1/84                11.53                      8.79
    12/1/84                11.53                      8.16
     1/1/85                11.21                      7.76
     2/1/85                11.88                      8.22
     3/1/85                11.64                      8.57
     4/1/85                11.46                         8
     5/1/85                10.56                      7.56
     6/1/85                10.44                      7.01
     7/1/85                10.66                      7.05
     8/1/85                10.47                      7.18
     9/1/85                10.56                      7.08
    10/1/85                10.25                      7.17
    11/1/85                 9.84                       7.2
    12/1/85                 9.27                      7.07
     1/1/86                 9.32                      7.04
     2/1/86                 8.28                      7.03
     3/1/86                 7.44                      6.59
     4/1/86                 7.45                      6.06
     5/1/86                 7.75                      6.12
     6/1/86                 7.23                      6.21
     7/1/86                 7.42                      5.84
     8/1/86                  7.2                      5.57
     9/1/86                 7.59                      5.19
    10/1/86                 7.61                      5.18
    11/1/86                  7.4                      5.35
    12/1/86                 7.49                      5.49
     1/1/87                 7.47                      5.45
     2/1/87                 7.46                      5.59
     3/1/87                 7.91                      5.56
     4/1/87                 8.44                      5.76
     5/1/87                 8.64                      5.75
     6/1/87                 8.49                      5.69
     7/1/87                  8.9                      5.78
     8/1/87                 9.15                         6
     9/1/87                 9.74                      6.32
    10/1/87                 9.03                       6.4
    11/1/87                  9.1                      5.81
    12/1/87                 8.98                       5.8
     1/1/88                 8.42                       5.9
     2/1/88                 8.34                      5.69
     3/1/88                 8.76                      5.69
     4/1/88                  9.1                      5.92
     5/1/88                 9.24                      6.27
     6/1/88                 8.91                       6.5
     7/1/88                 9.21                      6.73
     8/1/88                  9.3                      7.02
     9/1/88                 9.05                      7.23
    10/1/88                 8.74                      7.34
    11/1/88                 9.07                      7.68
    12/1/88                 8.99                      8.09
     1/1/89                 8.82                      8.29
     2/1/89                 9.11                      8.48
     3/1/89                 9.09                      8.83
     4/1/89                 8.93                       8.7
     5/1/89                  8.6                       8.4
     6/1/89                 8.04                      8.22
     7/1/89                 7.92                      7.92
     8/1/89                  8.2                      7.91
     9/1/89                 8.24                      7.72
    10/1/89                 7.91                      7.59
    11/1/89                 7.89                      7.65
    12/1/89                 7.98                      7.64
     1/1/90                 8.45                      7.64
     2/1/90                 8.54                      7.76
     3/1/90                 8.63                      7.87
     4/1/90                 8.99                      7.78
     5/1/90                 8.58                      7.78
     6/1/90                  8.4                      7.74
     7/1/90                 8.41                      7.66
     8/1/90                 8.98                      7.44
     9/1/90                 8.95                      7.38
    10/1/90                 8.76                      7.19
    11/1/90                 8.49                      7.07
    12/1/90                 8.25                  6.809999
     1/1/91                  8.2                  6.299999
     2/1/91                  8.2                      5.95
     3/1/91                 8.25                      5.91
     4/1/91                 8.18                  5.669999
     5/1/91                 8.27                  5.509999
     6/1/91                 8.41                  5.599999
     7/1/91                 8.34                      5.58
     8/1/91                 8.06                  5.389999
     9/1/91                 7.81                      5.25
    10/1/91                 7.91                      5.03
    11/1/91                 7.94                  4.599999
    12/1/91                  7.4                      4.12
     1/1/92                 7.76                       3.8
     2/1/92                 7.79                      3.84
     3/1/92                 7.96                      4.04
     4/1/92                 8.04                      3.75
     5/1/92                 7.84                      3.63
     6/1/92                 7.78                      3.66
     7/1/92                 7.46                      3.21
     8/1/92                 7.41                      3.13
     9/1/92                 7.38                      2.91
    10/1/92                 7.63                      2.86
    11/1/92                  7.6                      3.13
    12/1/92                  7.4                      3.22
     1/1/93                  7.2                      3.06
     2/1/93                  6.9                      2.93
     3/1/93                 6.93                      2.95
     4/1/93                 6.93                      2.87
     5/1/93                 6.98                      2.96
     6/1/93                 6.67                      3.07
     7/1/93                 6.56                      3.04
     8/1/93                 6.09                      3.02
     9/1/93                 6.03                      2.95
    10/1/93                 5.97                      3.02
    11/1/93                  6.3                       3.1
    12/1/93                 6.35                      3.06
     1/1/94                 6.24                      2.98
     2/1/94                 6.66                      3.25
     3/1/94                 7.09                       3.5
     4/1/94                 7.31                      3.68
     5/1/94                 7.43                      4.14
     6/1/94                 7.61                      4.14
     7/1/94                  7.4                      4.33
     8/1/94                 7.45                      4.48
     9/1/94                 7.82                      4.76
    10/1/94                 7.97                      4.95
    11/1/94                    8                      5.29
    12/1/94                 7.88                       5.6
     1/1/95                  7.7                      5.71
     2/1/95                 7.44                      5.77
     3/1/95                 7.43                      5.73
     4/1/95                 7.34                      5.65
     5/1/95                 6.65                      5.67
     6/1/95                 6.62                      5.47
     7/1/95                 6.85                      5.42
     8/1/95                 6.65                       5.4
     9/1/95                  6.5                      5.28
    10/1/95                 6.33                      5.49
    11/1/95                 6.13                      5.47
    12/1/95                 5.95                      5.08
     1/1/96                 6.03                      5.05
     2/1/96                 6.47                      5.03
     3/1/96                 6.67                      5.14
     4/1/96                 6.91                      5.15
     5/1/96                 6.99                      5.18
     6/1/96                 6.87                      5.16
     7/1/96                 6.97                      5.31
     8/1/96                 7.12                      5.28
     9/1/96                 6.92                      5.03
    10/1/96                 6.64                      5.15
    11/1/96                 6.35                      5.13
    12/1/96                 6.64                      5.17
     1/1/97                 6.79                      5.15
     2/1/97                  6.8                      5.22
     3/1/97                  7.1                      5.32
     4/1/97                 7.14                      5.23
     5/1/97                 6.91                      4.94
     6/1/97                 6.74                      5.17
     7/1/97                 6.45                      5.23
     8/1/97                 6.61                      5.22
     9/1/97                  6.4                       5.1
    10/1/97                 6.15                       5.2
    11/1/97                 6.05                       5.2
    12/1/97                 5.92                      5.35
     1/1/98                5.805                     5.183
     2/1/98                5.919                     5.308
     3/1/98                5.932                     5.125
     4/1/98                5.951                     4.978
     5/1/98                5.803                     5.007
     6/1/98                5.626                     5.093
     7/1/98                5.714                     5.080
     8/1/98                5.256                     4.830
     9/1/98                4.965                     4.356


On the cover:

Depicted on the front cover and in greater detail here, is a Treasury Yield graph comparing yields on 30-year and 3-month Treasuries for the ten-year period ended September 30, 1998. Historical graphs such as this assist PIMCO in evaluating the long-term trends in the financial markets. The 30-year Treasury yield has trended lower over the ten-year period reflecting an overall decrease in inflationary expectations. A parallel decrease in yields is discernible over 1998, as high-quality, liquid Treasuries were increasingly sought out by investors fleeing the volatility of global markets. As a result, interest rates were driven to 30-year lows as the benchmark 30-year Treasury yield dipped below 5%, providing continued capital gains to bond investors.


Contents

Chairman's Message ....................................      1
Market Review .........................................      2
An Interview with William Gross .......................      4
Financial Highlights ..................................     26
Statement of Assets and Liabilities ...................     36
Statement of Operations ...............................     39
Statement of Changes in Net Assets ....................     42
Statement of Cash Flows ...............................     48
Notes to Financial Statements .........................    116

                                                           Fund     Schedule of
                                                          Summary   Investments

Total Return Fund .....................................      5           49
Total Return Fund II ..................................      6           65
Total Return Fund III .................................      7           68
Total Return Mortgage Fund ............................      8           71
Moderate Duration Fund ................................      9           72
Low Duration Fund .....................................     10           75
Low Duration Fund II ..................................     11           81
Low Duration Fund III .................................     12           83
Low Duration Mortgage Fund ............................     13           84
Short-Term Fund .......................................     14           85
Long-Term U.S. Government Fund ........................     15           87
Real Return Bond Fund .................................     16           89
Foreign Bond Fund .....................................     17           91
Global Bond Fund ......................................     18           95
Global Bond Fund II ...................................     19           98
Emerging Markets Bond Fund ............................     20          101
High Yield Fund .......................................     21          103
Municipal Bond Fund ...................................     22          107
Money Market Fund .....................................     23          110
StocksPLUS Fund .......................................     24          111
Strategic Balanced Fund ...............................     25          114

Chairman's Letter


Dear PIMCO Funds Shareholder:

Foreign events had an unfavorable impact on the stock market over the six-month period ended September 30, 1998 with stocks posting a negative return of 6.97%, as measured by the Standard & Poor's 500 Index of stocks. By contrast, the bond markets generally benefited from international unrest, and the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index, posted a 6.66% return.

Volatile Conditions The stock market was shaken dramatically during the past quarter as investors reacted to economic and political turmoil which began more than a year ago in Asia. Eventually, the discord permeated international capital markets with Russia's default and ruble devaluation, falling global stock prices, concern about potential currency devaluations in Latin American countries, the continued economic decline in Asia, and the well-publicized, near-collapse of several large hedge funds. As a result, there was a "flight to quality" allocation to the perceived safe haven of U.S. Treasury securities, driving interest rates to 30-year lows and the benchmark 30-year U.S. Treasury bond's yield down 0.66% to 4.97% over the six-month period ended September 30, 1998.

Looking Ahead As we head into 1999, inflation is expected to remain low as foreign countries boost their exports in an effort to compensate for weak local demand, thereby increasing competitive pressures on U.S. companies to not raise prices. Slower economic growth and financial market uncertainty have motivated the Federal Reserve Board to drop the Federal Funds rate twice in a one-month period from 5.5% to 5.0%. There are indications that the Fed will decrease rates further in the coming months which should contribute to an easing of the credit crunch.

On the following pages you will find a more complete review of the bond and stock markets, followed by a recent interview with Bill Gross, a Managing Director and founder of Pacific Investment Management Company, and portfolio manager for several of the Funds, including our flagship Total Return Fund. We have also provided a complete analysis of each Fund's performance for the six-month period ended September 30, 1998, including specific market commentary.

As always, we appreciate the trust you have placed in us, and we will continue to work hard to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.



Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board


October 30, 1998

                                                    1998 Semi-Annual Report   1

Market Review


The Bond Market
Good Times for Bonds


Plunging interest rates led to strong gains in the price of bonds.

----------------------
30-Year Treasury Rates
----------------------
     9/97       6.295
                6.431
                 6.44
                6.274
                6.154
                6.156
                6.114
                6.034
                6.055
                6.085
                5.926
                5.923
                5.901
                5.839
                5.729
                 5.81
                5.971
                5.801
                5.921
                 5.85
                5.872
                5.924
                 6.02
                5.894
                5.886
                5.959
                5.795
                5.882
                5.877
                5.946
                5.934
                5.978
                5.973
                5.901
                5.803
                5.788
                5.663
                 5.67
                5.633
                 5.67
                5.626
                5.747
                5.687
                5.714
                5.632
                5.541
                5.434
                5.339
                5.289
                 5.23
                5.148
     9/98        5.11


Six months ago in our annual report to shareholders we predicted the yield on long-term U.S. Treasury bonds could drop to 5.0%. This target was reached, and then late in the third quarter yields went on to fall below 5.0% for the first time since 1967. As bond prices move in the opposite direction of yields, prices of Treasuries soared.

The Treasury market benefited from continued global turmoil. Asian financial woes spread to Russia, and concern grew over problems in Brazil and Latin America. Investor confidence was further unsettled by the unwillingness of the International Monetary Fund to step in and buoy the failing Russian economy. These uncertain conditions led to a massive flight to quality, as investors around the world sought safety by pouring assets into U.S. Treasuries.

While Treasuries prospered, some other sectors of the fixed income market missed out on the rally. For example, investment-grade corporate bonds along with high-yield bonds were hurt by fears that global problems would affect U.S. corporate earnings and growth. Although the municipal bond market did not benefit from the global flight to quality, the sector is currently experiencing a resurgence with some non-taxable yields actually higher than Treasuries.

Going forward, we expect to see more countries acting to defend their currencies. Many will hike up interest rates as Brazil has done. This typically leads to slowing growth. Other countries may favor the route taken by Malaysia imposing capital controls - which hurts liquidity. In either case, we expect to see an increase in financial uncertainties around the world. For additional details on our view of the global economy please refer to the interview with Bill Gross on page 4.

Domestically, we expect the economy to continue to slow. We believe the Federal Reserve will need to move to buoy the U.S. economy and increase global liquidity. As such, we expect further interest rate cuts, reducing the Fed Funds rate to the 4.0% to 4.5% range in the coming year. If inflation remains in its current low range, as we expect, the real rate of return on bonds should be historically high, making this a relatively attractive opportunity for bond investors.

2   PIMCO Funds

The Stock Market
Equities Slow Down


Foreign economic unrest led to a sharp decline in the price of stocks.

--------------------------
      S&P 500 Index
--------------------------
     9/97           965.04
                    966.98
                    944.16
                    941.64
                    914.62
                    927.51
                    928.35
                    963.09
                     955.4
                    983.79
                    953.39
                    946.78
                    936.46
                    975.04
                    927.69
                    961.51
                    957.59
                    980.28
                   1012.46
                   1020.09
                   1034.21
                   1049.34
                   1055.69
                   1068.61
                   1099.16
                   1095.44
                    1122.7
                   1110.67
                   1122.72
                    1107.9
                      1121
                   1108.14
                   1108.73
                   1110.47
                   1090.82
                   1113.86
                   1098.84
                   1100.65
                    1133.2
                   1146.42
                   1164.33
                   1186.75
                    1140.8
                   1120.67
                   1089.45
                   1062.75
                   1081.18
                   1027.14
                    973.89
                    1009.6
                   1020.09
     9/98          1044.75
--------------------------

After continuing its run in the first two quarters of 1998, the bull market finally hit a speed bump in the third quarter. From a peak of 9,337 on July 17, the Dow Jones Industrial Average closed on September 30 at 7,842. Though this has been a significant short-term drop, the Dow has done very well relative to where it was when the seven-year bull market began in October 1991, when the Dow stood at a mere 2,365.

A market decline has been anticipated for several years, as 20%+ annual returns could not be sustained. However, what precipitated this decline was perhaps surprising: a global economic crisis that began in Asia last year which has since spread to Russia and could be on its way to Latin America and Canada as well.

The Asian currency crisis first appeared in 1997, causing a domestic stock market correction in October of that year, as investors feared Asian woes and cheap imports would affect United States GDP. However, the market quickly recovered and continued to rise through the second quarter of 1998, as investors' fears of "Asian contagion" subsided. In the third quarter, the spread of the crisis to other economies was not well received by investors - nor were reduced earnings expectations for many corporations, especially those with international exposure.

As a result, third quarter results were lackluster. Few sectors performed well, with the exception of non-cyclical stocks such as health care and consumer staples. Utility stocks declined only modestly, as they are considered a safer harbor in volatile markets, and gold stocks actually rose. Large-cap stocks, despite more international exposure, outperformed small-caps. Internationally, most regions saw poor performance. Asia, Europe and Latin America were all hard hit, with a few country-specific exceptions.

Looking ahead, we believe the long-awaited decline will ultimately prove to be healthy for the stock market. This descent will serve to temper run-away P/E ratios and the kind of "irrational exuberance" that Federal Reserve Chairman Alan Greenspan warned against. We see a continued lowering of interest rates in the near-term and believe that, currently, fundamentals remain sound for many domestic companies. We also believe the correction has served to underscore the importance of portfolio diversification and long-term investing.

                                                     1998 Semi-Annual Report   3

                                                         [PHOTO OF WILLIAM GROSS
                                                               APPEARS HERE]

Managing Director and Founder of Pacific Investment Management Company William Gross


William Gross is a Managing Director and founder of Pacific Investment Management Company, a PIMCO Advisors L.P. institutional investment firm. He is also the portfolio manager of the highly-rated PIMCO Total Return and Low Duration Funds and is leader of the team that manages the StocksPLUS, Short-Term, Strategic Balanced and Moderate Duration Funds. Mr. Gross' views on the financial markets are often featured in The Wall Street Journal, Barron's, Money magazine and The New York Times. We recently spoke with him regarding his latest outlook for the economy and the bond market.


Q: What do you see as the biggest threat to the U.S. economy?

A: Deflation. Simply stated, deflation is an annual price decrease in goods and services, often accompanied by recession. This is a threat that most Americans have only read about in their history books. But in the 1930s, deflation led the U.S. - and the world - to bread lines and 25% unemployment. Once it was overcome, many thought we would never see it again.

Q: What is the current condition of the global economy with regard to deflation?

A: While the U.S. is just now beginning to experience the symptoms of deflation, much of the global economy has been bedridden for some time. Japan has been "deflating" for nearly five years, and Southeast Asia caught the bug in mid-1997. Since that time, one nation after another has succumbed to its ravages, with Russia being its most recent victim. Not only was Russia forced to devalue the ruble, but it defaulted on hundreds of billions of dollars of debt, threatening countries in continents as far away as South America. North America may be next.

Q: After an absence of more than fifty years, what caused deflation to return?

A: The germ of deflation was bred in an atmosphere of idyllic capitalistic optimism after the fall of the Iron Curtain. Not only did Eastern Europe turn capitalist, but Asia, South America and even Mexico took on a new glow that promised expanding markets and escalating profits.

   Hundreds of billions of dollars in loans poured out of U.S., Japanese and European banks to finance nascent capitalism in emerging markets. The problem was that there were limits to the ability of economic societies, especially those in capitalistic infancy, to absorb new production. For example, only so many cars can be bought in the short run because emerging nations have so few roads on which to drive them.

   When the collective global economy finally discovered it was producing too many things for too few customers, it held a "garage sale." Prices came down, inventory was sold and some of the bills were paid off. But under deflationary conditions, the inventory did not sell at a high enough price to pay off all the debts. In fact, because many emerging nations borrowed money denominated in dollars instead of their own local currencies, their debts have skyrocketed as the dollar has risen and their own currencies have done nothing but sink. This is deflation at its worst, as country after country crumbles under the burden of too much supply, sinking prices and an over-arching burden of too much debt.

Q: But how does this affect the United States?

A: We are part of a global economy and, if an increasing number of countries are effectively bankrupt, we have fewer and fewer potential customers. Keep in mind that our stock market is fed by global profits and our consumers are increasingly fed by our stock market. And that is the reason why the stock market has been down - it smells a decline in corporate profits, if not the economy itself, brought on by worldwide deflation that is difficult to reverse.

Q: How can we reverse deflation?

A: What's required is a dose of lower interest rates in the U.S. and Europe, as well as a reversal of fiscal attitudes that stress the necessity for balanced budgets at all costs and under all circumstances. That, of course, requires strong political leadership and strong central bank policy. The world desperately needs new policies, new solutions and strong leaders in order to combat deflation in a global economy.

4   PIMCO Funds

PIMCO Total Return Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily intermediate-term investment grade bonds.


Duration:

4.5 years


Total Net Assets:

$22,366 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities   45.7%
Corporate Bonds and Notes    32.1%
U.S. Treasury Obligations     6.8%
Asset-Backed Securities       6.2%
Other                         9.2%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   67%
 AA    4%
  A   17%
BBB    6%
 BB    6%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                                                          Lipper Intermediate
               Inst'l Class       Admin. Class      Lehman Brothers       Investment Grade
               (Incep. 5/11/87)   (Incep. 9/7/94)   Aggregate Bond Index  Debt Fund Average
---------------------------------------------------------------------------------------------
6 Months            7.67%            7.54%                 6.66%                5.82%
1 Year             12.54%           12.26%                11.51%               10.03%
3 Years*           10.01%            9.77%                 8.67%                7.75%
5 Years*            7.96%             --                   7.21%                6.31%
10 Years*          10.38%             --                   9.30%                8.50%
Since Inception*   10.08%           10.12%                  --                   --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

---------------------------------------------
Month       Total Return      Lehman Brothers
               Fund           Aggregate Bond
                                  Index
---------------------------------------------
05/31/87     5,000,000          5,000,000
06/30/87     5,063,956          5,068,813
07/31/87     5,051,390          5,064,918
08/31/87     5,039,534          5,037,815
09/30/87     4,913,547          4,930,538
10/31/87     5,070,060          5,106,141
11/30/87     5,107,024          5,147,040
12/31/87     5,153,726          5,217,151
01/31/88     5,364,621          5,400,545
02/29/88     5,425,978          5,464,652
03/31/88     5,377,483          5,413,367
04/30/88     5,349,895          5,384,153
05/31/88     5,323,746          5,347,962
06/30/88     5,451,097          5,476,986
07/31/88     5,444,097          5,448,260
08/31/88     5,470,463          5,462,542
09/30/88     5,574,381          5,586,211
10/31/88     5,662,479          5,691,379
11/30/88     5,612,027          5,622,241
12/31/88     5,637,131          5,628,571
01/31/89     5,706,918          5,709,556
02/28/89     5,670,892          5,668,171
03/31/89     5,697,790          5,692,677
04/30/89     5,825,551          5,811,802
05/31/89     5,967,305          5,964,522
06/30/89     6,168,244          6,146,131
07/31/89     6,298,843          6,276,779
08/31/89     6,190,418          6,183,783
09/30/89     6,221,536          6,215,431
10/31/89     6,371,017          6,368,476
11/30/89     6,426,949          6,429,174
12/31/89     6,440,083          6,446,378
01/31/90     6,332,594          6,369,774
02/28/90     6,349,652          6,390,386
03/31/90     6,344,778          6,395,092
04/30/90     6,255,058          6,336,504
05/31/90     6,460,283          6,524,117
06/30/90     6,569,705          6,628,798
07/31/90     6,676,661          6,720,495
08/31/90     6,571,662          6,630,745
09/30/90     6,578,458          6,685,601
10/31/90     6,669,789          6,770,482
11/30/90     6,838,024          6,916,223
12/31/90     6,958,354          7,023,987
01/31/91     7,027,903          7,110,815
02/28/91     7,126,178          7,171,514
03/31/91     7,216,808          7,220,852
04/30/91     7,335,070          7,299,078
05/31/91     7,390,178          7,341,762
06/30/91     7,401,768          7,338,029
07/31/91     7,508,521          7,439,788
08/31/91     7,712,232          7,600,786
09/30/91     7,894,694          7,754,804
10/31/91     7,975,769          7,841,145
11/30/91     8,045,044          7,913,042
12/31/91     8,319,147          8,148,046
01/31/92     8,251,437          8,037,198
02/29/92     8,323,957          8,089,457
03/31/92     8,292,135          8,043,852
04/30/92     8,335,850          8,101,954
05/31/92     8,508,487          8,254,836
06/30/92     8,616,472          8,368,443
07/31/92     8,827,524          8,539,178
08/31/92     8,902,987          8,625,682
09/30/92     9,043,980          8,727,928
10/31/92     8,965,037          8,612,211
11/30/92     8,972,362          8,614,159
12/31/92     9,129,278          8,751,136
01/31/93     9,297,750          8,918,950
02/28/93     9,504,901          9,075,078
03/31/93     9,560,206          9,112,893
04/30/93     9,643,848          9,176,350
05/30/93     9,666,306          9,188,036
06/30/93     9,876,645          9,354,551
07/30/93     9,937,133          9,407,459
08/31/93    10,163,538          9,572,351
09/30/93    10,204,890          9,598,643
10/31/93    10,277,472          9,634,511
11/30/93    10,187,745          9,522,551
12/31/93    10,271,501          9,604,324
01/31/94    10,396,445          9,733,998
02/28/94    10,210,928          9,564,888
03/31/94     9,995,399          9,329,070
04/30/94     9,896,929          9,254,577
05/31/94     9,850,224          9,253,278
06/30/94     9,814,015          9,232,829
07/30/94    10,015,509          9,416,223
08/31/94    10,044,623          9,427,908
09/30/94     9,917,753          9,289,146
10/31/94     9,906,083          9,280,869
11/30/94     9,907,443          9,260,257
12/31/94     9,904,417          9,324,202
01/31/95    10,082,267          9,508,731
02/28/95    10,319,048          9,734,809
03/31/95    10,417,456          9,794,534
04/30/95    10,600,658          9,931,349
05/31/95    10,936,213         10,315,665
06/30/95    10,929,713         10,391,294
07/31/95    10,936,311         10,368,086
08/31/95    11,105,123         10,493,216
09/30/95    11,244,355         10,595,300
10/31/95    11,415,091         10,733,089
11/30/95    11,662,396         10,893,924
12/31/95    11,863,138         11,046,806
01/31/96    11,960,385         11,120,164
02/31/96    11,668,778         10,926,870
03/31/96    11,578,391         10,850,915
04/30/96    11,530,294         10,789,892
05/31/96    11,499,480         10,767,982
06/30/96    11,683,837         10,912,588
07/31/96    11,714,500         10,942,450
08/31/96    11,704,501         10,924,111
09/30/96    11,973,193         11,114,483
10/31/96    12,284,300         11,360,686
11/30/96    12,575,406         11,555,278
12/31/96    12,419,446         11,447,838
01/31/97    12,465,678         11,482,894
02/28/97    12,494,013         11,511,458
03/31/97    12,342,925         11,383,894
04/30/97    12,565,728         11,554,304
05/31/97    12,694,757         11,663,529
06/30/97    12,843,894         11,801,967
07/31/97    13,203,071         12,120,229
08/31/97    13,089,168         12,016,846
09/30/97    13,301,627         12,194,073
10/31/97    13,461,510         12,370,975
11/30/97    13,523,400         12,427,941
12/31/97    13,681,812         12,553,071
01/31/98    13,893,968         12,714,230
02/28/98    13,855,371         12,704,087
03/31/98    13,902,211         12,748,312
04/30/98    13,957,191         12,814,853
05/31/98    14,119,833         12,936,413
06/30/98    14,257,594         13,046,124
07/31/98    14,305,551         13,073,877
08/31/98    14,533,176         13,286,646
09/30/98    14,969,015         13,597,767

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 6/1/87, the first full month following the Fund's Institutional Class inception on 5/11/87, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/7/94. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Total Return Fund's Institutional Class shares outperformed the Lehman
   Brothers Aggregate Bond Index for the six-month period ended September 30, 1998, returning 7.67% compared to 6.66% for the benchmark.

 . The Fund's duration was held longer than its benchmark which added to returns as yields fell across the maturity spectrum.

 . The Fund's movement from longer-maturity holdings during the first three months of the period to intermediate-maturity holdings for the final three months enhanced returns as the Fund was appropriately positioned to benefit from the largest rate declines.

 . While Treasuries outperformed during the period on a duration-adjusted basis, effective security selection and yield curve positioning overcame an underweight of the Treasury sector.

 . The mortgage sector slightly outperformed the Index when adjusted for duration. The Fund's overweight of this sector enhanced returns as its less prepayment-sensitive holdings performed well in the declining rate environment.

 . The Fund's underweight allocation to investment-grade corporates enhanced returns as global economic turmoil pressured corporate profit growth.

 . Limited positions in dollar-denominated emerging markets and below-investment-grade corporate debt detracted from returns as continued financial and economic uncertainty forced investors to the safety of higher-quality investments.

 . The Fund's hedged non-U.S. dollar positions were neutral for performance as these markets struggled with the uncertain global financial situation.

                                                     1998 Semi-Annual Report   5

PIMCO Total Return Fund II

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily intermediate-term investment grade bonds with quality and foreign issuer restrictions.


Duration:

4.6 years


Total Net Assets:

$922 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities   45.5%
Corporate Bonds and Notes    38.8%
Asset-Backed Securities       6.0%
Other                         9.7%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   60%
 AA   11%
  A   22%
BBB    7%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                                                              Lipper Intermediate
               Inst'l Class        Admin. Class        Lehman Brothers        Investment Grade
               (Incep. 12/30/91)   (Incep. 11/30/94)   Aggregate Bond Index   Debt Fund Average
-------------------------------------------------------------------------------------------------
6 Months            8.33%                8.19%                6.66%                 5.82%
1 Year             13.10%               12.81%               11.51%                10.03%
3 Years*            9.68%                9.37%                8.67%                 7.75%
5 Years*            7.78%                 --                  7.21%                 6.31%
Since Inception*    8.87%               10.97%                 --                    --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

-----------------------------------------------------------------
                            Total Return          Lehman Brothers
        MONTH                  Fund II               Aggregate
                                                    Bond index
-----------------------------------------------------------------
       12/31/91               5,000,000             5,000,000
       01/31/92               4,929,716             4,931,979
       02/29/92               4,951,937             4,964,047
       03/31/92               4,937,873             4,936,062
       04/30/92               4,963,257             4,971,716
       05/31/92               5,075,312             5,065,531
       06/30/92               5,149,979             5,135,245
       07,31/92               5,309,040             5,240,016
       08/31/92               5,355,136             5,293,098
       09/30/92               5,437,041             5,355,841
       10/31/92               5,367,337             5,284,832
       11/30/92               5,383,727             5,286,027
       12/31/92               5,471,600             5,370,083
       01/31/93               5,579,371             5,473,060
       02/28/93               5,705,377             5,568,868
       03/31/93               5,719,997             5,592,073
       04/30/93               5,793,075             5,631,013
       05/31/93               5,790,801             5,638,183
       06/30/93               5,920,354             5,740,365
       07/31/93               5,952,711             5,772,831
       08/31/93               6,070,915             5,874,017
       09/30/93               6,093,002             5,890,150
       10/31/93               6,109,820             5,912,160
       11/30/93               6,049,436             5,861,866
       12/31/93               6,067,802             5,893,636
       01/31/94               6,149,761             5,973,210
       02/28/94               6,050,676             5,869,435
       03/31/94               5,910,178             5,724,729
       04/30/94               5,870,870             5,679,016
       05/31/94               5,858,460             5,678,219
       06/30/94               5,845,104             5,665,671
       07/31/94               5,977,463             5,778,209
       08/31/94               5,984,657             5,785,380
       09/30/94               5,896,835             5,700,229
       10/31/94               5,889,836             5,695,150
       11/30/94               5,888,896             5,682,502
       12/31/94               5,933,421             5,721,741
       01/31/95               6,043,232             5,834,977
       02/28/95               6,182,752             5,973,708
       03/31/95               6,223,522             6,010,358
       04/30/95               6,299,808             6,094,313
       05/31/95               6,523,923             6,330,146
       06/30/95               6,551,569             6,376,556
       07/31/95               6,507,691             6,362,315
       08/31/95               6,628,805             6,439,100
       09/30/95               6,717,353             6,501,743
       10/31/95               6,829,613             6,586,296
       11/30/95               6,952,671             6,684,992
       12/31/95               7,059,264             6,778,807
       01/31/96               7,096,875             6,823,822
       02/29/96               6,966,380             6,705,209
       03/31/96               6,682,877             6,658,600
       04/30/96               6,829,282             6,621,153
       05/31/96               6,805,776             6,607,708
       06/30/96               6,917,299             6,696,445
       07/31/96               6,933,266             6,714,769
       08/31/96               6,916,233             6,703,516
       09/30/96               7,079,837             6,820,337
       10/31/96               7,268,469             6,971,417
       11/30/96               7,416,019             7,090,828
       12/31/96               7,331,446             7,024,896
       01/31/97               7,372,632             7,046,410
       02/28/97               7,387,727             7,063,938
       03/31/97               7,305,831             6,985,659
       04/30/97               7,418,069             7,090,230
       05/31/97               7,488,383             7,157,255
       06/30/97               7,571,276             7,242,207
       07/31/97               7,806,619             7,437,508
       08/31/97               7,730,081             7,374,066
       09/30/97               7,837,156             7,482,820
       10/31/97               7,950,092             7,591,375
       11/30/97               7,972,129             7,626,332
       12/31/97               8,063,867             7,703,117
       01/31/98               8,181,882             7,802,012
       02/28/98               8,157,419             7,795,787
       03/31/98               8,181,806             7,822,926
       04/30/98               8,222,040             7,863,759
       05/31/98               8,310,019             7,938,353
       06/30/98               8,396,686             8,005,677
       07/31/98               8,417,371             8,022,707
       08/31/98               8,634,608             8,153,272
       09/30/98               8,863,669             8,344,189

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/92, the first full month following the Fund's Institutional Class inception on 12/30/91, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/94.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Total Return Fund II delivered strong performance for the six months ended September 30, 1998. Specifically, the Fund's Institutional Class shares returned 8.33%, outperforming the Lehman Brothers Aggregate Bond Index return of 6.66%.

 . The Fund's duration was held longer than its benchmark during the period which added to returns as yields fell across the maturity spectrum.

 . The Fund's movement from longer-maturity holdings to intermediate-maturity holdings during the period enhanced returns as the Fund was appropriately positioned to benefit from the largest rate declines as the yield curve flattened.

 . Treasuries outperformed during the period on a duration-adjusted basis, and the Fund's effective selection of Treasury holdings compensated for its underweight of this sector.

 . Overall, the mortgage sector slightly outperformed the broad Index when adjusted for duration. The Fund's overweight of this sector enhanced returns as its less prepayment-sensitive holdings performed well in the declining rate environment.

 . The Fund held only a modest allocation to the investment-grade corporate sector which enhanced returns as global economic turmoil pressured corporate profit growth.

6   PIMCO Funds

PIMCO Total Return Fund III

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily intermediate-term investment grade bonds with prohibitions on firms engaged in socially sensitive practices.


Duration:

4.2 years


Total Net Assets:

$444 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities   51.9%
Corporate Bonds and Notes    25.5%
Short-Term Instruments       10.5%
Other                        12.1%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA  76%
 AA   5%
  A  10%
 BB   9%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                                                            Lipper Intermediate
              Inst'l Class      Admin. Class        Lehman Brothers         Investment Grade
              (Incep. 5/1/91)   (Incep. 4/11/97)    Aggregate Bond Index    Debt Fund Average
-----------------------------------------------------------------------------------------------
6 Months            7.54%            7.40%                  6.66%                5.82%
1 Year             12.68%           12.40%                 11.51%               10.03%
3 Years*            9.82%             --                    8.67%                7.75%
5 Years*            8.04%             --                    7.21%                6.31%
Since Inception*   10.01%           13.70%                   --                   --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

[LINE GRAPH APPEARS HERE]

----------------------------------------------------------------------
                    Total Return             Lehman Brothers
MONTH                Fund III                   Aggregate
                                               Bond Index
----------------------------------------------------------------------
04/30/91            5,000,000                5,000,000
05/31/91            5,024,573                5,029,239
08/30/91            5,011,360                5,026,682
07/31/91            5,091,347                5,096,389
08/31/91            5,231,902                5,206,675
09/30/91            5,362,299                5,312,180
10/31/91            5,419,024                5,371,326
11/30/91            5,475,902                5,420,576
12/31/91            5,678,512                5,581,558
01/31/92            5,605,239                5,505,825
02/29/92            5,649,578                5,541,424
03/31/92            5,621,306                5,510,184
04/30/92            5,643,874                5,549,984
05/31/92            5,752,958                5,654,712
06/30/92            5,844,833                5,732,534
07/31/92            6,028,857                5,849,491
08/31/92            6,069,916                5,908,747
09/30/92            6,112,922                5,978,788
10/31/92            6,061,053                5,899,520
11/30/92            6,110,005                5,900,854
12/31/92            6,200,947                5,994,686
01/31/93            6,262,534                6,109,641
02/31/93            6,404,215                6,216,592
03/31/93            6,434,449                6,242,496
04/30/93            6,497,518                6,285,965
05/31/93            6,501,189                6,293,970
06/30/93            6,644,496                6,408,036
07/31/93            6,697,102                6,444,279
08/31/93            6,880,114                6,557,233
09/30/93            6,894,099                6,575,243
10/31/93            6,957,037                6,599,813
11/30/93            6,917,372                6,543,670
12/31/93            6,984,685                6,579,135
01/31/94            7,060,374                6,667,964
02/28/94            6,937,795                6,552,118
03/31/94            6,797,242                6,390,581
04/30/94            6,731,751                6,339,552
05/31/94            6,676,376                6,336,662
06/30/94            6,881,328                6,324,654
07/31/94            6,815,349                6,450,282
08/31/94            6,830,651                6,458,287
09/30/94            6,760,588                6,363,232
10/31/94            6,777,181                6,357,562
11/30/94            6,726,341                6,343,443
12/31/94            6,745,188                6,387,246
01/31/95            6,870,185                6,513,652
02/28/95            7,076,265                6,668,520
03/31/95            7,131,606                6,709,432
04/30/95            7,251,354                6,803,153
05/31/95            7,479,227                7,066,416
06/30/95            7,468,982                7,118,224
07/31/95            7,469,280                7,102,326
08/31/95            7,577,254                7,188,042
09/30/95            7,661,664                7,257,971
10/31/95            7,778,032                7,352,359
11/30/95            7,920,241                7,462,534
12/31/95            8,042,735                7,567,261
01/31/96            8,110,490                7,617,512
02/29/96            7,917,045                7,485,103
03/31/96            7,846,991                7,433,072
04/30/96            7,813,232                7,391,271
05/31/96            7,795,663                7,376,262
06/30/96            7,938,312                7,475,319
07/31/96            7,953,817                7,495,775
08/31/96            7,937,131                7,483,213
09/30/96            8,134,267                7,613,621
10/31/96            8,353,533                7,782,274
11/30/96            8,530,260                7,915,573
12/31/96            8,415,107                7,841,975
01/31/97            8,452,273                7,865,999
02/28/97            8,465,767                7,885,556
03/31/97            8,379,284                7,798,172
04/30/97            8,523,528                7,914,906
05/31/97            8,625,020                7,989,727
06/30/97            8,714,471                8,084,560
07/31/97            8,945,988                8,302,575
08/31/97            8,888,809                8,231,756
09/30/97            9,006,608                8,353,160
10/31/97            9,140,798                8,474,341
11/30/97            9,172,684                8,513,363
12/31/97            9,274,215                8,599,079
01/31/98            9,418,706                8,709,477
02/28/98            9,404,616                8,702,528
03/31/98            9,436,938                8,732,823
04/30/98            9,472,905                8,778,405
05/31/98            9,559,386                8,861,676
06/30/98            9,655,888                8,936,830
07/31/98            9,697,309                8,955,841
08/31/98            9,643,713                9,101,592
09/30/98           10,148,628                9,314,715

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 5/1/91, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/97. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  Total Return Fund III Institutional Class shares outperformed the Lehman
   Brothers Aggregate Bond Index for the six months ended September 30, 1998, returning 7.54% compared to 6.66% for the benchmark.

 . The Fund's duration was held longer than its benchmark during the period which added to returns as yields fell across the maturity spectrum.

 . The Fund's yield curve emphasis shifted from longer-maturity holdings to intermediate-maturity holdings during the period enhancing returns as the Fund was appropriately positioned to benefit from the largest rate declines.

 . The Fund's allocation to the Treasury sector was aided by successful security selection which overcame its underweight of this sector.

 . Overall, the mortgage sector slightly outperformed the Index when adjusted for duration. The Fund's overweight of this sector enhanced returns as its less prepayment-sensitive holdings performed well in the declining rate environment.

 . The Fund's underweight of the investment-grade corporate sector enhanced returns as global economic turmoil pressured corporate profit growth.

 . Limited allocations to dollar-denominated emerging markets and below-investment-grade corporate debt detracted from returns as continued financial and economic uncertainty forced investors to the safety of higher-quality investments.

 . The Fund's hedged non-U.S. dollar positions were neutral for performance as these markets struggled with the uncertain global financial situation.

                                                     1998 Semi-Annual Report   7

PIMCO Total Return Mortgage Fund


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term mortgage-related securities.

Duration:
1.8 years

Total Net Assets:
$4 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities  71.3%
U.S. Treasury Obligations   22.5%
Short Term Securities       6.2%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                   Inst'l Class       Lehman Brothers      Lipper U.S. Mortgage
                   (Incep. 7/31/97)   Mortgage Index       Fund Average
--------------------------------------------------------------------------------
6 Months             5.08%                 4.41%                  4.54%
1 Year              10.25%                 8.62%                  8.30%
Since Inception*    10.29%                  --                    --
* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

---------------------------------------------------
             Total Return        Lehman Brothers
MONTH        Mortgage Fund       Mortgage Index
---------------------------------------------------
07/31/97      5,000,000           5,000,000
08/31/97      5,005,044           4,988,118
09/30/97      5,084,467           5,051,382
10/31/97      5,160,309           5,107,387
11/30/97      5,184,726           5,124,151
12/31/97      5,246,122           5,170,844
01/31/98      5,304,038           5,222,289
02/28/98      5,314,354           5,233,336
03/31/98      5,334,652           5,255,495
04/30/98      5,371,139           5,285,232
05/31/98      5,417,855           5,320,364
06/30/98      5,453,983           5,345,733
07/31/98      5,476,124           5,372,837
08/31/98      5,542,715           5,421,585
09/30/98      5,605,738           5,487,033

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 7/31/97, the Fund's Institutional Class inception date, compared to the Lehman Brothers Mortgage Index, an unmanaged market index.


--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the fiscal half-year ended September 30, 1998, the Total Return Mortgage
   Fund outperformed the Lehman Brothers Mortgage Index with a return of 5.08% versus 4.41%. This favorable result added to the Fund's relative performance advantage versus its benchmark since its inception on July 31, 1997 (10.29% for the Fund versus 8.29% for the Index).

 . The Fund's duration was kept longer than its benchmark, which enhanced returns as interest rates fell during the period.

 . Maturity mix was held broader than the Index which increased returns. An above-index concentration in intermediate-maturity instruments benefited as yields in that segment of the curve fell by the greatest amount.

 . The Fund's defensive positioning against prepayment risk improved returns during the period.

 . The Fund's use of adjustable rate mortgages detracted slightly from returns, particularly in the latter portion of the measurement period.

 .  Limited exposure to well-structured, collateralized mortgage obligations
   (CMOs) helped to increase returns and added prepayment protection.




8 PIMCO Funds

PIMCO Moderate Duration Fund


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily short- and intermediate-term investment grade bonds.

Duration:
3.9 years

Total Net Assets:
$257 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities          45.3%
Corporate Bonds and Notes           22.1%
Short-Term Instruments               9.3%
Sovereign Issues                     7.9%
Foreign Currency Denomination Issues 6.6%
Other                                8.8%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA 78%
AA  4%
A   5%
BBB 6%
BB  7%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
 PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


                                   Lehman Brothers            Lipper Short
                Inst'l Class       Intermediate Government/   Intermediate Grade
                (Incep. 12/31/96)  Corporate Bond Index       Debt Fund Average
--------------------------------------------------------------------------------
6 Months             6.13%                 6.45%                      4.69%
1 Year              10.03%                10.42%                      8.05%
Since Inception*     8.99%                  --                        --
* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

--------------------------------------------------------
                    Moderate Duration   Lehman Brothers
                          Fund          Intermed. Gov't/
        MONTH                            Corporate Bond
                                             Index
--------------------------------------------------------
     12/31/96               5,000,000         5,000,000
     01/31/97               5,018,573         5,019,499
     02/28/97               5,025,671         5,029,037
     03/31/97               4,987,552         4,994,337
     04/30/97               5,045,822         5,053,270
     05/31/97               5,076,973         5,095,212
     06/30/97               5,141,280         5,141,578
     07/31/97               5,240,626         5,245,952
     08/31/97               5,220,094         5,219,722
     09/30/97               5,282,529         5,280,271
     10/31/97               5,331,654         5,338,882
     11/30/97               5,354,915         5,350,628
     12/31/97               5,398,734         5,393,432
     01/31/98               5,454,128         5,464,087
     02/28/98               5,448,868         5,459,715
     03/31/98               5,476,199         5,477,186
     04/30/98               5,507,779         5,504,572
     05/31/98               5,547,118         5,544,756
     06/30/98               5,574,030         5,580,242
     07/31/98               5,603,136         5,599,773
     08/31/98               5,657,953         5,687,689
     09/30/98               5,812,116         5,830,450
--------------------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 12/31/96, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/ Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Moderate Duration Fund returned 6.13%, modestly underperforming the benchmark Lehman Brothers Intermediate Government/Corporate Bond Index return of 6.45% for the six-month period ended September 30, 1998.

 . Positives for the Fund included an above-benchmark duration which boosted returns significantly as interest rates declined by approximately 0.8% to 1.2% on short- to intermediate-maturity instruments. Focusing on intermediate maturities (two to seven years) was also favorable as these yields declined the most.

 . Detracting from relative performance was the Fund's allocation to mortgage-backed securities (mortgage-backed securities are not included in the Index) which significantly underperformed as falling interest rates led investors to anticipate higher prepayments.

 . Underweighting the corporate sector added to relative returns as corporates performed poorly due to worries about declining profits.

 . However, the Fund's small allocation to below-investment-grade credits lagged due to concerns about credit quality and liquidity.

 . Currency-hedged, non-U.S. bonds (mostly the United Kingdom) performed better than U.S. Treasuries, and the Fund's conservative allocation contributed modestly to performance.

 . Limited holdings of U.S. dollar-denominated Latin American and Korean issues declined in price under the weight of general emerging markets troubles.

                                                       1998 Semi-Annual Report 9

PIMCO Low Duration Fund


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds.

Duration:
2.4 years

Total Net Assets:
$3,492 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities 57.4%
Corporate Bonds and Notes 22,3%
Short-Term Instruments 7.4%
Other 12.9%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA 89%
AA 2%
A 2%
BBB 4%
BB 3%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
 PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                                                             Lipper Short
               Inst'l Class        Admin. Class       Merrill Lynch 1-3      Investment Grade
               (Incep. 5/11/87)    (Incep. 12/31/94)  Year Treasury Index    Debt Fund Average
--------------------------------------------------------------------------------------------------
6 Months            4.42%               4.29%              4.65%                   3.78%
1 Year              7.97%               7.71%              7.97%                   6.70%
3 Years*            7.91%               7.64%              6.82%                   6.22%
5 Years*            6.85%                --                5.95%                   5.43%
10 Years*           8.36%                --                7.39%                   7.01%
Since Inception*    8.32%               8.35%               --                      --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

------------------------------------------------------
                    Low Duration       Merrill Lynch
          MONTH        Fund          1-3 Year Treasury
                                            Index
------------------------------------------------------
       05/31/87        5,000,000             5,000,000
       06/30/87        5,046,628             5,054,486
       07/31/87        5,065,090             5,079,247
       08/31/87        5,064,335             5,083,277
       09/30/87        5,052,060             5,063,694
       10/31/87        5,133,989             5,175,497
       11/30/87        5,191,951             5,206,753
       12/31/87        5,222,390             5,239,924
       01/31/88        5,308,798             5,323,917
       02/29/88        5,347,411             5,367,579
       03/31/88        5,380,986             5,378,053
       04/30/88        5,403,325             5,385,796
       05/31/88        5,415,511             5,378,103
       06/30/88        5,466,198             5,433,788
       07/31/88        5,495,264             5,437,868
       08/31/88        5,517,425             5,449,457
       09/30/88        5,568,286             5,512,752
       10/31/88        5,619,832             5,567,754
       11/30/88        5,626,975             5,552,801
       12/31/88        5,652,043             5,565,872
       01/31/89        5,699,277             5,609,584
       02/28/89        5,708,130             5,609,468
       03/31/89        5,730,286             5,635,162
       04/30/89        5,789,151             5,721,387
       05/31/89        5,917,401             5,806,895
       06/30/89        6,046,639             5,915,301
       07/31/89        6,135,363             6,002,808
       08/31/89        6,107,180             5,965,890
       09/30/89        6,137,963             6,001,276
       10/31/89        6,219,093             6,091,880
       11/30/89        6,275,483             6,149,283
       12/31/89        6,307,554             6,173,858
       01/31/90        6,303,536             6,178,987
       02/28/90        6,346,767             6,207,779
       03/31/90        6,381,164             6,228,694
       04/30/90        6,377,250             6,240,900
       05/31/90        6,484,898             6,336,383
       06/30/90        6,554,775             6,403,041
       07/31/90        6,626,735             6,482,955
       08/31/90        6,639,802             6,502,338
       09/30/90        6,676,368             6,555,691
       10/31/90        6,724,978             6,627,712
       11/30/90        6,805,177             6,692,922
       12/31/90        6,878,682             6,774,101
       01/31/91        6,942,193             6,836,151
       02/28/91        6,997,644             6,876,758
       03/31/91        7,057,271             6,923,107
       04/30/91        7,143,402             6,988,670
       05/31/91        7,199,368             7,030,881
       06/30/91        7,245,425             7,059,426
       07/31/91        7,325,646             7,120,914
       08/31/91        7,430,571             7,218,612
       09/30/91        7,527,775             7,296,718
       10/31/91        7,593,269             7,375,086
       11/30/91        7,675,305             7,451,712
       12/31/91        7,804,629             7,565,276
       01/31/92        7,811,724             7,553,701
       02/29/92        7,850,357             7,579,762
       03/31/92        7,854,905             7,577,109
       04/30/92        7,910,379             7,646,439
       05/31/92        7,990,995             7,716,175
       06/30/92        8,065,552             7,794,942
       07/31/92        8,172,756             7,882,416
       08/31/92        8,227,543             7,951,624
       09/30/92        8,309,644             8,027,323
       10/31/92        8,312,516             7,979,320
       11/30/92        8,317,418             7,966,313
       12/31/92        8,404,634             8,041,993
       01/31/93        8,484,134             8,125,469
       02/28/93        8,548,735             8,194,941
       03/31/93        8,633,491             8,219,527
       04/30/93        8,674,838             8,270,487
       05/31/93        8,685,036             8,247,329
       06/30/93        8,771,815             8,308,113
       07/31/93        8,802,074             8,327,387
       08/31/93        8,888,391             8,400,002
       09/30/93        8,922,962             8,427,302
       10/31/93        8,948,843             8,443,819
       11/30/93        8,993,553             8,445,931
       12/31/93        9,056,846             8,477,097
       01/31/94        9,106,228             8,531,519
       02/28/94        9,066,980             8,477,003
       03/31/94        9,027,600             8,434,789
       04/30/94        8,998,069             8,404,930
       05/31/94        8,988,338             8,416,864
       06/30/94        9,007,246             8,441,778
       07/31/94        9,091,298             8,514,377
       08/31/94        9,129,999             8,544,348
       09/30/94        9,116,482             8,524,952
       10/31/94        9,115,926             8,544,133
       11/30/94        9,116,176             8,506,026
       12/31/94        9,113,801             8,525,250
       01/31/95        9,198,589             8,643,921
       02/28/95        9,314,359             8,782,689
       03/31/95        9,352,866             8,811,585
       04/30/95        9,470,326             8,890,096
       05/31/95        9,642,739             9,045,405
       06/30/95        9,692,391             9,094,070
       07/31/95        9,696,402             9,131,718
       08/31/95        9,802,372             9,186,053
       09/30/95        9,890,345             9,230,697
       10/31/95        9,964,908             9,308,604
       11/30/95       10,081,178             9,390,892
       12/31/95       10,201,089             9,463,014
       01/31/96       10,276,453             9,543,450
       02/29/96       10,210,333             9,503,081
       03/31/96       10,206,317             9,494,623
       04/30/96       10,210,668             9,502,599
       05/31/96       10,220,903             9,522,079
       06/30/96       10,324,796             9,590,448
       07/31/96       10,360,157             9,628,235
       08/31/96       10,411,622             9,661,259
       09/30/96       10,559,003             9,748,888
       10/31/96       10,711,509             9,858,660
       11/30/96       10,856,335             9,934,177
       12/31/96       10,827,172             9,934,177
       01/31/97       10,917,928             9,980,768
       02/28/97       10,962,362            10,003,723
       03/31/97       10,918,161             9,999,822
       04/30/97       11,051,403            10,081,520
       05/31/97       11,144,606            10,150,277
       06/30/97       11,232,679            10,220,213
       07/31/97       11,414,133            10,332,533
       08/31/97       11,408,378            10,342,038
       09/30/97       11,508,994            10,420,534
       10/31/97       11,594,791            10,497,958
       11/30/97       11,628,837            10,523,470
       12/31/97       11,718,950            10,595,345
       01/31/98       11,808,398            10,698,225
       02/28/98       11,849,111            10,707,426
       03/31/98       11,900,389            10,751,006
       04/30/98       11,965,788            10,801,320
       05/31/98       12,042,787            10,858,892
       06/30/98       12,072,222            10,915,357
       07/31/98       12,130,281            10,966,441
       08/31/98       12,177,935            11,104,289
       09/30/98       12,426,371            11,251,422
------------------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 6/1/87, the first full month following the Fund's Institutional Class inception on 5/11/87, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/94. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Low Duration Fund's Institutional Class shares returned 4.42% for the six-month period ended September 30, 1998, modestly underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 4.65%.

 . The Fund maintained an above-index duration throughout the period, which increased returns as interest rates declined by approximately 0.8% to 1.2% on short- to intermediate-maturity instruments.

 . Concentrating on intermediate maturities (two to seven years), where yields declined the most, was also a positive for relative performance.

 . The Fund's substantial allocation to mortgage-backed bonds detracted from returns throughout the period as expectations of rising prepayments caused mortgage-backed bonds as a group to underperform like-duration Treasuries.

 . Corporate sector holdings weakened returns relative to the all-Treasury benchmark as concerns about declining profits caused yield premiums to widen, erasing the yield advantage. However, the Fund's focus on higher-quality corporates helped minimize this sector's negative impact on returns.

 . The Fund's small allocation to currency-hedged, non-U.S. holdings in developed markets could not keep pace with the rally in U.S. Treasuries.

 . Limited holdings of U.S. dollar Latin American issues declined under the weight of general emerging markets troubles.





 10 PIMCO Funds

PIMCO Low Duration Fund II


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds with quality and foreign issuer restrictions.

Duration:
2.2 years

Total Net Assets:
$420 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities 56.9%
Corporate Bonds and Notes  27.7%
Short-Term Instruments      8.2%
Other                       7.2%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA  68%
AA   13%
A    18%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
 PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                                                            Lipper Short
              Inst'l Class      Admin. Class         Merrill Lynch 1-3      Investment Grade
              (Incep. 11/1/91)  (Incep. 2/2/98)      Year Treasury Index    Debt Fund Average
----------------------------------------------------------------------------------------------
6 Months            4.65%          4.52%                   4.65%                 3.78%
1 Year              8.22%           --                     7.97%                 6.70%
3 Years*            7.37%           --                     6.82%                 6.22%
5 Years*            6.27%           --                     5.95%                 5.43%
Since Inception     6.74%*         5.12%                    --                    --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

-----------------------------------------------------------------------------
                                   Low Duration             Merrill Lynch
          MONTH                      Fund II                   1-3 Year
                                                            Treasury Index
-----------------------------------------------------------------------------
               10/31/91               5,000,000                  5,000,000
               11/30/91               5,070,496                  5,051,950
               12/31/91               5,150,788                  5,128,941
               01/31/92               5,126,506                  5,121,094
               02/29/92               5,159,358                  5,138,762
               03/31/92               5,157,326                  5,136,964
               04/30/92               5,197,109                  5,183,966
               05/31/92               5,240,589                  5,231,244
               06/30/92               5,302,476                  5,284,645
               07/31/92               5,355,736                  5,343,949
               08/31/92               5,377,728                  5,390,869
               09/30/92               5,426,036                  5,442,189
               10/31/92               5,423,401                  5,409,645
               11/30/92               5,417,545                  5,400,827
               12/31/92               5,471,783                  5,452,135
               01/31/93               5,544,427                  5,508,728
               02/28/93               5,600,313                  5,555,828
               03/31/93               5,619,040                  5,572,496
               04/30/93               5,660,962                  5,607,045
               05/31/93               5,649,149                  5,591,344
               06/30/93               5,710,514                  5,632,553
               07/31/93               5,724,808                  5,645,621
               08/31/93               5,775,444                  5,694,851
               09/30/93               5,794,689                  5,713,359
               10/31/93               5,802,333                  5,724,557
               11/30/93               5,799,743                  5,725,988
               12/31/93               5,831,720                  5,747,117
               01/31/94               5,872,093                  5,784,014
               02/28/94               5,850,184                  5,747,054
               03/31/94               5,796,320                  5,718,434
               04/30/94               5,779,212                  5,698,191
               05/31/94               5,767,710                  5,706,282
               06/30/94               5,772,326                  5,723,172
               07/31/94               5,831,607                  5,772,392
               08/31/94               5,826,033                  5,792,711
               09/30/94               5,810,813                  5,779,561
               10/31/94               5,821,529                  5,792,565
               11/30/94               5,828,521                  5,766,731
               12/31/94               5,850,354                  5,779,763
               01/31/95               5,935,515                  5,860,217
               02/28/95               6,029,620                  5,940,737
               03/31/95               6,074,370                  5,973,886
               04/30/95               6,107,608                  6,027,114
               05/31/95               6,211,631                  6,132,407
               06/30/95               6,235,805                  6,165,399
               07/31/95               6,243,368                  6,190,923
               08/31/95               6,297,641                  6,227,760
               09/30/95               6,346,020                  6,258,027
               10/31/95               6,405,255                  6,310,844
               11/30/95               6,478,110                  6,366,632
               12/31/95               6,539,804                  6,415,528
               01/31/96               6,580,351                  6,470,061
               02/29/96               6,535,860                  6,442,692
               03/31/96               6,518,000                  6,436,958
               04/30/96               6,505,764                  6,442,365
               05/31/96               6,502,485                  6,455,572
               06/30/96               6,575,782                  6,501,923
               07/31/96               6,606,321                  6,527,541
               08/31/96               6,630,457                  6,549,930
               09/30/96               6,719,145                  6,609,338
               10/31/96               6,816,464                  6,683,760
               11/30/96               6,887,004                  6,734,957
               12/31/96               6,881,011                  6,734,957
               01/31/97               6,918,655                  6,766,544
               02/28/97               6,946,342                  6,782,107
               03/31/97               6,930,530                  6,779,461
               04/30/97               6,993,758                  6,834,850
               05/31/97               7,044,400                  6,881,464
               06/30/97               7,099,424                  6,928,877
               07/31/97               7,200,340                  7,005,026
               08/31/97               7,201,737                  7,011,470
               09/30/97               7,257,640                  7,084,687
               10/31/97               7,324,878                  7,117,177
               11/30/97               7,343,098                  7,134,473
               12/31/97               7,405,208                  7,183,201
               01/31/98               7,464,768                  7,252,950
               02/28/98               7,477,590                  7,259,187
               03/31/98               7,505,393                  7,288,733
               04/30/98               7,541,498                  7,322,844
               05/31/98               7,593,666                  7,361,875
               06/30/98               7,623,903                  7,400,156
               07/31/98               7,657,543                  7,434,789
               08/31/98               7,746,767                  7,528,244
               09/30/98               7,854,078                  7,627,994

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 11/1/91, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 2/2/98.

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . Low Duration Fund II Institutional Class shares returned 4.65%, exactly matching the return of the benchmark Merrill Lynch 1-3 Year Treasury Index return of 4.65% for the semi-annual period ended September 30, 1998.

 . The Fund maintained an above-index duration throughout the period, which increased returns as interest rates declined by approximately 0.8% to 1.2% on short- to intermediate-maturity instruments.

 . Concentrating on intermediate maturities (two to seven years), where yields declined the most, was also a positive for performance.

 . Offsetting the Fund's favorable duration and yield curve strategies was a substantial allocation to mortgage-backed bonds which detracted from returns throughout the period as expectations of rising prepayments caused mortgage-backed bonds as a group to underperform Treasuries.

 . Limited holdings in the corporate sector also weakened returns relative to the all-Treasury benchmark as concerns about declining profits caused yield premiums to widen, erasing the yield advantage.

                                                     1998 Semi-Annual Report  11

PIMCO Low Duration Fund III


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds with prohibitions on firms engaged in socially sensitive practices.

Duration:
2.4 years

Total Net Assets:
$25 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities 55.7%
Corporate Bonds and Notes  19.0%
Short-Term Instruments     16.4%
Sovereign Issues            5.3%
Other                       3.6%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA  76%
AA    5%
A    10%
BB    9%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
 PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


                                                             Lipper Short
                   Inst'l Class      Merrill Lynch 1-3       Investment Grade
                   (Incep. 12/31/96) Year Treasury Index     Debt Fund Average
-----------------------------------------------------------------------------

6 Months             4.09%                 4.65%                   3.78%
1 Year               7.39%                 7.97%                   6.70%
Since Inception*     7.24%                  --                      --
* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

----------------------------------------------------------------
                        Low Duration         Merrill Lynch 1-3
     MONTH                Fund III             Year Treasury
                                                   Index
----------------------------------------------------------------
          12/31/96            5,000,000           5,000,000
          01/31/97            5,019,544           5,023,450
          02/28/97            5,044,724           5,035,003
          03/31/97            5,028,885           5,033,040
          04/30/97            5,074,774           5,074,180
          05/31/97            5,116,879           5,108,766
          06/30/97            5,156,800           5,143,965
          07/31/97            5,193,007           5,200,497
          08/31/97            5,219,920           5,205,281
          09/30/97            5,260,771           5,244,790
          10/31/97            5,310,323           5,283,758
          11/30/97            5,313,692           5,296,598
          12/31/97            5,355,776           5,332,774
          01/31/98            5,393,985           5,384,555
          02/28/98            5,402,862           5,389,186
          03/31/98            5,427,616           5,411,120
          04/30/98            5,458,772           5,436,444
          05/31/98            5,490,624           5,465,421
          06/30/98            5,503,181           5,493,840
          07/31/98            5,527,294           5,519,552
          08/31/98            5,543,567           5,588,932
          09/30/98            5,649,590           5,662,986

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 12/31/96, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . For the six-month period ended September 30, 1998, the Low Duration Fund III returned 4.09%, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 4.65%.

 . The Fund maintained an above-index duration throughout the period, which increased returns as interest rates declined by approximately 0.8% to 1.2% on short- to intermediate-maturity instruments.

 . Concentrating on intermediate maturities (two to seven years), where yields declined the most, was also a positive for the Fund's returns.

 . While duration and yield curve strategies were positive, sector allocations more than offset those gains. The most significant detractor was the Fund's substantial allocation to mortgage-backed bonds which lagged throughout the period as expectations of rising prepayments caused mortgage-backed bonds as a group to underperform Treasuries.

 . Corporate sector holdings also weakened returns relative to the all-Treasury benchmark as concerns about declining profits caused yield premiums to widen, erasing the yield advantage.

 . Limited holdings of U.S. dollar Latin American issues declined under the weight of general emerging markets troubles.



12  PIMCO Funds

PIMCO Low Duration Mortgage Fund


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily short- and intermediate-term mortgage-related securities.

Duration:
1.7 years

Total Net Assets:
$4 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities 86.1%
Asset-Backed Securities     5.7%
Other                       8.2%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   98%
A      2%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
 PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


                   Inst'l Class      Merrill Lynch 1-3     Lipper U.S. Mortgage
                   (Incep. 7/31/97)  Year Treasury Index   Fund Average
--------------------------------------------------------------------------------

6 Months             4.74%                 4.65%                 4.54%
1 Year               8.46%                 7.97%                 8.30%
Since Inception*     9.25%                  --                    --
* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

------------------------------------------------
            Low Duration        Merrill Lynch
MONTH       Mortgage Fund       1-3 Year
                                Treasury Index
------------------------------------------------
  07/31/97    5,000,000            5,000,000
  08/31/97    5,018,286            5,004,600
  09/30/97    5,111,651            5,042,585
  10/31/97    5,159,820            5,080,051
  11/30/97    5,172,284            5,092,396
  12/31/97    5,216,267            5,127,177
  01/31/98    5,260,371            5,176,962
  02/28/98    5,285,796            5,181,414
  03/31/98    5,293,096            5,202,503
  04/30/98    5,311,809            5,226,850
  05/31/98    5,351,927            5,254,709
  06/30/98    5,392,191            5,282,034
  07/31/98    5,408,563            5,306,753
  08/31/98    5,477,311            5,373,459
  09/30/98    5,543,973            5,444,658

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 7/31/97, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index.

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Low Duration Mortgage Fund's total return for the fiscal half-year ended
   September 30, 1998 was 4.74%, outperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 4.65%. Since its inception on July 31, 1997, the Fund has outperformed its all-Treasury benchmark by 1.67% (9.25% for the Fund versus 7.58% for the Index).

 . The Fund's duration was kept longer than the Index which added to returns as interest rates declined significantly during the period.

 . A maturity mix that favored securities longer in maturity than the three-year limit of the Index increased returns as intermediate yields (maturities from two to seven years) fell by the greatest amount.

 . As refinancing activity remained brisk, adjustable rate mortgages had difficulty keeping up with Treasury returns during 1998's second and third quarters.

                                                    1998 Semi-Annual Report  13

PIMCO Short-Term Fund


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum current income, consistent with preservation of capital and daily liquidity.

Portfolio:
Primarily short-term investment grade bonds.

Duration:
0.5 years

Total Net Assets:
$402 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities 54.4%
Corporate Bonds and Notes  22.8%
Short-Term Instruments      8.0%
Asset Backed Securities     5.6%
Other                       9.2%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   70%
AA     2%
A     15%
BBB    7%
BB     6%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
 PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


                                                                Lipper Ultra-
                 Inst'l Class  Admin. Class      Lipper Money   Short Obligation
            (Incep. 10/7/87)  (Incep. 2/1/96)    Market Index   Fund Average
--------------------------------------------------------------------------------

6 Months            2.73%          2.61%            2.55%            2.91%
1 Year              5.84%          5.59%            5.19%            5.65%
3 Years*            6.90%           --              5.12%            5.78%
5 Years*            6.26%           --              4.79%            5.35%
10 Years*           6.49%           --              5.41%            5.49%
Since Inception*    6.55%          6.27%             --               --
* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

-------------------------------------------------
                  Short-Term        Lipper
     MONTH           Fund        Money Market
                                     Index
-------------------------------------------------
     10/31/87       5,000,000         5,000,000
     11/30/87       5,029,461         5,028,003
     12/31/87       5,060,119         5,057,166
     01/31/88       5,094,787         5,085,483
     02/29/88       5,116,118         5,111,420
     03/31/88       5,144,560         5,138,509
     04/30/88       5,173,186         5,163,690
     05/31/88       5,202,593         5,191,059
     06/30/88       5,232,291         5,219,609
     07/31/88       5,259,411         5,249,882
     08/31/88       5,293,423         5,282,958
     09/30/88       5,328,409         5,316,238
     10/31/88       5,375,276         5,350,261
     11/30/88       5,411,635         5,383,970
     12/31/88       5,443,779         5,421,120
     01/31/89       5,483,420         5,460,149
     02/28/89       5,522,499         5,496,732
     03/31/89       5,571,029         5,539,060
     04/30/89       5,613,569         5,580,602
     05/31/89       5,665,094         5,625,247
     06/30/89       5,708,266         5,667,437
     07/31/89       5,756,794         5,709,374
     08/31/89       5,788,039         5,749,912
     09/30/89       5,828,328         5,789,009
     10/31/89       5,883,335         5,829,532
     11/30/89       5,922,983         5,868,010
     12/31/89       5,957,698         5,907,325
     01/31/90       5,987,232         5,947,492
     02/28/90       6,024,238         5,983,180
     03/31/90       6,064,842         6,022,072
     04/30/90       6,090,417         6,061,216
     05/31/90       6,148,665         6,101,825
     06/30/90       6,189,318         6,140,264
     07/31/90       6,232,885         6,180,788
     08/31/90       6,267,095         6,220,985
     09/30/90       6,309,632         6,258,290
     10/31/90       6,358,334         6,298,971
     11/30/90       6,409,912         6,338,025
     12/31/90       6,462,141         6,377,954
     01/31/91       6,509,418         6,416,859
     02/28/91       6,545,494         6,449,583
     03/31/91       6,576,473         6,483,125
     04/30/91       6,618,103         6,515,539
     05/31/91       6,656,338         6,547,464
     06/30/91       6,682,104         6,576,275
     07/31/91       6,722,727         6,607,838
     08/31/91       6,766,617         6,638,234
     09/30/91       6,804,471         6,666,779
     10/31/91       6,844,965         6,696,114
     11/30/91       6,882,973         6,722,899
     12/31/91       6,892,228         6,750,464
     01/31/92       6,919,339         6,775,439
     02/29/92       6,934,403         6,796,441
     03/31/92       6,948,634         6,818,190
     04/30/92       6,979,006         6,839,326
     05/31/92       7,001,946         6,859,847
     06/30/92       7,031,009         6,879,740
     07/31/92       7,061,296         6,899,690
     08/31/92       7,080,606         6,917,632
     09/30/92       7,100,505         6,934,232
     10/31/92       7,109,622         6,950,875
     11/30/92       7,119,728         6,966,860
     12/31/92       7,142,089         6,984,279
     01/31/93       7,167,580         7,001,040
     02/28/93       7,187,715         7,015,741
     03/31/93       7,222,352         7,031,879
     04/30/93       7,248,666         7,047,351
     05/31/93       7,279,042         7,062,147
     06/30/93       7,309,491         7,077,686
     07/31/93       7,337,521         7,093,258
     08/31/93       7,358,333         7,109,572
     09/30/93       7,378,551         7,125,210
     10/31/93       7,406,168         7,140,887
     11/30/93       7,435,531         7,156,597
     12/31/93       7,472,268         7,173,058
     01/31/94       7,487,037         7,189,554
     02/28/94       7,497,133         7,204,654
     03/31/94       7,486,772         7,221,944
     04/30/94       7,500,714         7,240,000
     05/31/94       7,507,684         7,260,269
     06/30/94       7,544,131         7,281,328
     07/31/94       7,581,551         7,303,901
     08/31/94       7,613,244         7,328,743
     09/30/94       7,623,522         7,353,648
     10/31/94       7,645,459         7,380,856
     11/30/94       7,653,660         7,408,906
     12/31/94       7,688,576         7,440,763
     01/31/95       7,728,764         7,474,248
     02/28/95       7,801,580         7,505,640
     03/31/95       7,820,739         7,540,914
     04/30/95       7,906,502         7,574,851
     05/31/95       7,988,187         7,611,211
     06/30/95       8,016,388         7,646,219
     07/31/95       8,066,388         7,681,394
     08/31/95       8,106,191         7,715,959
     09/30/95       8,183,875         7,749,906
     10/31/95       8,244,808         7,784,781
     11/30/95       8,323,417         7,818,256
     12/31/95       8,396,279         7,852,655
     01/31/96       8,438,474         7,887,206
     02/28/96       8,455,531         7,917,969
     03/31/96       8,484,975         7,949,641
     04/30/96       8,526,887         7,981,437
     05/31/96       8,573,734         8,014,160
     06/30/96       8,622,971         8,045,418
     07/31/96       8,649,616         8,079,208
     08/31/96       8,706,604         8,114,140
     09/30/96       8,792,582         8,144,784
     10/31/96       8,865,196         8,178,174
     11/30/96       8,947,374         8,210,888
     12/31/96       8,984,288         8,245,372
     01/31/97       9,039,631         8,280,004
     02/28/97       9,081,953         8,310,639
     03/31/97       9,089,081         8,344,714
     04/30/97       9,142,882         8,378,927
     05/31/97       9,211,364         8,414,958
     06/30/97       9,273,987         8,450,300
     07/31/97       9,348,891         8,486,635
     08/31/97       9,379,554         8,523,128
     09/30/97       9,444,784         8,558,926
     10/31/97       9,469,319         8,595,729
     11/30/97       9,513,992         8,631,831
     12/31/97       9,569,434         8,669,809
     01/31/98       9,628,194         8,707,958
     02/28/98       9,663,998         8,741,919
     03/31/98       9,730,989         8,779,511
     04/30/98       9,777,926         8,815,504
     05/31/98       9,824,621         8,853,411
     06/30/98       9,860,451         8,889,709
     07/31/98       9,921,920         8,927,934
     08/31/98       9,927,830         8,966,352
     09/30/98       9,996,273         9,003,090

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 11/1/87, the first full month following the Fund's Institutional Class inception on 10/7/87, compared to the Lipper

PIMCO Long-Term U.S. Government Fund


--------------------------------------------------------------------------------
 FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily longer-term U.S.
government bonds.

Duration:
9.8 years

Total Net Assets:
$194 million

Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities  49.5%
U.S. Treasury Obligations   35.5%
Asset-Backed Securities     5.5%
Other                       9.5%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA    98%
AA      1%
A       1%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                              LB Int. &        Lehman Brothers    Lipper General
          Inst'l Class     Admin. Class       20+ Year         Aggregate          U.S. Government
          (Incep. 7/1/91)  (Incep. 9/23/97)   Treasury Index   Bond Index         Fund Average
-------------------------------------------------------------------------------------------------
6 Months         13.66%          13.49%          11.90%           6.66%                6.99%
1 Year           22.67%          22.34%          20.53%          11.51%               11.63%
3 Years*         12.97%            --            11.62%           8.67%                7.82%
5 Years*          9.93%            --             8.81%           7.21%                6.10%
Since Inception* 13.82%          21.65%            --              --                   --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

---------------------------------------------------------------------------
                         Long-Term      Lehman Int & 20+    Lehman Brothers
          MONTH          U.S. Gov't           Year             Aggregate
                            Fund         Treasury Index        Bond Index
---------------------------------------------------------------------------
       06/30/91           5,000,000            5,000,000          5,000,000
       07/31/91           5,068,858            5,078,653          5,069,337
       08/31/91           5,265,511            5,253,833          5,179,037
       09/30/91           5,442,627            5,415,685          5,283,983
       10/31/91           5,470,292            5,423,958          5,342,814
       11/30/91           5,543,810            5,449,855          5,391,803
       12/31/91           5,909,199            5,774,939          5,551,931
       01/31/92           5,742,566            5,595,656          5,476,401
       02/29/92           5,771,828            5,625,075          5,512,010
       03/31/92           5,753,678            5,562,934          5,480,935
       04/30/92           5,725,465            5,551,125          5,520,525
       05/31/92           5,930,074            5,707,247          5,624,696
       06/30/92           6,016,162            5,781,880          5,702,106
       07/31/92           6,300,744            6,023,037          5,818,441
       08/31/92           6,427,326            6,061,588          5,877,383
       09/30/92           6,540,767            6,149,824          5,947,052
       10/31/92           6,378,211            6,022,902          5,868,205
       11/30/92           6,445,336            6,055,985          5,869,532
       12/31/92           6,614,191            6,221,353          5,962,865
       01/31/93           6,790,743            6,388,329          6,077,211
       02/28/93           7,063,398            6,593,498          6,183,594
       03/31/93           7,101,318            6,608,592          6,209,360
       04/30/93           7,156,851            6,657,303          6,252,599
       05/31/93           7,184,508            6,685,270          6,260,561
       06/30/93           7,540,954            6,950,671          6,374,021
       07/31/93           7,650,608            7,066,676          6,410,072
       08/31/93           7,942,707            7,331,491          6,522,427
       09/30/93           7,968,888            7,351,540          6,540,341
       10/31/93           8,009,725            7,404,297          6,564,781
       11/30/93           7,792,708            7,233,849          6,508,935
       12/31/93           7,842,784            7,252,703          6,544,212
       01/31/94           8,022,521            7,413,784          6,632,570
       02/28/94           7,708,576            7,126,553          6,517,340
       03/31/94           7,394,709            6,825,285          6,356,659
       04/30/94           7,268,749            6,744,159          6,305,901
       05/31/94           7,246,140            6,693,854          6,305,016
       06/30/94           7,204,478            6,829,252          6,291,082
       07/31/94           7,383,601            6,861,152          6,416,044
       08/31/94           7,399,922            6,802,522          6,424,006
       09/30/94           7,169,097            6,580,310          6,329,455
       10/31/94           1,122,283            6,559,449          6,323,816
       11/30/94           7,100,894            6,601,562          6,309,771
       12/31/94           7,263,266            6,705,670          6,353,342
       01/31/95           7,453,074            6,883,563          6,479,077
       02/28/95           7,711,268            7,070,315          6,633,122
       03/31/95           7,801,463            7,134,690          6,673,818
       04/30/95           7,935,436            7,258,496          6,767,041
       05/31/95           8,543,447            7,792,055          7,028,907
       06/30/95           8,641,206            7,879,508          7,080,440
       07/31/95           8,492,085            7,759,077          7,064,626
       08/31/95           8,683,920            7,924,423          7,149,887
       09/30/95           8,871,163            8,063,754          7,219,445
       10/31/95           9,089,923            8,278,998          7,313,332
       11/30/95           9,313,423            8,471,111          7,422,922
       12/31/95           9,556,575            8,682,059          7,527,093
       01/31/96           9,571,589            8,688,221          7,577,078
       02/29/96           9,125,878            8,293,222          7,445,371
       03/31/96           8,958,506            8,135,410          7,393,617
       04/30/96           8,759,744            8,006,952          7,352,037
       05/31/96           8,771,139            7,969,721          7,337,108
       06/30/96           8,947,395            8,133,816          7,435,639
       07/31/96           8,918,333            8,136,866          7,455,987
       08/31/96           8,856,612            8,036,207          7,443,491
       09/30/96           9,102,968            8,252,684          7,573,207
       10/31/96           9,493,678            8,566,251          7,740,965
       11/30/96           9,851,090            8,833,466          7,873,557
       12/31/96           9,624,385            8,631,621          7,800,349
       01/31/97           9,576,361            8,569,404          7,824,236
       02/28/97           9,598,405            8,572,900          7,843,699
       03/31/97           9,359,770            8,360,698          7,755,779
       04/30/97           9,570,437            8,557,405          7,872,893
       05/31/97           9,684,481            8,651,795          7,947,317
       06/30/97           9,875,451            8,816,262          8,041,646
       07/31/97          10,424,177            9,309,083          8,258,504
       08/31/97          10,161,918            9,067,905          8,188,061
       09/30/97          10,427,124            9,303,828          8,308,820
       10/31/97          10,761,870            9,598,856          8,429,358
       11/30/97          10,884,053            9,721,316          8,468,174
       12/31/97          11,070,318            9,873,400          8,553,435
       01/31/98          11,276,193           10,064,364          8,663,246
       02/28/98          11,199,620            9,999,353          8,656,334
       03/31/98          11,253,545           10,021,549          8,686,469
       04/30/98          11,318,487           10,058,381          8,731,809
       05/31/98          11,539,028           10,237,616          8,814,637
       06/30/98          11,809,161           10,459,638          8,889,393
       07/31/98          11,801,731           10,422,257          8,908,303
       08/31/98          12,300,067           10,851,859          9,053,280
       09/30/98          12,791,270           11,213,683          9,265,272
---------------------------------------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 7/1/91, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, and a 10 year duration blend of the Lehman Brothers Intermediate and 20+Yr. Treasury Indices, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/97.

--------------------------------------------------------------------------------
 PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Long-Term U.S. Government Fund's Institutional Class shares posted a return of 13.66% for the semi-annual reporting period ended September 30, 1998, strongly outperforming the 11.90% return of the Fund's blended Treasury benchmark.

 . The dominant theme impacting market performance was a "flight to quality" which made the Treasury sector the best performing U.S. fixed income sector as credit spreads widened.

 . Treasury yields fell most in the intermediate-maturity range, producing an overall steeper yield curve, while longer duration Treasuries delivered the best price performance over the six-month period.

 . The Fund's yield curve strategy improved relative returns by overweighting longer-maturity issues in the first fiscal quarter and intermediate-maturity holdings in the second fiscal quarter.

 . Average Fund duration did not contribute significantly to relative performance as the Fund's duration was equivalent to the benchmark over the period.

 . Security selection was helpful as specific longer-maturity Treasuries contributed strongly to performance.

 . Exposure to longer-term mortgages detracted from performance due to higher than expected prepayment rates and widening yield spreads relative to the safety of Treasuries.





                                                     1998 Semi-Annual Report  15

PIMCO Real Return Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum real return, consistent with preservation of real capital and prudent investment management.


Portfolio:

Primarily inflation-indexed bonds.


Duration:

3.0 years


Total Net Assets:

$11 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

U.S. Treasury Obligations   42.7%
U.S. Government Agencies    21.6%
Short-Term Instruments      14.6%
Corporate Bonds and Notes   11.6%
Other                        9.5%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   89%
 AA    2%
  A    3%
BBB    3%
 BB    3%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


                 Inst'l Class      Lehman Brothers Inflation Lipper Short U.S.
                 (Incep. 1/29/97)  Linked Treasury Index     Government Fund Average
------------------------------------------------------------------------------------
6 Months             4.53%                 4.09%                      4.00%
1 Year               6.60%                 5.67%                      6.77%
Since Inception*     5.61%                  --                        --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

----------------------------------------------
             Real Return     Lehman Borthers
MONTH         Bond Fund      Inflation Linked
                              Treasury Index
----------------------------------------------

  01/31/97     5,000,000           5,000,000
  02/28/97     5,017,061           5,016,499
  03/31/97     4,971,983           4,947,776
  04/30/97     5,002,809           4,977,955
  05/31/97     5,032,748           5,004,838
  06/30/97     5,021,938           4,988,823
  07/31/97     5,083,742           5,036,214
  08/31/97     5,094,469           5,051,322
  09/30/97     5,104,457           5,061,426
  10/31/97     5,159,085           5,113,556
  11/30/97     5,196,006           5,142,195
  12/31/97     5,169,329           5,120,599
  01/31/98     5,199,466           5,145,691
  02/28/98     5,193,833           5,141,057
  03/31/98     5,205,501           5,138,489
  04/30/98     5,233,211           5,157,501
  05/31/98     5,254,770           5,194,120
  06/30/98     5,272,877           5,207,097
  07/31/98     5,313,726           5,231,257
  08/31/98     5,317,549           5,243,132
  09/30/98     5,441,195           5,348,519
----------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 2/1/97, the first full month following the Fund's Institutional Class inception date on 1/29/97, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the semi-annual period ended September 30, 1998, the Real Return Bond
   Fund returned 4.53%, outperforming the 4.09% return of its benchmark, the Lehman Brothers Inflation Linked Treasury Index.

 . The Fund bested the Index due in part to holding an above-benchmark duration in a falling rate environment. Relative performance also benefited from the yield pick-up offered by U.S. corporate and agency inflation-indexed issues, and limited holdings of non-inflation-indexed securities.

 . The non-inflation-indexed Treasury curve steepened with intermediate yields dropping the furthest.

 . The U.S. inflation-indexed curve became slightly positively sloped as intermediate real yields benefited most directly from falling inflation expectations.

 .  Real and non-inflation-indexed yield spreads declined by an average of 1.0%.

 . The "break-even" inflation adjustment, equating inflation-adjusted yields with non-inflation-indexed yields, became less than 1.0% for intermediate issues.

16  PIMCO Funds

PIMCO Foreign Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).


Portfolio:

Primarily investment grade foreign bonds.


Duration:

6.2 years


Total Net Assets:

$561 million


Country Allocation:*

[PIE CHART APPEARS HERE]

United States           32.6%
Australia                8.1%
United Kingdom           7.5%
Italy                    6.5%
Short-Term Instruments  20.1%
Other                   25.2%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   64%
 AA   19%
  A    6%
BBB    6%
 BB    4%
  B    1%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

               Inst'l Class      Admin. Class        J.P. Morgan Non-      Lipper International
               (Incep. 12/3/92)  (Incep. 1/28/97)    U.S. Index (Hedged)   Income Fund Average
----------------------------------------------------------------------------------------------
6 Months            4.88%             4.75%                 7.81%                7.03%
1 Year             10.53%            10.26%                14.18%                7.72%
3 Years*           14.96%              --                  13.13%                6.88%
5 Years*           10.68%              --                  10.17%                6.21%
Since Inception*   11.45%             9.76%                  --                   --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

------------------------------------------------------------------------------
                                   Foreign Bond             J.P. Morganch
          MONTH                       Fund                 Non-U.S. Index
                                                              (Hedged)
------------------------------------------------------------------------------
               12/31/92                5,000,000                  5,000,000
               01/31/93                5,041,660                  5,045,501
               02/28/93                5,152,513                  5,136,826
               03/31/93                5,171,807                  5,139,908
               04/30/93                5,171,804                  5,140,421
               05/31/93                5,218,564                  5,169,209
               06/30/93                5,342,019                  5,274,661
               07/31/93                5,426,186                  5,333,737
               08/31/93                5,558,061                  5,444,678
               09/30/93                5,580,127                  5,468,090
               10/31/93                5,653,151                  5,540,815
               11/30/93                5,679,152                  5,579,601
               12/31/93                5,820,067                  5,695,098
               01/31/94                5,827,680                  5,666,624
               02/28/94                5,673,113                  5,539,12?
               03/31/94                5,574,498                  5,488,718
               04/30/94                5,522,099                  5,449,747
               05/31/94                5,441,127                  5,389,254
               06/30/94                5,340,992                  5,334,283
               07/31/94                5,374,816                  5,369,488
               08/31/94                5,322,015                  5,317,942
               09/30/94                5,330,821                  5,322,728
               10/31/94                5,351,402                  5,343,487
               11/30/94                5,430,650                  5,418,829
               12/31/94                5,395,132                  5,406,367
               01/31/95                5,431,819                  5,465,297
               02/28/95                5,467,726                  5,535,800
               03/31/95                5,471,621                  5,648,728
               04/30/95                5,605,512                  5,738,544
               05/31/95                5,825,529                  5,926,769
               06/30/95                5,790,386                  5,907,210
               07/31/95                5,900,948                  5,981,642
               08/31/95                6,013,433                  6,033,680
               09/30/95                6,099,110                  6,129,012
               10/31/95                6,201,268                  6,197,659
               11/30/95                6,444,451                  6,333,387
               12/31/95                6,540,017                  6,392,287
               01/31/96                6,700,408                  6,469,635
               02/29/96                6,557,601                  6,993,293
               03/31/96                6,664,336                  6,446,357
               04/30/96                6,825,851                  6,523,713
               05/31/96                6,852,155                  6,568,075
               06/30/96                6,930,027                  6,622,589
               07/31/96                6,997,369                  6,672,259
               08/31/96                7,169,036                  6,761,000
               09/30/96                7,370,202                  6,905,010
               10/31/96                7,552,295                  7,018,941
               11/30/96                7,735,101                  7,159,321
               12/31/96                7,775,388                  7,169,345
               01/31/97                7,899,810                  7,258,963
               02/28/97                7,942,561                  7,305,419
               03/31/97                7,843,570                  7,266,703
               04/30/97                7,917,253                  7,345,183
               05/31/97                7,958,788                  7,383,378
               06/30/97                8,118,878                  7,508,894
               07/31/97                8,239,266                  7,628,287
               08/31/97                8,206,198                  7,637,441
               09/30/97                8,383,475                  7,772,623
               10/31/97                8,286,145                  7,822,367
               11/30/97                8,398,755                  7,878,689
               12/31/97                8,522,040                  7,981,113
               01/31/98                8,645,607                  8,087,245
               02/28/98                8,725,510                  8,159,239
               03/31/98                8,835,222                  8,231,855
               04/30/98                8,855,827                  8,273,838
               05/31/98                8,942,528                  8,387,190
               06/30/98                8,987,048                  8,423,255
               07/31/98                9,130,620                  8,501,590
               08/31/98                9,058,201                  8,669,071
               09/30/98                9,266,649                  8,874,530

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/93, the first full month following the Fund's Institutional Class inception on 12/3/92, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/97. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the semi-annual period ended September 30, 1998, the Foreign Bond Fund
   Institutional Class shares posted a return of 4.88%, underperforming the 7.81% return of the Fund's benchmark, the J.P. Morgan Non-U.S. Index (Hedged).

 . The second half of the period saw heightened turmoil in the emerging markets dominated by Russia's default. Although the Fund had no exposure to Russia and only modest exposure to the better performing emerging markets, contagion effects and an underweight bond position in Japan were the primary factors limiting relative returns.

 . A bullish duration stance added to performance overall as yields declined during the period.

 . In addition to the Fund's underweight in Japan, an overweight position in Greece also hurt performance as an EMU convergence rally and lower than expected inflation numbers gave way to an indiscriminate flight to quality during August. As yield premiums in dollar denominated Latin American and Eastern European issues continued to widen, modest emerging market positions also declined. On a positive note, an overweight in 30-year German Bunds added to performance as core European markets rallied on flight to quality and continued subdued inflation.

 . The Fund's currency strategy detracted from both absolute and relative performance. In Europe, the Fund overweighted the Norwegian krone versus the Deutschemark and the Swiss franc. As Russia's financial crisis decreased the demand for Scandinavian currencies, the long Norwegian krone position declined, falling up to 8% against the Deutschemark, following the central bank's comments that they would temporarily suspend attempts to support the currency. Underweighting the yen versus the dollar and Deutschemark detracted from performance as the yen strengthened largely on technical factors.

                                                    1998 Semi-Annual Report   17

PIMCO Global Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (U.S. and non-U.S.).


Portfolio:

Primarily investment grade U.S. and foreign bonds.


Duration:

6.1 years


Total Net Assets:

$277 million


Country Allocation:*

[PIE CHART APPEARS HERE]

United States           44.5%
United Kingdom           8.2%
Australia                7.6%
Italy                    5.1%
Short-Term Instruments  10.4%
Other                   24.2%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   65%
 AA   15%
  A    8%
BBB    6%
 BB    5%
  B    1%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                                  J.P. Morgan
              Inst'l Class       Admin. Class     Global Index     Lipper Global Income
              (Incep. 11/23/93)  (Incep. 8/1/96)  (Unhedged)       Fund Average
------------------------------------------------------------------------------------
6 Months            7.61%            7.61%           10.87%             0.88%
1 Year              8.63%            8.50%           12.84%             3.40%
3 Years*            8.66%             --              7.01%             6.55%
Since Inception*    8.78%            7.51%            --                 --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

--------------------------------------------------------------------------------
                       Global Bond             J.P Morgan
          MONTH           Fund                 Global Index
                                               (Unhedged)
--------------------------------------------------------------------------------

          11/30/93       5,000,000             5,000,000
          12/31/93       5,159,354             5,051,001
          01/31/94       5,172,612             5,098,479
          02/28/94       5,050,687             5,042,396
          03/31/94       4,981,799             5,019,201
          04/30/94       4,983,396             5,015,186
          05/31/94       4,957,155             4,973,560
          06/30/94       4,993,232             5,032,746
          07/31/94       5,040,972             5,080,054
          08/31/94       5,023,423             5,066,846
          09/30/94       5,045,769             5,091,673
          10/31/94       5,117,441             5,168,048
          11/30/94       5,070,101             5,102,929
          12/31/94       5,071,554             5,114,666
          01/31/95       5,158,708             5,217,982
          02/28/95       5,306,429             5,352,606
          03/31/95       5,497,439             5,625,054
          04/30/95       5,586,069             5,714,492
          05/31/95       5,774,015             5,873,926
          06/30/95       5,791,402             5,910,344
          07/31/95       5,833,592             5,938,122
          08/31/95       5,749,603             5,773,043
          09/30/95       5,839,678             5,902,936
          10/31/95       5,966,448             5,960,786
          11/30/95       6,121,958             6,027,545
          12/31/95       6,238,009             6,102,287
          01/31/96       6,250,544             6,039,434
          02/29/96       6,152,157             6,004,405
          03/31/96       6,159,100             5,995,399
          04/30/96       6,210,796             5,973,217
          05/31/96       6,191,536             5,979,190
          06/30/96       6,265,488             6,031,208
          07/31/96       8,379,395             6,142,182
          08/31/96       6,491,924             6,167,980
          09/30/96       8,584,759             6,201,904
          10/31/96       6,764,325             6,324,702
          11/30/96       6,923,739             6,415,146
          12/31/96       6,879,967             6,370,239
          01/31/97       6,702,769             6,210,983
          02/28/97       6,656,620             6,168,128
          03/31/97       6,576,929             6,121,249
          04/30/97       6,536,080             6,086,970
          05/31/97       6,699,780             6,230,822
          06/30/97       6,783,140             6,301,651
          07/31/97       6,758,664             6,278,337
          08/31/97       6,721,424             6,270,802
          09/30/97       6,895,854             6,410,014
          10/31/97       6,891,415             6,545,905
          11/30/97       6,834,927             6,467,355
          12/31/97       6,817,645             6,460,241
          01/31/98       8,851,128             6,545,843
          02/28/98       8,915,929             6,573,126
          03/31/98       6,961,654             6,523,829
          04/30/98       7,063,593             6,624,295
          05/31/98       7,059,363             6,652,780
          06/30/98       7,070,889             6,671,407
          07/31/98       7,130,372             6,689,420
          08/31/98       7,124,542             6,874,048
          09/30/98       7,491,180             7,232,874
--------------------------------------------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 12/1/93, the first full month following the Fund's Institutional Class inception on 11/23/93, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/1/96. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Global Bond Fund posted favorable absolute performance for the period with Institutional Class shares returning 7.61%. However, relative performance lagged the return of the Fund's benchmark, the J.P. Morgan Global Index (Unhedged) which returned 10.87%.

 . Russia's default and heightened discord in the emerging markets characterized the second fiscal quarter. Contagion effects and an underweight bond position in Japan were the primary factors limiting relative returns, although the Fund had no exposure to Russia and only modest exposure to the better performing emerging markets.

 . A bullish duration stance added to performance overall as yields declined during the period.

 . An overweight position in Greece hurt performance as an EMU convergence rally and lower than expected inflation numbers gave way to a flight to quality during August. As yield premiums in dollar denominated Latin American and Eastern European bonds continued to widen, modest emerging market positions declined. An overweight in 30-year German Bunds added to performance as core European markets rallied on flight to quality and continued subdued inflation.

 .  The Fund's currency strategy detracted from performance. An overweight, long
   Norwegian krone position declined as Russia's financial crisis decreased the demand for Scandinavian currencies, while an underweight in the yen versus the dollar and Deutschemark also detracted from performance as the yen strengthened largely on technical factors.

 . Overall, the decline of the U.S. dollar helped unhedged portfolios, like the Fund, as the period saw the dollar decline against both the yen and European currencies.

18  PIMCO Funds

PIMCO Global Bond Fund II

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (U.S. and non-U.S.).


Portfolio:

Primarily investment grade U.S. and foreign bonds.


Duration:

6.2 years


Total Net Assets:

$42 million


Country Allocation:*

[PIE CHART APPEARS HERE]

United States              39.9%
Australia                   8.7%
United Kingdom              6.5%
Short-Term Instruments     17.0%
Other                      27.9%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   65%
 AA   15%
  A    7%
BBB    6%
 BB    6%
  B    1%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998



                   Inst'l Class       J.P Morgan Global   Lipper Global Income
                   (Incep. 2/25/98)   Index (Hedged)      Fund Average
-------------------------------------------------------------------------------
6 Months             4.02%                 8.18%                0.88%
Since Inception      5.63%                  --                   --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

---------------------------------------------
               Global Bond     J.P. Morgan
  MONTH          Fund II       Global Index
                               (Hedged)
---------------------------------------------
  02/28/98       5,000,000         5,000,000
  03/31/98       5,069,096         5,032,502
  04/30/98       5,092,746         5,057,159
  05/31/98       5,121,536         5,120,376
  06/30/98       5,146,064         5,157,242
  07/31/98       5,210,272         5,190,249
  08/31/98       5,156,019         5,308,584
  09/30/98       5,273,043         5,443,954
---------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 3/1/98, the first full month following the Fund's Institutional Class inception on 2/25/98, compared to the J.P. Morgan Global Index (Hedged), an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Global Bond Fund II returned 4.02% for the six-month period ended
   September 30, 1998, compared to the 8.18% return of the J.P. Morgan Global Index (Hedged).

 . The second half of the period saw heightened turmoil in the emerging markets dominated by Russia's default. Although the Fund had no exposure to Russia and only modest exposure to the better performing emerging markets, contagion effects and an underweight bond position in Japan were the primary factors limiting relative returns.

 . A bullish duration stance added to performance overall as yields declined during the period.

 . In addition to the Fund's Japan underweight, an overweight position in Greece also hurt performance as an EMU convergence rally and lower than expected inflation numbers gave way to an indiscriminate flight to quality during August. As yield premiums in dollar denominated Latin American and Eastern European issues continued to widen, modest emerging market positions also declined. On a positive note, an overweight in 30-year German Bunds added to performance as core European markets rallied on flight to quality and continued subdued inflation.

 . The Fund's currency strategy detracted from both absolute and relative performance. In Europe, the Fund overweighted the Norwegian krone versus the Deutschemark and the Swiss franc. In addition, the yen was favored versus the dollar and subsequently the Deutschemark. As Russia's financial crisis decreased the demand for Scandinavian currencies, the long Norwegian krone position declined, falling up to 8% against the Deutschemark. The underweight in the yen versus the dollar and Deutschemark also detracted from performance as the yen strengthened largely on technical factors.

                                                   1998 Semi-Annual Report    19

PIMCO Emerging Markets Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).


Portfolio:

Primarily emerging market bonds.


Duration:

4.9 years


Total Net Assets:

$4 million

Country Allocation:*

[PIE CHART APPEARS HERE]

Argentina                 15.6%
Mexico                    14.4%
Brazil                    13.1%
United States             12.3%
South Korea               12.1%
Venezuela                  5.8%
Short-Term Instruments     9.2%
Other                     17.5%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA    15%
  A     5%
BBB    12%
 BB    60%
  B     7%
CCC     1%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


                   Inst'l Class     J.P Morgan Emerging  Lipper Emerging Markets
                   (Incep. 7/31/97) Markets Plus Index   Debt Fund Average
--------------------------------------------------------------------------------
6 Months            (25.91)%             (25.94)%               (32.90)%
1 Year              (24.78)%             (25.29)%               (31.22)%
Since Inception*    (20.61)%               --                     --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

------------------------------------------------------
                Emerging Markets       J.P. Morgan
    MONTH          Bond Fund         Emerging Markets
                                        Plus Index
------------------------------------------------------
     07/31/97        5,000,000          5,000,000
     08/31/97        4,941,202          4,979,763
     09/30/97        5,077,992          5,132,145
     10/31/97        4,500,427          4,540,921
     11/30/97        4,738,197          4,756,615
     12/31/97        4,859,660          4,920,720
     01/31/98        4,866,472          4,910,880
     02/28/98        5,005,158          5,051,329
     03/31/98        5,155,188          5,177,076
     04/30/98        5,168,205          5,189,638
     05/31/98        5,002,060          5,012,513
     06/30/98        4,838,082          4,867,654
     07/31/98        4,912,199          4,901,240
     08/31/98        3,543,793          3,492,624
     09/30/98        3,819,422          3,834,203

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 7/31/97, the Fund's Institutional Class inception date, compared to the J.P. Morgan Emerging Markets Plus Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Emerging Markets Bond Fund narrowly outperformed the J.P. Morgan Emerging
   Markets Plus Index for the six-month period ended September 30, 1998 (-25.91% for the Fund versus -25.94% for the Index).

 . All segments of the high yield bond market have been hit hard by investor fears and consequent market volatility, precipitating heavy selling and resulting in significantly higher yields and lower bond prices.

 . In this market environment, the Fund's above-index duration detracted from relative returns as yield premiums widened.

 . Significantly underweighted positions in Russia and Venezuela helped relative returns.

 . Overweighted allocations to higher quality credits in Korea, Argentina, Brazil, Poland, and the Philippines also boosted performance.

20  PIMCO Funds

PIMCO High Yield Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily high yield bonds.


Duration:

4.8 years


Total Net Assets:

$2,470 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

Corporate Bonds and Notes    82.0%
Short-Term Instruments        6.2%
Other                        11.8%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA    1%
BBB    4%
 BB   55%
  B   40%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


                                                 Lehman Brothers   Lipper High
            Inst'l Class       Admin. Class      BB Intermediate   Current Yield
            (Incep. 12/16/92)  (Incep. 1/16/95)  Corp. Index       Fund Average
--------------------------------------------------------------------------------
6 Months           (0.27)%        (0.39)%            1.60%              (6.85)%
1 Year              5.07%          4.82%             6.00%              (1.75)%
3 Years*           10.72%         10.45%             9.46%               8.23%
5 Years*           10.88%           --               9.25%               7.78%
Since Inception*   11.83%         12.50%              --                  --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

---------------------------------------------------
                    High Yield           Lehman BB
MONTH                  Fund              Intermed.
                                        Corp. Index
---------------------------------------------------
12/31/92             5,000,000             5,000,000
01/31/93             5,113,886             5,105,500
02/28/93             5,208,126             5,180,551
03/31/93             5,313,333             5,239,092
04/30/93             5,369,686             5,283,100
05/31/93             5,409,077             5,322,195
06/30/93             5,556,254             5,435,026
07/31/93             5,595,567             5,489,919
08/31/93             5,568,345             5,553,602
09/30/93             5,686,689             5,594,144
10/31/93             5,839,376             5,669,106
11/30/93             5,884,380             5,683,845
12/31/93             5,935,129             5,732,726
01/31/94             6,061,596             5,828,463
02/28/94             6,060,370             5,822,051
03/31/94             5,879,246             5,643,896
04/30/94             5,828,068             5,610,598
05/31/94             5,870,524             5,615,648
06/30/94             5,878,587             5,632,494
07/31/94             5,934,013             5,701,210
08/31/94             5,984,086             5,761,643
09/30/94             6,025,467             5,772,015
10/31/94             6,028,706             5,785,289
11/30/94             6,004,787             5,745,950
12/31/94             6,077,394             5,781,575
01/31/95             6,137,436             5,874,658
02/28/95             6,305,367             6,053,248
03/31/95             6,397,464             6,110,148
04/30/95             6,537,390             6,232,351
05/31/95             6,727,023             6,415,582
06/30/95             6,761,902             6,472,039
07/31/95             6,872,762             6,530,935
08/31/95             6,925,387             6,568,814
09/30/95             7,022,543             6,639,758
10/31/95             7,125,446             6,692,211
11/30/95             7,212,331             6,776,533
12/31/95             7,334,202             6,883,602
01/31/96             7,453,084             6,995,117
02/29/96             7,460,951             6,968,934
03/31/96             7,402,000             6,933,691
04/30/96             7,434,433             6,930,917
05/31/96             7,459,688             6,940,621
06/30/96             7,490,201             7,015,579
07/31/96             7,557,060             7,053,463
08/31/96             7,680,144             7,110,596
09/30/96             7,858,765             7,263,475
10/31/96             7,937,607             7,364,437
11/30/96             8,110,110             7,513,198
12/31/96             8,191,022             7,529,728
01/31/97             8,275,049             7,601,259
02/28/97             8,402,615             7,693,234
03/31/97             8,292,841             7,601,685
04/30/97             8,381,534             7,695,946
05/31/97             8,572,658             7,827,547
06/30/97             8,699,809             7,928,522
07/31/97             8,924,236             8,164,792
08/31/97             8,921,803             8,087,226
09/30/97             9,072,091             8,214,195
10/31/97             9,081,530             8,242,125
11/30/97             9,188,890             8,299,819
12/31/97             9,273,057             8,376,177
01/31/98             9,432,639             8,476,692
02/28/98             9,483,456             8,515,684
03/31/98             9,557,939             8,570,184
04/30/98             9,581,967             8,613,893
05/31/98             9,631,622             8,669,883
06/30/98             9,702,825             8,722,769
07/31/98             9,806,262             8,768,128
08/31/98             9,412,663             8,526,128
09/30/98             9,532,027             8,706,882

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 1/1/93, the first full month following the Fund's Institutional Class inception on 12/16/92, compared to the Lehman Brothers BB Intermediate Corporate Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/95. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the six months ended September 30, 1998, the High Yield Fund's
   Institutional Class shares posted a return of -0.27%, underperforming the 1.60% return of the Lehman Brothers BB Intermediate Corporate Index.

 . The principal source of underperformance was an exposure to B-rated bonds which significantly lagged higher quality BB-rated issues as the lingering Asian crisis and slower U.S. economic growth concerned investors.

 . However, performance of the Fund was strong relative to more aggressive high yield funds aided by a more conservative credit quality posture and industry sector emphasis.

 . Significantly benefiting returns was the Fund's cautious sector allocation favoring healthcare, media and utility bonds.

 . Avoiding aggressive "business plan" start-up bonds heavily issued during the 1990's bull market helped relative returns as their prices fell sharply during the market sell-off.

 . Fund holdings included only negligible Asian corporate debt and securities of U.S. corporations heavily influenced by the Asian economy.

 . Small positions in Japanese bank debt, however, detracted from performance as the Japanese economy and banking sector remained weak.

                                                    1998 Semi-Annual Report   21

PIMCO Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

High current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.


Portfolio:

Primarily debt securities whose interest is exempt from federal income tax.


Duration:

7.2 years


Total Net Assets:

$57 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

Municipal Bonds and Notes  99.9%
Other                       0.1%

Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA  59%
 AA  15%
  A  15%
BBB  10%
 BB   1%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                Inst'l Class         Lehman Brothers General   Lipper General Municipal
                (Incep. 12/31/97)    Municipal Bond Index      Bond Fund Average
--------------------------------------------------------------------------------------
6 Months             5.04%                 4.64%                      4.29%
Since Inception      5.87%                  --                        --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

-------------------------------------------------------
                 Municipal Bond    Lehman Brothers
     MONTH            Fund        General Municipal
                                      Bond Index
-------------------------------------------------------
     12/31/97       5,000,000           5,000,000
     01/31/98       5,058,771           5,051,500
     02/28/98       5,035,172           5,053,016
     03/31/98       5,039,397           5,057,562
     04/30/98       5,006,296           5,034,805
     05/31/98       5,105,540           5,114,354
     06/30/98       5,122,719           5,134,299
     07/31/98       5,128,447           5,147,137
     08/31/98       5,223,548           5,226,915
     09/30/98       5,293,484           5,292,252
-------------------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 12/31/97 the Fund's Institutional Class inception date, compared to the Lehman Brothers General Municipal Bond Index, an unmanaged market index. The Administrative Class commenced operations on 9/30/98.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Municipal Bond Fund returned 5.04% for the six-month period ended
   September 30, 1998, outperforming the 4.64% return of its benchmark, the Lehman Brothers General Municipal Bond Index.

 . Municipal yields fell by similar amounts across all maturities, producing a downward and nearly parallel shift in the municipal yield curve.

 . Yields offered on longer-maturity (five-plus years), AAA-rated municipals increased to 90% or more of like-maturity Treasuries.

 . Credit spreads widened much less for municipal bonds than they did in the taxable debt markets.

 . The Fund's above-benchmark duration, or sensitivity to changes in interest rates, enhanced returns as rates declined across all maturities.

 . Call-protected securities enhanced relative returns as they could not be refunded in a falling rate environment.

22  PIMCO Funds

PIMCO Money Market Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity.


Portfolio:

Primarily money market instruments.


Duration:

0.1 years


Total Net Assets:

$274 million

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998


             Inst'l Class    Admin. Class      Lipper Money  Lipper Money Market
             (Incep. 3/1/91) (Incep. 1/24/95)  Market Index  Fund Average
------------------------------------------------------------------------------
7 Day yield*        5.21%        5.28%              --              --
6 Months            2.66%        2.57%             2.55%           2.43%
1 Year              5.39%        5.21%             5.19%           4.93%
3 Years*            5.46%        5.21%             5.12%           4.91%
5 Years*            5.06%         --               4.79%           4.66%
Since Inception*    4.68%        5.27%               --             --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

-------------------------------------------------------
                                              Lipper
  MONTH              Money Market         Money Market
                         Fund                 Index
-------------------------------------------------------
     02/28/91          5,000,000             5,000,000
     03/31/91          5,025,170             5,026,003
     04/30/91          5,050,085             5,051,132
     05/31/91          5,075,810             5,075,881
     06/30/91          5,098,544             5,098,217
     07/31/91          5,122,151             5,122,686
     08/31/91          5,146,158             5,146,251
     09/30/91          5,168,071             5,168,380
     10/31/91          5,189,068             5,191,122
     11/30/91          5,209,752             5,211,886
     12/31/91          5,235,296             5,233,256
     01/31/92          5,253,666             5,252,618
     02/29/92          5,269,348             5,268,900
     03/31/92          5,286,316             5,285,761
     04/30/92          5,302,529             5,302,146
     05/31/92          5,318,495             5,318,055
     08/30/92          5,333,833             5,333,477
     07/31/92          5,349,339             5,348,943
     08/31/92          5,362,691             5,362,852
     09/30/92          5,375,416             5,375,721
     10/31/92          5,388,548             5,388,623
     11/30/92          5,400,824             5,401,016
     12/31/92          5,415,417             5,414,520
     01/31/93          5,427,493             5,427,514
     02/28/93          5,439,092             5,438,911
     03/31/93          5,452,504             5,451,422
     04/30/93          5,464,658             5,463,416
     05/31/93          5,475,877             5,474,887
     08/30/93          5,489,090             5,486,933
     07/31/93          5,501,737             5,499,005
     08/31/93          5,515,161             5,511,652
     09/30/93          5,527,714             5,523,776
     10/31/93          5,541,036             5,535,929
     11/30/93          5,554,511             5,548,108
     12/31/93          5,567,081             5,560,870
     01/31/94          5,580,537             5,573,658
     02/28/94          5,592,446             5,585,364
     03/31/94          5,606,276             5,598,768
     04/30/94          5,620,505             5,612,766
     05/31/94          5,637,321             5,628,480
     06/30/94          5,654,814             5,644,806
     07/31/94          5,672,813             5,662,305
     08/31/94          5,694,234             5,681,556
     09/30/94          5,714,049             5,700,891
     10/31/94          5,738,363             5,721,964
     11/30/94          5,759,664             5,743,709
     12/31/94          5,785,415             5,766,407
     01/31/95          5,813,735             5,749,366
     02/28/95          5,839,234             5,818,701
     03/31/95          5,887,023             5,846,048
     04/30/95          5,892,850             5,872,358
     05/31/95          5,923,104             5,900,545
     06/30/95          5,950,960             5,927,685
     07/31/95          5,979,025             5,954,954
     08/31/95          6,006,869             5,981,750
     09/30/95          6,032,542             6,008,067
     10/31/95          6,061,076             6,035,104
     11/30/95          6,105,719             6,061,056
     12/31/95          6,136,175             6,087,723
     01/31/96          6,164,350             6,114,509
     02/29/96          6,191,072             6,138,357
     03/31/96          6,217,237             6,162,911
     04/30/96          6,244,019             6,187,560
     05/31/96          6,273,132             6,212,929
     08/30/96          6,297,220             6,237,162
     07/31/96          6,234,461             6,263,357
     08/31/96          6,354,570             6,289,663
     09/30/96          6,379,780             6,314,194
     10/31/96          6,406,912             6,340,079
     11/30/96          6,433,601             6,365,441
     12/31/96          6,460,353             6,392,175
     01/31/97          6,488,472             6,419,023
     02/28/97          6,513,657             6,442,772
     03/31/97          6,539,911             6,469,189
     04/30/97          6,567,988             6,495,712
     05/31/97          6,598,555             6,523,645
     06/30/97          6,626,256             6,551,043
     07/31/97          6,655,217             6,579,213
     08/31/97          6,686,098             6,607,504
     09/30/97          6,714,110             6,635,256
     10/31/97          6,746,003             6,663,786
     11/30/97          6,773,457             6,691,775
     12/31/97          6,805,247             6,721,217
     01/31/98          6,836,094             6,750,792
     02/28/98          6,863,584             6,777,120
     03/31/98          6,893,016             6,806,263
     04/30/98          6,922,674             6,834,166
     05/31/98          6,953,532             6,863,553
     06/30/98          6,983,538             6,891,693
     07/31/98          7,016,569             6,921,326
     08/31/98          7,045,879             6,951,089
     09/30/98          7,076,192             6,979,591

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 3/1/91, the Fund's Institutional Class inception date, compared to the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/24/95. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Money Market Fund's Institutional Class shares returned 2.66% for the six-month period ended September 30, 1998, outperforming the 2.55% return of the Lipper Money Market Index.

 . U.S. money market funds, with more than $1.3 trillion in combined assets, have attracted investors under present uncertain circumstances because of ample liquidity and safety of principal.

 . Of importance to money market investors, the Federal Reserve lowered the Federal Funds overnight lending rate by 25 basis points in late September in response to global financial turmoil. In response, Treasury yields dropped sharply across all maturities with T-bill yields falling an average of 0.8%.

 . Commercial paper yield spreads relative to similar maturity T-Bills widened by 0.3% to 0.4% as investors paid a premium for the liquidity of Treasuries.

 . In this market environment, an emphasis on high-quality-commercial paper and short-term, fully collateralized repurchase agreements enhanced returns.

                                                    1998 Semi-Annual Report   23

PIMCO StocksPLUS Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Total return which exceeds that of the S&P 500 Index.


Portfolio:

Primarily S&P 500 Index futures and short-term bonds.


Duration:

0.8 years


Total Net Assets:

$780 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

Corporate Bonds and Notes     34.6%
Short-Term Instruments        33.0%
Mortgage-Backed Securities    17.9%
U.S. Treasury Obligations      5.7%
Other                          8.8%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA   46%
 AA    6%
  A   20%
BBB   17%
 BB   11%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                 Inst'l Class      Admin. Class                      Lipper Growth &
                 (Incep. 5/14/93)  (Incep. 1/7/97)   S&P 500 Index   Income Fund Average
----------------------------------------------------------------------------------------
6 Months             (6.99)%           (7.22)%          (6.97)%            (12.21)%
1 Year                8.48%             8.05%            9.05%              (1.04)%
3 Years*             22.60%              --             22.60%              16.66%
5 Years*             20.78%              --             19.91%              15.13%
Since Inception*     20.42%            19.98%              --                 --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

                           StocksPLUS Fund        S&P 500 Index
     MONTH
          05/31/93            5,000,000             5,000,000
          06/30/93            5,027,261             5,014,650
          07/31/93            5,017,471             4,994,491
          08/31/93            5,208,380             5,183,982
          09/30/93            5,157,774             5,144,221
          10/31/93            5,271,731             5,250,655
          11/30/93            5,212,275             5,200,616
          12/31/93            5,306,421             5,263,492
          01/31/94            5,480,662             5,442,451
          02/28/94            5,311,701             5,294,743
          03/31/94            5,077,284             5,063,892
          04/30/94            5,141,283             5,128,811
          05/31/94            5,237,282             5,212,974
          06/30/94            5,128,078             5,085,204
          07/31/94            5,325,725             5,252,202
          08/31/94            5,568,540             5,467,543
          09/30/94            5,473,357             5,333,861
          10/31/94            5,561,106             5,453,713
          11/30/94            5,391,092             5,255,089
          12/31/94            5,461,225             5,333,022
          01/31/95            5,612,304             5,471,307
          02/28/95            5,864,102             5,684,524
          03/31/95            6,023,776             5,852,274
          04/30/95            6,219,204             6,024,624
          05/31/95            6,500,850             6,265,428
          06/30/95            6,643,179             6,410,974
          07/31/95            6,854,074             6,623,561
          08/31/95            6,900,939             6,640,187
          09/30/95            7,193,848             6,920,403
          10/31/95            7,181,918             6,895,697
          11/30/95            7,527,891             7,198,418
          12/31/95            7,673,723             7,337,059
          01/31/96            7,949,045             7,586,813
          02/29/96            7,970,224             7,857,142
          03/31/96            8,076,117             7,730,881
          04/30/96            8,177,430             7,844,834
          05/31/96            8,365,584             8,047,152
          06/30/96            8,445,187             8,077,812
          07/31/96            8,052,904             7,720,934
          08/31/96            8,223,140             7,883,768
          09/30/96            8,704,242             8,327,467
          10/31/96            8,981,877             8,557,139
          11/30/96            9,649,702             9,203,973
          12/31/96            9,444,048             9,021,642
          01/31/97           10,025,985             9,585,314
          02/28/97           10,100,806             9,660,483
          03/31/97            9,646,437             9,263,515
          04/30/97           10,244,078             9,816,548
          05/31/97           10,892,224            10,414,178
          06/30/97           11,344,245            10,880,733
          07/31/97           12,278,977            11,746,513
          08/31/97           11,616,167            11,088,473
          09/30/97           12,220,454            11,695,789
          10/31/97           11,632,913            11,305,149
          11/30/97           12,315,186            11,828,465
          12/31/97           12,546,229            12,031,560
          01/31/98           12,716,721            12,164,629
          02/26/98           13,569,183            13,041,941
          03/31/98           14,253,076            13,709,819
          04/30/98           14,425,043            13,847,740
          05/31/98           14,141,803            13,609,698
          06/30/98           14,691,669            14,162,524
          07/31/98           14,528,428            14,011,693
          08/31/98           12,314,475            11,985,882

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 6/1/93, the first full month following the Fund's Institutional Class inception on 5/14/93, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/7/97. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The S&P 500 Index fell substantially during August as global financial uncertainty, including increased concerns about corporate profitability, spread to the U.S. stock market. Although the Index rebounded partially during September, total returns for the semi-annual period ended September 30, 1998 were down 6.97%. The performance of the StocksPLUS Fund's Institutional Class shares nearly matched the Index posting a 6.99% decline.

 .  The extended duration on the fixed income portfolio backing the Fund's S&P
   500 Index exposure (exposure achieved through investments in S&P futures and swaps contracts) significantly enhanced performance as Treasury rates fell substantially during the period, most notably during August and September.

 . Mortgage-backed security holdings performed poorly relative to Treasuries as declining interest rates elevated prepayment risks. Investment-grade and high-yield corporate holdings also detracted from overall performance amid heightened concerns about credit risk.

 . A small allocation to select emerging market securities suffered the greatest relative price decline as risk premiums in this sector increased significantly. Conversely, inflation-linked bond positions contributed to returns as expectations of a Fed easing increased.

24  PIMCO Funds

PIMCO Strategic Balanced Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.


Portfolio:

Primarily a combination of short- and intermediate-term investment grade bonds, and S&P 500 Index futures.


Duration:

2.4 years


Total Net Assets:

$38 million


Sector Breakdown:*

[PIE CHART APPEARS HERE]

Mortgage-Backed Securities    37.3%
Corporate Bonds and Notes     26.9%
Short-Term Instruments        14.3%
U.S. Treasury Obligations      8.0%
Sovereign Issues               5.6%
Other                          7.9%


Quality Breakdown:*

[PIE CHART APPEARS HERE]

AAA  78%
 AA   6%
  A   6%
BBB   4%
 BB   6%

*% of Total Investments as of September 30, 1998

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended September 30, 1998

                                 60% S&P 500 Index and     Lipper       Lipper
                  Inst'l Class   40% Lehman Brothers       Balanced     Balanced
               (Incep. 6/28/96)  Aggregate Bond Index      Index        Fund Average
------------------------------------------------------------------------------------
6 Months            (2.00)%             (1.35)%             (4.40)%        (5.36)%
1 Year               9.78%              10.61%               4.66%          3.25%
Since Inception*    18.37%                --                 --              --

* Annualized


CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 1998
$5,000,000 invested at inception

--------------------------------------------------------------------------------
                          Strategic       60% S&P 500 Index         Lipper
                        Balanced Fund       and 40% Lehman         Balanced
                                          Brothers Aggregate         Index
     MONTH                                    Bond Index
--------------------------------------------------------------------------------
          06/30/96          5,000,000              5,000,000          5,000,000
          07/31/96          4,865,000              4,872,933          4,871,300
          08/31/96          4,940,000              4,931,328          4,871,300
          09/30/96          5,175,000              5,132,224          5,131,196
          10/31/96          5,320,000              5,262,627          5,240,029
          11/30/96          5,615,000              5,537,365          5,484,214
          12/31/96          5,511,545              5,450,953          5,416,758
          01/31/97          5,743,214              5,661,975          5,582,512
          02/28/97          5,775,539              5,694,243          5,603,167
          03/31/97          5,591,600              5,528,617          5,440,115
          04/30/97          5,848,009              5,759,756          5,603,862
          05/31/97          6,089,593              5,991,928          5,833,060
          06/30/97          6,275,398              6,181,439          6,020,301
          07/31/97          6,659,382              6,543,230          6,362,857
          08/31/97          6,423,506              6,300,974          6,161,154
          09/30/97          6,659,150              6,545,208          6,406,984
          10/31/97          6,565,126              6,452,023          6,290,376
          11/30/97          6,736,582              6,643,105          6,405,490
          12/31/97          6,843,897              6,738,297          6,500,291
          01/31/98          6,937,730              6,817,616          6,545,793
          02/28/98          7,213,362              7,110,452          6,805,661
          03/31/98          7,459,339              7,338,829          7,013,914
          04/30/98          7,524,460              7,398,449          7,062,310
          05/31/98          7,477,498              7,350,213          6,990,981
          06/30/98          7,662,852              7,554,287          7,117,518
          07/31/98          7,621,044              7,512,443          7,034,243
          08/31/98          6,904,331              6,909,658          6,427,891
          09/30/98          7,310,278              7,239,958          6,705,576
--------------------------------------------------------------------------------

Past performance is not an indication of future results. The line graph above assumes the investment of $5,000,000 on 7/1/96, the first full month following the Fund's Institutional Class inception on 6/28/96, compared to a static 60/40 blend of the Standard and Poor's 500 Index and the Lehman Brothers Aggregate Bond Index, and the Lipper Balanced Index, each an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Strategic Balanced Fund outperformed the Lipper Balanced Fund Index by
   2.40% with a return of -2.00% versus the benchmark's -4.40% result.

 . The Fund's equity allocation was reduced from 62% to 57% at quarter-end, based on our consensus forecast of a near-term peak in the current U.S. economic expansion.

 . An overweighting in equities (62% average versus a "neutral" point of 60%) reduced relative performance as stocks generally underperformed bonds.

 . The S&P 500 Index declined 6.97% as turmoil in global financial markets negatively affected earnings expectations. However, the stocks in the S&P 500 Index outperformed the average return of actively managed growth and income funds by 5.24% (source: Lipper Analytical Services).

 . The Fund's equity market exposure (S&P 500 futures and swaps contracts) outperformed the S&P 500 Index due principally to a favorable above-index duration on the underlying cash portfolio.

 . The Lehman Brothers Aggregate Bond Index gained 6.66% as declining yields across all maturities created price appreciation for all Index asset classes.

 . The Fund's fixed income portfolio bested the Lehman Index due to above-index duration and an overweighting of intermediate maturities.

                                                     1998 Semi-Annual Report  25

Financial Highlights

                                       Net Asset                      Net Realized      Total         Dividends    Dividends in
                                       Value                          and Unrealized    Income from   from Net     Excess of Net
Selected Per Share Data for            Beginning     Net Investment   Gain (Loss) on    Investment    Investment   Investment
the Year or Period Ended:              of Period     Income           Investments       Operations    Income       Income
                                       ------------  ---------------  ----------------  ------------  -----------  --------------
Total Return Fund
   Institutional Class
   09/30/98 (b)                        $    10.62    $     0.33(a)    $    0.47(a)      $     0.80    $   (0.33)   $     0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/98                                 10.27          0.64(a)         0.62(a)            1.26        (0.62)        (0.02)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/97                                 10.29          0.68           (0.02)              0.66        (0.66)        (0.02)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/96                                 10.02          0.81            0.29               1.10        (0.61)        (0.10)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/95                                 10.25          0.64           (0.24)              0.40        (0.56)        (0.05)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/94                                 10.91          0.68           (0.16)              0.52        (0.71)        (0.15)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------

   Administrative Class
   09/30/98 (b)                             10.62          0.31(a)         0.48(a)            0.79        (0.32)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/98                                 10.27          0.61(a)         0.63(a)            1.24        (0.60)        (0.02)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/97                                 10.29          0.66(a)        (0.02)(a)           0.64        (0.64)        (0.02)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/96                                 10.01          0.80            0.29               1.09        (0.60)        (0.09)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   09/07/94-03/31/95                        10.00          0.31            0.06               0.37        (0.32)        (0.03)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------

Total Return Fund II
   Institutional Class
   09/30/98 (b)                        $    10.26    $     0.30(a)    $    0.54(a)      $     0.84    $   (0.30)   $     0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/98                                  9.85          0.63(a)         0.52(a)            1.15        (0.60)        (0.03)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/97                                  9.89          0.61           (0.02)              0.59        (0.62)        (0.01)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   11/01/95-03/31/96                        10.21          0.25           (0.17)              0.08        (0.26)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   10/31/95                                  9.39          0.69            0.76               1.45        (0.62)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   10/31/94                                 10.38          0.51           (0.88)             (0.37)       (0.51)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   10/31/93                                  9.99          0.61            0.74               1.35        (0.61)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------

   Administrative Class
   09/30/98 (b)                             10.26          0.28(a)         0.55(a)            0.83        (0.29)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/98                                  9.85          0.60(a)         0.52(a)            1.12        (0.57)        (0.03)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/97                                  9.89          0.59           (0.02)              0.57        (0.60)        (0.01)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   11/01/95-03/31/96                        10.22          0.24           (0.17)              0.07        (0.26)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   11/30/94-10/31/95 (b)                     9.34          0.56            0.88               1.44        (0.55)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------

Total Return Fund III
   Institutional Class
   09/30/98 (b)                            $ 9.55        $ 0.29(a)       $ 0.42(a)          $ 0.71       $(0.29)       $ 0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/98                                  9.15          0.57(a)         0.56(a)            1.13        (0.54)        (0.03)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/97                                  9.13          0.55            0.05               0.60        (0.55)        (0.02)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/96                                  8.99          0.72            0.17               0.89        (0.54)        (0.09)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/95                                  9.18          0.59           (0.16)              0.43        (0.52)        (0.02)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   03/31/94                                  9.81          0.59           (0.03)              0.56        (0.66)        (0.12)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------

   Administrative Class
   09/30/98 (b)                              9.55          0.28(a)         0.42(a)            0.70        (0.28)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   04/11/97-03/31/98                         9.12          0.54(a)         0.58(a)            1.12        (0.50)        (0.03)
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------

Total Return Mortgage Fund
   Institutional Class
   09/30/98 (b)                            $10.24        $ 0.29(a)       $ 0.22(a)          $ 0.51       $(0.29)       $ 0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------
   07/31/97-03/31/98                        10.00          0.41(a)         0.30(a)            0.71        (0.46)         0.00
-------------------------------------  ------------  ---------------  ----------------  ------------  -----------  --------------

 +  Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

26  PIMCO Funds See accompanying notes

                                       Distributions   Distributions
                                       from Net        in Excess of     Tax Basis                     Net Asset
Selected Per Share Data for            Realized        Net Realized     Return of    Total            Value End
the Year or Period Ended:              Capital Gains   Capital Gains    Capital      Distributions    of Period
                                       --------------  ---------------  -----------  ---------------  -----------
Total Return Fund
   Institutional Class
   09/30/98 (b)                        $      0.00     $       0.00     $      0.00  $        (0.33)  $    11.09
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/98                                  (0.27)            0.00            0.00           (0.91)       10.62
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/97                                   0.00             0.00            0.00           (0.68)       10.27
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/96                                  (0.12)            0.00            0.00           (0.83)       10.29
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/95                                   0.00             0.00           (0.02)          (0.63)       10.02
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/94                                  (0.30)           (0.02)           0.00           (1.18)       10.25
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------

   Administrative Class
   09/30/98 (b)                               0.00             0.00            0.00           (0.32)       11.09
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/98                                  (0.27)            0.00            0.00           (0.89)       10.62
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/97                                   0.00             0.00            0.00           (0.66)       10.27
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/96                                  (0.12)            0.00            0.00           (0.81)       10.29
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   09/07/94-03/31/95                          0.00             0.00           (0.01)          (0.36)       10.01
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------

Total Return Fund II
   Institutional Class
   09/30/98 (b)                        $      0.00     $       0.00     $      0.00  $        (0.30)  $    10.80
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/98                                  (0.11)            0.00            0.00           (0.74)       10.26
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/97                                   0.00             0.00            0.00           (0.63)        9.85
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   11/01/95-03/31/96                         (0.09)           (0.05)           0.00           (0.40)        9.89
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   10/31/95                                  (0.01)            0.00            0.00           (0.63)       10.21
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   10/31/94                                  (0.05)            0.00           (0.06)          (0.62)        9.39
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   10/31/93                                  (0.35)            0.00            0.00           (0.96)       10.38
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------

   Administrative Class
   09/30/98 (b)                               0.00             0.00            0.00           (0.29)       10.80
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/98                                  (0.11)            0.00            0.00           (0.71)       10.26
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/97                                   0.00             0.00            0.00           (0.61)        9.85
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   11/01/95-03/31/96                         (0.09)           (0.05)           0.00           (0.40)        9.89
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   11/30/94-10/31/95 (b)                     (0.01)            0.00            0.00           (0.56)       10.22
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------

Total Return Fund III
   Institutional Class
   09/30/98 (b)                        $      0.00     $       0.00     $      0.00  $        (0.29)  $     9.97
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/98                                  (0.16)            0.00            0.00           (0.73)        9.55
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/97                                   0.00            (0.01)           0.00           (0.58)        9.15
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/96                                  (0.12)            0.00            0.00           (0.75)        9.13
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/95                                   0.00             0.00           (0.08)          (0.62)        8.99
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   03/31/94                                  (0.20)           (0.21)           0.00           (1.19)        9.18
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------

   Administrative Class
   09/30/98 (b)                               0.00             0.00            0.00           (0.28)        9.97
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   04/11/97-03/31/98                         (0.16)            0.00            0.00           (0.69)        9.55
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------

Total Return Mortgage Fund
   Institutional Class
   09/30/98 (b)                        $      0.00     $       0.00     $      0.00  $        (0.29)  $    10.46
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------
   07/31/97-03/31/98                         (0.01)            0.00            0.00           (0.47)       10.24
-------------------------------------  --------------  ---------------  -----------  ---------------  -----------

                                                                                     Ratio of Net
                                                                        Ratio of     Investment
                                                                        Expenses to  Income to
Selected Per Share Data for                            Net Assets End   Average Net  Average Net      Portfolio
the Year or Period Ended:              Total Return    of Period (000s) Assets       Assets           Turnover Rate
                                       --------------  ---------------  -----------  ---------------  ---------------
Total Return Fund
   Institutional Class
   09/30/98 (b)                                7.67%   $   19,607,819        0.43%+         6.14%+          103%
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/98                                   12.63        16,484,119        0.43           6.06            206
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/97                                    6.60        12,528,536        0.43           6.60            173
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/96                                   11.14        10,247,605        0.42           6.85            221
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/95                                    4.22         7,239,735        0.41           6.72             98
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/94                                    4.55         5,008,160        0.41           6.27            177
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------

   Administrative Class
   09/30/98 (b)                                7.54         1,107,029        0.68+          5.83+           103
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/98                                   12.36           481,730        0.68           5.74            206
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/97                                    6.34           151,194        0.68           6.35            173
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/96                                   10.99           104,618        0.68           6.64            221
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   09/07/94-03/31/95                           3.76             9,037        0.66+          6.54+            98
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------

Total Return Fund II
   Institutional Class
   09/30/98 (b)                                8.33%   $      862,092        0.50%+         5.77%+           86%
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/98                                   11.99           574,587        0.50           6.15            361
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/97                                    6.15           478,451        0.50           6.38            293
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   11/01/95-03/31/96                           0.78           455,583        0.51+          6.36+            73
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   10/31/95                                   15.96           442,091        0.50           6.47             41
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   10/31/94                                   (3.58)          357,900        0.50           5.22             99
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   10/31/93                                   13.79           371,260        0.50           5.38             50
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------

   Administrative Class
   09/30/98 (b)                                8.19            60,103        0.74+          5.34+            86
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/98                                   11.71            15,172        0.75           5.86            361
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/97                                    5.88             5,304        0.75           6.13            293
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   11/01/95-03/31/96                           0.57             3,320        0.76+          6.06+            73
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   11/30/94-10/31/95 (b)                      15.92             3,163        0.76+          6.22+            41
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------

Total Return Fund III
   Institutional Class
   09/30/98 (b)                                7.54%   $      442,417        0.50%+         5.96%+           68%
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/98                                   12.62           365,249        0.51           5.99            183
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/97                                    6.76           193,297        0.51           6.21             90
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/96                                   10.06           142,223        0.50           6.82            177
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/95                                    4.92            99,497        0.50           6.95            146
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   03/31/94                                    5.64            97,522        0.50           6.00             95
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------

   Administrative Class
   09/30/98 (b)                                7.40             1,793        0.76+          5.75+            68
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   04/11/97-03/31/98                          12.46               178        0.76+          5.85+           183
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------

Total Return Mortgage Fund
   Institutional Class
   09/30/98 (b)                                5.08%      $     3,770        0.51%+         5.66%+          102%
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------
   07/31/97-03/31/98                           6.69             3,588        0.52+          6.07+           593
-------------------------------------  --------------  ---------------  -----------  ---------------  ---------------

                              1998 Semi-Annual Report See accompanying notes  27

                               Net Asset                         Net Realized        Total          Dividends       Dividends in
                               Value                             and Unrealized      Income from    from Net        Excess of Net
Selected Per Share Data for    Beginning      Net Investment     Gain (Loss) on      Investment     Investment      Investment
the Year or Period Ended:      of Period      Income             Investments         Operations     Income          Income
                               ----------     ----------         ----------          ----------     ----------      ----------
Moderate Duration Fund
   Institutional Class
   09/30/98 (b)                $ 10.14        $  0.30(a)         $  0.31(a)          $  0.61        $  (0.30)       $  0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/98                       9.83           0.38(a)            0.56(a)             0.94           (0.60)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   12/31/96-03/31/97             10.00           0.15              (0.17)              (0.02)          (0.15)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------

Low Duration Fund
   Institutional Class
   09/30/98 (b)                $ 10.18        $  0.33(a)         $  0.11(a)          $  0.44        $  (0.33)       $  0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/98                       9.98           0.65(a)            0.23(a)             0.88           (0.63)         (0.02)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/97                       9.95           0.64               0.03                0.67           (0.63)         (0.01)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/96                       9.76           0.66               0.21                0.87           (0.68)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/95                      10.04           0.65              (0.30)               0.35           (0.54)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/94                      10.30           0.62              (0.16)               0.46           (0.64)         (0.03)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------

   Administrative Class
   09/30/98 (b)                  10.18           0.32(a)            0.11(a)             0.43           (0.32)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/98                       9.98           0.63(a)            0.22(a)             0.85           (0.60)         (0.02)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/97                       9.95           0.62               0.03                0.65           (0.60)         (0.02)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/96                       9.76           0.63               0.21                0.84           (0.65)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   12/31/94-03/31/95              9.67           0.18               0.07                0.25           (0.14)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------

Low Duration Fund II
   Institutional Class
   09/30/98 (b)                $ 10.00        $  0.30(a)         $  0.16(a)          $  0.46        $  (0.30)       $  0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/98                       9.81           0.22(a)            0.59(a)             0.81           (0.56)         (0.04)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/97                       9.82           0.62              (0.03)               0.59           (0.58)         (0.02)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/96                       9.77           0.66               0.04                0.70           (0.60)         (0.03)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/95                       9.94           0.62              (0.16)               0.46           (0.58)         (0.03)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/94                      10.25           0.60              (0.28)               0.32           (0.58)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------

   Administrative Class
   09/30/98 (b)                  10.00           0.29(a)            0.16(a)             0.45           (0.29)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   02/02/98-03/31/98             10.03           0.14(a)           (0.08)(a)            0.06           (0.08)         (0.01)
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------

Low Duration Fund III
   Institutional Class
   09/30/98 (b)                $ 10.05        $  0.30(a)         $  0.10(a)          $  0.40        $  (0.30)       $  0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   03/31/98                       9.91           0.53(a)            0.24(a)             0.77           (0.60)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   12/31/96-03/31/97             10.00           0.15              (0.09)               0.06           (0.15)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------

Low Duration Mortgage Fund
   Institutional Class
   09/30/98 (b)                $ 10.13        $  0.33(a)         $  0.14(a)          $  0.47        $  (0.33)       $  0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------
   07/31/97-03/31/98             10.00           0.43(a)            0.14(a)             0.57           (0.42)          0.00
----------------------------   ----------     ----------         ----------          ----------     ----------      ----------

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreements is .50%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreements is .51%.

28  PIMCO Funds See accompanying notes


                                                 Distributions    Distributions
                                                 from Net         in Excess of    Tax Basis                     Net Asset
Selected Per Share Data for                      Realized         Net Realized    Return of    Total            Value End
the Year or Period Ended:                        Capital Gains    Capital Gains   Capital      Distributions    of Period
                                                 ---------------  --------------  -----------  ---------------  -----------
Moderate Duration Fund
   Institutional Class
   09/30/98 (b)                                  $     0.00       $     0.00      $    0.00    $     (0.30)     $    10.45
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/98                                           (0.03)            0.00           0.00          (0.63)          10.14
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   12/31/96-03/31/97                                   0.00             0.00           0.00          (0.15)           9.83
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------

Low Duration Fund
   Institutional Class
   09/30/98 (b)                                  $     0.00       $     0.00      $    0.00    $     (0.33)     $    10.29
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/98                                           (0.03)            0.00           0.00          (0.68)          10.18
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/97                                            0.00             0.00           0.00          (0.64)           9.98
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/96                                            0.00             0.00           0.00          (0.68)           9.95
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/95                                            0.00             0.00          (0.09)         (0.63)           9.76
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/94                                           (0.05)            0.00           0.00          (0.72)          10.04
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------

   Administrative Class
   09/30/98 (b)                                        0.00             0.00           0.00          (0.32)          10.29
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/98                                           (0.03)            0.00           0.00          (0.65)          10.18
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/97                                            0.00             0.00           0.00          (0.62)           9.98
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/96                                            0.00             0.00           0.00          (0.65)           9.95
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   12/31/94-03/31/95                                   0.00             0.00          (0.02)         (0.16)           9.76
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------

Low Duration Fund II
   Institutional Class
   09/30/98 (b)                                  $     0.00       $     0.00      $    0.00    $     (0.30)     $    10.16
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/98                                           (0.02)            0.00           0.00          (0.62)          10.00
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/97                                            0.00             0.00           0.00          (0.60)           9.81
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/96                                            0.00             0.00          (0.02)         (0.65)           9.82
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/95                                            0.00             0.00          (0.02)         (0.63)           9.77
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/94                                           (0.05)            0.00           0.00          (0.63)           9.94
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------

   Administrative Class
   09/30/98 (b)                                        0.00             0.00           0.00          (0.29)          10.16
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   02/02/98-03/31/98                                   0.00             0.00           0.00          (0.09)          10.00
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------

Low Duration Fund III
   Institutional Class
   09/30/98 (b)                                  $     0.00       $     0.00      $    0.00    $     (0.30)     $    10.15
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   03/31/98                                           (0.03)            0.00           0.00          (0.63)          10.05
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   12/31/96-03/31/97                                   0.00             0.00           0.00          (0.15)           9.91
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------

Low Duration Mortgage Fund
   Institutional Class
   09/30/98 (b)                                  $     0.00       $     0.00      $    0.00    $     (0.33)     $    10.27
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
   07/31/97-03/31/98                                  (0.02)            0.00           0.00          (0.44)          10.13
-----------------------------------------------  ---------------  --------------  -----------  ---------------  -----------
                                                                                                      Ratio of Net
                                                                                      Ratio of        Investment
                                                                                      Expenses to     Income to
Selected Per Share Data for                                       Net Assets End      Average Net     Average Net     Portfolio
the Year or Period Ended:                        Total Return     of Period (000s)    Assets          Assets          Turnover Rate
                                                 --------------   -----------------   -------------   -------------   --------------
Moderate Duration Fund
   Institutional Class
   09/30/98 (b)                                        6.13%      $    257,229             0.44%+          5.80%+             82%
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/98                                            9.80            239,152             0.45            3.75               96
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   12/31/96-03/31/97                                  (0.25)            13,458             0.44+           6.01+              49
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------

Low Duration Fund
   Institutional Class
   09/30/98 (b)                                        4.42%      $  3,050,047             0.43%+          6.52%+            128%
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/98                                            9.00          2,759,531             0.43            6.39              309
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/97                                            6.97          2,797,001             0.43            6.46              240
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/96                                            9.13          2,677,574             0.42            6.88              209
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/95                                            3.60          2,332,032             0.41            6.46               77
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/94                                            4.56          2,298,255             0.43            6.05               43
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------

   Administrative Class
   09/30/98 (b)                                        4.29            146,633             0.68+           6.25+             128
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/98                                            8.73             46,186             0.68            6.16              309
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/97                                            6.71             23,564             0.68            6.21              240
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/96                                            8.83              2,536             0.69            6.73              209
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   12/31/94-03/31/95                                   2.53                771             0.66+           6.93+              77
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------

Low Duration Fund II
   Institutional Class
   09/30/98 (b)                                        4.65%      $    412,547             0.50%+          5.93%+            256%
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/98                                            8.29            401,204             0.50            5.98              335
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/97                                            6.33            339,375             0.51            6.31              237
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/96                                            7.30            253,299             0.48            6.61              225
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/95                                            4.80            170,866             0.47            6.35              102
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/94                                            3.15            141,411             0.50            5.73               54
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------

   Administrative Class
   09/30/98 (b)                                        4.52              7,710             0.76+           5.80+             256
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   02/02/98-03/31/98                                   0.58                 56             0.75+           8.53+             335
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------

Low Duration Fund III
   Institutional Class
   09/30/98 (b)                                        4.09%      $     24,579             0.50%+          5.97%+             83%
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   03/31/98                                            7.93             23,896             0.50            5.98              307
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   12/31/96-03/31/97                                   0.58             10,056             0.49+           6.00+             155
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------

Low Duration Mortgage Fund
   Institutional Class
   09/30/98 (b)                                        4.74%      $      3,914             2.76%+(d)       6.52%+             34%
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------
   07/31/97-03/31/98                                   5.86              3,748             1.81+(c)        6.30+             486
----------------------------------------------   --------------   -----------------   -------------   -------------   --------------

                              1998 Semi-Annual Report See accompanying notes  29

                                    Net Asset                      Net Realized     Total         Dividends     Dividends in
                                    Value                          and Unrealized   Income from   from Net      Excess of Net
Selected Per Share Data for         Beginning      Net Investment  Gain (Loss) on   Investment    Investment    Investment
the Year or Period Ended:           of Period      Income          Investments      Operations    Income        Income
                                    -------------  --------------  ---------------  ------------  ------------  -------------
Short-Term Fund
   Institutional Class
   09/30/98 (b)                     $    10.06     $    0.29(a)    $   (0.02)(a)    $    0.27     $   (0.29)    $    0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/98                              10.00          0.62(a)         0.06(a)          0.68         (0.60)        (0.01)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/97                               9.92          0.61            0.08             0.69         (0.59)        (0.02)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/96                               9.79          0.69            0.12             0.81         (0.65)        (0.03)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/95                               9.92          0.56           (0.13)            0.43         (0.55)        (0.01)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/94                              10.03          0.48           (0.12)            0.36         (0.47)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------

   Administrative Class
   09/30/98 (b)                          10.06          0.28(a)        (0.02)(a)         0.26         (0.28)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/98                              10.00          0.59(a)         0.07(a)          0.66         (0.58)        (0.01)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/97                               9.92          0.58            0.08             0.66         (0.57)        (0.01)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   02/01/96-03/31/96                      9.98          0.11           (0.07)            0.04         (0.10)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------

Long-Term U.S. Government Fund
   Institutional Class
   09/30/98 (b)                     $    10.57     $    0.36(a)    $    1.06(a)     $    1.42     $   (0.35)    $    0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/98                               9.39          0.52(a)         1.34(a)          1.86         (0.62)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/97                               9.96          0.79           (0.35)            0.44         (0.68)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/96                               9.85          0.83            0.66             1.49         (0.68)        (0.04)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/95                               9.96          0.60           (0.09)            0.51         (0.60)        (0.02)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/94                              11.36          0.62           (0.06)            0.56         (1.05)        (0.04)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------

   Administrative Class
   09/30/98 (b)                          10.57          0.34(a)         1.06(a)          1.40         (0.33)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   09/23/97-03/31/98                     10.17          0.26(a)         0.51(a)          0.77         (0.31)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------

Real Return Bond Fund
   Institutional Class
   09/30/98 (b)                     $     9.77     $    0.29(a)    $    0.15(a)     $    0.44     $   (0.29)    $    0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/98                               9.93          0.44(a)         0.05(a)          0.49         (0.48)        (0.03)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   01/29/97-03/31/97                      9.92          0.11           (0.02)            0.09         (0.08)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------

Foreign Bond Fund
   Institutional Class
   09/30/98 (b)                     $    10.74     $    0.32(a)    $    0.20(a)     $    0.52     $   (0.31)    $    0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/98                              10.41          0.66(a)         0.61(a)          1.27         (0.63)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/97                              10.50          0.80            1.00             1.80         (0.40)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/96                               9.38          0.96            1.03             1.99         (0.34)        (0.25)
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/95                              10.18          0.38           (0.57)           (0.19)         0.00          0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/94                              10.34          0.55            0.27             0.82         (0.55)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------

   Administrative Class
   09/30/98 (b)                          10.74          0.30(a)         0.20(a)          0.50         (0.29)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   03/31/98                              10.41          0.63(a)         0.61(a)          1.24         (0.60)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------
   01/28/97-03/31/97                     10.54          0.59           (0.67)           (0.08)        (0.05)         0.00
----------------------------------  -------------  --------------  ---------------  ------------  ------------  -------------

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited


30 PIMCO Funds See accompanying notes

                                               Distributions   Distributions
                                               from Net        in Excess of    Tax Basis                      Net Asset
Selected Per Share Data for                    Realized        Net Realized    Return of       Total          Value End
the Year or Period Ended:                      Capital Gains   Capital Gains   Capital         Distributions  of Period
                                               --------------  --------------  --------------  -------------  --------------
Short-Term Fund
   Institutional Class
   09/30/98 (b)                                $    0.00       $    0.00       $    0.00       $   (0.29)     $    10.04
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                        (0.01)           0.00            0.00           (0.62)          10.06
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                         0.00            0.00            0.00           (0.61)          10.00
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/96                                         0.00            0.00            0.00           (0.68)           9.92
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/95                                         0.00            0.00            0.00           (0.56)           9.79
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/94                                         0.00            0.00            0.00           (0.47)           9.92
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

   Administrative Class
   09/30/98 (b)                                     0.00            0.00            0.00           (0.28)          10.04
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                        (0.01)           0.00            0.00           (0.60)          10.06
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                         0.00            0.00            0.00           (0.58)          10.00
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   02/01/96-03/31/96                                0.00            0.00            0.00           (0.10)           9.92
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

Long-Term U.S. Government Fund
   Institutional Class
   09/30/98 (b)                                $    0.00       $    0.00       $    0.00       $   (0.35)     $    11.64
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                        (0.06)           0.00            0.00           (0.68)          10.57
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                         0.00           (0.33)           0.00           (1.01)           9.39
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/96                                        (0.50)          (0.16)           0.00           (1.38)           9.96
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/95                                         0.00            0.00            0.00           (0.62)           9.85
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/94                                        (0.70)          (0.17)           0.00           (1.96)           9.96
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

   Administrative Class
   09/30/98 (b)                                     0.00            0.00            0.00           (0.33)          11.64
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   09/23/97-03/31/98                               (0.06)           0.00            0.00           (0.37)          10.57
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

Real Return Bond Fund
   Institutional Class
   09/30/98 (b)                                $    0.00       $    0.00       $    0.00       $   (0.29)     $     9.92
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                        (0.14)           0.00            0.00           (0.65)           9.77
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   01/29/97-03/31/97                                0.00            0.00            0.00           (0.08)           9.93
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

Foreign Bond Fund
   Institutional Class
   09/30/98 (b)                                $    0.00       $    0.00       $    0.00       $   (0.31)     $    10.95
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                        (0.31)           0.00            0.00           (0.94)          10.74
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                        (1.49)           0.00            0.00           (1.89)          10.41
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/96                                        (0.25)          (0.03)           0.00           (0.87)          10.50
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/95                                         0.00            0.00           (0.61)          (0.61)           9.38
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/94                                        (0.06)          (0.37)           0.00           (0.98)          10.18
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

   Administrative Class
   09/30/98 (b)                                     0.00            0.00            0.00           (0.29)          10.95
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                        (0.31)           0.00            0.00           (0.91)          10.74
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   01/28/97-03/31/97                                0.00            0.00            0.00           (0.05)          10.41
---------------------------------------------  --------------  --------------  --------------  -------------  --------------


                                                                                                Ratio of Net
                                                                                 Ratio of       Investment
                                                                                 Expenses to    Income to
Selected Per Share Data for                                    Net Assets End    Average Net    Average Net    Portfolio
the Year or Period Ended:                      Total Return    of Period (000s)  Assets         Assets         Turnover Rate
---------------------------------------------  --------------  ---------------  --------------  -------------  --------------
Short-Term Fund
   Institutional Class
   09/30/98 (b)                                   2.73%        $    334,079        0.45%+         5.79%+           49%
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                       7.06              172,846        0.45           6.12             48
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                       7.12              156,515        0.47           6.12             77
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/96                                       8.49              101,797        0.58           6.86            215
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/95                                       4.46               90,114        0.50           5.67             79
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/94                                       3.66               73,176        0.50           4.87             46
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

   Administrative Class
   09/30/98 (b)                                   2.61                1,774        0.69+          5.50+            49
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                       6.80                5,147        0.70           5.86             48
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                       6.86                4,513        0.72           5.87             77
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   02/01/96-03/31/96                              0.41                3,999        0.52+          4.44+           215
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

Long-Term U.S. Government Fund
   Institutional Class
   09/30/98 (b)                                  13.66%        $    123,647        0.54%+         6.56%+          111%
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                      20.23               48,547        0.51           4.88            177
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                       4.48               19,995        0.63           7.63            402
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/96                                      14.83               32,511        0.56           6.80            238
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/95                                       5.50               32,349        0.50           6.62             89
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/94                                       4.13               25,978        0.50           5.37             98
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

   Administrative Class
   09/30/98 (b)                                  13.49                5,312        0.81+          6.17+           111
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   09/23/97-03/31/98                              7.60                4,957        0.76+          4.87+           177
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

Real Return Bond Fund
   Institutional Class
   09/30/98 (b)                                   4.53%        $      5,790        0.54%+         5.82%+          445%
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                       4.70                5,526        0.52           4.46            967
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   01/29/97-03/31/97                              0.09                5,638        0.51+          6.54+           160
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

Foreign Bond Fund
   Institutional Class
   09/30/98 (b)                                   4.88%        $    491,207        0.50%+         6.00%+          161%
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                      12.64              392,198        0.50           6.32            280
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/97                                      17.69              234,880        0.50           7.88            984
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/96                                      21.80              258,493        0.52           5.83          1,234
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/95                                      (1.85)             232,700        0.47           6.44            299
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/94                                       7.79              498,521        0.54           5.12            260
---------------------------------------------  --------------  --------------  --------------  -------------  --------------

   Administrative Class
   09/30/98 (b)                                   4.75                1,547        0.75+          5.74+           161
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   03/31/98                                      12.34                  315        0.75           6.07            280
---------------------------------------------  --------------  --------------  --------------  -------------  --------------
   01/28/97-03/31/97                             (0.72)                  30        0.79+          7.63+           984
---------------------------------------------  --------------  --------------  --------------  -------------  --------------


                              1998 Semi-Annual Report See accompanying notes  31

                                  Net Asset                     Net Realized      Total           Dividends    Dividends in
                                  Value                         and Unrealized    Income from     from Net     Excess of Net
Selected Per Share Data for       Beginning    Net Investment   Gain (Loss) on    Investment      Investment   Investment
the Year or Period Ended:         of Period    Income           Investments       Operations      Income       Income
                                  -----------  ---------------  ----------------  --------------  -----------  -------------
Global Bond Fund
   Institutional Class
   09/30/98 (b)                   $    9.70    $       0.28(a)  $      0.45(a)    $     0.73      $  (0.28)    $    0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/98                            9.86            0.66(a)        (0.10)(a)         0.56         (0.53)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/97                           10.05            0.70           (0.01)            0.69         (0.44)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/96                            9.87            0.45            0.72             1.17         (0.61)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/95                            9.85            0.69           (0.14)            0.55         (0.29)        (0.24)
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   11/23/93-03/31/94                  10.00            0.16           (0.15)            0.01         (0.16)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------

   Administrative Class
   09/30/98 (b)                        9.70            0.28(a)         0.45(a)          0.73         (0.28)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/98                            9.86            0.59(a)        (0.05)(a)         0.54         (0.51)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   08/01/96-03/31/97                  10.28            0.51           (0.23)            0.28         (0.26)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------

Global Bond Fund II
   Institutional Class
   09/30/98 (b)                   $    9.92    $     $ 0.29(a)  $      0.10(a)    $     0.39      $  (0.28)    $    0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   02/25/98-03/31/98                   9.82            0.06(a)         0.09(a)          0.15          0.00         (0.05)
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------

Emerging Markets Bond Fund
   Institutional Class
   09/30/98 (b)                   $    9.67    $       0.40(a)  $     (2.85)(a)   $    (2.45)     $  (0.40)    $    0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   07/31/97-03/31/98                  10.00            0.46(a)        (0.18)(a)         0.28         (0.46)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
High Yield Fund
   Institutional Class
   09/30/98 (b)                   $   11.66    $       0.48(a)  $     (0.51)(a)   $    (0.03)     $  (0.48)    $    0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/98                           11.10            0.98(a)         0.65(a)          1.63         (0.98)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/97                           10.94            0.92            0.34             1.26         (0.97)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/96                           10.42            1.04            0.54             1.58         (1.01)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/95                           10.52            0.99           (0.12)            0.87         (0.93)        (0.02)
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/94                           10.41            0.90            0.18             1.08         (0.90)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------

   Administrative Class
   09/30/98 (b)                       11.66            0.47(a)        (0.51)(a)        (0.04)        (0.47)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/98                           11.10            0.95(a)         0.65(a)          1.60         (0.95)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/97                           10.94            0.85(a)         0.38(a)          1.23         (0.94)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   03/31/96                           10.41            1.02(a)         0.54(a)          1.56         (0.98)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   01/16/95-03/31/95                  10.14            0.23            0.25             0.48         (0.21)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------

Municipal Bond Fund
   Institutional Class
   09/30/98 (b)                   $    9.97    $      (0.22(a)  $      0.28(a)    $     0.50      $  (0.22)    $    0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------
   12/31/97-03/31/98                  10.00            0.11           (0.03)            0.08         (0.11)         0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------

   Administrative Class
   09/30/98 (b) (c)                   10.25            0.00(a)         0.00(a)          0.00          0.00          0.00
--------------------------------  -----------  ---------------  ----------------  --------------  -----------  -------------

 +  Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
(c) Commenced operations on September 30, 1998.


32  PIMCO Funds See accompanying notes

                                        Distributions    Distributions
                                        from Net         in Excess of     Tax Basis                    Net Asset
Selected Per Share Data for             Realized         Net Realized     Return of    Total           Value End
the Year or Period Ended:               Capital Gains    Capital Gains    Capital      Distributions   of Period
                                        ---------------  ---------------  -----------  --------------  -----------
Global Bond Fund
   Institutional Class
   09/30/98 (b)                         $      0.00      $      0.00      $    0.00    $     (0.28)    $    10.15
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/98                                    0.00            (0.19)          0.00          (0.72)          9.70
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/97                                   (0.44)            0.00           0.00          (0.88)          9.86
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/96                                   (0.21)           (0.17)          0.00          (0.99)         10.05
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/95                                    0.00             0.00           0.00          (0.53)          9.87
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   11/23/93-03/31/94                           0.00             0.00           0.00          (0.16)          9.85
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------

   Administrative Class
   09/30/98 (b)                                0.00             0.00           0.00          (0.28)         10.15
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/98                                    0.00            (0.19)          0.00          (0.70)          9.70
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   08/01/96-03/31/97                          (0.44)            0.00           0.00          (0.70)          9.86
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------

Global Bond Fund II
   Institutional Class
   09/30/98 (b)                         $      0.00     $       0.00      $    0.00    $     (0.28)    $    10.03
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   02/25/98-03/31/98                           0.00             0.00           0.00          (0.05)          9.92
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------

Emerging Markets Bond Fund
   Institutional Class
   09/30/98 (b)                         $      0.00     $       0.00      $    0.00    $     (0.40)    $     6.82
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   07/31/97-03/31/98                          (0.15)            0.00           0.00          (0.61)          9.67
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
High Yield Fund
   Institutional Class
   09/30/98 (b)                         $      0.00     $       0.00      $    0.00    $     (0.48)    $    11.15
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/98                                    0.00            (0.09)          0.00          (1.07)         11.66
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/97                                   (0.13)            0.00           0.00          (1.10)         11.10
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/96                                   (0.05)            0.00           0.00          (1.06)         10.94
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/95                                    0.00            (0.02)          0.00          (0.97)         10.42
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/94                                   (0.07)            0.00           0.00          (0.97)         10.52
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------

   Administrative Class
   09/30/98 (b)                                0.00             0.00           0.00          (0.47)         11.15
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/98                                    0.00            (0.09)          0.00          (1.04)         11.66
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/97                                   (0.13)            0.00           0.00          (1.07)         11.10
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   03/31/96                                   (0.05)            0.00           0.00          (1.03)         10.94
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   01/16/95-03/31/95                           0.00             0.00           0.00          (0.21)         10.41
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------

Municipal Bond Fund
   Institutional Class
   09/30/98 (b)                         $      0.00     $       0.00      $    0.00    $     (0.22)    $    10.25
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------
   12/31/97-03/31/98                           0.00             0.00           0.00          (0.11)          9.97
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------

   Administrative Class
   09/30/98 (b) (c)                            0.00             0.00           0.00           0.00          10.25
--------------------------------------  ---------------  ---------------  -----------  --------------  -----------

                                                                                              Ratio of Net
                                                                              Ratio of        Investment
                                                                              Expenses to     Income to
Selected Per Share Data for                                Net Assets End     Average Net     Average Net    Portfolio
the Year or Period Ended:                 Total Return     of Period (000s)   Assets          Assets         Turnover Rate
                                          ---------------  -----------------  --------------  -------------  ---------------
Global Bond Fund
   Institutional Class
   09/30/98 (b)                                  7.61%     $     275,923            0.56%+           5.75%+          36%
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/98                                      5.85            256,274            0.55             6.64           389
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/97                                      6.78            215,631            0.56             7.51           911
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/96                                     12.04            133,833            0.58             5.88         1,083
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/95                                     10.35             76,476            0.64             5.59           461
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   11/23/93-03/31/94                             0.08             40,485            0.50+            4.55+          132
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------

   Administrative Class
   09/30/98 (b)                                  7.61                929            0.83+            5.69+           36
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/98                                      5.57              1,548            0.80             6.39           389
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   08/01/96-03/31/97                             2.97                346            0.78+            5.66+          911
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------

Global Bond Fund II
   Institutional Class
   09/30/98 (b)                                  4.02%     $      27,426            0.56%+           5.76%+          69%
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   02/25/98-03/31/98                             1.02             24,517            0.55+            6.24+          369
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------

Emerging Markets Bond Fund
   Institutional Class
   09/30/98 (b)                                (25.91)%    $       3,106            0.92%+           9.43%+         217%
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   07/31/97-03/31/98                             3.10              3,676            0.86+            7.21+          695
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
High Yield Fund
   Institutional Class
   09/30/98 (b)                                 (0.27)%    $   1,795,413            0.50%+           8.36%+          30%
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/98                                     15.26          1,628,930            0.50             8.52            37
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/97                                     12.04            744,498            0.50             8.77            67
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/96                                     15.70            536,983            0.47             9.28            66
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/95                                      8.81            336,310            0.48             9.37            78
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/94                                     10.65            219,976            0.50             8.40           112
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------

   Administrative Class
   09/30/98 (b)                                 (0.39)           118,773            0.75+            8.14+           30
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/98                                     14.98             69,937            0.75             8.21            37
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/97                                     11.76             10,428            0.76             8.48            67
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   03/31/96                                     15.54              1,007            0.80             9.16            66
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   01/16/95-03/31/95                             4.66                 41            0.73+           10.12+           78
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------

Municipal Bond Fund
   Institutional Class
   09/30/98 (b)                                  5.04%     $       6,375            0.50%+           4.32%+          41%
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------
   12/31/97-03/31/98                             0.78              3,023            0.50+            4.46+           60%
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------

   Administrative Class
   09/30/98 (b) (c)                              0.00                100            0.75+            0.00+           41
----------------------------------------  ---------------  -----------------  --------------  -------------  ---------------

                              1998 Semi-Annual Report See accompanying notes  33

                                    Net Asset                       Net Realized    Total           Dividends       Dividends in
                                    Value                           and Unrealized  Income from     from Net        Excess of Net
Selected Per Share Data for         Beginning       Net Investment  Gain (Loss) on  Investment      Investment      Investment
the Year or Period Ended:           of Period       Income          Investments     Operations      Income          Income
                                    --------------  --------------  --------------  --------------  --------------  --------------
Money Market Fund
   Institutional Class
   09/30/98 (b)                     $     1.00      $     0.03(a)   $     0.00(a)   $      0.03     $    (0.03)     $      0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/98                               1.00            0.05(a)         0.00(a)          0.05          (0.05)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/97                               1.00            0.05            0.00             0.05          (0.05)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   11/01/95-03/31/96                      1.00            0.02            0.00             0.02          (0.02)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   10/31/95                               1.00            0.06            0.00             0.06          (0.06)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   10/31/94                               1.00            0.03            0.00             0.03          (0.03)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   10/31/93                               1.00            0.03            0.00             0.03          (0.03)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------

   Administrative Class
   09/30/98 (b)                           1.00            0.03(a)         0.00(a)          0.03          (0.03)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/98                               1.00            0.05(a)         0.00(a)          0.05          (0.05)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/97                               1.00            0.05            0.00             0.05          (0.05)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   11/01/95-03/31/96                      1.00            0.02            0.00             0.02          (0.02)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   01/24/95-10/31/95                      1.00            0.05            0.00             0.05          (0.05)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------

StocksPLUS Fund
   Institutional Class
   09/30/98 (b)                     $    14.09      $     0.21(a)   $    (1.18)(a)  $     (0.97)    $    (0.19)     $      0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/98                              11.46            1.90(a)         3.23(a)          5.13          (1.41)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/97                              11.16            1.27            0.82             2.09          (1.27)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/96                              10.48            0.91            2.48             3.39          (1.05)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/95                               9.52            1.03            0.69             1.72          (0.76)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   05/14/93-03/31/94                     10.00            0.34            0.10             0.44          (0.34)           (0.01)
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------

   Administrative Class
   09/30/98 (b)                          14.06            0.16(a)        (1.16)(a)        (1.00)         (0.18)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/98                              11.46            1.89(a)         3.19(a)          5.08          (1.39)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   01/07/97-03/31/97                     11.56            0.14           (0.09)            0.05          (0.15)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------

Strategic Balanced Fund
   Institutional Class
   09/30/98 (b)                     $    12.60      $     0.16(a)   $    (0.41)(a)  $     (0.25)    $    (0.15)     $      0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   03/31/98                              10.32            1.30(a)         2.05(a)          3.35          (0.84)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------
   06/28/96-03/31/97                     10.00            0.85            0.31             1.16          (0.63)            0.00
----------------------------------  --------------  --------------  --------------  --------------  --------------  --------------

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited

34   PIMCO Funds See accompanying notes

                                          Distributions     Distributions
                                          from Net          in Excess of      Tax Basis                           Net Asset
Selected Per Share Data for               Realized          Net Realized      Return of         Total             Value End
the Year or Period Ended:                 Capital Gains     Capital Gains     Capital           Distributions     of Period
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Money Market Fund
   Institutional Class
   09/30/98 (b)                           $     0.00        $     0.00        $     0.00        $   (0.03)        $    1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                     0.00              0.00              0.00            (0.05)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/97                                     0.00              0.00              0.00            (0.05)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   11/01/95-03/31/96                            0.00              0.00              0.00            (0.02)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   10/31/95                                     0.00              0.00              0.00            (0.06)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   10/31/94                                     0.00              0.00              0.00            (0.03)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   10/31/93                                     0.00              0.00              0.00            (0.03)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

   Administrative Class
   09/30/98 (b)                                 0.00              0.00              0.00            (0.03)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                     0.00              0.00              0.00            (0.05)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/97                                     0.00              0.00              0.00            (0.05)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   11/01/95-03/31/96                            0.00              0.00              0.00            (0.02)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   01/24/95-10/31/95                            0.00              0.00              0.00            (0.05)             1.00
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

StocksPLUS Fund
   Institutional Class
   09/30/98 (b)                           $     0.00        $     0.00        $     0.00        $   (0.19)        $   12.93
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                    (1.09)             0.00              0.00            (2.50)            14.09
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/97                                    (0.52)             0.00              0.00            (1.79)            11.46
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/96                                    (1.62)            (0.04)             0.00            (2.71)            11.16
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/95                                     0.00              0.00              0.00            (0.76)            10.48
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   05/14/93-03/31/94                           (0.10)            (0.47)             0.00            (0.92)             9.52
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

   Administrative Class
   09/30/98 (b)                                 0.00              0.00              0.00            (0.18)            12.88
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                    (1.09)             0.00              0.00            (2.48)            14.06
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   01/07/97-03/31/97                            0.00              0.00              0.00            (0.15)            11.46
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

Strategic Balanced Fund
   Institutional Class
   09/30/98 (b)                           $     0.00        $     0.00        $     0.00        $   (0.15)        $   12.20
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                    (0.23)             0.00              0.00            (1.07)            12.60
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   06/28/96-03/31/97                           (0.21)             0.00              0.00            (0.84)            10.32
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------


                                                                                                Ratio of Net
                                                                              Ratio of          Investment
                                                                              Expenses to       Income to
Selected Per Share Data for                                 Net Assets End    Average Net       Average Net       Portfolio
the Year or Period Ended:                 Total Return      of Period (000s)  Assets            Assets            Turnover Rate
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Money Market Fund
   Institutional Class
   09/30/98 (b)                                 2.66%        $ 47,902              0.35%+          5.27%+            N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                     5.40           55,335              0.35            5.29              N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/97                                     5.19           23,497              0.40            5.08              N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   11/01/95-03/31/96                            2.58           25,935              0.33+           5.44+             N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   10/31/95                                     5.67            7,741              0.40            5.53              N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   10/31/94                                     3.53            7,454              0.40            3.52              N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   10/31/93                                     2.83            5,836              0.40            2.78              N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

   Administrative Class
   09/30/98 (b)                                 2.57            2,428              0.60+           4.98+             N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                     5.12              749              0.60            5.04              N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/97                                     4.94               12              0.66            4.83              N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   11/01/95-03/31/96                            2.47               10              0.61+           5.95+             N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   01/24/95-10/31/95                            4.21               10              0.68+           5.94+             N/A
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

StocksPLUS Fund
   Institutional Class
   09/30/98 (b)                                (6.99)%       $421,977              0.65%+          3.01%+             63%
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                    47.75          416,600              0.65           13.74               30
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/97                                    19.44          235,829              0.65           11.78               47
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/96                                    34.07          151,869              0.70           15.23              102
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/95                                    18.64           46,498              0.50           11.89              177
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   05/14/93-03/31/94                            1.55           14,330              0.50+           4.00+              33
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

   Administrative Class
   09/30/98 (b)                                (7.22)           3,889              0.90+           2.25+              63
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                    47.19            2,143              0.90           13.49               30
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   01/07/97-03/31/97                            0.34              682              0.95+           4.83+              47
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

Strategic Balanced Fund
   Institutional Class
   09/30/98 (b)                                (2.00)%       $ 37,747              0.65%+          2.52%+             21%
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   03/31/98                                    33.40           38,806              0.65           10.84               56
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------
   06/28/96-03/31/97                           11.83           10,360              0.90+           9.72+              95
---------------------------------------   ---------------   ---------------   ---------------   ---------------   ---------------

                              1998 Semi-Annual Report See accompanying notes  35

Statement of Assets and Liabilities

September 30, 1998 (Unaudited)

                                                                                                                       Low
Amounts in thousands,                     Total           Total           Total Return   Total Return   Moderate       Duration
except per share amounts                  Return Fund     Return Fund II  Fund III       Mortgage Fund  Duration Fund  Fund
                                          --------------  --------------  -------------  -------------  -------------  -------------
Assets:
Investments, at value                     $  27,642,164   $  1,048,189    $   530,544    $   4,400      $  307,065     $  4,095,023
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Cash and foreign currency                        38,121         34,450              0            1           1,321           16,995
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Receivable for investments and foreign
 currency sold                                   41,842            868            874            2              60           13,661
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Receivable for Fund shares sold                  84,686          1,191              7            0             150           45,520
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Variation margin receivable                      66,083          2,910          1,771            0             642            2,434
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Interest and dividends receivable               231,555          8,426          4,784           38           2,685           37,315
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Other assets                                          0            699              0            2              26            4,259
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
                                             28,104,451      1,096,733        537,980        4,443         311,949        4,215,207
========================================  ==============  ==============  =============  =============  =============  =============

Liabilities:
Payable for investments and foreign
 currency purchased                       $   5,368,211   $    171,987    $    91,179    $     567      $   54,617     $    683,192
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Notes payable                                         0              0              0            0               0                0
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Written options outstanding                      51,236          1,560          1,791            0               0            3,013
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Payable for Fund shares redeemed                260,212            256             49            0               8           32,120
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Dividends payable                                23,550            342            213            0               1            3,101
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Accrued investment advisor's fee                  4,684            191             90            1              52              721
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Accrued administrator's fee                       3,668            191             90            1              42              570
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Accrued distribution fee                            729             11              0            0               0               80
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Accrued servicing fee                               336              0              0            0               0               58
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Variation margin payable                              0              0              0            0               0                0
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Other liabilities                                25,762              0            358            0               0              149
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
                                              5,738,388        174,538         93,770          569          54,720          723,004
========================================  ==============  ==============  =============  =============  =============  =============

Net Assets                                $  22,366,063   $    922,195    $   444,210    $   3,874      $  257,229     $  3,492,203
========================================  ==============  ==============  =============  =============  =============  =============

Net Assets Consist of:
Paid in capital                           $  21,160,678   $    869,110    $   421,411    $   3,714      $  248,199     $  3,430,476
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Undistributed (overdistributed) net
 investment income                              111,594          2,268          1,691           24             560              802
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Accumulated undistributed net realized
 gain (loss)                                    609,836         17,520         11,321           12           3,300             (535)
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Net unrealized appreciation (depreciation)      483,955         33,297          9,787          124           5,170           61,460
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
                                          $  22,366,063   $    922,195    $   444,210    $   3,874      $  257,229     $  3,492,203
========================================  ==============  ==============  =============  =============  =============  =============

Net Assets:
Institutional Class                       $  19,607,819   $    862,092    $   442,417    $   3,770      $  257,229     $  3,050,047
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Administrative Class                          1,107,029         60,103          1,793            0               0          146,633
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Other Classes                                 1,651,215              0              0          104               0          295,523
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------

Shares Issued and Outstanding:
Institutional Class                           1,768,206         79,791         44,388          360          24,610          296,507
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Administrative Class                             99,831          5,563            180            0               0           14,255
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------

Net Asset Value and Redemption
 Price Per Share
(Net Assets Per Share Outstanding):
Institutional Class                       $       11.09   $      10.80    $      9.97    $   10.46      $    10.45     $      10.29
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------
Administrative Class                              11.09          10.80           9.97         0.00            0.00            10.29
----------------------------------------  --------------  --------------  -------------  -------------  -------------  -------------

Cost of Investments Owned                 $  27,332,479   $  1,025,824    $   526,002    $   4,278      $  304,619     $  4,054,100
========================================  ==============  ==============  =============  =============  =============  =============
Cost of Foreign Currency Held             $      37,146   $          0    $       246    $       0      $    1,235     $      6,149
========================================  ==============  ==============  =============  =============  =============  =============

36 PIMCO Funds See accompanying notes

Statement of Assets and Liabilities

September 30, 1998 (Unaudited)



Amounts in thousands,                      Low                Low                 Low Duration                     Long-Term
except per share amounts                   Duration Fund II   Duration Fund III   Mortgage Fund   Short-Term Fund  U.S. Gov't Fund
                                           -----------------  ------------------  --------------  ---------------  ---------------
Assets:
Investments, at value                      $   491,842        $    26,874         $     5,331     $   414,245      $   306,246
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Cash and foreign currency                            0                  1                   0               0            2,970
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Receivable for investments and
 foreign currency sold                           5,575                 77                   0           2,777           59,539
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Receivable for Fund shares sold                      3                149                   0           4,703            2,319
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Variation margin receivable                        270                 35                   0               7                0
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Interest and dividends receivable                3,625                180                  29           3,512            3,158
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Other assets                                       498                  0                   1             251                0
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
                                               501,813             27,316               5,361         425,495          374,232
=========================================  =================  ==================  ==============  ===============  ===============

Liabilities:
Payable for investments and foreign
 currency purchased                        $    74,655        $     2,727         $       201     $    22,739      $   179,196
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Notes payable                                    6,494                  0               1,242               0               28
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Written options outstanding                          0                  0                   0               0                0
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Payable for Fund shares redeemed                    40                  0                   1             522              366
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Dividends payable                                  138                  0                   0             241              164
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Accrued investment advisor's fee                    88                  5                   1             102               38
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Accrued administrator's fee                         88                  5                   1              90               45
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Accrued distribution fee                             3                  0                   0               5               28
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Accrued servicing fee                                0                  0                   0              14               12
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Variation margin payable                             0                  0                   0               0                0
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Other liabilities                                   50                  0                   1               3               15
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
                                                81,556              2,737               1,447          23,716          179,892
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------

Net Assets                                 $   420,257        $    24,579         $     3,914     $   401,779      $   194,340
=========================================  =================  ==================  ==============  ===============  ===============

Net Assets Consist of:
Paid in capital                            $   411,874        $    24,284         $     3,820     $   401,406      $   179,041
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Undistributed (overdistributed) net
 investment income                                  48                 22                  15             696              613
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Accumulated undistributed net
 realized gain (loss)                               73               (133)                (13)           (325)           3,160
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Net unrealized appreciation
 (depreciation)                                  8,262                406                  92               2           11,526
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
                                           $   420,257        $    24,579         $     3,914     $   401,779      $   194,340
=========================================  =================  ==================  ==============  ===============  ===============

Net Assets:
Institutional Class                        $   412,547        $    24,579         $     3,914     $   334,079      $   123,647
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Administrative Class                             7,710                  0                   0           1,774            5,312
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Other Classes                                        0                  0                   0          65,926           65,381
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------

Shares Issued and Outstanding:
Institutional Class                             40,588              2,422                 381          33,260           10,623
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Administrative Class                               759                  0                   0             176              456
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------

Net Asset Value and Redemption
 Price Per Share
(Net Assets Per Share Outstanding):
Institutional Class                        $     10.16        $     10.15         $     10.27     $     10.04      $     11.64
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------
Administrative Class                             10.16               0.00                0.00           10.04            11.64
-----------------------------------------  -----------------  ------------------  --------------  ---------------  ---------------

Cost of Investments Owned                  $   485,932        $    26,671         $     5,239     $   414,568      $   294,760
=========================================  =================  ==================  ==============  ===============  ===============
Cost of Foreign Currency Held              $         0        $         0         $         0     $         0      $         0
=========================================  =================  ==================  ==============  ===============  ===============


Amounts in thousands,                                     Real Return      Foreign            Global           Global
except per share amounts                                  Bond Fund        Bond Fund          Bond Fund        Bond Fund II
                                                          ---------------  -----------------  ---------------  ---------------
Assets:
Investments, at value                                     $     18,908     $    1,020,068     $    451,358     $    71,224
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Cash and foreign currency                                           12              2,514            1,613             240
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Receivable for investments and foreign currency sold             1,327            226,285           74,477           5,474
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Receivable for Fund shares sold                                     47              1,412               64               1
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Variation margin receivable                                          0                  0              141               0
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Interest and dividends receivable                                  127             21,098           11,294           1,118
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Other assets                                                        20              1,226              516              85
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
                                                                20,441          1,272,603          539,463          78,142
========================================================  ===============  =================  ===============  ===============

Liabilities:
Payable for investments and foreign currency purchased    $      9,386     $      709,019     $    262,079     $    36,051
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Notes payable                                                        0                  0                0               0
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Written options outstanding                                          1                  0                0               0
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Payable for Fund shares redeemed                                     8              1,233               79              86
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Dividends payable                                                   10                606              330              13
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Accrued investment advisor's fee                                     2                115               56               9
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Accrued administrator's fee                                          3                127               67              13
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Accrued distribution fee                                             3                 26                0               7
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Accrued servicing fee                                                1                 14                0               3
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Variation margin payable                                             0                  0                0               0
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Other liabilities                                                    0                159                0               3
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
                                                                 9,414            711,299          262,611          36,185
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------

Net Assets                                                $     11,027     $      561,304     $    276,852     $    41,957
========================================================  ===============  =================  ===============  ===============

Net Assets Consist of:
Paid in capital                                           $     10,998     $      533,190     $    275,595     $    41,818
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Undistributed (overdistributed) net investment income                0             21,778           (4,446)            158
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Accumulated undistributed net realized gain (loss)                (129)            (2,617)          (1,351)            150
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Net unrealized appreciation (depreciation)                         158              8,953            7,054            (169)
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
                                                          $     11,027     $      561,304     $    276,852     $    41,957
========================================================  ===============  =================  ===============  ===============

Net Assets:
Institutional Class                                       $      5,790     $      491,207     $    275,923     $    27,426
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Administrative Class                                                 0              1,547              929               0
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Other Classes                                                    5,237             68,550                0          14,531
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------

Shares Issued and Outstanding:
Institutional Class                                                584             44,837           27,200           2,736
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Administrative Class                                                 0                141               92               0
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding):
Institutional Class                                       $       9.92     $        10.95     $      10.15     $     10.03
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------
Administrative Class                                              0.00              10.95            10.15            0.00
--------------------------------------------------------  ---------------  -----------------  ---------------  ---------------

Cost of Investments Owned                                 $     18,821     $      997,628     $    446,009     $    70,816
========================================================  ===============  =================  ===============  ===============
Cost of Foreign Currency Held                             $          0     $        1,165     $      1,593     $        22
========================================================  ===============  =================  ===============  ===============


           1998 Semi-Annual Report See accompanying notes    37

September 30, 1998 (Unaudited)

                                                  Emerging
Amounts in thousands,                             Markets                       Municipal   Money         StocksPLUS   Strategic
except per share amounts                          Bond Fund   High Yield Fund   Bond Fund   Market Fund   Fund         Balanced Fund
                                                  ----------  ----------------  ----------  ------------  -----------  -------------
Assets:
Investments, at value                             $  4,477    $    2,460,519    $  56,148   $   268,728   $  879,983   $     41,219
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Cash and foreign currency                              507               661           58           216            0             26
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Receivable for investments and foreign
 currency sold                                           0               211          104             0        1,911             19
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Receivable for Fund shares sold                          0             9,767          311        18,788        3,021              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Variation margin receivable                              2                 0            0             0            0              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Interest and dividends receivable                      108            48,317          787            29       11,804            689
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Other assets                                             2                 0            0             0          553              1
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
                                                     5,096         2,519,475       57,408       287,761      897,272         41,954
================================================  ==========  ================  ==========  ============  ===========  =============

Liabilities:
Payable for investments and foreign currency
 purchased                                        $  1,543    $       43,306    $     105   $         0   $   94,613   $      3,618
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Notes payable                                            0                 0            0             0            0              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Written options outstanding                              0                 0            0             0            0              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Payable for Fund shares redeemed                         0             1,589           28        13,003          812              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Dividends payable                                        5             2,613           44           156            0              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Accrued investment advisor's fee                         1               508           12            31          260             13
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Accrued administrator's fee                              1               577           16            65          206              8
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Accrued distribution fee                                 0               318           19             8          142              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Accrued servicing fee                                    0               115           10            18           73              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Variation margin payable                                 0                 0            0             0       20,667            470
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Other liabilities                                        4               316           14            55           43              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
                                                     1,554            49,342          248        13,336      116,816          4,109
================================================  ==========  ================  ==========  ============  ===========  =============

Net Assets                                        $  3,542    $    2,470,133    $  57,160   $   274,425   $  780,456   $     37,845
================================================  ==========  ================  ==========  ============  ===========  =============

Net Assets Consist of:
Paid in capital                                   $  5,067    $    2,565,118    $  53,651   $   274,406   $  763,123   $     35,038
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Undistributed (overdistributed) net investment
 income                                                 27            (2,527)          (1)           19       43,968          2,037
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Accumulated undistributed net realized gain
 (loss)                                               (665)          (45,696)          14             0      (29,410)           (37)
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Net unrealized appreciation (depreciation)            (887)          (46,762)       3,496             0        2,775            807
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
                                                  $  3,542    $    2,470,133    $  57,160   $   274,425   $  780,456   $     37,845
================================================  ==========  ================  ==========  ============  ===========  =============

Net Assets:
Institutional Class                               $  3,106    $    1,795,413    $   6,375   $    47,902   $  421,977   $     37,747
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Administrative Class                                     0           118,773          100         2,428        3,889              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Other Classes                                          436           555,947       50,685       224,095      354,590             98
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------

Shares Issued and Outstanding:
Institutional Class                                    455           161,087          622        47,902       32,654          3,093
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Administrative Class                                     0            10,657           10         2,428          302              0
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding):
Institutional Class                               $   6.82    $        11.15    $   10.25   $      1.00   $    12.93   $      12.20
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------
Administrative Class                                  0.00             11.15        10.25          1.00        12.88           0.00
------------------------------------------------  ----------  ----------------  ----------  ------------  -----------  -------------

Cost of Investments Owned                         $  5,373    $    2,507,419    $  52,652   $   268,728   $  882,845   $     40,914
================================================  ==========  ================  ==========  ============  ===========  =============
Cost of Foreign Currency Held                     $      0    $            0    $       0   $         0   $    1,867   $         25
================================================  ==========  ================  ==========  ============  ===========  =============

38  PIMCO Funds See accompanying notes

Statement of Operations

For the six months ended September 30, 1998 (Unaudited)


                                   Total         Total             Total             Total Return    Moderate         Low
Amounts in thousands               Return Fund   Return Fund II    Return Fund III   Mortgage Fund   Duration Fund    Duration Fund
                                   ------------  ----------------  ----------------  --------------  ---------------  --------------
Investment Income:
Interest                           $   664,267   $        22,890   $        12,532   $         116   $        8,583   $     111,564
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Dividends                                1,887                 0                80               0               68           1,546
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
   Total Income                        666,154            22,890            12,612             116            8,651         113,110
=================================  ============  ================  ================  ==============  ===============  ==============

Expenses:
Investment advisory fees                25,346               911               488               5              341           4,069
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Administration fees                     19,734               911               488               5              272           3,192
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Distribution and/or servicing
 fees - Administrative Class               899                42                 1               0                0             124
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Distribution and/or servicing
 fees - Other Classes                    4,279                 0                 0               0                0             588
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Trustees' fees                              77                 3                 1               0                1              12
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Interest expense                             0                 0                 0               0                0               0
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Miscellaneous                               24                 4                 1               0                0               6
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
   Total Expenses                       50,359             1,871               979              10              614           7,991
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------

Net Investment Income                  615,795            21,019            11,633             106            8,037         105,119
=================================  ============  ================  ================  ==============  ===============  ==============

Net Realized and Unrealized Gain
 (Loss):
Net realized gain (loss) on
 investments                            64,756             1,452                73              17              994          (8,258)
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Net realized gain (loss) on
   futures contracts and
   written options                     462,352            13,825            10,010               0            2,127           5,063
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Net realized gain (loss) on
   foreign currency transactions        42,579                 0               572               0              377           2,676
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Net change in unrealized
   appreciation (depreciation)
   on investments                      166,622            15,813             1,019              63            1,061          20,497
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Net change in unrealized
   appreciation (depreciation)
   on futures contracts and
   written options                     208,283            11,304             5,337               0            3,679          15,929
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------
Net change in unrealized
   appreciation (depreciation)
   on translation of assets and
   liabilities denominated
   in foreign currencies               (16,194)                0               373               0             (537)             93
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------

   Net Gain (Loss)                     928,398            42,394            17,384              80            7,701          36,000
---------------------------------  ------------  ----------------  ----------------  --------------  ---------------  --------------

Net Increase in Assets
   Resulting from Operations       $ 1,544,193   $        63,413   $        29,017   $         186   $       15,738   $     141,119
=================================  ============  ================  ================  ==============  ===============  ==============

                              1998 Semi-Annual Report See accompanying notes  39

For the six months ended September 30, 1998 (Unaudited)


                                             Low Duration   Low Duration   Low Duration    Short-Term   Long-Term U.S.   Real Return
Amounts in thousands                         Fund II        Fund III       Mortgage Fund   Fund         Gov't Fund       Bond Fund
                                             ------------   ------------   -------------   ----------   --------------   -----------
Investment Income:
Interest                                     $    13,170    $       783    $        177    $  13,399    $       3,925    $      345
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Dividends                                              0              0               0            0                0             0
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
  Total Income                                    13,170            783             177       13,399            3,925           345
==========================================   ============   ============   =============   ==========   ==============   ===========

Expenses:
Investment advisory fees                             509             30               5          538              139            14
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Administration fees                                  509             30               5          465              165            17
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Distribution and/or servicing fees -
  Administrative Class                                 3              0               0            4                6             0
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Distribution and/or servicing fees -
  Other Classes                                        0              0               0           78              137            21
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Trustees' fees                                         2              0               0            2                0             0
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Interest expense                                     104              0              43            0               20             0
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Miscellaneous                                          3              1               0            0                0             1
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
  Total Expenses                                   1,130             61              53        1,087              467            53
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------

Net Investment Income                             12,040            722             124       12,312            3,458           292
==========================================   ============   ============   =============   ==========   ==============   ===========

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments              149           (217)            (13)        (738)           2,354           (51)
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Net realized gain (loss) on
  futures contracts and written options              222             97               0           27              345            (3)
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Net realized gain (loss) on
  foreign currency transactions                        0              0               0          471                0            (9)
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Net change in unrealized appreciation
  (depreciation) on investments                    4,533            148              64         (454)          10,074           188
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                              1,888            205               0           13                0            54
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                                0              0               0         (119)               0           (10)
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------

  Net Gain (Loss)                                  6,792            233              51         (800)          12,773           169
------------------------------------------   ------------   ------------   -------------   ----------   --------------   -----------

Net Increase (Decrease) in Assets
  Resulting from Operations                  $    18,832    $       955    $        175    $  11,512    $      16,231    $      461
==========================================   ============   ============   =============   ==========   ==============   ===========

40  PIMCO Funds See accompanying notes

                                                                                                       Emerging
                                                         Foreign        Global         Global Bond     Markets      High Yield
Amounts in thousands                                     Bond Fund      Bond Fund      Fund II         Bond Fund    Fund
                                                         ------------   ------------   -------------   ----------   --------------
Investment Income:
Interest                                                 $    16,223    $     8,321    $      1,369    $     222    $     105,276
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Dividends                                                          0              0               0            0            2,634
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
  Total Income                                                16,223          8,321           1,369          222          107,910
======================================================   ============   ============   =============   ==========   ==============

Expenses:
Investment advisory fees                                         621            330              54           10            3,040
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Administration fees                                              673            396              78            9            3,449
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Distribution and/or servicing fees - Administrative
  Class                                                            1              1               0            0              117
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Distribution and/or servicing fees - Other Classes               195              1              62            2            2,439
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Trustees' fees                                                     2              1               0            0                9
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Interest expense                                                   0              0               0            0                0
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Miscellaneous                                                      7              7               0            2                0
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
  Total Expenses                                               1,499            736             194           23            9,054
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------

Net Investment Income                                         14,724          7,585           1,175          199           98,856
======================================================   ============   ============   =============   ==========   ==============

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                       10,754          5,415             443         (478)          10,386
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Net realized gain (loss) on
  futures contracts and written options                        2,452          2,161             845            7                0
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Net realized gain (loss) on
  foreign currency transactions                              (15,760)        (8,941)         (1,126)           1                0
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Net change in unrealized appreciation
  (depreciation) on investments                               32,061         11,279           1,011         (983)        (122,256)
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Net change in unrealized appreciation (depreciation)
  on futures contracts and written options                      (280)           899             (58)           8                0
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------
Net change in unrealized appreciation (depreciation)
  on translation of assets and liabilities
  denominated in foreign currencies                          (19,860)         1,008            (705)          (1)               0
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------

  Net Gain (Loss)                                              9,367         11,821             410       (1,446)        (111,870)
------------------------------------------------------   ------------   ------------   -------------   ----------   --------------

Net Increase (Decrease) in Assets
  Resulting from Operations                              $    24,091    $    19,406    $      1,585    $  (1,247)   $     (13,014)
======================================================   ============   ============   =============   ==========   ==============

                                                                                                       Strategic
                                                         Municipal      Money          StocksPLUS      Balanced
Amounts in thousands                                     Bond Fund      Market Fund    Fund            Fund
                                                         ------------   ------------   -------------   ----------
Investment Income:
Interest                                                 $       722    $     5,913    $     13,025    $     621
------------------------------------------------------   ------------   ------------   -------------   ----------
Dividends                                                          0              0               0            0
------------------------------------------------------   ------------   ------------   -------------   ----------
  Total Income                                                   722          5,913          13,025          621
======================================================   ============   ============   =============   ==========

Expenses:
Investment advisory fees                                          37            155           1,492           78
------------------------------------------------------   ------------   ------------   -------------   ----------
Administration fees                                               49            325           1,170           50
------------------------------------------------------   ------------   ------------   -------------   ----------
Distribution and/or servicing fees - Administrative
  Class                                                            0              2               3            0
------------------------------------------------------   ------------   ------------   -------------   ----------
Distribution and/or servicing fees - Other Classes                88            104           1,159            0
------------------------------------------------------   ------------   ------------   -------------   ----------
Trustees' fees                                                     1              1               3            0
------------------------------------------------------   ------------   ------------   -------------   ----------
Interest expense                                                   0              0               0            0
------------------------------------------------------   ------------   ------------   -------------   ----------
Miscellaneous                                                      0              1               0            0
------------------------------------------------------   ------------   ------------   -------------   ----------
  Total Expenses                                                 175            588           3,827          128
------------------------------------------------------   ------------   ------------   -------------   ----------

Net Investment Income                                            547          5,325           9,198          493
======================================================   ============   ============   =============   ==========

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                           14              0            (517)         (29)
------------------------------------------------------   ------------   ------------   -------------   ----------
Net realized gain (loss) on
  futures contracts and written options                            0              0         (61,381)      (1,606)
------------------------------------------------------   ------------   ------------   -------------   ----------
Net realized gain (loss) on
  foreign currency transactions                                    0              0             905            5
------------------------------------------------------   ------------   ------------   -------------   ----------
Net change in unrealized appreciation
  (depreciation) on investments                                1,170              0          (2,511)         143
------------------------------------------------------   ------------   ------------   -------------   ----------
Net change in unrealized appreciation (depreciation)
  on futures contracts and written options                         0              0          (5,378)         238
------------------------------------------------------   ------------   ------------   -------------   ----------
Net change in unrealized appreciation (depreciation)
  on translation of assets and liabilities
  denominated in foreign currencies                                0              0            (192)           1
------------------------------------------------------   ------------   ------------   -------------   ----------

  Net Gain (Loss)                                              1,184              0         (69,074)      (1,248)
------------------------------------------------------   ------------   ------------   -------------   ----------

Net Increase (Decrease) in Assets
  Resulting from Operations                              $     1,731    $     5,325    $    (59,876)   $    (755)
======================================================   ============   ============   =============   ==========

                                      1998 PIMCO Funds See accompanying notes 41

Statement of Changes in Net Assets

Amounts in thousands                                    Total Return Fund                         Total Return Fund II
                                                        -----------------------------------       ----------------------------------
                                                        Six Months Ended         Year Ended       Six Months Ended       Year Ended
Increase (Decrease) in Net Assets from:               September 30, 1998     March 31, 1998     September 30, 1998   March 31, 1998
                                                             (Unaudited)                               (Unaudited)
Operations:
Net investment income (loss)                            $      615,795     $      920,708         $       21,019    $       28,235
------------------------------------------------------  -----------------------------------       ----------------------------------
Net realized gain (loss)                                       569,687            644,154                 15,277            16,095
------------------------------------------------------  -----------------------------------       ----------------------------------
Net change in unrealized appreciation (depreciation)           358,711            196,253                 27,117             7,391
------------------------------------------------------  -----------------------------------       ----------------------------------
Net increase (decrease) resulting from operations            1,544,193          1,761,115                 63,413            51,721
======================================================  ===================================       ==================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                        (559,621)          (843,692)               (20,074)          (26,226)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Administrative Class                                        (20,852)           (15,470)                  (922)             (506)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Other Classes                                               (35,488)           (36,268)                     0                 0
------------------------------------------------------  -----------------------------------       ----------------------------------
In excess of net investment income
   Institutional Class                                               0            (23,175)                     0            (1,502)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Administrative Class                                              0               (425)                     0               (30)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Other Classes                                                     0               (996)                     0                 0
------------------------------------------------------  -----------------------------------       ----------------------------------
From net realized capital gains
   Institutional Class                                               0           (375,236)                     0            (5,211)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Administrative Class                                              0             (8,344)                     0              (104)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Other Classes                                                     0            (20,592)                     0                 0
------------------------------------------------------  -----------------------------------       ----------------------------------

Total Distributions                                           (615,961)        (1,324,198)               (20,996)          (33,579)
======================================================  ===================================       ==================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                       4,273,055          6,060,910                275,819           347,509
------------------------------------------------------  -----------------------------------       ----------------------------------
   Administrative Class                                        684,843            420,992                 49,066            10,297
------------------------------------------------------  -----------------------------------       ----------------------------------
   Other Classes                                               604,586            730,357                      0                 0
------------------------------------------------------  -----------------------------------       ----------------------------------
Issued as reinvestment of distributions
   Institutional Class                                         443,703          1,031,930                 18,167            30,055
------------------------------------------------------  -----------------------------------       ----------------------------------
   Administrative Class                                         18,065             23,828                    904               610
------------------------------------------------------  -----------------------------------       ----------------------------------
   Other Classes                                                28,601             46,126                      0                 0
------------------------------------------------------  -----------------------------------       ----------------------------------
Cost of shares redeemed
   Institutional Class                                      (2,415,818)        (3,556,685)               (46,403)         (299,345)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Administrative Class                                       (118,050)          (117,585)                (7,534)           (1,264)
------------------------------------------------------  -----------------------------------       ----------------------------------
   Other Classes                                              (172,865)          (183,785)                     0                 0
------------------------------------------------------  -----------------------------------       ----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                        3,346,120          4,456,088                290,019            87,862
------------------------------------------------------  -----------------------------------       ----------------------------------

Total Increase (Decrease) in Net Assets                      4,274,352          4,893,005                332,436           106,004
======================================================  ===================================       ==================================

Net Assets:
Beginning of period                                         18,091,711         13,198,706                589,759           483,755
------------------------------------------------------  -----------------------------------       ----------------------------------
End of period *                                         $   22,366,063     $   18,091,711         $      922,195    $      589,759
------------------------------------------------------  -----------------------------------       ----------------------------------

*Including net undistributed (overdistributed)
    investment income of:                               $      111,594     $      111,760         $        2,268    $        2,245
------------------------------------------------------  -----------------------------------       ----------------------------------

                                                        Total Return Fund III
                                                        --------------------------------------------
                                                        Six Months Ended                Year Ended
Increase (Decrease) in Net Assets from:               September 30, 1998            March 31, 1998
                                                             (Unaudited)
Operations:
Net investment income (loss)                            $         11,633          $         16,793
------------------------------------------------------  --------------------------------------------
Net realized gain (loss)                                          10,655                    10,981
------------------------------------------------------  --------------------------------------------
Net change in unrealized appreciation (depreciation)               6,729                     3,433
------------------------------------------------------  --------------------------------------------
Net increase (decrease) resulting from operations                 29,017                    31,207
======================================================  ============================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                           (11,606)                  (15,906)
------------------------------------------------------  --------------------------------------------
   Administrative Class                                              (30)                       (7)
------------------------------------------------------  --------------------------------------------
   Other Classes                                                       0                         0
------------------------------------------------------  --------------------------------------------
In excess of net investment income
   Institutional Class                                                 0                      (857)
------------------------------------------------------  --------------------------------------------
   Administrative Class                                                0                         0
------------------------------------------------------  --------------------------------------------
   Other Classes                                                       0                         0
------------------------------------------------------  --------------------------------------------
From net realized capital gains
   Institutional Class                                                 0                    (5,401)
------------------------------------------------------  --------------------------------------------
   Administrative Class                                                0                        (2)
------------------------------------------------------  --------------------------------------------
   Other Classes                                                       0                         0
------------------------------------------------------  --------------------------------------------

Total Distributions                                              (11,636)                  (22,173)
======================================================  ============================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                            53,780                   160,414
------------------------------------------------------  --------------------------------------------
   Administrative Class                                            1,522                       211
------------------------------------------------------  --------------------------------------------
   Other Classes                                                       0                         0
------------------------------------------------------  --------------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                            10,426                    20,471
------------------------------------------------------  --------------------------------------------
   Administrative Class                                               26                         1
------------------------------------------------------  --------------------------------------------
   Other Classes                                                       0                         0
------------------------------------------------------  --------------------------------------------
Cost of shares redeemed
   Institutional Class                                            (4,350)                  (17,962)
------------------------------------------------------  --------------------------------------------
   Administrative Class                                               (2)                      (39)
------------------------------------------------------  --------------------------------------------
   Other Classes                                                       0                         0
------------------------------------------------------  --------------------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                             61,402                   163,096
------------------------------------------------------  --------------------------------------------

Total Increase (Decrease) in Net Assets                           78,783                   172,130
======================================================  ============================================

Net Assets:
Beginning of period                                              365,427                   193,297
------------------------------------------------------  --------------------------------------------
End of period *                                         $        444,210          $        365,427
------------------------------------------------------  --------------------------------------------

*Including net undistributed (overdistributed)
    investment income of:                               $          1,691          $          1,694
------------------------------------------------------  --------------------------------------------

42 PIMCO Funds See accompanying notes

Amounts in thousands                                 Total Return Mortgage Fund              Moderate Duration Fund
                                                     --------------------------------------  -------------------------------------
                                                       Six Months Ended        Period from     Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:              September 30, 1998   July 31, 1997 to   September 30, 1998    March 31, 1998
                                                            (Unaudited)     March 31, 1998          (Unaudited)
Operations:
Net investment income (loss)                         $              106    $           140   $            8,037   $         7,090
---------------------------------------------------  --------------------------------------  -------------------------------------
Net realized gain (loss)                                             17                 22                3,498               928
---------------------------------------------------  --------------------------------------  -------------------------------------
Net change in unrealized appreciation (depreciation)                 63                 61                4,203             1,131
---------------------------------------------------  --------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations                   186                223               15,738             9,149
===================================================  ======================================  =====================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                             (104)              (140)              (8,037)           (7,093)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                     (3)                 0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
In excess of net investment income
   Institutional Class                                                0                  0                    0                (1)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                      0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
From net realized capital gains
   Institutional Class                                                0                 (2)                   0              (565)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                      0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------

Total Distributions                                                (107)              (142)              (8,037)           (7,659)
===================================================  ======================================  =====================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                                0              3,365               96,596           226,998
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                    100                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                              104                142                6,332             6,096
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                      3                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
Cost of shares redeemed
   Institutional Class                                                0                  0              (92,552)           (8,890)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                      0                  0                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                               207              3,507               10,376           224,204
---------------------------------------------------  --------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                             286              3,588               18,077           225,694
---------------------------------------------------  --------------------------------------  -------------------------------------

Net Assets:
Beginning of period                                               3,588                  0              239,152            13,458
---------------------------------------------------  --------------------------------------  -------------------------------------
End of period *                                      $            3,874     $        3,588   $          257,229    $      239,152
---------------------------------------------------  --------------------------------------  -------------------------------------

*Including net undistributed (overdistributed)
    investment income of:                            $               25     $           25   $              560    $          560
===================================================  ======================================  =====================================



Amounts in thousands                                 Low Duration Fund                       Low Duration Fund II
                                                     --------------------------------------  -------------------------------------
                                                       Six Months Ended         Year Ended     Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:              September 30, 1998     March 31, 1998   September 30, 1998    March 31, 1998
                                                            (Unaudited)                             (Unaudited)
Operations:
Net investment income (loss)                         $          105,119     $      188,536   $           12,040    $       20,920
---------------------------------------------------  --------------------------------------  -------------------------------------
Net realized gain (loss)                                           (519)            25,424                  371             2,785
---------------------------------------------------  --------------------------------------  -------------------------------------
Net change in unrealized appreciation (depreciation)             36,519             38,823                6,421             3,943
---------------------------------------------------  --------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations               141,119            252,783               18,832            27,648
===================================================  ======================================  =====================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                          (95,034)          (171,675)             (11,969)          (19,648)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                          (3,096)            (1,723)                 (71)               (1)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                 (6,923)            (8,106)                   0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
In excess of net investment income
   Institutional Class                                                0             (6,016)                   0            (1,272)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                (61)                   0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                      0               (283)                   0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
From net realized capital gains
   Institutional Class                                                0             (7,885)                   0              (575)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                               0                (78)                   0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                      0               (496)                   0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------

Total Distributions                                            (105,053)          (196,323)             (12,040)          (21,496)
===================================================  ======================================  =====================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                          988,280          1,467,244               18,196           177,099
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                         112,009             33,741                7,525                72
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                380,433            427,414                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                           79,405            155,141               11,068            20,086
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                           3,096              1,852                   74                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                                  5,822              7,702                    0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
Cost of shares redeemed
   Institutional Class                                         (808,877)        (1,713,570)             (24,588)         (141,508)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Administrative Class                                         (16,065)           (13,425)                 (70)              (16)
---------------------------------------------------  --------------------------------------  -------------------------------------
   Other Classes                                               (289,604)          (369,736)                   0                 0
---------------------------------------------------  --------------------------------------  -------------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                           454,499             (3,637)              12,205            55,733
---------------------------------------------------  --------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                         490,565             52,823               18,997            61,885
===================================================  ======================================  =====================================

Net Assets:
Beginning of period                                           3,001,638          2,948,815              401,260           339,375
---------------------------------------------------  --------------------------------------  -------------------------------------
End of period *                                      $        3,492,203     $    3,001,638   $          420,257    $      401,260
---------------------------------------------------  --------------------------------------  -------------------------------------

*Including net undistributed (overdistributed)
    investment income of:                            $              802     $          736   $               48    $           48
---------------------------------------------------  --------------------------------------  -------------------------------------

                              1998 Semi-Annual Report See accompanying notes  43

Statement of Changes in Net Assets

Amounts in thousands                                    Low Duration Fund III                  Low Duration Mortgage Fund
                                                        -------------------------------------  -------------------------------------

                                                          Six Months Ended       Year Ended      Six Months Ended       Year Ended
Increase (Decrease) in Net Assets from:                 September 30, 1998   March 31, 1998    September 30, 1998   March 31, 1998
                                                               (Unaudited)                            (Unaudited)
Operation:
Net investment income (loss)                            $              722  $           783    $              124  $           150
------------------------------------------------------  -------------------------------------  -------------------------------------
Net realized gain (loss)                                              (120)              74                   (13)              25
------------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation (depreciation)                   353              114                    64               27
------------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations                      955              971                   175              202
======================================================  =====================================  =====================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                                (722)            (778)                 (124)            (150)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net investment income
   Institutional Class                                                   0               (5)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
From net realized capital gains
   Institutional Class                                                   0              (33)                    0               (9)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net realized capital gains
   Institutional Class                                                   0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------

Total Distributions                                                   (722)            (816)                 (124)            (159)
======================================================  =====================================  =====================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                               1,073           12,870                     0            3,553
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                                 722              816                   124              159
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
Cost of shares redeemed
   Institutional Class                                              (1,345)              (1)                   (9)              (7)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                                   450           13,685                   115            3,705
------------------------------------------------------  -------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                                683           13,840                   166            3,748
======================================================  =====================================  =====================================

Net Assets:
Beginning of period                                                 23,896           10,056                 3,748                0
------------------------------------------------------  -------------------------------------  -------------------------------------
End of period *                                                   $ 24,579         $ 23,896              $  3,914         $  3,748
------------------------------------------------------  -------------------------------------  -------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                $               22  $            22    $               15  $            15
------------------------------------------------------  -------------------------------------  -------------------------------------

Amounts in thousands                                    Short-Term Fund
                                                        -------------------------------------

                                                          Six Months Ended       Year Ended
Increase (Decrease) in Net Assets from:                 September 30, 1998   March 31, 1998
                                                               (Unaudited)

Operation:
Net investment income (loss)                            $           12,312  $        11,861
------------------------------------------------------  -------------------------------------
Net realized gain (loss)                                              (240)             922
------------------------------------------------------  -------------------------------------
Net change in unrealized appreciation (depreciation)                  (560)             455
------------------------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations                   11,512           13,238
======================================================  =====================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                             (11,022)         (10,663)
------------------------------------------------------  -------------------------------------
   Administrative Class                                                (86)            (239)
------------------------------------------------------  -------------------------------------
   Other Classes                                                    (1,249)            (751)
------------------------------------------------------  -------------------------------------
In excess of net investment income
   Institutional Class                                                   0             (192)
------------------------------------------------------  -------------------------------------
   Administrative Class                                                  0               (4)
------------------------------------------------------  -------------------------------------
   Other Classes                                                         0              (13)
------------------------------------------------------  -------------------------------------
From net realized capital gains
   Institutional Class                                                   0             (251)
------------------------------------------------------  -------------------------------------
   Administrative Class                                                  0               (7)
------------------------------------------------------  -------------------------------------
   Other Classes                                                         0              (25)
------------------------------------------------------  -------------------------------------
In excess of net realized capital gains
   Institutional Class                                                   0                0
------------------------------------------------------  -------------------------------------
   Administrative Class                                                  0                0
------------------------------------------------------  -------------------------------------
   Other Classes                                                         0                0
------------------------------------------------------  -------------------------------------

Total Distributions                                                (12,357)         (12,145)
======================================================  =====================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                             525,596          311,342
------------------------------------------------------  -------------------------------------
   Administrative Class                                              1,031            4,605
------------------------------------------------------  -------------------------------------
   Other Classes                                                    67,629           54,585
------------------------------------------------------  -------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                               6,314            9,089
------------------------------------------------------  -------------------------------------
   Administrative Class                                                 40               35
------------------------------------------------------  -------------------------------------
   Other Classes                                                     1,077              681
------------------------------------------------------  -------------------------------------
Cost of shares redeemed
   Institutional Class                                            (369,919)        (305,111)
------------------------------------------------------  -------------------------------------
   Administrative Class                                             (4,439)          (4,023)
------------------------------------------------------  -------------------------------------
   Other Classes                                                   (34,901)         (27,134)
------------------------------------------------------  -------------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                               192,428           44,069
------------------------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                            191,583           45,162
======================================================  =====================================

Net Assets:
Beginning of period                                                210,196          165,034
------------------------------------------------------  -------------------------------------
End of period *                                         $          401,779  $       210,196
------------------------------------------------------  -------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                $              696  $           741
------------------------------------------------------  -------------------------------------

44  PIMCO Funds See accompanying notes

Statement of Changes in Net Assets

Amounts in thousands                                    Long-Term U.S. Gov't Fund              Real Return Bond Fund
                                                        -------------------------------------  -------------------------------------

                                                          Six Months Ended       Year Ended      Six Months Ended       Year Ended
Increase (Decrease) in Net Assets from:                 September 30, 1998   March 31, 1998    September 30, 1998   March 31, 1998
                                                               (Unaudited)                            (Unaudited)
Operation:
Net investment income (loss)                            $            3,458  $         2,312    $              292  $           317
------------------------------------------------------  -------------------------------------  -------------------------------------
Net realized gain (loss)                                             2,699            3,273                   (63)              52
------------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation (depreciation)                10,074            1,860                   232              (21)
------------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations                   16,231            7,445                   461              348
======================================================  =====================================  =====================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                              (2,305)          (2,186)                 (169)            (248)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                               (127)            (122)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                      (901)            (443)                 (123)             (71)
------------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net investment income
   Institutional Class                                                   0               (1)                    0              (18)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0               (5)
------------------------------------------------------  -------------------------------------  -------------------------------------
From net realized capital gains
   Institutional Class                                                   0             (218)                    0              (68)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0              (21)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0              (78)                    0              (31)
------------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net realized capital gains
   Institutional Class                                                   0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------

Total Distributions                                                 (3,333)          (3,069)                 (292)            (441)
======================================================  =====================================  =====================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                              84,506           48,113                   612            4,626
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                              1,686            4,924                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                    51,544           22,677                 4,373            3,598
------------------------------------------------------  -------------------------------------  -------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                               1,770            1,998                   167              333
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                122               97                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                       666              353                    68               91
------------------------------------------------------  -------------------------------------  -------------------------------------
Cost of shares redeemed
   Institutional Class                                             (19,422)         (25,182)                 (604)          (5,016)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                             (1,899)            (191)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                   (11,970)          (4,654)               (1,640)          (1,953)
------------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                               107,003           48,135                 2,976            1,679
------------------------------------------------------  -------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                            119,901           52,511                 3,145            1,586
======================================================  =====================================  =====================================

Net Assets:
Beginning of period                                                 74,439           21,928                 7,882            6,296
------------------------------------------------------  -------------------------------------  -------------------------------------
End of period *                                         $          194,340  $        74,439    $           11,027  $         7,882
------------------------------------------------------  -------------------------------------  -------------------------------------
*Including net undistributed (overdistributed)
   investment income of:                                $              613  $           488    $                0  $           (25)
------------------------------------------------------  -------------------------------------  -------------------------------------

Statement of Changes in Net Assets

Amounts in thousands                                    Foreign Bond Fund                      Global Bond Fund
                                                        -------------------------------------  -------------------------------------

                                                          Six Months Ended       Year Ended      Six Months Ended       Year Ended
Increase (Decrease) in Net Assets from:                 September 30, 1998   March 31, 1998    September 30, 1998   March 31, 1998
                                                               (Unaudited)                            (Unaudited)
Operation:
Net investment income (loss)                            $           14,724  $        20,326    $            7,585  $        17,040
------------------------------------------------------  -------------------------------------  -------------------------------------
Net realized gain (loss)                                            (2,554)          20,051                (1,365)            (576)
------------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation (depreciation)                11,921           (2,005)               13,186           (2,734)
------------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations                   24,091           38,372                19,406           13,730
======================================================  =====================================  =====================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                             (12,619)         (18,748)               (7,361)         (13,779)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                (25)             (13)                  (33)            (167)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                    (1,246)          (1,045)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net investment income
   Institutional Class                                                   0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
From net realized capital gains
   Institutional Class                                                   0           (9,705)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0               (7)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0             (761)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net realized capital gains
   Institutional Class                                                   0                0                     0           (5,218)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                  0                0                     0              (11)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                         0                0                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------

Total Distributions                                                (13,890)         (30,279)               (7,394)         (19,175)
======================================================  =====================================  =====================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                             137,189          230,125                26,036           97,041
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                              1,240              298                   264           18,488
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                    34,321           34,319                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                               9,184           21,425                 5,373           15,183
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                 25               21                    33              163
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                     1,025            1,599                     0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
Cost of shares redeemed
   Institutional Class                                             (56,405)        (102,060)              (23,728)         (66,343)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Administrative Class                                                (55)             (38)                 (959)         (17,243)
------------------------------------------------------  -------------------------------------  -------------------------------------
   Other Classes                                                    (5,227)          (2,599)                    0                0
------------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from Fund
  share transactions                                               121,297          183,090                 7,019           47,289
------------------------------------------------------  -------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                            131,498          191,183                19,031           41,844
======================================================  =====================================  =====================================

Net Assets:
Beginning of period                                                429,806          238,623               257,821          215,977
------------------------------------------------------  -------------------------------------  -------------------------------------
End of period *                                         $          561,304  $       429,806    $          276,852  $       257,821
------------------------------------------------------  -------------------------------------  -------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                                $           21,778  $        20,944    $           (4,446) $        (4,637)
------------------------------------------------------  -------------------------------------  -------------------------------------

                              1998 Semi-Annual Report See accompanying notes  45

Statement of Changes in Net Assets

Amounts in thousands                                  Global Bond Fund II                     Emerging Markets Bond Fund
                                                      -----------------------------------     ------------------------------------
                                                      Six Months Ended        Year Ended      Six Months Ended       Period from
Increase (Decrease) in Net Assets from:             September 30, 1998    March 31, 1998    September 30, 1998  July 31, 1997 to
                                                           (Unaudited)                             (Unaudited)    March 31, 1998
Operations:
Net investment income (loss)                          $          1,175    $        1,124      $            199    $          183
--------------------------------------------------    -----------------------------------     ------------------------------------
Net realized gain (loss)                                           162             1,252                  (470)             (108)
--------------------------------------------------    -----------------------------------     ------------------------------------
Net change in unrealized appreciation (depreciation)               248              (178)                 (976)               89
--------------------------------------------------    -----------------------------------     ------------------------------------
Net increase (decrease) resulting from operations                1,585             2,198                (1,247)              164
==================================================    ===================================     ====================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                            (744)             (100)                 (169)             (165)
--------------------------------------------------    -----------------------------------     ------------------------------------
   Administrative Class                                              0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Other Classes                                                  (414)             (833)                  (30)              (19)
--------------------------------------------------    -----------------------------------     ------------------------------------
In excess of net investment income
   Institutional Class                                               0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Administrative Class                                              0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Other Classes                                                     0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
From net realized capital gains
   Institutional Class                                               0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Administrative Class                                              0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Other Classes                                                     0            (2,237)                    0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
In excess of net realized capital gains
   Institutional Class                                               0                 0                     0               (51)
--------------------------------------------------    -----------------------------------     ------------------------------------
   Administrative Class                                              0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Other Classes                                                     0                 0                     0                (9)
--------------------------------------------------    -----------------------------------     ------------------------------------

Total Distributions                                             (1,158)           (3,170)                 (199)             (244)
==================================================    ===================================     ====================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                           1,896            24,247                   506             3,907
--------------------------------------------------    -----------------------------------     ------------------------------------
   Administrative Class                                              0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Other Classes                                                 1,935             8,381                   562               779
--------------------------------------------------    -----------------------------------     ------------------------------------
Issued in reorganization
   Other Classes                                                     0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                             715               100                   133               212
--------------------------------------------------    -----------------------------------     ------------------------------------
   Administrative Class                                              0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Other Classes                                                   345             2,575                    46                22
--------------------------------------------------    -----------------------------------     ------------------------------------
Cost of shares redeemed
   Institutional Class                                               0                 0                   (22)             (350)
--------------------------------------------------    -----------------------------------     ------------------------------------
   Administrative Class                                              0                 0                     0                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
   Other Classes                                                (5,263)           (9,329)                 (670)              (57)
--------------------------------------------------    -----------------------------------     ------------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                             (372)           25,974                   555             4,513
--------------------------------------------------    -----------------------------------     ------------------------------------

Total Increase (Decrease) in Net Assets                             55            25,002                  (891)            4,433
==================================================    ===================================     ====================================

Net Assets:
Beginning of period                                             41,902            16,900                 4,433                 0
--------------------------------------------------    -----------------------------------     ------------------------------------
End of period *                                       $         41,957    $       41,902      $          3,542    $        4,433
--------------------------------------------------    -----------------------------------     ------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                              $            158    $          141      $             27    $           27
--------------------------------------------------    -----------------------------------     ------------------------------------


Amounts in thousands                                  High Yield Fund
                                                      ------------------------------------------
                                                      Six Months Ended             Year Ended
Increase (Decrease) in Net Assets from:             September 30, 1998         March 31, 1998
                                                      (Unaudited)
Operations:
Net investment income (loss)                          $         98,856         $      120,838
--------------------------------------------------    ------------------------------------------
Net realized gain (loss)                                        10,386                 17,622
--------------------------------------------------    ------------------------------------------
Net change in unrealized appreciation (depreciation)          (122,256)                53,329
--------------------------------------------------    ------------------------------------------
Net increase (decrease) resulting from operations              (13,014)               191,789
==================================================    ==========================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                         (75,108)               (90,115)
--------------------------------------------------    ------------------------------------------
   Administrative Class                                         (3,807)                (1,993)
--------------------------------------------------    ------------------------------------------
   Other Classes                                               (19,939)               (29,187)
--------------------------------------------------    ------------------------------------------
In excess of net investment income
   Institutional Class                                               0                      0
--------------------------------------------------    ------------------------------------------
   Administrative Class                                              0                      0
--------------------------------------------------    ------------------------------------------
   Other Classes                                                     0                      0
--------------------------------------------------    ------------------------------------------
From net realized capital gains
   Institutional Class                                               0                      0
--------------------------------------------------    ------------------------------------------
   Administrative Class                                              0                      0
--------------------------------------------------    ------------------------------------------
   Other Classes                                                     0                      0
--------------------------------------------------    ------------------------------------------
In excess of net realized capital gains
   Institutional Class                                               0                 (8,670)
--------------------------------------------------    ------------------------------------------
   Administrative Class                                              0                   (190)
--------------------------------------------------    ------------------------------------------
   Other Classes                                                     0                 (3,379)
--------------------------------------------------    ------------------------------------------

Total Distributions                                            (98,854)              (133,534)
=================================================-    ==========================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                         419,057                991,624
--------------------------------------------------    ------------------------------------------
   Administrative Class                                         66,588                 63,673
--------------------------------------------------    ------------------------------------------
   Other Classes                                               214,148                298,068
--------------------------------------------------    ------------------------------------------
Issued in reorganization
   Other Classes                                                     0                      0
--------------------------------------------------    ------------------------------------------
Issued as reinvestment of distributions
   Institutional Class                                          68,460                 90,586
--------------------------------------------------    ------------------------------------------
   Administrative Class                                          3,310                  1,429
--------------------------------------------------    ------------------------------------------
   Other Classes                                                11,764                 19,420
--------------------------------------------------    ------------------------------------------
Cost of shares redeemed
   Institutional Class                                        (239,214)              (238,595)
--------------------------------------------------    ------------------------------------------
   Administrative Class                                        (16,262)                (6,334)
--------------------------------------------------    ------------------------------------------
   Other Classes                                              (156,510)              (116,831)
--------------------------------------------------    ------------------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                          371,341              1,103,040
--------------------------------------------------    ------------------------------------------

Total Increase (Decrease) in Net Assets                        259,473              1,161,295
==================================================    ==========================================

Net Assets:
Beginning of period                                          2,210,660              1,049,365
--------------------------------------------------    ------------------------------------------
End of period *                                       $      2,470,133         $    2,210,660
--------------------------------------------------    ------------------------------------------

*Including net undistributed (overdistributed)
   investment income of:                              $         (2,527)        $       (2,529)
--------------------------------------------------    ------------------------------------------

46 PIMCO Funds See accompanying notes

Amounts in thousands                                 Municipal Bond Fund                         Money Market Fund
                                                     ------------------------------------------  -----------------------------------
                                                       Six Months Ended           Period from    Six Months Ended        Year Ended
Increase (Decrease) in Net Assets from:              September 30, 1998       January 2, 1998  September 30, 1998    March 31, 1998
                                                            (Unaudited)     to March 31, 1998         (Unaudited)
Operations:
Net investment income (loss)                         $              547      $             33    $          5,325   $         7,052
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net realized gain (loss)                                             14                    (1)                  0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net change in unrealized appreciation (depreciation)              1,170                    (9)                  0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net increase (decrease) resulting from operations                 1,731                    23               5,325             7,052
===================================================  ==========================================  ===================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                              (83)                  (33)             (1,255)           (1,932)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0                 (38)              (15)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                   (464)                    0              (4,033)           (5,105)
---------------------------------------------------  ------------------------------------------  -----------------------------------
In excess of net investment income
   Institutional Class                                                0                     0                   0                (1)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                      0                     0                   0                (2)
---------------------------------------------------  ------------------------------------------  -----------------------------------
From net realized capital gains
   Institutional Class                                                0                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                      0                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
In excess of net realized capital gains
   Institutional Class                                                0                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                      0                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------

Total Distributions                                                (547)                  (33)             (5,326)           (7,055)
===================================================  ==========================================  ===================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                            3,215                 3,000              72,781           126,866
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                             100                     0               9,841             1,317
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                  5,361                     0           2,868,281         3,188,249
---------------------------------------------------  ------------------------------------------  -----------------------------------
Issued in reorganization
   Other Classes                                                 47,296                     0                   0                 0
---------------------------------------------------  ------------------------------------------  -----------------------------------
Issued as reinvestment of distributions
   Institutional Class                                               83                    33                 756             1,408
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0                  36                15
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                    321                     0               2,680             3,634
---------------------------------------------------  ------------------------------------------  -----------------------------------
Cost of shares redeemed
   Institutional Class                                              (76)                    0             (80,970)          (96,437)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0              (8,198)             (594)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                 (3,347)                    0          (2,746,873)       (3,224,002)
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                            52,953                 3,033             118,333               456
---------------------------------------------------  ------------------------------------------  -----------------------------------

Total Increase (Decrease) in Net Assets                          54,137                 3,023             118,333               453
===================================================  ==========================================  ===================================

Net Assets:
Beginning of period                                               3,023                     0             156,092           155,639
---------------------------------------------------  ------------------------------------------  -----------------------------------
End of period *                                      $           57,160      $          3,023    $        274,425   $       156,092
---------------------------------------------------  ------------------------------------------  -----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                             $               (1)     $              0    $            19    $            20
---------------------------------------------------  ------------------------------------------  -----------------------------------


Amounts in thousands                                 StocksPLUS Fund                             Strategic Balanced Fund
                                                     ------------------------------------------  -----------------------------------
                                                        Six Months Ended           Year Ended      Six Months Ended      Year Ended
Increase (Decrease) in Net Assets from:               September 30, 1998       March 31, 1998    September 30, 1998  March 31, 1998
                                                            (Unaudited)                                 (Unaudited)
Operations:
Net investment income (loss)                         $            9,198      $         64,898      $            493  $       3,200
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net realized gain (loss)                                        (60,993)               85,623                (1,630)         3,171
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net change in unrealized appreciation (depreciation)             (8,081)               21,299                   382            630
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net increase (decrease) resulting from operations               (59,876)              171,820                  (755)         7,001
===================================================  ==========================================  ===================================

Distributions to Shareholders:
From net investment income
   Institutional Class                                           (5,802)              (35,277)                 (474)        (2,495)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                             (37)                 (126)                    0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                 (3,199)              (15,120)                   (1)             0
---------------------------------------------------  ------------------------------------------  -----------------------------------
In excess of net investment income
   Institutional Class                                                0                     0                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                      0                     0                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
From net realized capital gains
   Institutional Class                                                0               (25,683)                    0           (811)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                   (96)                    0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                      0               (12,860)                    0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
In excess of net realized capital gains
   Institutional Class                                                0                     0                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                               0                     0                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                      0                     0                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------

Total Distributions                                              (9,038)              (89,162)                 (475)        (3,306)
===================================================  ==========================================  ===================================

Fund Share Transactions:
Receipts for shares sold
   Institutional Class                                          104,321               225,911                   173         29,336
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                           2,249                 1,303                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                177,908               233,963                   100              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
Issued in reorganization
   Other Classes                                                      0                     0                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
Issued as reinvestment of distributions
   Institutional Class                                            5,090                54,317                     9            617
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                              35                   211                     0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                  2,998                26,317                     1              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
Cost of shares redeemed
   Institutional Class                                          (67,354)             (165,345)                  (14)        (5,202)
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Administrative Class                                            (267)                 (291)                    0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
   Other Classes                                                (53,322)              (43,168)                    0              0
---------------------------------------------------  ------------------------------------------  -----------------------------------
Net increase (decrease) resulting from Fund
   share transactions                                           171,658               333,218                   269         24,751
---------------------------------------------------  ------------------------------------------  -----------------------------------

Total Increase (Decrease) in Net Assets                         102,744               415,876                  (961)        28,446
===================================================  ==========================================  ===================================

Net Assets:
Beginning of period                                             677,712               261,836                38,806         10,360
---------------------------------------------------  ------------------------------------------  -----------------------------------
End of period *                                      $          780,456        $      677,712    $           37,845  $      38,806
---------------------------------------------------  ------------------------------------------  -----------------------------------

*Including net undistributed (overdistributed)
   investment income of:                             $           43,968        $       43,808    $            2,037  $       2,019
---------------------------------------------------  ------------------------------------------  -----------------------------------


                               1998 Semi-Annual Report See accompanying notes 47

Statement of Cash Flows

For the year or period ended September 30, 1998 (Unaudited)

                                            Low Duration    Long-Term         Real Return   Foreign       Global        Global Bond
Amounts in thousands                        Mortgage Fund   U.S. Gov't Fund   Bond Fund     Bond Fund     Bond Fund     Fund II
                                            --------------  ----------------  ------------  ------------  ------------  -----------
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                        $           0   $       135,767   $     4,939   $   175,047   $    27,158   $    3,833
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Redemptions of Fund shares                            (10)          (33,155)       (2,239)      (61,045)      (25,218)      (5,208)
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Cash distributions paid                                 0              (660)          (48)       (3,463)       (2,027)        (95)
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Proceeds from financing transactions                 (114)           75,911         9,564       222,438        95,085        2,496
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Net increase (decrease) from financing
 activities                                          (124)          177,863        12,216       332,977        94,998        1,026
==========================================  ==============  ================  ============  ============  ============  ===========

Operating Activities
Purchases of long-term securities and
 foreign currency                                  (3,412)         (421,051)      (77,457)   (1,049,494)     (540,784)     (85,824)
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Proceeds from sales of long-term
 securities and foreign currency                    3,366           243,048        67,426       708,493       415,463       71,097
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Purchases of short-term securities (net)               49             1,403        (2,387)        7,182        30,629       13,114
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Net investment income                                 124             3,458           292        14,724         7,585        1,175
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Change in other receivables/payables (net)             (4)           (1,774)          (80)      (13,235)       (6,692)        (572)
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
Net increase (decrease) from operating
 activities                                           123          (174,916)      (12,206)     (332,330)      (93,799)      (1,010)
==========================================  ==============  ================  ============  ============  ============  ===========

Net Increase in Cash and Foreign Currency              (1)            2,947            10           647         1,199           16
==========================================  ==============  ================  ============  ============  ============  ===========

Cash and Foreign Currency
Beginning of period                                     1                23             2         1,867           414          224
------------------------------------------  --------------  ----------------  ------------  ------------  ------------  -----------
End of period                               $           0   $         2,970   $        12   $     2,514   $     1,613   $      240
==========================================  ==============  ================  ============  ============  ============  ===========

48 PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Fund
September 30, 1998 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 39.7%
--------------------------------------------------------------------------------
Banking & Finance 27.1%
Abbey National PLC
   6.700% due 06/29/49                           $      5,000       $     5,168
Abbey National Treasury Service
   6.625% due 05/23/01                                    240               251
ABN-AMRO Bank NV
   7.250% due 05/31/05                                    150               161
Aetna, Inc.
   7.250% due 08/15/23                                     50                50
Ahmanson (H.F.) & Co.
   7.650% due 04/15/00                                    175               181
Allstate Corp.
   6.750% due 05/15/18                                    280               285
   6.900% due 05/15/38                                 60,400            61,328
American Express Credit
   8.500% due 08/15/01                                    350               381
   6.800% due 12/15/03                                  1,500             1,565
American General Finance
   7.250% due 04/15/00                                    500               514
   5.875% due 07/01/00                                     75                76
   6.250% due 12/18/02                                  1,080             1,114
AON Capital Trust `A'
   8.205% due 01/01/27                                    725               805
Associates Corp. of North America
   7.250% due 09/01/99                                    285               290
   6.750% due 10/15/99                                     90                91
   7.850% due 10/20/99                                    500               513
   8.250% due 12/01/99                                    200               207
   7.250% due 12/17/99                                    660               676
   7.470% due 03/27/00                                  1,000             1,034
   6.000% due 06/15/00                                  2,634             2,666
   6.310% due 06/16/00                                    500               510
   6.250% due 09/15/00                                    200               204
   6.625% due 05/15/01                                    300               310
   7.000% due 07/23/01                                    500               522
   5.788% due 08/27/01(d)                               2,000             2,005
   6.450% due 10/15/01                                 23,600            24,441
   7.500% due 04/15/02                                    185               198
   6.500% due 07/15/02                                    750               782
   6.000% due 07/15/05                                 60,365            62,231
AT&T Capital Corp.
   6.020% due 12/04/98                                 20,200            20,212
   6.250% due 12/08/98(d)                               4,700             4,705
   5.936% due 01/15/99(d)                              14,500            14,527
   6.390% due 01/22/99                                  9,600             9,625
   5.610% due 02/01/99                                 11,000            11,003
   5.950% due 02/16/99                                140,850           141,068
   6.120% due 02/26/99                                 20,000            20,045
   6.061% due 04/01/99(d)                             175,500           175,509
   6.410% due 08/13/99                                  4,000             4,026
   6.580% due 09/03/99                                    500               505
   5.982% due 09/20/99(d)                               9,000             9,002
   6.160% due 12/03/99                                  1,000             1,006
   6.060% due 03/21/00(d)                              31,100            31,108
AVCO Financial Services
   6.350% due 09/15/00                                    100               102
   7.375% due 08/15/01                                    300               318
Banco Latino Americano SA
   6.310% due 10/18/99                                    850               860
Banco Nacional de Comercio Exterior
   8.000% due 04/14/00                                  4,600             4,145
Banco Nacional de Obra y Servicios
   6.875% due 10/01/98                                  5,000             5,000
Banesto Delaware
   8.250% due 07/28/02                                 28,900            31,984
BankAmerica Corp.
   6.119% due 11/01/99(d)                               3,000             3,014
   5.708% due 03/05/01(d)                              36,000            36,117
   5.758% due 02/20/02(d)                              35,180            35,114
   7.750% due 07/15/02                                     60                65
   7.200% due 09/15/02                                    400               426
   7.500% due 10/15/02                                  1,000             1,077
   6.850% due 03/01/03                                     50                53
   6.875% due 06/01/03                                    100               106
   8.375% due 05/01/07                                      3                 3
Bankers Trust
   6.750% due 10/03/01                                    500               517
   8.125% due 05/15/02                                    300               325
   5.769% due 07/03/02(d)                              10,000             9,980
   7.125% due 07/31/02                                    150               158
   5.788% due 05/11/03(d)                              82,800            82,946
   8.625% due 04/01/18                                    100               102
Banponce Corp.
   6.164% due 12/15/99                                  5,000             5,038
Bear Stearns
   5.600% due 01/14/99(d)                               5,000             5,001
   5.410% due 03/09/99(d)                              13,000            13,018
   5.856% due 09/10/99(d)                              25,000            25,037
   7.625% due 09/15/99                                    300               306
   5.600% due 06/12/00(d)                               8,700             8,699
   5.830% due 06/20/00(d)                               7,700             7,696
   6.750% due 08/15/00                                     50                51
   5.350% due 08/25/00(d)                               1,400             1,399
   5.630% due 08/29/00(d)                              39,800            39,819
   5.841% due 02/16/01(d)                               2,000             1,998
   5.856% due 03/02/01(d)                               7,500             7,491
   5.875% due 01/28/02(d)                              11,250            11,202
   6.750% due 04/15/03                                    105               109
   5.906% due 07/22/03(d)                              19,000            19,031
   8.750% due 03/15/04                                     75                85
   6.062% due 03/18/05(d)                              31,000            31,131
   6.250% due 07/15/05                                 25,000            25,401
Beneficial Corp.
   9.600% due 10/16/98                                    250               250
   5.950% due 07/25/00                                  5,000             5,045
   5.798% due 11/27/00(d)                              90,000            90,040
   5.830% due 01/09/01(d)                               9,000             9,016
   5.806% due 01/09/02(d)                                 500               501
   5.858% due 01/23/02(d)                               5,000             4,998
   5.878% due 03/01/02(d)                              40,000            40,104
BT Securities Corp.
   5.989% due 08/16/99(d)                              10,000             9,990
Capital One Bank
   6.830% due 08/16/99                                    275               277
Caterpillar Financial
   6.350% due 12/01/98                                    125               125
   5.738% due 06/08/00(d)                                 500               500
   5.741% due 05/29/01(d)                              10,000             9,988
Central Hispano Financial Services
   6.187% due 04/29/05 (d)                              5,000             5,012
Chase Manhattan Bank
   5.875% due 08/04/99                                    400               401
Chase Manhattan Corp.
   8.500% due 02/15/02                                    200               219
Chemical Banking Corp.
   6.125% due 11/01/08                                    400               407
Chrysler Financial Corp.
   8.420% due 02/01/99                                    695               701
   5.650% due 02/04/99(d)                               9,000             9,008
   6.350% due 06/22/99                                  8,000             8,046
   8.460% due 01/19/00                                    700               730
   6.250% due 03/06/00                                 14,735            14,973
   5.630% due 07/28/00(d)                                 100               100
   6.625% due 08/15/00                                    300               308
   5.860% due 01/16/01                                    500               505
   5.686% due 06/11/01(d)                               6,000             6,001
   5.777% due 07/17/02(d)                              20,000            20,015
   5.792% due 08/08/02(d)                              34,000            34,046
   5.836% due 02/03/03(d)                              15,000            15,021
   5.822% due 03/06/03(d)                               5,000             5,011
   5.702% due 06/18/03(d)                              35,000            35,027
Chubb Capital Corp.
   8.750% due 11/15/99                                     80                82
   6.875% due 02/01/03                                    100               107
Cincinnati Financial Corp.
   6.900% due 05/15/28                                 34,125            36,727



                              1998 Semi-Annual Report See accompanying notes  49

Total Return Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

CIT Group, Inc.
      6.200% due 10/20/00                      $           830   $          844
      6.750% due 05/14/01                               30,000           31,026
Citicorp
      9.750% due 08/01/99                                2,200            2,275
      6.088% due 10/20/99 (d)                           10,000           10,037
      6.088% due 10/25/99 (d)                           11,000           11,043
      5.918% due 05/23/00 (d)                           25,000           25,098
      5.918% due 06/01/00 (d)                            5,000            5,020
      5.941% due 11/28/00 (d)                            5,000            5,022
      5.999% due 02/01/01 (d)                           10,000           10,047
      5.813% due 05/24/01 (d)                           69,000           69,071
      5.768% due 11/13/01 (d)                           10,000           10,005
      5.738% due 06/27/02 (d)                           11,450           11,434
      5.781% due 08/15/02 (d)                           11,500           11,522
      5.813% due 11/12/02 (d)                           30,000           29,994
      8.000% due 02/01/03                                  250              273
      7.125% due 09/01/05                                  100              107
Comerica, Inc.
      7.250% due 06/15/07                                  200              221
Commercial Credit Co.
      6.750% due 05/15/00                                  100              102
      6.000% due 06/15/00                                  300              304
      5.550% due 02/15/01                                  300              303
      8.250% due 11/01/01                                2,500            2,718
      7.750% due 03/01/05                                   50               56
Dean Witter Discover
      5.592% due 03/02/99 (d)                              100              100
      6.750% due 08/15/00                                  100              103
Deutsche Bank Financial
      7.500% due 04/25/09                                3,000            3,406
Donaldson, Lufkin & Jenrette
      5.938% due 09/18/02 (d)                           13,600           13,621
      6.170% due 07/15/03                               20,000           20,234
Dow Capital BV
      7.125% due 01/15/03                                  100              107
Edison Funding
      6.400% due 12/17/98                               27,000           27,216
      6.000% due 12/20/99                                5,000            5,061
Exxon Capital Corp.
      7.450% due 12/15/01                                  250              268
First Chicago
      5.918% due 02/10/00 (d)                           20,000           20,066
      5.768% due 03/11/02 (d)                           10,000           10,056
First Chicago Corp.
      5.828% due 02/18/03 (d)                           10,000            9,931
      5.813% due 07/28/03 (d)                               50               50
First Interstate Bancorp
      8.875% due 01/01/09 (j)                              192              203
First Union Corp.
      6.375% due 01/15/09                                  500              521
Fleet Financial Group
      9.900% due 06/15/01                                  200              223
Ford Holdings, Inc.
      9.250% due 03/01/00                                9,190            9,686
Ford Motor Credit Corp.
      5.480% due 11/09/98 (d)                           17,580           17,583
      8.000% due 01/15/99                                  500              504
      5.330% due 03/23/99 (d)                            4,600            4,597
      5.340% due 03/30/99 (d)                           18,000           17,982
      5.293% due 04/05/99 (d)                            5,000            4,987
      8.875% due 06/15/99                                  100              102
      7.750% due 10/01/99                                   35               36
      8.375% due 01/15/00                                  195              202
      6.950% due 05/15/00                                8,450            8,700
      5.400% due 08/14/00 (d)                           75,800           75,943
      6.850% due 08/15/00                                1,500            1,541
      7.020% due 10/10/00                               70,000           72,661
      6.250% due 11/08/00                                  750              765
      5.907% due 03/05/01 (d)                            5,000            5,020
      5.803% due 04/10/01 (d)                           10,850           10,851
      7.020% due 06/07/01                                1,000            1,047
      5.690% due 07/13/01 (d)                           34,000           34,202
      5.788% due 08/27/01 (d)                           17,000           16,989
      5.828% due 09/03/01 (d)                           11,000           11,019
      7.000% due 09/25/01                                1,125            1,179
      5.776% due 10/15/01 (d)                           10,000           10,013
      5.813% due 01/17/02 (d)                           53,945           53,720
      8.200% due 02/15/02                               11,600           12,613
      6.500% due 02/28/02                                1,560            1,615
      5.847% due 04/29/02 (d)                           42,000           42,012
      7.320% due 05/23/02                               14,000           14,158
      5.838% due 06/04/02 (d)                            2,000            2,006
      5.838% due 10/15/02 (d)                            4,000            4,004
      7.750% due 11/15/02                                5,000            5,436
      5.828% due 02/03/03 (d)                           30,000           30,058
      5.788% due 02/13/03 (d)                          100,000          100,181
      5.813% due 02/13/03 (d)                          190,985          191,316
      6.125% due 04/28/03                                  580              598
      6.625% due 06/30/03                                  575              605
      5.888% due 06/02/04 (d)                            1,500            1,504
      8.250% due 02/23/05                                2,500            2,872
      5.875% due 04/28/05 (d)                           50,000           49,972
      6.125% due 01/09/06                                   25               26
      7.700% due 05/15/97                                  450              519
Fuji Bank
      9.870% due 12/31/49 (d)                           10,000            4,445
General Electric Capital Corp.
      5.980% due 03/19/99                                1,500            1,505
      8.375% due 03/01/01                                  665              716
      5.500% due 11/01/01                                   50               50
      8.300% due 09/20/09                                  150              184
      7.100% due 08/13/12                                   35               41
General Motors Acceptance Corp.
      5.330% due 03/16/99 (d)                           13,000           13,029
      8.625% due 06/15/99                                  650              664
      6.625% due 07/07/99                               10,000           10,083
      7.375% due 09/09/99                                1,000            1,016
      6.150% due 09/20/99                               20,300           20,480
      8.000% due 10/01/99                               28,850           29,565
      6.050% due 10/04/99                                2,550            2,572
      6.375% due 10/12/99                                2,000            2,016
      8.400% due 10/15/99                                  360              371
      6.250% due 10/18/99                                1,000            1,007
      8.170% due 01/02/00                                1,244            1,282
      8.625% due 01/10/00                                5,000            5,191
      6.500% due 01/17/00                               46,110           46,612
      7.000% due 03/01/00                                  100              102
      7.875% due 03/15/00                                5,650            5,841
      6.650% due 05/05/00                                6,500            6,624
      6.875% due 06/01/00                               10,250           10,493
      7.500% due 06/09/00                                1,000            1,040
      5.500% due 01/16/01                               15,000           15,069
      8.625% due 01/18/01                               15,000           16,066
      8.500% due 01/19/01                                3,675            3,946
      5.800% due 04/09/01                                8,340            8,440
      6.800% due 04/17/01                                4,800            4,993
      5.950% due 04/20/01                               22,150           22,496
      6.700% due 04/30/01                                3,000            3,101
      7.125% due 05/01/01                               44,095           46,020
      6.750% due 06/05/01                                  880              912
      5.708% due 10/22/01 (d)                           25,000           24,971
      9.625% due 12/15/01                                  300              338
      5.772% due 01/08/02 (d)                            3,000            3,000
      6.625% due 01/10/02                                  500              522
      6.750% due 02/07/02                                1,590            1,660
      5.813% due 04/29/02 (d)                          168,184          168,204
      7.000% due 09/15/02                                  250              265
      6.625% due 10/01/02                                5,000            5,262
      5.788% due 11/12/02 (d)                           10,200           10,188
      5.875% due 01/22/03                               30,500           31,110
      6.750% due 03/15/03                               40,125           42,477
      7.125% due 05/01/03                               36,000           38,577
      5.788% due 08/18/03 (d)                           31,990           31,997
      5.550% due 09/15/03                               32,000           32,243
      6.625% due 10/20/03                                2,000            2,109
      8.950% due 07/02/09                               21,500           24,258


50  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

Goldman Sachs & Co.
      5.748% due 07/31/00 (d)                   $       26,000    $       26,016
      5.845% due 11/21/00 (d)                           10,000             9,979
      5.909% due 11/24/00 (d)                          108,000           108,304
      6.200% due 12/15/00                                6,500             6,686
      5.791% due 12/22/00 (d)                           17,000            17,085
      5.844% due 01/09/01 (d)                          105,000           104,789
      5.867% due 01/25/01 (d)                           77,000            77,048
      5.994% due 04/16/01 (d)                           18,000            18,020
      5.958% due 12/07/01 (d)                           25,000            25,071
Goldman Sachs Mortgage Corp.
      6.000% due 12/31/07 (j)                           10,361            10,425
Great Western Bank
      8.625% due 12/01/98                                6,000             6,029
Hartford Life
      7.650% due 06/15/27                               15,000            16,310
Heller Financial, Inc.
      6.250% due 01/15/99                              200,000           200,414
      5.769% due 02/05/99 (d)                           50,000            50,050
      5.749% due 02/26/99 (d)                           10,000            10,013
      5.796% due 04/01/99 (d)                           19,000            19,027
      5.938% due 04/27/99 (d)                           20,000            20,047
      5.763% due 09/03/99 (d)                            4,000             4,008
      6.405% due 10/15/99                               10,000            10,130
      5.808% due 12/01/99 (d)                           25,000            25,106
      6.520% due 12/06/99                                8,750             8,915
      5.625% due 03/15/00                                  200               200
      6.500% due 05/15/00                               12,000            12,218
      5.907% due 07/07/00 (d)                           60,000            60,035
      5.829% due 08/25/00 (d)                            7,600             7,633
      5.830% due 09/25/00 (d)                           13,500            13,517
Hitachi Credit America
      5.813% due 05/15/00                               25,000            25,048
      5.969% due 07/07/00 (d)                           40,000            40,071
Household Bank
      5.847% due 09/26/01 (d)                            9,000             9,011
      5.875% due 10/22/03 (d)                           15,000            14,908
Household Capital Trust
      6.038% due 06/26/04 (d)                            3,075             3,064
Household Finance Corp.
      6.580% due 05/17/99                                  165               166
      5.869% due 11/01/01 (d)                            5,000             5,001
      5.816% due 05/07/02 (d)                           40,850            40,493
      5.938% due 06/24/03 (d)                           35,000            35,072
      5.948% due 06/24/03 (d)                           31,000            31,063
Inter-American Development Bank
      8.875% due 06/01/09                                  200               259
International Lease Finance
      5.750% due 12/15/99                                   50                50
      7.000% due 05/15/00                                  500               513
      6.420% due 09/11/00                                  500               513
      5.930% due 07/15/03                               14,000            14,365
J.P. Morgan & Co.
      6.250% due 12/15/05                                  200               203
Kimco Realty Corp.
      6.500% due 10/01/03                                  200               207
Korea Development Bank
      5.875% due 12/01/98                                   60                60
      6.750% due 12/01/05                                   55                38
      7.250% due 05/15/06                                   50                38
Korean Export-Import Bank
      6.500% due 10/06/99                                7,000             6,622
LB Rheinland - PFALZ
      5.000% due 02/23/28 (d)                            3,400             3,555
Lehman Brothers, Inc.
      5.750% due 11/15/98                                2,000             1,998
      5.570% due 01/12/99 (d)                              600               600
      7.410% due 05/25/99                                  500               503
      5.040% due 09/01/99 (d)                           10,000            10,000
      7.140% due 09/24/99                               11,900            11,938
      7.110% due 09/27/99                                   20                20
      6.710% due 10/12/99                                3,000             2,997
      5.894% due 01/18/00 (d)                           55,000            54,610
      6.150% due 03/15/00                                7,700             7,635
      6.007% due 04/03/00 (d)                           30,000            30,023
      6.525% due 07/27/00 (d)                            8,000             7,949
      5.540% due 08/11/00 (d)                           30,000            29,264
      6.106% due 09/26/00 (d)                            5,000             5,011
      6.066% due 11/06/00 (d)                           18,610            18,641
      6.277% due 12/01/00 (d)                              500               503
      5.877% due 02/27/01 (d)                           49,000            47,371
      5.893% due 06/01/01 (d)                          100,000            96,035
      6.461% due 08/28/02 (d)                            6,500             6,486
      5.987% due 09/03/02 (d)                           14,000            14,028
Marine Midland Bank
      5.813% due 12/20/00 (d)                            3,700             3,739
MBNA Corp.
      6.088% due 12/01/99 (d)                           66,900            67,034
Mellon Bank Corp.
      6.500% due 08/01/05                                   75                79
Merrill Lynch & Co.
      6.375% due 03/30/99                                  400               402
      8.250% due 11/15/99                                  250               258
      5.758% due 04/17/00 (d)                            5,000             4,999
      6.620% due 06/06/00                                  500               510
      6.450% due 06/20/00                                  350               357
      6.019% due 08/03/00 (d)                            5,000             5,020
      5.738% due 09/25/00 (d)                            5,000             4,986
      5.757% due 10/03/00 (d)                           20,000            19,988
      5.800% due 12/05/00 (d)                           89,000            89,127
      6.500% due 04/01/01                                  400               412
      5.798% due 05/08/01                               54,900            54,755
      5.888% due 05/30/01 (d)                            3,800             3,810
      5.758% due 06/04/01 (d)                           30,000            30,053
      5.758% due 11/01/01 (d)                           30,000            30,021
      5.768% due 11/09/01 (d)                           10,000             9,967
      5.756% due 01/15/02 (d)                           17,000            16,932
      8.300% due 11/01/02                                  200               222
      6.875% due 03/01/03                                  140               149
      5.838% due 06/24/03 (d)                           22,000            22,066
      5.849% due 10/01/03 (d)                            5,000             5,008
      7.000% due 03/15/06                                1,500             1,617
      7.000% due 04/27/08                                  100               109
MIC Financing Trust
      8.375% due 02/01/27                               36,000            39,101
Morgan Stanley Group, Inc.
      6.375%  due 12/15/03                                 150               157
Morgan Stanley, Dean Witter, Discover and Co.
      5.983% due 04/16/01 (d)                           25,000            25,029
      5.838% due 12/19/01 (d)                           14,700            14,723
      5.875% due 03/11/03 (d)                           10,000            10,004
Nacional Financiera
      8.000% due 06/19/00                                4,500             4,230
NationsBank Corp.
      6.750% due 02/26/01                                  500               518
      7.000% due 09/15/01                                1,500             1,568
      5.838% due 06/17/02 (d)                           10,000             9,961
NCNB Corp.
      7.750% due 08/01/02                                  796               797
Norwest Corp.
      5.750% due 11/16/98                                  300               300
      5.625% due 02/05/01                                  400               404
Norwest Financial, Inc.
      8.375% due 01/15/00                                  125               126
      7.000% due 01/15/03                                  300               320
      6.000% due 02/01/04                                   50                52
Okobank
      6.049% due 05/23/06 (d)                           10,000             9,954
Paccar Financial Corp.
      6.740% due 09/15/00                                  250               258
PaineWebber
      5.987% due 10/04/99 (d)                            4,000             4,008
      6.950% due 03/31/00                                  120               123
      7.000% due 03/01/00                                  200               204
      6.538% due 05/09/00 (d)                            5,000             5,027
      5.938% due 02/18/02 (d)                            5,000             5,007
      6.058% due 05/20/02 (d)                            1,000             1,002
Pitney Bowes Credit Corp.
      6.540% due 07/15/99                                  400               404


                              1998 Semi-Annual Report See accompanying notes  51

Total Return Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

PNC Bank Corp.
      5.606% due 06/01/00 (d)                    $     217,000    $     217,014
      5.694% due 01/24/02 (d)                           49,000           48,933
      5.719% due 08/15/02 (d)                            5,000            5,005
PNC Funding Corp.
      6.875% due 03/01/03                                  100              106
Popular, Inc.
      6.715% due 06/06/00                               20,000           20,391
Prudential Insurance Co.
      6.375% due 07/23/06                               15,000           15,585
Reliance Group Holdings
      9.000% due 11/15/00                               19,000           19,595
      9.750% due 11/15/03                               10,000           10,350
Residential Reinsurance
      9.848% due 06/01/99 (d)                           34,500           34,338
Salomon, Inc.
      5.250% due 10/15/98                                  400              400
      5.975% due 11/19/98 (d)                            3,000            3,003
      6.220% due 11/19/98                               37,455           37,481
      6.554% due 02/12/99 (d)                            1,000            1,002
      8.690% due 03/01/99                                2,270            2,299
      5.582% due 04/05/99 (d)                            5,500            5,503
      7.000% due 05/15/99                               26,090           26,386
      5.540% due 06/24/99 (d)                            9,000            8,974
      7.590% due 01/28/00                                  150              154
      6.500% due 03/01/00                               18,350           18,633
      6.625% due 11/30/00                                  235              242
      6.650% due 07/15/01                                  600              621
      7.000% due 03/04/02                                5,000            5,270
      6.025% due 05/16/02 (d)                           19,000           19,042
Salomon, Smith Barney Holdings
      7.980% due 03/01/00                               12,000           12,382
      5.875% due 02/01/01                                4,000            4,032
      3.650% due 02/14/02 (h)                           17,492           17,000
Sears Roebuck Acceptance
      6.000% due 03/20/03                              130,000          133,446
Security Pacific Corp.
      6.000% due 05/01/00                                  600              606
     11.500% due 11/15/00                                4,000            4,482
Signet Bank Corp.
      9.625% due 06/01/99                                6,500            6,669
Smith Barney Holdings
      6.625% due 06/01/00                                   95               97
Societe Generale
      7.400% due 06/01/06                                1,500            1,613
Sparbanken Sverige AB
      7.531% due 10/29/49 (d)                           12,670           12,738
Sumitomo
      9.400% due 12/29/49 (d)                           18,250           15,357
Swedbank
      7.664% due 10/29/49 (d)                           12,000           12,161
Textron Financial Corp.
      5.788% due 11/24/99 (d)                           10,000           10,011
Tokai Capital Corp.
      9.980% due 12/29/49 (d)                           20,250           15,263
Toyota Motor Credit Corp.
      5.388% due 02/15/02 (h)                           40,000           38,954
Transamerica Financial
      5.234% due 04/20/99 (d)                              500              500
      7.400% due 07/29/99                                2,000            2,035
Trinet Corp. Realty Trust
      6.750% due 03/01/03                                   45               46
Trizec Finance Limited
     10.875% due 10/15/05                                2,489            2,651
U.S. Bancorp
      5.782% due 01/16/02 (d)                           49,000           48,998
Wachovia Bank
      6.700% due 04/14/99                                  500              503
Wachovia Corp.
      7.000% due 12/15/99                                  100              102
Wells Fargo & Co.
      8.750% due 05/01/02                                  100              111
Westdeutsche
      6.750% due 06/15/05                                4,000            4,363
World Savings & Loan
      9.900% due 07/01/00                                  250              255
Xerox Corp.
      7.010% due 04/30/99                                  120              121
                                                                  --------------
                                                                      6,051,497
                                                                  ==============
Industrials 8.5%
Albertson's, Inc.
      6.375% due 06/01/00                                  150              153
American Home Products Corp.
      7.700% due 02/15/00                                  300              311
Amerigas Partners LP
     10.125% due 04/15/07                                1,730            1,702
AMR Corp.
      8.050% due 03/05/99                                4,000            4,042
      9.750% due 03/15/00                               10,760           11,442
     10.610% due 01/11/01                                4,000            4,460
     10.570% due 01/15/01                                3,000            3,330
     10.590% due 01/31/01                                3,000            3,337
     10.000% due 02/01/01                                2,000            2,190
      9.400% due 05/08/01                                3,000            3,304
      9.500% due 05/15/01                                2,250            2,489
      9.130% due 10/25/01                                2,000            2,200
      8.470% due 02/20/02                                2,000            2,200
      8.500% due 02/26/02                                1,000            1,101
     10.210% due 01/01/10                                6,500            8,323
Baxter International
      9.500% due 06/15/08                                  200              258
Bellat Racers
      5.969% due 04/01/03 (d)                           20,000           20,000
BOC Group PLC
      5.875% due 01/29/01                                  250              255
Boeing Co.
      8.375% due 02/15/01                                  150              161
      6.350% due 06/15/03                                  500              529
Boise Cascade Co.
      9.900% due 03/15/00                                  275              287
Building Materials Corp.
      0.000% due 07/01/04 (i)                           20,320           20,218
Canadian Pacific Limited
      9.450% due 08/01/21                                2,750            3,680
Casino Magic Financial
     11.500% due 10/15/01                                9,260            9,376
CBS, Inc.
      7.625% due 01/01/02                                  100              104
Cemex SA
     10.750% due 11/05/99                                1,000              977
     10.750% due 07/15/00                                5,000            4,806
      8.500% due 08/31/00                               10,000            9,486
Centerior Fuel Corp.
      9.540% due 08/02/99 (j)                           10,000           10,416
      9.750% due 08/02/00 (j)                            8,000            8,665
Century Communications Corp.
      9.500% due 08/15/00                                6,000            6,240
      0.000% due 03/15/03                               10,515            7,453
CF Cable TV, Inc.
      9.125% due 07/15/07                                1,600            1,801
Circus Circus Enterprises
      6.750% due 07/15/03                                4,500            4,264
Coca-Cola Co.
      6.375% due 08/01/01                                  200              206
      7.875% due 02/01/02                                  600              650
Coltec Industries Rights
      7.500% due 04/15/08                                4,400            4,186
Columbia HCA Healthcare
      8.020% due 08/05/02                                3,880            3,921
      8.130% due 08/04/03                                7,000            7,158
Continental Cablevision
     11.000% due 06/01/07                                4,536            4,925
CSC Holdings, Inc
      7.625% due 07/15/18                               20,000           19,463
Cumberland Farms
     10.500% due 10/01/03                                3,000            2,955
Dayton Hudson Corp.
     10.000% due 12/01/00                                1,000            1,098


52  PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------

Delta Air Lines
     10.140% due 08/14/12                     $         1,000    $        1,331
Disney (Walt) Co.
      6.375% due 03/30/01                                 250               260
      6.750% due 03/30/06                                 100               110
E.I. Du Pont de Nemours
      9.150% due 04/15/00                                 100               106
      6.000% due 12/01/01                                 200               200
Eli Lilly & Co.
      8.125% due 02/07/00                                 387               402
Enron Corp.
      5.849% due 11/18/99 (d)                          35,000            35,036
Federal-Mogul Corp.
      7.880% due 12/31/05                               3,886             3,878
      7.940% due 12/31/05                               1,139             1,137
Ford Motor Co.
      9.000% due 09/15/01                                 880               975
      6.625% due 10/01/28                             108,000           107,460
Fortune Brands
      8.500% due 10/01/03                                 500               578
Fred Meyer, Inc.
      7.150% due 03/01/03                               6,000             6,002
      7.375% due 03/01/05                              39,325            41,586
General Motors Acceptance Corp.
      9.625% due 12/01/00                                 225               246
      7.100% due 03/15/06                                 250               275
Gillette Co.
      5.750% due 10/15/05                               1,500             1,549
Gulf Canada Resources
      9.250% due 01/15/04                               7,250             7,408
      9.625% due 07/01/05                               2,000             2,025
H.J. Heinz Co.
      7.500% due 04/26/00                                 150               156
Harris Chemical
     10.250% due 07/15/01                              22,975            23,521
     10.750% due 10/15/03                              42,420            44,117
Hollinger International Publishing
      9.250% due 02/01/06                               3,000             3,098
IBM Corp.
      5.732% due 11/01/99 (d)                          35,000            34,956
      7.250% due 11/01/02                                 100               109
      7.125% due 12/01/96                               2,500             2,826
Imperial Chemical
      5.750% due 12/05/98 (d)                         118,000           118,006
      5.750% due 03/05/99 (d)                          98,700            98,896
INDSPEC Chemical Corp.
      0.000% due 12/01/03 (i)                           5,500             5,693
Ingersoll-Rand Co.
      6.255% due 02/15/01                                 295               303
Intermedia Communications, Inc.
      0.000% due 05/15/06 (i)                           2,500             2,075
ISP Holdings, Inc.
      9.750% due 02/15/02                               4,500             4,770
      9.000% due 10/15/03                               5,000             5,213
ITT Corp.
      6.250% due 11/15/00                                  70                69
K-III Communications Co.
      8.500% due 02/01/06                               4,000             4,060
Kellogg
      5.750% due 02/02/01                              74,850            76,144
Langdell
      9.978% due 07/30/99 (d)                           9,800             9,751
Lenfest Communications
      8.375% due 11/01/05                               5,000             5,263
Loyola University of Chicago
      6.030% due 06/15/00 (d)                          16,100            16,489
Mallinckrodt, Inc.
      6.300% due 03/15/11 (d)                          10,000            10,244
Mazda Manufacturing Corp.
     10.500% due 07/01/08 (j)                           1,980             2,648
Mobil Corp.
      8.375% due 02/12/01                                  40                43
Nabisco, Inc.
      6.800% due 09/01/01                               3,000             3,060
      6.125% due 02/01/33                              15,000            15,211
New York Times Co.
      7.625% due 03/15/05                               1,000             1,136
News America Holdings Corp.
      8.625% due 02/01/03                                 750               833
News Corp Limited
      0.000% due 06/15/99 (i)                             900               845
Nike, Inc.
      6.510% due 06/16/00                               1,000             1,031
Noranda, Inc.
      7.000% due 07/15/05                               1,800             1,874
Owens Corning
      7.000% due 05/15/00                                 200               205
Pennzoil Co.
      9.625% due 11/15/98                               5,000             5,193
Pepsico, Inc.
      7.750% due 10/01/98                                 800               800
      7.625% due 11/01/98                               1,500             1,502
Petroleos Mexicanos
     11.157% due 07/15/05 (d)                          16,000            13,960
Philip Morris Cos., Inc.
      7.375% due 02/15/99                                 115               116
      8.625% due 03/01/99                                 200               203
      6.150% due 03/15/00                              20,000            20,269
      7.250% due 09/15/01                                  70                74
      7.500% due 01/15/02                                  50                53
      6.800% due 12/01/03                              48,345            51,321
      7.000% due 07/15/05                               1,125             1,205
      7.200% due 02/01/07                              32,000            35,050
Procter & Gamble Co.
      5.250% due 09/15/03                              35,000            35,610
Racers
      6.156% due 01/11/99 (d)                          79,000            78,951
      7.709% due 04/28/03 (d)                          30,000            25,350
RJR Nabisco
      8.000% due 01/15/00                               6,777             6,810
      7.625% due 09/01/00                               6,000             6,246
      8.000% due 07/15/01                              35,630            36,426
      8.625% due 12/01/02                               4,370             4,574
      7.625% due 09/15/03                               9,000             8,938
      8.750% due 04/15/04                              23,800            24,495
      8.250% due 07/01/04                               2,000             1,917
      8.750% due 07/15/07                              25,000            25,476
Rogers Cablesystems, Inc.
     10.000% due 12/01/07                               5,000             5,525
Rogers Cantel Mobile
      9.375% due 06/01/08                               2,750             2,805
Saferco
      9.460% due 05/31/99 (j)                           1,000             1,027
      9.630% due 05/31/00 (j)                           6,500             6,983
      9.590% due 05/31/01 (j)                           3,000             3,353
Sara Lee Corp.
      6.300% due 11/07/05                                 500               535
Sears Roebuck & Co.
      7.960% due 02/18/99                                 500               504
      5.820% due 02/22/99                                 125               125
      6.800% due 05/07/01                                 500               517
      6.790% due 05/21/01                                 500               520
      9.400% due 08/02/01 (j)                             250               277
Sears Roebuck Acceptance
      5.856% due 06/27/00 (d)                           5,000             5,006
      7.110% due 06/19/01                               1,000             1,044
      6.120% due 12/13/01                                 260               267
      6.950% due 05/15/02                                 300               315
      7.140% due 05/02/03                               5,000             5,348
      6.560% due 11/20/03                               1,178             1,237
      6.700% due 11/15/06                                 500               530
Shell Oil Co.
      7.250% due 02/15/02                                  50                50
Smithfield Foods
      7.625% due 02/15/08                               2,000             1,970



                              1998 Semi-Annual Report See accompanying notes  53

Total Return Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
================================================================================

Smithkline Beecham
      7.375% due 04/15/05                     $           150        $      169
Stone Container Corp.
     11.875% due 12/01/98                               4,074             4,074
SUPERVALU, Inc.
      6.500% due 10/06/00                                 140               145
TCI Communications, Inc.
      7.250% due 06/15/99(d)                            1,100             1,116
      6.375% due 09/15/99                              39,175            39,501
      6.090% due 02/02/00(d)                           50,000            50,051
      5.945% due 09/11/00(d)                           47,000            46,924
      6.656% due 12/20/00(d)                           10,000            10,026
      6.375% due 05/01/03                               3,200             3,343
Telecommunications, Inc.
      7.375% due 02/15/00                              12,000            12,343
      8.250% due 01/15/03                              43,125            48,008
Telewest Communications
      9.625% due 10/01/06                               5,000             5,050
Tenet Healthcare Corp.
      7.625% due 06/01/08                              27,000            28,013
Time Warner, Inc.
      6.100% due 12/30/01                               1,375             1,410
      7.975% due 08/15/04                              31,803            35,654
      8.110% due 08/15/06                              80,929            93,201
      8.180% due 08/15/07                               2,400             2,810
      7.250% due 09/01/08                                 125               139
Transamerica Corp.
      6.750% due 11/15/06                                 500               534
Union Pacific Corp.
      5.945% due 05/22/00(d)                           60,000            59,963
United Airlines
      9.000% due 12/15/03                               1,000             1,156
USA Waste Services, Inc.
      6.125% due 07/15/01                              22,000            22,507
USX Corp.
      9.800% due 07/01/01                                 300               334
Wal-Mart Stores, Inc.
      9.100% due 07/15/00                                 100               107
      8.625% due 04/01/01                               1,050             1,144
Westvaco Corp.
      9.650% due 03/01/02                                 150               172
Williams Co.
      5.909% due 01/30/00(d)                           23,000            23,051
WMX Technologies
      6.000% due 11/02/98                              19,800            19,808
      6.700% due 05/01/01                              10,000            10,323
      7.000% due 10/15/06                                 500               543
World Color Press, Inc.
      9.125% due 03/15/03                               5,000             5,025
WorldCom, Inc.
      9.375% due 01/15/04                              37,132            43,462
Xerox Corp.
      7.040% due 04/30/99                                 770               777
      6.500% due 06/29/00                                 280               287
      5.750% due 07/21/00                                 500               508
      7.410% due 05/15/01                               1,000             1,054
                                                                     -----------
                                                                      1,902,540
                                                                     -----------
Utilities 4.1%
AES Corp.
     10.250% due 07/15/06                               4,500             4,680
Appalachian Power Co.
      6.350% due 03/01/00                                 500               509
AT&T Corp.
      7.125% due 01/15/02                                  75                80
      7.000% due 05/15/05                                 200               220
Baltimore Gas & Electric
      6.125% due 07/01/03                                 150               156
Beaver Valley Funding Corp.
      8.250% due 06/01/03                                 825               859
BellSouth Telecommunications, Inc.
      7.500% due 06/15/33                                 185               206
Bridas Corp.
     10.250% due 12/07/98                                 430               433
California Energy
      9.875% due 06/30/03                              14,000            15,474
     10.250% due 01/15/04                              39,985            42,484
      9.500% due 09/15/06                              10,040            11,144
Calpine Corp.
      9.250% due 02/01/04                               4,150             4,171
      7.875% due 04/01/08                               2,500             2,413
Central Maine Power Co.
      6.250% due 11/01/98                               1,000             1,000
      6.350% due 09/20/99                              30,000            30,116
Chesapeake & Potomac Telephone
      8.000% due 10/15/29                               1,125             1,420
Cleveland Electric Illuminating Co.
      8.150% due 11/30/98                               7,500             7,527
      7.850% due 11/01/99                               6,000             6,132
      9.500% due 05/15/05                              13,000            14,365
Cleveland Electric/Toledo Edison
      7.190% due 07/01/00                              20,400            20,897
CMS Energy
      7.375% due 11/15/00                              57,535            58,024
      7.000% due 01/15/05                              18,000            18,130
Coastal Corp.
      8.750% due 05/15/99                               4,300             4,377
Commonwealth Edison
      6.500% due 04/15/00                               6,185             6,298
      5.560% due 06/15/02(d)                            1,000             1,001
      8.000% due 10/15/03                               7,550             7,654
      8.125% due 01/15/07                              10,000            10,225
      9.875% due 06/15/20                              11,700            14,234
Connecticut Light & Power
      7.250% due 07/01/99                               4,485             4,486
      5.750% due 07/01/00                               2,000             2,000
      7.750% due 06/01/02                               5,000             5,248
      8.590% due 06/05/03                              22,000            23,272
Consolidated Edison
      7.600% due 01/15/00                                 100               103
      5.788% due 12/15/01(d)                           10,000             9,993
Consolidated Natural Gas Co.
      5.875% due 10/01/98                                 500               500
Detroit Edison Co.
      6.450% due 04/01/99                              10,500            10,509
Duke Energy Corp.
      8.000% due 11/01/99                                  40                41
      7.000% due 06/01/00                                 700               722
      6.750% due 08/01/25                                  25                25
Eastern Edison Co.
      7.780% due 07/30/02                               9,000             9,784
El Paso Electric Co.
      7.250% due 02/01/99                              10,956            11,001
First PV Funding
     10.150% due 01/15/16                               2,773             2,931
Gulf States Utilities
      7.250% due 03/01/99                               6,200             6,226
Illinois Power
      6.500% due 09/01/99                              12,050            12,162
Korea Electric Power
      6.375% due 12/01/03                                 170               121
Long Island Lighting Co.
      7.300% due 07/15/99                              76,085            77,221
      6.250% due 07/15/01                              13,645            14,089
      8.900% due 07/15/19                              46,000            48,804
      9.000% due 11/01/22                              15,000            17,633
Louisiana Power & Light Co.
      7.740% due 07/01/02                               1,900             1,940
MCI Communications Corp.
      6.250% due 03/23/99                                 600               602
      6.125% due 04/15/02                               1,250             1,293
National Power Corp.
      9.625% due 05/15/28                              16,000            10,272
National Rural Utilities Cooperative
      6.250% due 04/15/03                              50,000            51,748
New Jersey Bell Telephone
      7.850% due 11/15/29                                  70                88

54 PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

New York Telephone Co.
      6.250% due 02/15/04                          $       150      $       158
Niagara Mohawk Power
      7.000% due 10/01/00                               25,000           25,307
      7.125% due 07/01/01                               27,250           27,688
      7.250% due 10/01/02                               10,000           10,199
      7.375% due 07/01/03                               31,000           32,151
      7.750% due 10/01/08                               25,200           26,925
North Atlantic Energy
      9.050% due 06/01/02                                4,542            4,813
Northern Illinois Gas Co.
      6.450% due 08/01/01                                1,450            1,487
Ohio Edison
      6.875% due 09/15/99                                5,750            5,813
Pacific Gas & Electric Co.
      7.670% due 12/15/98                                  208              209
      6.750% due 12/01/00                                  709              709
Pacific Northwest Bell
      4.375% due 09/01/02                                   50               49
Pennsylvania Power & Light
      6.000% due 06/01/00                                  500              507
Philadelphia Electric
      7.500% due 01/15/99                                5,000            5,028
      5.625% due 11/01/01                               17,000           17,262
Public Service Electric & Gas
      8.750% due 07/01/99                                   90               92
      7.625% due 02/01/00                                  150              154
      6.500% due 06/01/00                                  500              510
      6.125% due 08/01/02                                1,000            1,040
Queststar Pipeline
      9.375% due 06/01/21                                  200              238
Southwestern Bell Telephone Co.
      6.125% due 03/01/00                                   50               51
Sprint Corp.
      8.125% due 07/15/02                               10,378           11,509
System Energy Resources
      7.380% due 10/01/00                                5,000            5,165
      7.710% due 08/01/01                               14,850           15,708
Tennessee Valley Authority
      0.000% due 04/15/42(i)                               855              373
Texas Utilities Co.
      6.250% due 01/31/00                                6,000            6,073
      6.270% due 02/01/00                               11,000           11,164
      5.958% due 04/24/00(d)                            44,000           44,024
Texas-New Mexico Power
     10.750% due 09/15/03                                4,950            5,395
Toledo Edison Co.
      8.180% due 07/30/02                                1,400            1,519
      8.700% due 09/01/02                               10,000           10,927
      7.850% due 03/31/03                                7,000            7,582
      7.875% due 08/01/04                                  500              543
Tuscon Electric Power
      8.500% due 10/01/09                                1,000            1,032
U.S. West Communications, Inc.
      6.625% due 09/15/05                                  300              322
      6.125% due 11/15/05                                  400              418
United Air Lines
     10.670% due 05/01/04                                2,050            2,558
Western Massachusetts Electric
      6.875% due 01/01/00                                  700              708
      7.375% due 07/01/01                                7,000            7,219
Western Resources, Inc.
      6.250% due 08/15/03                                8,500            8,786
Wilmington Trust Co.-Tucson Electric
     10.732% due 01/01/13(j)                               991            1,149
WorldCom, Inc.
      6.400% due 08/15/05                                1,000            1,051
                                                                    ------------
                                                                        910,658
                                                                    ------------
Total Corporate Bonds & Notes                                         8,864,695
(Cost $8,801,014)                                                   ============

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 4.2%
--------------------------------------------------------------------------------

A.I.D. Housing Guarantee-Peru
      9.980% due 08/01/08                                1,155            1,264
Federal Farm Credit Bank
      5.600% due 05/03/99                                  500              502
Federal Home Loan Bank
      5.540% due 07/15/99                                  295              297
      5.010% due 09/21/00                                  970              977
      5.755% due 03/25/03                                   50               52
      6.500% due 11/29/05                                  100              109
Federal Home Loan Mortgage Corp.
      6.565% due 11/04/02                                2,000            2,003
      6.170% due 12/11/02                                2,000            2,005
      7.050% due 06/08/05                                  200              208
      6.780% due 12/07/05                                  100              100
      6.600% due 02/02/06                                  250              251
Federal National Mortgage Assn.
      4.875% due 10/15/98                                  100              100
      5.360% due 02/16/01                                1,500            1,524
      5.780% due 09/17/03                                  100              100
      6.625% due 03/21/06                                  200              221
      7.040% due 03/27/07                                1,000            1,031
New York City
      6.008% due 08/01/02(d)                            19,813           19,813
      6.023% due 08/01/02(d)                            15,674           15,634
Resolution Funding
      0.000% due 01/15/07(i)                               800              544
Student Loan Marketing Assn.
      4.847% due 02/20/00(d)                           134,700          133,595
      5.684% due 06/30/00(d)                            38,700           38,720
      5.877% due 01/25/03(d)                            45,333           45,371
      5.702% due 04/25/04(d)                            25,952           25,952
      5.617% due 10/25/04(d)                            31,806           31,710
      5.637% due 10/25/04(d)                            59,434           59,296
      5.533% due 10/25/05(d)                            13,340           13,277
      5.727% due 10/25/05(d)                            42,545           42,349
      5.650% due 04/25/06(d)                           131,696          131,222
      5.760% due 01/25/07(d)                           133,128          133,278
      5.823% due 04/25/07(d)                           227,480          227,424
                                                                    ------------
Total U.S. Government Agencies                                          928,929
(Cost $929,121)                                                     ============

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 8.3%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
      3.625% due 07/15/02(h)                           666,887          670,013
      3.375% due 01/15/07(h)                               690              680
      3.625% due 04/15/28(h)                           116,205          115,914
U.S. Treasury Bonds
     11.125% due 08/15/03                                  800            1,033
     11.875% due 11/15/03                               18,000           24,086
     12.375% due 05/15/04                                1,000            1,393
     11.625% due 11/15/04                              270,000          373,360
     12.000% due 08/15/13                                8,845           13,873
     13.250% due 05/15/14                                5,000            8,505
     11.750% due 11/15/14                                   40               64
      9.250% due 02/15/16                                   75              111
      8.875% due 02/15/19                               51,000           74,603
      8.500% due 02/15/20                                7,142           10,180
      8.125% due 05/15/21                              225,000          312,117
      8.125% due 08/15/21                                1,890            2,625
      8.000% due 11/15/21                               75,555          103,888
      6.750% due 08/15/26                                  510              626
U.S. Treasury Notes
      5.000% due 02/15/99                                2,000            2,003
      5.875% due 03/31/99                                2,000            2,013
      6.375% due 07/15/99                                  500              507
      5.625% due 10/31/99                                  170              172
      5.875% due 11/15/99                                2,000            2,028
      7.875% due 11/15/99                                  125              129
      7.750% due 11/30/99                                2,000            2,071
      7.750% due 01/31/00                                2,000            2,083

                            1998 Semi-Annual Report See accompanying notes   55

Total Return Fund
September 30, 1998 (Unaudited)
                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------

      5.500% due 04/15/00                     $         2,000   $         2,030
      6.250% due 05/31/00                                 245               252
      6.250% due 08/31/00                                 340               352
      6.125% due 09/30/00                               2,640             2,728
      5.750% due 10/31/00                               2,000             2,054
      5.625% due 11/30/00                               4,500             4,615
      5.250% due 01/31/01                               4,000             4,078
      5.375% due 02/15/01                               1,295             1,325
      6.500% due 08/31/01                               1,300             1,374
      6.375% due 09/30/01                               2,720             2,870
      6.625% due 03/31/02                               2,000             2,144
      5.750% due 10/31/02                               1,750             1,839
      5.750% due 11/30/02                                 100               105
      5.625% due 12/31/02                             105,100           110,224
      6.500% due 05/15/05                                 950             1,067
      6.500% due 08/15/05                                 685               772
      6.875% due 05/15/06                                 815               942
      6.125% due 08/15/07                                 575               644
U.S. Treasury Strips
      0.000% due 05/15/01                                 390               348
      0.000% due 11/15/08                               1,630             1,010
      0.000% due 05/15/17                               1,530               567
      0.000% due 08/15/17                                 650               237
      0.000% due 05/15/18                               1,310               458
                                                                ----------------
Total U.S. Treasury Obligations                                       1,866,112
(Cost $1,837,645)                                               ================

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 56.4%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 14.9%
American Southwest Financial
      0.000% due 06/04/13 (i)                          64,050            70,896
     12.250% due 11/01/14                                  63                71
     12.500% due 04/01/15                                 559               622
     12.000% due 05/01/15                               1,031             1,150
     11.400% due 09/01/15                                 773               808
Bear Stearns
      6.438% due 10/25/23 (d)                           6,273             6,279
     10.000% due 08/25/24                              12,256            13,167
      7.000% due 03/25/27                               7,000             7,205
Capstead Mortgage Corp.
      8.750% due 07/25/21                              10,000            10,049
Centex Acceptance Corp.
     11.000% due 11/01/15                                 223               223
Chase Mortgage Financial Corp.
      8.250% due 10/25/10                               2,032             2,029
      9.500% due 04/25/24                                  26                26
Citicorp Mortgage Securities, Inc.
      9.500% due 09/25/19                                 250               249
      6.000% due 08/25/21                                  52                51
      7.374% due 10/25/22 (d)                          17,147            17,672
      7.250% due 02/25/27                                 227               229
CMC Securities Corp.
      6.930% due 09/25/23 (d)                           9,025             9,256
      7.753% due 04/25/25 (d)                             297               298
Collateralized Mortgage Obligation Trust
     10.200% due 02/01/16                                 535               571
      8.000% due 01/01/17                                 215               216
      8.000% due 09/20/21                               8,431             8,742
Collateralized Mortgage Securities Corp.
     11.880% due 04/01/15                               1,527             1,554
     11.450% due 09/01/15                                  46                47
     11.450% due 11/01/15 (d)                             251               285
      8.750% due 04/20/19                                 816               859
Countrywide
      6.500% due 07/25/13                               5,676             5,843
      7.933% due 07/25/24 (d)                          12,406            12,584
      6.750% due 11/25/25                              25,567            25,703
Donaldson, Lufkin & Jenrette
      7.413% due 08/01/21 (d)                           6,242            6,318
      8.006% due 12/25/22 (d)                           3,465             3,595
      8.207% due 03/25/24 (d)                           1,032             1,075
      6.500% due 04/25/24                                  10                10
      7.978% due 05/25/24 (d)                             253               257
Drexel Mortgage Funding
      9.500% due 11/20/17                               1,439             1,497
      8.600% due 03/01/18                                 492               495
Federal Home Loan Mortgage Corp.
      7.000% due 05/15/99                                  44                44
      6.500% due 03/15/00                               1,003             1,012
      7.000% due 10/15/03                               5,432             5,608
      7.500% due 11/01/03                              12,698            13,027
      5.500% due 11/15/04                               2,188             2,187
      6.000% due 06/15/05                              13,709            13,817
      6.500% due 07/25/05                              24,593            24,627
      6.500% due 07/15/06                               1,075             1,109
      6.500% due 08/15/06                                 710               732
      6.500% due 05/15/08                               1,000             1,031
      4.500% due 08/15/08                                 456               454
      6.400% due 10/15/08                                 183                16
      6.000% due 03/15/09                                 265               274
      8.500% due 08/15/13                               2,000             2,110
      8.500% due 09/15/13                               5,941             6,268
      7.000% due 04/25/15                                 119               118
     11.000% due 11/30/15                              11,347            13,389
      6.900% due 03/15/16                                 211               211
      5.400% due 05/25/16                              70,422            71,193
      7.000% due 06/15/16                                 139               139
      7.000% due 11/15/16                              13,044            13,214
      6.210% due 08/15/17                                 274               275
      6.350% due 03/25/18                                 200               204
      5.250% due 05/15/18                                 847               846
      6.500% due 12/15/18                               5,610             5,674
      6.500% due 05/15/19                                 615               627
      5.000% due 08/15/19                                 178               176
      7.000% due 02/15/20                                 151               151
      9.125% due 06/15/20                               1,120             1,133
      5.250% due 07/15/20                                 770               767
      8.500% due 09/15/20                               1,527             1,529
      5.500% due 10/15/20                                 200               200
      8.750% due 10/15/20                                  60                60
      9.500% due 11/15/20                               7,714             8,465
      6.000% due 12/15/20                                 345               348
      8.750% due 12/15/20                               1,265             1,377
      9.000% due 12/15/20                               5,283             5,592
      6.500% due 05/15/21                                 189               192
      6.500% due 05/17/21                                 120               119
      8.500% due 06/15/21                              46,339            48,746
      6.950% due 07/15/21                                 700               723
      8.000% due 07/15/21                              10,036            10,447
      9.000% due 07/15/21                               3,012             3,226
      9.500% due 07/15/21                               3,981             4,123
      6.200% due 08/15/21                               1,500             1,528
      6.950% due 08/15/21                                 185               196
      7.000% due 08/15/21                                 299               304
      8.000% due 08/15/21                              23,472            24,275
      6.500% due 09/15/21                               1,966             1,996
      7.000% due 09/15/21                                 251               258
      8.000% due 09/15/21                                  73                74
      7.000% due 10/15/21                                  25                26
      8.000% due 12/15/21                              15,692            16,873
      6.850% due 01/15/22                                 700               734
      8.250% due 06/15/22                               5,000             5,307
      7.000% due 07/15/22                               8,008             8,320
      7.000% due 07/15/22                                 229               233
      8.500% due 10/15/22                              13,946            14,610
      6.500% due 07/15/23                                 363               363
      7.000% due 07/15/23                                 235               247
      7.250% due 07/15/23                                  25                25
      7.500% due 01/20/24                                 403               411
      5.000% due 02/15/24                                 116               113
      6.500% due 02/15/24                                  32                32
      7.250% due 08/15/24                                 190               194

56  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

      8.000% due 09/15/24                       $       16,250    $       17,633
      7.000% due 11/17/25                                   40                41
      7.599% due 10/01/26(d)                             4,954             5,141
      7.500% due 01/15/27                               21,685            22,964
      7.500% due 03/17/27                               20,000            21,600
      7.500% due 06/20/27                               16,746            18,509
      7.500% due 07/15/27                                  160               161
      6.500% due 08/15/27                               10,522            10,636
      6.500% due 10/15/27                               32,300            32,848
      6.500% due 01/25/28                                8,691             9,276
      6.500% due 04/15/28                              154,931           157,384
      6.500% due 05/15/28                               48,000            48,598
      6.500% due 06/15/28                               47,542            48,539
      6.500% due 06/20/28                               20,547            20,567
      6.500% due 07/15/28                               24,471            24,793
      6.500% due 08/15/28                              222,614           225,680
      7.000% due 11/15/28                                9,000             9,523
      6.337% due 08/15/32(d)                            39,807            39,958
Federal Housing Administration
      7.430% due 01/01/24                                1,058             1,098
Federal National Mortgage Assn.
      9.100% due 02/25/02                                4,158             4,273
      7.500% due 05/25/05                                6,700             7,036
      7.000% due 11/25/05                                    9                 9
      7.500% due 02/25/06                                  375               389
      6.500% due 05/01/06                                  347               353
      6.500% due 07/25/06                                   75                77
      8.000% due 11/25/06                                   30                31
      6.000% due 07/25/07                                  300               308
      7.652% due 08/25/07(d)                               105               105
      7.000% due 10/25/07                                  200               210
      7.000% due 02/25/08                                  469               468
     10.500% due 08/25/08                                7,146             8,521
      6.750% due 11/25/10                                1,300             1,328
      7.000% due 01/25/11                                  500               510
      7.500% due 01/20/12                                   38                38
      7.500% due 02/17/12                                   34                34
      6.400% due 09/25/14                                   46                46
     10.000% due 12/25/14                                  377               379
      9.670% due 01/25/17                                  281               286
      9.200% due 12/25/17                                  482               486
      7.000% due 01/25/18                                  145               145
      9.300% due 05/25/18                                1,384             1,474
      6.238% due 06/25/18(d)                                 6                 6
      6.500% due 06/25/18                                8,775             8,790
      9.500% due 06/25/18                                  713               763
      5.500% due 07/25/18                                  178               178
      7.750% due 10/25/18                                   20                20
      9.500% due 11/25/18                               14,680            15,744
      6.000% due 12/25/18                                   75                76
      6.500% due 03/25/19                                  885               904
      6.250% due 04/18/19                               18,764            18,819
      9.500% due 06/25/19                                2,803             3,043
      5.650% due 07/25/19                                4,659             4,671
      6.350% due 08/25/19                                  435               438
      8.000% due 10/25/19                               12,929            13,190
      7.500% due 12/25/19                                  147               156
      9.000% due 12/25/19                               12,076            13,004
      7.500% due 05/25/20                                6,519             6,731
      6.000% due 06/25/20                                9,593             9,617
      8.000% due 07/25/20                                   36                36
      7.000% due 09/25/20                               25,000            25,566
      9.000% due 09/25/20                                7,343             7,876
      8.000% due 12/25/20                               22,579            24,230
      8.750% due 01/25/21                                6,200             6,687
      7.500% due 02/17/21                                  210               212
      7.500% due 02/25/21                                3,268             3,267
      7.500% due 03/25/21                               20,919            21,297
      9.000% due 03/25/21                                  983             1,068
      7.000% due 05/25/21                                  300               312
      6.500% due 06/25/21                                5,184             5,342
      7.500% due 06/25/21                                  320               323
      8.000% due 07/25/21                               21,183            22,341
      8.500% due 09/25/21                               11,029            11,715
      7.000% due 10/25/21                                8,056             8,412
      8.000% due 10/25/21                               22,430            23,593
      6.500% due 11/25/21                                   31                31
      6.000% due 12/25/21                                  129               130
      8.000% due 01/25/22                               21,700            22,577
      8.000% due 03/25/22                                  292               300
      7.000% due 04/25/22                               17,091            17,823
     10.000% due 05/01/22                                  272               297
      7.000% due 06/25/22                                2,307             2,364
      8.000% due 06/25/22                                3,292             3,677
      7.000% due 07/25/22                               10,175            10,475
      8.000% due 07/25/22                               51,814            56,696
      6.500% due 10/25/22                                  313                32
      6.500% due 10/25/22                                3,556             3,631
      7.800% due 10/25/22                                5,882             6,173
      6.500% due 12/25/22                                  747               747
      7.000% due 03/25/23                               25,273            25,617
      6.900% due 05/25/23                                  138               145
      7.000% due 06/25/23                                4,303             4,272
      6.000% due 08/25/23                                4,003             4,049
      6.500% due 08/25/23                                   81                82
      1.000% due 09/25/23                                  350               317
      6.750% due 10/25/23                                  519               566
      7.500% due 10/25/23                                  132               134
      6.500% due 11/25/23                                  170               168
      7.250% due 02/25/24                                   50                51
      7.500% due 06/20/24                                  120               124
      7.000% due 02/18/25                                  140               142
      7.000% due 05/25/25                                  520               522
      7.500% due 12/25/25                                  120               123
      7.000% due 02/15/26                                  180               183
      7.000% due 07/18/26                                  210               212
      7.000% due 12/18/26                               14,066            14,604
      6.000% due 05/17/27                                5,470             5,295
      7.500% due 08/18/27                                2,619             2,626
      6.500% due 03/01/28                                  674               685
      6.500% due 07/18/28                               67,412            69,287
First Commonwealth Savings & Loan
     10.375% due 04/01/05                                   20                21
First Union Residential Securitization, Inc.
      6.750% due 08/25/28                                9,048             9,204
General Electric Capital Mortgage
      6.750% due 12/25/12                                6,256             6,353
      6.500% due 09/25/23                                1,175             1,170
      6.500% due 02/25/24                                   13                13
      6.500% due 03/25/24                               13,262            13,417
      6.500% due 04/25/24                               58,591            60,145
      7.500% due 04/25/27                                  213               214
      7.000% due 11/25/27                               15,000            15,492
      6.550% due 06/25/28                               23,450            23,858
      6.500% due 10/25/28                               19,500            19,680
General Motors Acceptance Corp.
      6.700% due 03/15/08                                1,000             1,062
Government National Mortgage Assn.
      7.500% due 07/20/20                                  356               359
      7.000% due 01/15/24                                  554               574
      8.000% due 05/16/24                                  120               123
      7.000% due 08/20/26                                  161               164
      7.500% due 02/16/27                                  131               134
      7.500% due 07/16/27                               25,603            26,685
      6.500% due 06/20/28                               10,000            10,050
      6.500% due 07/20/28                               34,369            35,517
      6.500% due 09/20/28                               25,000            24,563
Greenwich
      7.176% due 04/25/22(d)                             1,497             1,516
      7.079% due 07/25/22(d)                             7,607             7,692
      7.127% due 10/25/22(d)                               195               198
      7.259% due 04/25/23(d)                             2,561             2,595
      7.846% due 04/25/24(d)                             3,351             3,413
      8.147% due 06/25/24(d)                             3,740             3,834
      8.861% due 08/25/24(d)                             5,526             5,821
      8.719% due 11/25/24(d)                             1,636             1,720



                         1998 Semi-Annual Report See accompanying notes    57

Total Return Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

Headlands Mortgage Securities, Inc.
      7.250% due 11/25/12                       $        5,442   $         5,509
      6.750% due 03/25/28                               57,000            58,425
Imperial CMB Trust
      5.992% due 09/25/26(d)                            15,997            16,127
Independent National Mortgage Corp.
      6.650% due 10/25/24                                2,723             2,770
      7.800% due 11/25/24(d)                             6,505             6,671
      7.319% due 07/25/25(d)                            19,853            20,364
      7.918% due 07/25/25(d)                            17,994            18,365
International Mortgage Acceptance Corp.
     12.250% due 03/01/14                                  540               613
J.P. Morgan & Co.
      9.000% due 10/20/20                               14,735            15,224
Kidder Peabody Acceptance Corp.
      8.390% due 05/20/18                                  375               379
      8.193% due 03/25/24(d)                             4,962             4,955
      8.145% due 09/25/24(d)                            20,000            20,156
Marine Midland
      8.000% due 10/25/23                                  350               352
Mellon Residential Funding Corp.
      6.350% due 06/25/28                               22,000            22,223
Merrill Lynch Mortgage
      7.307% due 06/15/21(d)                             7,804             8,170
      7.794% due 06/15/21(d)                             7,325             7,636
      8.161% due 06/25/22(d)                             5,322             5,345
Morgan Stanley Mortgage Trust
      8.250% due 07/01/18                                7,841             8,051
Mortgage Capital Trust
      8.875% due 04/01/18                                  131               134
NationsBank Corp.
      6.125% due 10/20/13                               18,000            18,017
Nomura Asset Securities Corp.
      8.001% due 05/25/24(d)                             9,505             9,779
Norwest Mortgage
     12.500% due 02/01/14                                1,104             1,179
     12.250% due 04/01/14                                   78                80
PaineWebber Mortgage
      6.000% due 04/25/09                               11,951            12,023
PNC Mortgage Securities Corp.
      7.000% due 05/25/28                               13,078            13,416
      6.750% due 09/25/28                                4,000             4,103
Prudential Bache
      6.153% due 09/01/18(d)                               418               412
      8.400% due 03/20/21                                3,756             3,957
Prudential Home
      8.000% due 06/25/22                               20,791            21,070
      6.950% due 11/25/22                                  222               227
      6.750% due 10/25/23                                8,353             8,627
      7.970% due 11/25/23(d)                               165               167
      8.150% due 11/25/23(d)                             6,144             6,340
      5.900% due 12/25/23                               18,403            18,422
      6.050% due 04/25/24                                6,668             6,678
      6.000% due 05/25/24                                   18                18
PSB Financial Corp.
     11.050% due 12/01/15                                  883               960
Residential Asset Securities Corp.
      7.000% due 03/25/27(d)                               150               151
      7.250% due 05/25/27(d)                               345               348
Residential Funding
      7.000% due 08/25/08                               15,939            16,191
      6.500% due 09/25/08                                7,000             7,169
      6.250% due 10/25/08                                4,419             4,433
      6.450% due 10/25/12                                8,000             8,053
      6.500% due 01/25/13                              195,330           198,698
      8.500% due 05/25/17                                   89                93
      8.000% due 01/25/23                                8,677             8,913
      7.750% due 07/25/24                                    2                 2
      8.000% due 10/25/24(d)                            10,662            11,138
      7.400% due 09/25/25                                   85                86
      7.500% due 09/25/25                               18,183            18,766
      5.948% due 10/25/27(d)                             8,188             8,227
      7.250% due 10/25/27                               24,000            24,142
      6.750% due 05/25/28                               60,741            61,809
      6.750% due 09/25/28                               61,993            61,916
      6.500% due 10/25/28                               52,100            52,426
Resolution Trust Corp.
      7.647% due 02/25/20(d)                               157               158
      7.063% due 09/25/20(d)                            12,418             1,863
      6.073% due 01/25/21(d)                               934               931
      8.229% due 06/25/21(d)                             1,832             1,848
      8.701% due 08/25/21(d)                                38                38
      8.704% due 08/25/21                                8,000             8,205
      8.704% due 08/25/21(d)                            13,329            13,524
      7.250% due 09/25/21(d)                             2,784             2,787
      5.686% due 10/25/21(d)                               186               186
      6.688% due 10/25/21(d)                               588               591
      8.139% due 10/25/21(d)                               242               243
      8.625% due 10/25/21                                  267               267
      7.371% due 01/25/22(d)                             2,463             2,457
      7.736% due 03/25/22(d)                             6,691             6,752
      8.551% due 05/25/22(d)                             2,429             2,528
      7.437% due 08/25/23(d)                             2,001             2,005
      9.450% due 05/25/24                               19,693            19,660
     10.561% due 05/25/24(d)                               594               593
      7.100% due 12/25/24                                1,500             1,595
      7.750% due 03/25/25                                1,285             1,310
      7.302% due 07/25/28(d)                            14,001            14,128
      7.198% due 10/25/28(d)                            23,712            24,251
      7.412% due 10/25/28(d)                            11,178            11,541
      7.179% due 05/25/29(d)                             4,551             4,630
      7.544% due 05/25/29(d)                             5,676             5,838
Rural Housing Trust
      3.330% due 10/01/28                                  259               243
Ryan Mortgage Acceptance Corp.
      9.450% due 10/01/16                                  149               159
Ryland Acceptance Corp.
      9.000% due 12/01/16                                  701               724
     11.500% due 12/25/16                                  159               159
      8.200% due 09/25/22                                   97                98
     14.000% due 11/25/31                                1,495             1,664
Ryland Mortgage Securities Corp.
      7.805% due 08/25/22(d)                             3,012             3,054
      7.500% due 08/25/24                                   38                38
      7.221% due 08/25/29(d)                             6,184             6,358
      6.926% due 10/25/31(d)                            11,610            11,701
Salomon Brothers Mortgage Securities
      7.605% due 11/25/22(d)                             1,219             1,244
      8.068% due 07/01/24(d)                            11,024            11,420
      5.928% due 06/25/27(d)                             3,749             3,746
Santa Barbara Savings
      9.500% due 11/20/18                                3,773             3,785
Saxon Mortgage
      7.910% due 08/25/23(d)                            29,961            30,756
      8.312% due 09/25/24(d)                            11,470            11,879
Sears Mortgage
      6.712% due 09/25/22(d)                             2,297             2,355
Securitized Asset Sales, Inc.
      7.697% due 10/25/23(d)                             3,989             4,100
      7.652% due 12/26/23(d)                             4,108             4,244
      5.944% due 02/25/28                                9,608             9,629
Security Pacific National Bank
      6.279% due 03/01/18(d)                               126               126
Southern Pacific Secured Assets Corp.
      5.818% due 06/25/28(d)                            94,856            94,407
Structured Asset Mortgage Investments, Inc.
      6.921% due 06/25/28(d)                            49,976            51,210
      6.250% due 08/25/28(d)                            10,695            10,700
Union Planters Mortgage Finance Corp.
      6.750% due 01/25/28                                4,000             4,306
      6.800% due 01/25/28                               15,000            15,736
Vendee Mortgage
      7.000% due 02/15/00                                3,789             3,830
      7.750% due 03/15/16                                  600               616
      7.750% due 05/15/18                                  550               574
Western Federal Savings & Loan
      6.985% due 06/25/21(d)                             7,978             8,137
                                                                 ---------------
                                                                       3,335,688
                                                                 ===============


58    PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation 14.7%
      5.250% due 12/01/98-04/15/16(g)            $       3,001    $        2,998
      5.500% due 04/01/01-03/01/10(g)                      395               394
      5.750% due 08/15/20                                  300               303
      6.000% due 12/01/98-10/14/28(g)                1,635,865         1,641,558
      6.145% due 12/01/26(d)                             9,262             9,376
      6.250% due 03/15/28                               38,700            39,104
      6.500% due 06/01/03-10/14/28(g)                1,288,633         1,312,645
      6.750% due 04/01/17-01/17/25(g)                   25,008            25,201
      6.775% due 11/01/03                                   70                70
      7.000% due 01/01/00-03/01/26(g)                   21,632            22,078
      7.210% due 10/25/23(d)                            24,562            25,485
      7.327% due 05/01/27(d)                             2,810             2,918
      7.428% due 07/01/22(d)                             1,604             1,672
      7.479% due 09/01/23(d)                             3,277             3,352
      7.500% due 05/01/99-10/14/28(g)                   17,133            17,672
      7.510% due 07/01/23(d)                             1,002             1,025
      7.520% due 07/01/23(d)                             3,129             3,203
      7.557% due 08/01/23(d)                             1,967             2,008
      7.568% due 09/01/23(d)                            19,718            20,072
      7.569% due 08/01/23(d)                            10,890            11,108
      7.589% due 05/01/23(d)                             6,119             6,335
      7.609% due 04/01/23-08/01/24(d)(g)                 1,330             1,380
      7.625% due 01/01/19(d)                                18                18
      7.635% due 09/01/23(d)                             4,860             5,028
      7.642% due 08/01/23(d)                                18                19
      7.666% due 08/01/23-07/01/24(d)(g)                 4,375             4,531
      7.687% due 09/01/23(d)                             3,854             3,990
      7.705% due 06/01/24(d)                             2,066             2,109
      7.734% due 10/01/23(d)                             3,132             3,262
      7.737% due 10/01/23(d)                             3,797             3,925
      7.738% due 10/01/23(d)                             2,265             2,340
      7.750% due 04/01/07                                   46                46
      7.756% due 04/01/24(d)                            13,405            13,924
      7.766% due 11/01/23(d)                             1,328             1,345
      7.820% due 04/01/29(d)                             2,933             3,056
      7.822% due 11/01/23(d)                               797               816
      7.825% due 10/01/23(d)                             1,206             1,245
      7.840% due 01/01/24(d)                               813               841
      7.857% due 10/01/23(d)                             1,591             1,621
      7.974% due 11/01/23(d)                               851               876
      7.982% due 01/01/24(d)                               843               859
      8.000% due 10/01/07-06/01/26(g)                    5,742             5,959
      8.250% due 08/01/07-12/01/09(g)                      177               182
      8.500% due 09/01/01-01/01/28(g)                   48,524            50,558
      8.750% due 02/01/01-12/10/10(g)                      289               298
      8.900% due 11/15/20                               24,735            26,341
      9.000% due 01/01/02-09/15/20(g)                    1,079             1,129
      9.250% due 06/01/09-08/01/09(g)                       80                85
      9.500% due 08/01/01-06/01/21(g)                    2,554             2,714
      9.750% due 11/01/04-05/01/09(g)                       74                77
     10.000% due 06/01/04-11/15/19(g)                    1,354             1,440
     10.250% due 03/15/09-05/01/09(g)                    1,875             2,033
     11.000% due 12/01/99-07/01/19(g)                      983             1,078
     11.250% due 10/01/09-09/01/15(g)                      189               210
     11.500% due 03/01/00-05/01/00(g)                       16                17
     12.500% due 07/01/99                                    1                 1
     13.250% due 10/01/13                                   83                95
     14.000% due 04/01/16                                   29                33
     15.500% due 08/01/11-11/01/11(g)                       18                20
     16.250% due 05/01/11                                    6                 7
                                                                  --------------
                                                                       3,292,085
                                                                  ==============
Federal Housing Administration 0.8%
      6.155% due 12/01/21                               12,056            12,617
      7.125% due 03/01/34                                4,475             4,862
      7.211% due 12/01/21                                2,852             2,925
      7.316% due 05/01/19                                5,049             5,408
      7.375% due 03/01/19-01/01/24(g)                   17,429            18,775
      7.400% due 02/01/21                                2,607             2,711
      7.430% due 12/01/16-05/01/25(g)                   90,557            95,721
      7.465% due 11/01/19                               45,345            47,357
      7.650% due 11/01/18                                  166               175
                                                                  --------------
                                                                         190,551
                                                                  ==============

Federal National Mortgage Association 7.8%
      5.500% due 11/12/28                                2,000             1,940
      5.650% due 04/25/05                                  200               200
      6.000% due 12/01/00-12/10/28(g)                  493,426           493,337
      6.125% due 04/01/19(d)                               999             1,010
      6.130% due 07/01/17(d)                               105               106
      6.131% due 02/01/18-05/01/36(d)(g)                93,809            94,913
      6.132% due 08/01/29-05/01/36(d)(g)                69,261            70,095
      6.136% due 05/01/29(d)                             1,504             1,521
      6.138% due 05/01/36(d)                            72,224            73,245
      6.142% due 08/01/29(d)                             9,197             9,304
      6.143% due 05/01/36(d)                            71,840            72,858
      6.148% due 04/01/19(d)                               161               163
      6.153% due 03/01/33(d)                            51,651            52,262
      6.156% due 11/01/28(d)                             2,359             2,386
      6.167% due 09/01/24-10/26/28(d)(g)               122,367           123,780
      6.175% due 07/01/24(d)                               804               813
      6.231% due 04/01/27(d)                               239               243
      6.250% due 07/25/07                                  100               102
      6.390% due 05/25/36                                5,027             4,926
      6.500% due 11/01/03-10/14/28(g)                  452,742           460,462
      6.600% due 09/25/18                                6,500             6,595
      6.750% due 08/01/03-09/25/22(g)                      746               755
      6.834% due 07/01/03                                   68                72
      6.900% due 07/25/99                                1,272             1,279
      6.950% due 03/25/26                                  300               305
      7.000% due 05/25/99-12/20/27(g)                   71,702            73,904
      7.062% due 09/01/22(d)                             2,332             2,390
      7.132% due 09/01/22(d)                             2,293             2,356
      7.223% due 11/01/25(d)                             9,062             9,273
      7.250% due 05/01/02-01/01/23(g)                   11,391            11,672
      7.266% due 09/01/25(d)                             4,030             4,133
      7.373% due 09/01/24(d)                             2,601             2,707
      7.455% due 07/01/24(d)                            12,928            13,187
      7.500% due 08/01/03-07/01/28(g)                   83,837            86,614
      7.502% due 11/01/25(d)                             2,690             2,799
      7.585% due 03/01/25(d)                             6,018             6,212
      7.595% due 11/01/25(d)                             4,135             4,270
      7.673% due 05/01/26(d)                             1,544             1,613
      7.690% due 01/01/24(d)                             1,491             1,551
      7.691% due 01/01/26(d)                             2,365             2,460
      7.724% due 01/01/24(d)                               735               762
      7.727% due 12/01/23(d)                             1,372             1,388
      7.735% due 11/01/23-05/01/24(d)(g)                 5,411             5,569
      7.736% due 09/01/23(d)                             5,249             5,416
      7.750% due 06/01/09                                  215               225
      7.756% due 02/01/26(d)                             1,049             1,091
      7.775% due 01/01/24(d)                             4,205             4,362
      7.813% due 10/01/23(d)                               612               637
      7.825% due 11/01/23(d)                               280               290
      7.860% due 12/01/23(d)                             1,969             2,048
      7.897% due 03/01/26(d)                             7,482             7,820
      7.914% due 01/01/24(d)                               286               299
      8.000% due 09/01/01-12/01/26(g)                    8,787             9,129
      8.250% due 10/01/08-02/01/17(g)                      768               800
      8.500% due 07/01/99-05/01/27(g)                    4,587             4,771
      9.000% due 01/01/99-04/01/17(g)                    1,659             1,756
      9.500% due 12/01/06-07/01/22(g)                      133               143
      9.750% due 11/01/08                                   86                93
     10.000% due 09/01/03-05/01/22(g)                      906               988
     10.500% due 12/01/16-04/01/22(g)                      843               949
     12.000% due 05/01/16                                   17                20
     13.000% due 09/01/13                                   48                57
     13.250% due 09/01/11                                   19                21
     14.500% due 11/01/11-01/01/13(g)                       71                87
     14.750% due 08/01/12-11/01/12(g)                      244               277
     15.500% due 10/01/12-12/01/12(g)                       31                39
     15.750% due 12/01/11-08/01/12(g)                      158               187
     16.000% due 09/01/12                                  171               214
                                                                  --------------
                                                                       1,747,251
                                                                  ==============



                            1998 Semi-Annual Report See accompanying notes   59

Total Return Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)

--------------------------------------------------------------------------------

Government National Mortgage Association 17.4%
      4.500% due 01/20/24-05/20/28 (d)(g)        $      52,646    $      53,586
      5.000% due 04/20/28-08/20/28 (d)(g)               66,673           66,981
      5.650% due 10/15/12                                   13               13
      6.000% due 10/15/08-08/20/27 (d)(g)              439,045          444,106
      6.500% due 10/15/08-10/21/28 (d)(g)            1,495,067        1,527,567
      6.750% due 06/20/28                               19,322           20,629
      6.875% due 06/20/21-06/20/27 (d)(g)              739,649          755,700
      7.000% due 07/15/08-03/15/28 (d)(g)              915,392          933,130
      7.375% due 04/20/23 (d)                              533              548
      7.500% due 08/15/05-02/15/28 (g)                  40,830           42,415
      8.000% due 05/15/01-10/15/25 (g)                   2,990            3,135
      8.250% due 08/15/04-05/15/22 (g)                     701              742
      8.500% due 06/15/01-01/20/27 (g)                  15,694           16,478
      8.750% due 01/15/99-07/15/07 (g)                     140              147
      9.000% due 06/15/01-07/20/22 (g)                   7,181            7,704
      9.250% due 10/15/01-05/20/21 (g)                     406              429
      9.500% due 04/15/01-08/15/23 (g)                   6,485            7,034
      9.750% due 09/15/02-01/15/21 (g)                     224              238
     10.000% due 04/15/01-02/15/25 (g)                   5,551            6,116
     10.250% due 10/15/98-02/20/19 (g)                      47               51
     10.500% due 06/15/04                                  125              135
     11.000% due 05/15/04-03/15/19 (g)                     142              157
     11.250% due 03/15/01-12/20/15 (g)                      60               66
     11.500% due 04/15/13-05/15/13 (g)                       8                9
     12.000% due 03/20/99-03/15/15 (g)                      85               95
     12.500% due 01/15/11                                    1                2
     13.000% due 12/15/12-10/15/14 (g)                      40               46
     13.250% due 10/20/14                                   20               23
     13.500% due 11/15/12-12/15/12 (g)                       7                8
     15.000% due 09/15/12-10/15/12 (g)                      18               21
     16.000% due 01/15/12-04/15/12 (g)                       9               11
     17.000% due 11/15/11-12/15/11 (g)                     102              122
                                                                  --------------
                                                                      3,887,444
                                                                  ==============
Other Mortgage-Backed Securities 0.7%
Aames Mortgage Trust
      7.275% due 05/15/20                                  270              274
Bank of America
      9.000% due 03/01/08                                   74               73
Citibank, N.A.
      8.000% due 07/25/18                                   82               84
DBL Mortgage Funding
      9.500% due 08/01/19                                   23               24
First Interstate Bancorp
      9.125% due 01/01/09                                   12               12
General Electric Capital Mortgage
      7.250% due 07/25/11                               13,000           13,144
General Electric Credit Corp.
      8.000% due 03/01/02 (j)                               78               80
German American Capital Corp.
      8.360% due 09/30/02                                3,364            3,552
      6.581% due 07/01/18 (d)                            9,330            9,295
Great Western Savings & Loan
      5.980% due 08/01/17 (d)                              179              176
Guardian
      6.976% due 12/25/18 (d)                              285              249
Home Savings of America
      8.464% due 08/01/06                                   90               93
      5.838% due 05/25/27 (d)                            3,383            3,325
      6.438% due 08/20/29 (d)                           13,187           13,256
Imperial Savings & Loan
     10.000% due 09/01/16 (j)                              195              205
      8.238% due 01/25/17 (d)                               99               99
      8.844% due 07/25/17 (d)                              353              352
LTC Commercial Corp.
      8.059% due 11/28/12                                3,883            4,021
MDC Mortgage Funding
      8.696% due 01/25/25 (d)                              659              683
Merrill Lynch Mortgage
      9.250% due 12/15/09                                   15               15
      8.153% due 06/15/21 (d)                            1,635            1,704
Mid-State Trust
      8.330% due 04/01/30                               74,786           84,371
Morgan Stanley Mortgage
      8.150% due 07/20/21                                   11               11
Resolution Trust Corp.
      7.107% due 05/25/29 (d)                            5,459            5,545
Salomon Brothers Mortgage Securities
     11.500% due 09/01/15                                1,435            1,561
Sears Mortgage
     12.000% due 02/25/14                                1,030            1,036
      6.738% due 06/25/22 (d)                              667              675
      7.416% due 10/25/22 (d)                            4,138            4,184
Structured Asset Securities Corp.
      5.794% due 01/25/00 (d)                            2,605            2,607
Western Federal Savings & Loan
      6.631% due 11/25/18 (d)                              184              185
      6.682% due 03/25/19 (d)                            1,468            1,472
                                                                  --------------
                                                                        152,363
                                                                  ==============
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
     10.038% due 09/15/05                                   15                1
      6.500% due 11/15/06                                1,964              112
      6.500% due 03/15/07                                2,737              167
      5.750% due 09/15/07 (d)                           10,107              610
      5.428% due 02/15/08 (d)                              855               52
     11.651% due 01/15/16                                   22                1
      6.500% due 08/15/16                                2,756              128
      7.000% due 04/15/18                                2,714              112
      9.993% due 11/15/18 (d)                              100                5
      8.845% due 01/15/21                                  385               66
      9.000% due 05/15/22                                  192               21
Federal Home Loan Mortgage Corp. (PO)
      0.000% due 06/15/21                                1,476            1,455
Federal National Mortgage Assn. (IO)
      6.750% due 09/25/04                                   55                2
      7.000% due 06/25/05                                   15                1
     10.458% due 07/25/05 (d)                              514               22
      6.500% due 07/25/06                                4,507              197
      7.272% due 09/25/06                                    4               57
      6.500% due 02/25/07                                3,513              306
      6.500% due 07/25/07                                1,622               99
      6.500% due 09/25/07                                4,474              365
      6.500% due 10/25/07                                1,797              128
      0.950% due 03/25/09 (d)                           44,031              713
      7.000% due 08/25/15                                2,613               85
      7.000% due 08/25/16                                  709               28
      6.500% due 08/25/20                                2,666              373
     10.070% due 01/25/21                                  108               13
      9.032% due 08/25/21                                1,439              233
      0.950% due 11/25/21 (d)                           43,780              742
      6.500% due 01/25/23                                4,042              562
Federal National Mortgage Assn. (PO)
      0.000% due 09/01/07                                1,107              992
      0.000% due 02/25/21                                3,700            3,685
      0.000% due 06/25/22                                2,277            2,153
      0.000% due 08/25/23                                  407              349
PaineWebber (IO)
     13.595% due 08/01/19                                  239               75
Vendee Mortgage (IO)
      0.542% due 06/15/23 (d)                          202,805            3,987
                                                                         17,897
                                                                  --------------
Total Mortgage-Backed Securities                                     12,623,279
(Cost $12,375,186)                                                ==============


60  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 7.7%
--------------------------------------------------------------------------------

AFC Home Equity Loan Trust
      7.294% due 10/25/26 (d)                  $         6,974    $       7,105
Americredit Automobile Receivable Trust
      6.540% due 05/12/01                                  500              509
Arcadia Automobile Receivables Trust
      6.300% due 07/16/01                                9,000            9,061
Aspetuck Trust
      5.781% due 02/01/99 (d)                           80,000           79,400
      5.816% due 09/01/99 (d)                          100,000          100,000
Asset-Backed Securities Investment Trust
      6.790% due 08/17/03                               26,606           26,722
Associates Manufactured Housing
      7.000% due 03/15/27                                  900              929
Auto Receivables Trust
      6.500% due 04/16/03                               23,021           23,021
California Infrastructure
      5.940% due 09/25/00                                3,676            3,680
      5.970% due 12/26/00                                4,340            4,370
      5.980% due 12/26/00                               20,584           20,681
      6.010% due 06/25/01                               73,864           74,234
      6.150% due 06/25/02                               19,500           19,827
Capital Equipment Receivables Trust
      6.030% due 02/15/00                                5,000            5,035
Case Equipment Loan Trust
      6.150% due 09/15/02                                1,515            1,520
Chase Manhattan Auto Owner Trust
      5.750% due 10/15/01                                  500              505
Chase Manhattan Grantor Trust
      6.000% due 09/17/01                                2,133            2,144
      5.900% due 11/15/01                                6,142            6,167
      6.610% due 09/15/02                                3,948            4,003
Chase Mortgage Financial Corp.
      6.750% due 10/25/28                               30,000           29,850
Citicorp Mortgage Securities, Inc.
      6.750% due 04/25/28                               16,297           16,750
Community Program Loan Trust
      4.500% due 10/01/18                               26,867           26,136
      4.500% due 04/01/29                               26,000           23,122
Conti Mortgage Home Equity Loan Trust
      5.811% due 10/15/12 (d)                           31,024           31,167
      6.990% due 03/15/21                                  350              368
      5.730% due 06/15/28 (d)                            7,427            7,427
Copelco Capital Funding Corp.
      6.340% due 07/20/04                                   49               50
CS First Boston Mortgage Securities Corp.
      6.750% due 09/25/28                                6,960            7,369
CSXT Trade Receivables
      5.050% due 09/25/99                                  500              500
Daimler-Benz Vehicle Trust
      5.850% due 07/20/03                               15,298           15,317
      6.050% due 03/20/05                                9,313            9,407
Delta Air Lines Equipment Trust
      9.230% due 07/02/02 (j)                           10,099           10,930
     10.500% due 01/02/07 (j)                            7,412            8,988
     10.570% due 01/02/07 (j)                           15,881           20,186
      9.550% due 01/02/08 (j)                            7,773            9,104
     10.000% due 06/05/13                               10,828           14,362
Discover Card Trust
      5.800% due 09/16/03                                  500              509
      6.031% due 10/16/13 (d)                              400              405
EQCC Home Equity Loan Trust
      6.710% due 07/15/11                                  330              339
Equivantage Home Equity Loan Trust
      6.550% due 04/01/27                                  158              163
Federal-Mogul Corp.
      7.880% due 12/31/05 (d)                           23,636           23,591
      7.940% due 12/31/05                                1,340            1,337
First Omni Bank
      6.650% due 09/15/03 (d)                            1,500            1,558
First Security Auto Grantor Trust
      6.100% due 04/15/03                                2,744            2,772
First Union Master Credit Card Trust
      5.760% due 09/15/03                               88,750           88,949
Flag Limited
      7.588% due 12/15/04                                   94               94
      7.650% due 12/15/04 (d)                           13,073           12,778
      7.588% due 01/30/05                                3,778            3,693
Ford Credit Grantor Trust
      6.750% due 09/15/00                                1,250            1,266
      5.900% due 10/15/00                                7,350            7,383
Ford Motor Credit Corp.
      5.500% due 02/15/03                                5,300            5,357
Fred Meyer, Inc.
      6.688% due 03/19/03 (d)                           84,519           83,781
      6.750% due 03/19/03                               30,481           30,214
General Motors Acceptance Corp.
      6.500% due 04/15/02                               30,194           30,430
Green Tree Financial Group
      7.150% due 07/15/27                                1,025            1,054
IMC Home Equity Loan Trust
      5.796% due 05/21/12 (d)                           29,401           29,429
      7.482% due 07/25/26 (d)                            1,143            1,163
Independent National Mortgage Corp.
      8.750% due 12/25/24                                   30               32
      8.000% due 06/25/25                                  100              101
Integrated Health Services
      7.687% due 09/16/04 (d)                           15,000           15,260
Korea National Housing
      9.062% due 05/23/01                               60,000           49,200
Lyondell Petroleum
      7.687% due 06/17/99 (d)                           20,000           19,900
      7.687% due 06/17/00 (d)                           27,000           26,865
      7.687% due 06/17/03 (d)                           20,000           19,900
MBNA Master Credit Card Trust
      5.572% due 01/15/02                               73,635           73,814
      6.050% due 11/15/02                                  245              250
Metlife Capital Equipment Loan Trust
      6.850% due 05/20/08 (d)                              320              339
Money Store Home Equity Trust
      6.815% due 07/15/06                                   73               74
      6.520% due 08/15/09                               31,273           31,436
      6.205% due 03/15/12                               25,000           25,114
      7.550% due 02/15/20                                  500              520
Morgan Stanley Capital
      5.886% due 07/25/27 (d)                            3,501            3,503
National Medical Care
      7.250% due 09/30/03 (d)                           51,250           50,930
NationsBanc Montgomery Funding Corp.
      6.500% due 10/25/28                                9,000            9,068
NationsBank Auto Owner Trust
      6.375% due 07/15/00                                  911              916
NationsBank Corp.
      5.850% due 06/15/02                                  224              225
Newcourt Receivable Asset Trust
      6.240% due 12/20/04                                   24               24
Norwest Asset Securities Corp
      6.500% due 04/25/13                               22,079           22,792
      6.500% due 06/25/13                               11,438           11,805
      6.250% due 10/25/13                               50,000           50,305
      7.500% due 03/25/27                               26,622           27,636
      6.750% due 05/25/28                               27,707           28,410
      6.750% due 07/25/28                               12,657           12,980
      6.200% due 09/25/28                               19,077           19,184
      6.500% due 10/25/28                               20,000           20,138
Olympic Automobile Receivables Trust
      5.650% due 01/15/01                                  520              520
OSCC Home Equity
      6.950% due 05/15/07                                   75               75
Premiere Auto Trust
      6.575% due 10/06/00                                1,975            1,998
Residential Asset Securities Corp.
      6.750% due 03/25/28                               40,000           41,016
Saxon Asset Securities Trust
      6.475% due 11/25/20                                 274               276


                              1998 Semi-Annual Report See accompanying notes  61

Total Return Fund
September 30, 1998 (Unaudited)


                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

Sears Credit Account Master Trust
      6.050% due 01/16/08                         $        500      $       520
      7.000% due 07/15/08                                  500              541
Total Renal Care Holdings
      7.437% due 03/31/08(d)                            48,000           47,940
UCFC Home Equity Loan
      6.381% due 07/15/10                                  104              104
United Air Lines Equipment Trust
      9.200% due 03/22/08                                4,309            5,073
     10.360% due 11/13/12                                7,000            9,241
     10.020% due 03/22/14                                5,825            7,105
     10.850% due 07/05/14                               34,111           45,640
     10.125% due 03/22/15                               14,300           18,602
      9.060% due 06/17/15                                5,000            5,875
      9.210% due 01/21/17                                2,000            2,442
USAA Auto Loan Grantor Trust
      5.800% due 01/15/05                                9,311            9,391
WFS Financial Owner Trust
      6.650% due 08/20/00                                1,713            1,722
      6.050% due 07/20/01                                1,966            1,972
      6.500% due 09/20/01                               10,777           10,907
Ziff-Davis, Inc.
      7.469% due 03/31/06                               40,000           40,025
                                                                    ------------
Total Asset-Backed Securities                                         1,717,917
(Cost $1,693,486)                                                   ============

--------------------------------------------------------------------------------
  SOVEREIGN ISSUES 3.2%
--------------------------------------------------------------------------------
Banco Nacional de Obra y Servicios
      6.875% due 10/01/98                               19,500           19,500
Central Bank Philippines
      6.000% due 06/01/08(d)                            12,240            8,690
City of Buenos Aires
     11.250% due 04/11/07                                5,000            3,917
Government of Brazil
      6.625% due 04/15/06(d)                            25,026           14,265
      6.688% due 04/15/12(d)                            81,700           40,850
      8.000% due 04/15/14                               13,342            7,923
Hydro Quebec
      5.656% due 04/15/99(d)                            10,000            9,993
      7.375% due 02/01/03                                  150              163
      9.400% due 02/01/21                                  500              669
      8.500% due 12/01/29                                5,085            6,384
      9.375% due 04/15/30                                  600              822
      9.500% due 11/15/30                                2,370            3,289
Kingdom of Sweden
     10.250% due 11/01/15                                  500              727
Nacional Financiera
      9.000% due 01/25/99                               13,260           13,161
Providence of Newfoundland
      9.000% due 06/01/19                                  500              654
Province of Nova Scotia
      9.375% due 07/15/02                                1,000            1,130
Province of Ontario
      6.125% due 06/28/00                                   50               51
      7.750% due 06/04/02                                  200              219
      7.625% due 06/22/04                                1,000            1,125
      7.000% due 08/04/05                                1,000            1,102
      5.500% due 10/01/08                               10,000           10,050
Province of Quebec
      6.090% due 06/21/99(d)                            50,000           50,129
      7.500% due 07/15/02                                6,000            6,466
      8.800% due 04/15/03                                  100              114
      5.838% due 06/11/04(d)                            15,500           15,461
      7.125% due 02/09/24                                  710              765
Republic of Argentina
      8.399% due 08/15/99(d)                            17,500           16,395
      5.688% due 04/01/00(d)                            16,965           13,379
      5.635% due 04/01/01(d)                            45,690           38,164
      6.625% due 03/31/05(d)                           341,220          269,564
      8.726% due 04/10/05(d)                            43,650           37,648
Republic of Columbia
      8.750% due 10/06/99                                  500              490
Republic of Korea
      8.281% due 04/08/00(d)                            64,044           58,761
Republic of Philipines
      6.500% due 12/01/17                                4,216            3,041
Republic of Philippines
      6.563% due 01/05/05(d)                            11,879            9,394
Republic of Poland
      4.000% due 10/27/14                               25,000           21,408
State of Israel
      6.200% due 06/15/03                                   25               26
United Mexican States
      7.002% due 06/27/02(d)                            44,000           40,525
                                                                    ------------
Total Sovereign Issues                                                  726,414
(Cost $760,430)                                                     ============

--------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 2.1%
--------------------------------------------------------------------------------

City of Montreal
     11.500% due 09/20/00                        C$      7,000            5,107
Commonwealth of Australia
      8.750% due 01/15/01                        A$      4,235            2,742
      9.750% due 03/15/02                                3,665            2,528
     10.000% due 10/15/02                                6,940            4,919
     10.000% due 02/15/06                                1,600            1,240
     10.000% due 10/15/07                               23,000           18,512
Commonwealth of Canada
      6.500% due 06/01/04                        C$      1,000              706
      4.250% due 12/01/26(h)                           121,800           82,163
Commonwealth of New Zealand
      6.500% due 02/15/00                        N$    160,000           81,010
      8.000% due 02/15/01                                8,890            4,682
     10.000% due 03/15/02                              107,500           61,027
      8.000% due 04/15/04                                7,000            3,888
      4.500% due 02/15/16(h)                            23,000           12,103
Federal National Mortgage Assn.
      6.875% due 06/07/02                        BP     15,000           26,351
Petroleos Mexicanos
      7.750% due 09/30/98                        FF      5,000              893
Province of Saskatchewan
      9.125% due 02/15/21                        C$      3,000            4,099
Republic of Argentina
      3.044% due 04/01/01(d)                     AP      7,392            5,668
Reynolds, R.J.
      6.875% due 11/22/00                        DM      9,500            5,804
United Kingdom Gilt
      7.400% due 01/08/99                        BP     27,022           45,910
      7.000% due 06/07/02                               50,000           89,752
                                                                    ------------
Total Foreign Currency-Denominated Issues                               459,104
(Cost $510,546)                                                     ============

--------------------------------------------------------------------------------
  PURCHASED CALL OPTIONS 0.3%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
      5.375% due 07/31/00
      Strike @ 99.96 Exp. 02/19/99                $    127,000            2,176
      5.375% due 07/31/00
      Strike @ 100.00 Exp. 02/19/99                     30,000              503
      5.375% due 07/31/00
      Strike @ 99.99 Exp. 02/26/99                     250,000            4,200
      6.625% due 06/30/01
      Strike @ 96.46 Exp. 11/12/98                     135,200           11,519
      5.750% due 11/30/02
      Strike @ 93.89 Exp. 10/29/98                      75,000            8,399
      5.500% due 02/28/03
      Strike @ 94.39 Exp. 12/02/98                       2,000              213
      5.500% due 02/28/03
      Strike @ 92.99 Exp. 11/23/98                     125,000           14,354

62   PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
      5.250% due 08/15/03
      Strike @ 92.16 Exp. 08/20/99                $  1,500,000      $         2
      5.250% due 08/15/03
      Strike @ 99.29 Exp. 08/20/99                     127,000            6,438
      5.250% due 08/15/03
      Strike @ 100.00 Exp. 08/20/99                    250,000           11,078
      5.250% due 08/15/03
      Strike @ 99.47 Exp. 08/27/99                     380,000           18,624
                                                                    ------------
Total Purchased Call Options                                             77,506
(Cost $36,605)                                                      ============

--------------------------------------------------------------------------------
  PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

U.S. Treasury 5 Year Note December Futures (CBOT)
      5.375% due 07/31/00
      Strike @ 106.00 Exp. 11/21/98                  3,001,200              125
                                                                    ------------
Total Purchased Put Options                                                 125
(Cost $293)                                                         ============

--------------------------------------------------------------------------------
  PREFERRED STOCK 0.2%
--------------------------------------------------------------------------------

                                                        Shares
Banco Bilbao Vizcaya International
      2.438% due 01/01/00                              266,217            7,221
Barclays Bank
      2.875% due 01/01/00                              215,500            5,899
CSC Holdings, Inc.
     11.932% due 01/01/00                               21,127            2,324
Home Ownership Funding
      0.133% due 01/01/00                                1,125            1,128
Sanwa International
      0.000% due 01/01/00                        3,006,000,000           13,409
TCI Communications, Inc.
      2.430% due 01/01/00                              622,553           16,965
      2.500% due 01/01/00                               49,000            1,338
Unocal Capital Trust
      3.125% due 01/01/00                                  402               21
                                                                    ------------
Total Preferred Stock                                                    48,305
(Cost $58,536)                                                      ============

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 1.5%
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
                                                        (000s)
Certificates of Deposit 0.2%
Bank of Tokyo
      5.890% due 10/05/98                       $       17,000           17,000
      5.940% due 01/19/99                               15,000           15,000
                                                                    ------------
                                                                         32,000
                                                                    ============
Commercial Paper 0.1%
Federal Home Loan Mortgage Corp.
      5.240% due 10/16/98                                  300              299
Federal Housing Administration
      5.888% due 10/29/98                               18,900           18,900
New Center Asset Trust
      5.220% due 12/17/98                                1,300            1,285
Pfizer, Inc.
      5.270% due 10/30/98                                  100              100
Procter & Gamble Co.
      5.140% due 12/29/98                                1,500            1,480
                                                                    ------------
                                                                         22,064
                                                                    ============

Repurchase Agreements 0.7%
State Street Bank
      4.750% due 10/01/98                               24,945           24,945
      (Dated 09/30/98. Collateralized by U.S. Treasury
      Note 6.375% 03/31/01 valued at $25,446,625.
      Repurchase proceeds are $24,948,291.)
First Boston
      5.150% due 10/01/98                              134,400          134,400
      (Dated 09/30/98. Collateralized by U.S. Treasury
      Note 4.500% 09/30/00 valued at $137,759,040.
      Repurchase proceeds are $134,419,227.)
                                                                    ------------
                                                                        159,345
                                                                    ============
U.S. Treasury Bills (b)(g) 0.5%
      4.959% due 12/03/98-08/19/99                     117,076          116,369
                                                                    ------------

Total Short-Term Instruments                                            329,778
(Cost $329,617)                                                     ============

Total Investments (a) 123.6%                                        $27,642,164
(Cost $27,332,479)

Written Options (e) (0.2%)                                              (51,236)
(Premiums $15,248)

Other Assets and Liabilities (Net) (23.4%)                           (5,224,865)
                                                                    ------------

Net Assets 100.0%                                                   $22,366,063
                                                                    ============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $   498,202

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (188,517)
                                                                    ------------

Unrealized appreciation-net                                         $   309,685
                                                                    ============

(b) Securities with an aggregate market value of $116,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
Type                                                 Contracts     Appreciation
--------------------------------------------------------------------------------
Eurodollar March Futures (03/01)                            50      $       122
Eurodollar March Futures (03/02)                         2,682            4,735
Eurodollar June Futures (06/01)                             50              116
Eurodollar June Futures (06/02)                          1,075            1,627
Eurodollar September Futures (09/00)                     1,050            2,780
Eurodollar September Futures (09/01)                     1,707            3,557
Eurodollar December Futures (12/00)                      1,050            2,546
Eurodollar December Futures (12/01)                      1,607            2,810
U.S. Treasury 5 Year Note (12/98)                       11,754           43,403
U.S. Treasury 10 Year Note (12/98)                      33,667          122,508
U.S. Treasury 10 Year Note (03/99)                          37              174
U.S. Treasury 30 Year Bond (12/98)                      16,553           52,066
U.S. Treasury 30 Year Bond (12/99)                         500            2,051
United Kingdom 90 Day LIBOR (12/98)                      4,472            1,404
United Kingdom 90 Day LIBOR (03/99)                      1,000              403
United Kingdom 90 Day LIBOR (12/99)                        562            1,306
                                                                    ------------
                                                                    $   241,608
                                                                    ============

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                  Principal
                                     Amount                          Unrealized
                                 Covered by         Expiration    Appreciation/
Type                               Contract              Month   (Depreciation)
--------------------------------------------------------------------------------
Sell               BP                19,798              10/98      $    (1,327)
Sell               C$               137,761              10/98              339
Sell               DM                 8,475              11/98             (352)
Sell               N$                19,132              12/98             (190)
                                                                    ------------
                                                                    $    (1,530)
                                                                    ============

                         1998 Semi-Annual Report See accompanying notes       63

Total Return Fund
September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Premiums received on written options:

Type                                           Par     Premium             Value
--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 128.00 Exp. 11/21/98        $    3,365  $    1,634        $   13,512
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 112.00 Exp. 11/21/98             1,000         510                16
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 130.00 Exp. 11/21/98             3,000         828             7,922
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 114.00 Exp. 11/21/98             1,500         578                23
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.51 Exp. 02/19/99             1,270         139             1,543
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.62 Exp. 02/19/98              2,540         278                13
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.79 Exp. 02/19/98               300          40               294
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.96 Exp. 02/19/99                600          61                 7
Call - CBOT U.S. Treasury Bond March Futures
   Strike @ 138.00 Exp. 02/20/99             1,500         660             1,219
Call - OTC Sanwa Communications
    Strike @ 1,270.00 Exp. 02/26/99            465       1,137                17
Call - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 100.53 Exp. 02/26/99             2,500         313             2,982
Put - OTC U.S. Treasury Note
   5.375% due 07/00
   Strike @ 99.66 Exp. 02/26/99              5,000         547                30
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.25 Exp. 08/20/99             1,270         466             4,279
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 97.97 Exp. 08/20/99              2,540       1,012                41
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 98.59 Exp. 08/20/99              5,000       1,719               135
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.79 Exp. 08/20/99             2,500       1,172             7,347
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.60 Exp. 08/27/99             2,500         858             7,720
Call - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 101.60 Exp. 08/27/99             1,300         446             4,014
Put - OTC U.S. Treasury Note
   5.250% due 08/03
   Strike @ 97.94 Exp. 08/27/99              7,600       2,850               122
                                                       -------------------------
                                                       $15,248    $       51,236
                                                       =========================

(f) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         AP - Argentine Peso
         BP - British Pound
         C$ - Canadian Dollar
         DM - German Mark
         FF - French Franc
         JY - Japanese Yen
         N$ - New Zealand Dollar

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Restricted security.

(k) Swap agreements outstanding at September 30, 1998:


                                 Contract             Notional        Unrealized
Type                          Spread Lock               Amount      Appreciation
--------------------------------------------------------------------------------
Receive the 10-year Swap Spread and pay a fixed rate.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Merrill Lynch
Exp. 05/02/02                      0.3700        $     120,000    $       1,967

                                                                      Unrealized
                                                      Notional     Appreciation/
Type                                                    Amount    (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.405% and
pay floating rate based on 6 month A$-LIBOR.

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                  A$      137,000    $       3,979

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.340%

Broker: Deutsche Bank AG New York
Exp. 10/08/07                                  JY   24,500,000          (17,133)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/08                                  JY   11,635,000           (7,840)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/08                                  JY    7,563,000           (5,146)

Receive floating rate based on 6 month
JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/08                                  JY    7,000,000              837

                                                                  --------------
                                                                  $     (25,303)
                                                                  ==============



64   PIMCO Funds See accompanying notes

Schedule of Investments


Total Return Fund II
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 44.1%
--------------------------------------------------------------------------------

Banking & Finance 35.5%
Allstate Corp.
      6.750% due 06/15/03                       $        9,300   $         9,871
American General Finance
      8.500% due 06/15/99                                  125               128
Associates Corp. of North America
      6.750% due 07/15/01                               24,000            24,978
AT&T Capital Corp.
      5.936% due 01/15/99 (c)                           20,000            20,037
Bank of Hawaii
      6.875% due 06/01/03                                7,750             8,214
Bank of New York
      6.625% due 06/15/03                                5,000             5,245
BankAmerica Corp.
      5.708% due 03/05/01 (c)                           15,000            15,049
Beneficial Corp.
      9.720% due 01/19/99                                  200               202
Chase Manhattan Corp
      7.625% due 01/15/03                                5,000             5,417
Citicorp
      7.125% due 06/01/03                                4,000             4,253
Commercial Credit Co.
      5.550% due 02/15/01                                   30                30
First Chicago Corp.
      6.875% due 06/15/03                                4,000             4,251
Ford Motor Credit Corp.
      5.828% due 02/03/03 (c)                           10,000            10,019
      5.968% due 03/21/01 (c)                           10,000            10,057
      8.000% due 06/15/02                                5,000             5,443
      6.375% due 09/15/99                                   35                35
General Motors Acceptance Corp.
      6.500% due 01/17/00                               17,230            17,418
      5.788% due 08/18/03 (c)                            1,700             1,700
      8.400% due 10/15/99                                  225               232
Goldman Sachs & Co.
      5.900% due 01/15/03                                2,000             2,060
      5.867% due 01/25/01 (c)                           15,000            15,009
      5.906% due 03/19/03 (c)                            5,000             5,003
      5.994% due 04/16/01 (c)                           10,000            10,011
      7.800% due 07/15/02                                6,000             6,349
Heller Financial, Inc.
      5.738% due 07/06/99 (c)                           10,000            10,001
      5.838% due 10/08/99 (c)                           10,000            10,015
Household Finance Corp.
      5.948% due 06/24/03 (c)                           20,000            20,041
Lehman Brothers, Inc.
      5.894% due 01/18/00 (c)                           20,000            19,858
      8.875% due 11/01/98                                  500               501
Merrill Lynch & Co.
      6.475% due 03/01/00                                  300               306
      5.765% due 06/10/99                               10,000            10,034
      5.838% due 06/24/03 (c)                           20,000            20,060
      5.758% due 11/01/01 (c)                           20,000            20,014
NationsBank Corp.
      6.200% due 08/15/03                               10,800            11,284
      8.625% due 11/15/03                                1,550             1,773
PNC Funding Corp.
      6.125% due 09/01/03                                1,400             1,442
Salomon, Inc.
      5.728% due 10/20/98 (c)                           10,000            10,004
Textron Financial Corp.
      5.788% due 11/24/99 (c)                           10,000            10,011
Transamerica Financial Corp.
      6.480% due 03/15/01                                1,000             1,028
                                                                       ---------
                                                                         327,383
                                                                       =========
Industrials 4.2%
AMR Corp.
      8.900% due 02/26/07                                6,450             7,637
      9.430% due 05/10/01                                1,000             1,102
Dow Chemical Co.
      8.040% due 07/02/05                                4,800             5,301
Philip Morris Cos., Inc.
      6.000% due 07/15/01                                1,000             1,019
Time Warner, Inc.
      7.975% due 08/15/04                                3,345             3,750
      8.110% due 08/15/06                                6,690             7,705
      8.180% due 08/15/07                                6,690             7,832
Union Pacific Co.
      6.250% due 03/15/99                                4,095             4,106
                                                                       ---------
                                                                          38,452
                                                                       =========
Utilities 4.4%
Commonwealth Edison
      6.625% due 07/15/03                                  288               306
Long Island Lighting Co.
      9.000% due 11/01/22                                7,250             8,523
Metropolitan Edison Co.
      7.220% due 01/30/03                                2,000             2,154
      6.400% due 02/09/06                                2,412             2,551
Pacificorp
      7.200% due 08/15/02                               11,000            11,672
Philadelphia Electric
      8.000% due 04/01/02                                1,008             1,098
      6.500% due 05/01/03                                1,840             1,938
      7.125% due 09/02/02                                   90                96
Texas Utilities Co.
      6.750% due 03/01/03                                5,000             5,309
      7.375% due 08/01/01                                1,900             2,005
United Telecom
      9.750% due 04/01/00                                5,000             5,316
                                                                       ---------
                                                                          40,968
                                                                       ---------
Total Corporate Bonds & Notes                                            406,803
(Cost $397,102)                                                        =========

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 4.1%
--------------------------------------------------------------------------------

Federal National Mortgage Assn.
      8.500% due 02/01/05                                  500               523
Student Loan Marketing Assn.
      5.702% due 04/25/04 (c)                           11,284            11,284
      5.823% due 04/25/07 (c)                           26,000            25,994
                                                                       ---------
Total U.S. Government Agencies                                            37,801
(Cost $37,773)                                                         =========

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 1.5%
--------------------------------------------------------------------------------

U.S. Treasury Notes
      6.375% due 01/15/00                                3,025             3,093
      6.500% due 08/31/01                                3,000             3,172
      5.750% due 10/31/02                                5,200             5,465
      5.500% due 02/28/03                                2,000             2,093
                                                                       ---------
                                                                          13,823
                                                                       =========
U.S. Treasury Strips
      0.000% due 05/15/08                                  200               128
                                                                       ---------
Total U.S. Treasury Obligations                                           13,951
(Cost $13,682)                                                         =========

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 51.7%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 11.3%
Dime Savings
      7.119% due 11/01/18 (c)                              134               124
Donaldson, Lufkin & Jenrette
     11.000% due 08/01/19                                  249               278
Federal Home Loan Mortgage Corp.
      7.000% due 04/25/15                                    9                 9
      5.950% due 07/15/03                                  130               132
      7.000% due 07/15/22                               14,790            15,358
      6.500% due 07/15/28                               30,000            31,070
      9.250% due 11/15/19                                   51                54
      8.800% due 12/01/15                                  225               266
      9.000% due 12/15/20                                2,206             2,324


                            1998 Semi-Annual Report See accompanying notes   65

Total Return Fund II
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

Federal National Mortgage Assn.
      6.000% due 06/25/01                     $             73  $             74
      9.000% due 06/25/18                                   31                33
      9.250% due 07/25/19                                3,999             4,365
      6.000% due 09/25/18                                   76                77
      9.000% due 09/25/18                                  272               274
      7.000% due 09/25/20                                   94                96
Guaranteed Mortgage Corp.
      9.300% due 07/20/19                                  763               823
Independent National Mortgage Corp.
      7.800% due 11/25/24 (c)                            2,760             2,831
      8.195% due 11/25/24 (c)                            2,005             2,080
Norwest Mortgage
     12.375% due 01/01/14                                  286               294
Residential Funding
      6.750% due 06/25/28                               25,600            25,632
      6.500% due 08/25/13                                5,482             5,643
      7.100% due 09/25/27                               12,027            12,126
                                                                      ----------
                                                                         103,963
                                                                      ==========
Federal Home Loan Mortgage Corporation 9.4%
      5.750% due 11/15/17                                2,750             2,762
      6.000% due 04/01/28-07/01/28 (e)                  12,771            12,780
      6.500% due 10/14/28-11/13/26 (e)                  59,750            60,818
      7.000% due 03/01/07                                   34                34
      7.250% due 03/01/06                                  267               271
      7.500% due 08/01/09                                   20                20
      7.632% due 02/01/23 (c)                              977             1,004
      7.650% due 12/01/22 (c)                            8,774             9,124
      8.250% due 03/01/08-05/01/08 (e)                     162               167
      8.500% due 12/01/01                                    3                 3
      9.500% due 02/01/11                                   77                82
     10.000% due 06/01/11                                   17                18
     10.500% due 04/01/01                                   46                47
     15.500% due 06/01/11                                    2                 2
                                                                      ----------
                                                                          87,132
                                                                      ==========
Federal Housing Administration 1.9%
      5.596% due 10/01/19                                  372               376
      6.650% due 07/20/38                               15,500            16,527
      8.829% due 05/01/19                                  448               476
                                                                      ----------
                                                                          17,379
                                                                      ==========
Federal National Mortgage Association 4.1%
      6.150% due 09/25/16                                4,710             4,745
      7.000% due 08/01/09                                  286               291
      7.075% due 02/01/23 (c)                            3,371             3,412
      7.363% due 07/01/20 (c)                            1,261             1,318
      7.500% due 04/01/24                               12,042            12,442
      7.750% due 10/01/07                                  329               340
      7.775% due 01/01/24 (c)                            2,102             2,181
      7.811% due 12/01/23 (c)                              819               848
      7.814% due 04/01/24 (c)                            2,102             2,158
      8.000% due 10/01/05                                  352               366
      8.500% due 12/01/01-01/01/05 (e)                   2,882             2,992
      9.000% due 12/01/01-06/01/10 (e)                     956             1,006
     11.000% due 09/01/10                                  277               308
     13.750% due 01/01/13-12/01/14 (e)                     109               129
     14.500% due 03/01/13                                    5                 7
     14.750% due 10/01/12-11/01/12 (e)                      23                27
      6.500% due 10/14/28                                5,000             5,085
                                                                      ----------
                                                                          37,655
                                                                      ==========
Government National Mortgage Association 24.9%
      6.500% due 01/15/24-12/15/25 (c)(e)              103,637           105,897
      6.875% due 01/20/24-06/20/27 (c)(e)               47,769            48,781
      7.000% due 09/20/24-07/20/27 (c)(e)               39,669            40,276
      7.500% due 03/15/24                                  288               299
      8.000% due 06/15/24-12/15/26 (c)(e)               33,071            34,635
     12.000% due 01/15/13-12/15/14 (c)(e)                   36                42
                                                                      ----------
                                                                         229,930
                                                                      ==========
Other Mortgage-Backed Securities 0.1%
Bank of America
      9.000% due 03/01/08                                   61                61
Federal Home Loan Mortgage Corp.
     11.875% due 06/15/13                                  199               221
Security Pacific National Bank
      8.500% due 03/01/17                                   66                69
Western Federal Savings & Loan
      6.682% due 03/25/19 (c)                              317               318
                                                                      ----------
                                                                             669
                                                                      ----------
Total Mortgage-Backed Securities                                         476,728
(Cost $467,817)                                                       ==========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.8%
--------------------------------------------------------------------------------

AFC Home Equity Loan Trust
      7.294% due 10/25/26 (c)                            1,744             1,776
Banc One Auto Grantor Trust
      6.270% due 11/20/03                               11,305            11,463
Conti Mortgage Home Equity Loan Trust
      6.190% due 10/15/11 (c)                              276               276
Nationsbanc Montgomery Funding Corp.
      6.750% due 08/25/28                               19,449            19,060
Norwest Asset Securities Corp.
      7.500% due 03/25/27                               17,000            17,697
      6.250% due 10/25/13                                4,300             4,326
United Air Lines Equipment Trust
      9.190% due 12/24/13                                7,213             8,421
                                                                      ----------
Total Asset-Backed Securities                                             63,019
(Cost $61,925)                                                        ==========

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.7%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
      6.625% due 06/30/01
      Strike @ 96.46 Exp. 11/12/98                      40,000             3,408
U.S. Treasury Note (OTC)
      5.250% due 08/15/03
      Strike @ 99.47 Exp. 08/27/99                      50,000             2,451
                                                                      ----------
Total Purchased Call Options                                               5,859
(Cost $3,502)                                                         ==========

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

U.S. Treasury 5 Year Note December Futures (CBOT)
      5.375% due 07/31/00
      Strike @ 106.00 Exp. 11/21/98                        320                 5
                                                                      ----------
Total Purchased Put Options                                                    5
(Cost $7)                                                             ==========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.8%
--------------------------------------------------------------------------------

Commercial Paper 3.0%
E.I. Du Pont de Nemours
      5.510% due 10/07/98                                  500               499
      5.380% due 12/04/98                                1,000               990
      5.460% due 12/04/98                                1,200             1,189
Federal Home Loan Mortgage Corp.
      5.460% due 10/16/98                                5,000             4,989
Ford Motor Credit Corp.
      5.500% due 10/06/98                                1,000               999
      5.390% due 01/08/99                                3,000             2,957
General Electric Capital Corp.
      5.460% due 11/13/98                                5,200             5,166
      5.500% due 11/18/98                                  600               596
      5.470% due 12/16/98                                  400               395
Motorola, Inc.
      5.510% due 10/13/98                                  400               399
National Rural Utilities Cooperative
      5.450% due 11/13/98                                5,600             5,564
Pfizer, Inc.
      5.500% due 10/20/98                                2,700             2,692
Procter & Gamble Co.
      5.310% due 12/28/98                                  700               691
                                                                      ----------
                                                                          27,126
                                                                      ==========

66   PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------

Repurchase Agreement 1.4%
State Street Bank
      4.750% due 10/01/98                       $       13,223     $     13,223
      (Dated 09/30/98. Collateralized by                           ------------
      U.S. Treasury Note 5.875% 07/31/99
      valued at $13,488,250. Repurchase
      proceeds are $13,224,745.)

U.S. Treasury Bills (b)(e) 0.4%
      4.994% due 10/15/98-12/03/98                                        3,674
                                                                   ------------

Total Short-Term Instruments                                             44,023
(Cost $44,016)                                                     ============

Total Investments (a) 113.7%                                       $  1,048,189
(Cost $1,025,824)

Written Options (d) (0.2%)                                               (1,560)
(Premiums $547)

Other Assets and Liabilities (Net) (13.5%)                             (124,434)
(Cost $44,016)                                                     ------------

Net Assets 100.0%                                                  $    922,195
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $     22,760

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (395)
                                                                   ------------

Unrealized appreciation-net                                        $     22,365
                                                                   ============

(b) Securities with an aggregate market value of $3,674 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                      Unrealized
Type                                                 Contracts      Appreciation
--------------------------------------------------------------------------------

Eurodollar March Futures (03/01)                            21      $         51
Eurodollar March Futures (03/02)                            64               121
Eurodollar June Futures (06/01)                             21                48
Eurodollar June Futures (06/02)                             64               115
Eurodollar September Futures (09/00)                        21                57
Eurodollar September Futures (09/01)                        64               136
Eurodollar December Futures (12/00)                         21                53
Eurodollar December Futures (12/01)                         64               125
U.S. Treasury 5 Year Note (12/98)                        1,356             5,264
U.S. Treasury 10 Year Note (12/98)                       1,250             3,796
U.S. Treasury 30 Year Bond (12/98)                         547             1,480
                                                                    ------------
                                                                    $     11,246
                                                                    ============

(c) Variable rate security. The rate listed is as of September 30, 1998.

(d) Premiums received on written options:

Type                                         Par       Premium             Value
--------------------------------------------------------------------------------

Call - OTC U.S. Treasury Note
      5.250% due 08/03
      Strike @ 101.60 Exp. 08/27/99    $       500   $     172      $      1,544
Put - OTC U.S. Treasury Note
      5.250% due 08/03
      Strike @ 97.94 Exp. 08/27/99           1,000         375                16
                                                     ---------------------------
                                                     $     547      $      1,560
                                                     ===========================

(e) Securities are grouped by coupon and represent a range of maturities.


                          1998 Semi-Annual Report See accompanying notes    67

Schedule of Investments

Total Return Fund III
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 30.5%
--------------------------------------------------------------------------------
Banking & Finance 16.6%
AT&T Capital Corp.
      5.936% due 01/15/99 (d)                   $       10,000      $     10,018
Bear Stearns
      5.350% due 08/25/00 (d)                           10,000             9,995
Ford Motor Credit Corp.
      5.828% due 02/03/03 (d)                           10,000            10,019
Goldman Sachs & Co.
      5.867% due 01/25/01 (d)                           10,000            10,006
Household Finance Corp.
      5.816% due 05/07/02 (d)                            5,000             4,956
Lehman Brothers, Inc.
      5.894% due 01/18/00 (d)                           10,000             9,929
Merrill Lynch & Co.
      6.019% due 08/03/00 (d)                            3,000             3,012
Salomon, Inc.
      5.728% due 10/20/98 (d)                            5,000             5,002
Spieker Properties
      6.950% due 12/15/02                                2,000             2,062
Textron Financial Corp.
      5.788% due 11/24/99 (d)                            5,000             5,005
Tokai Capital Corp.
      9.980% due 12/29/49 (d)                            5,000             3,769
                                                                    ------------
                                                                          73,773
                                                                    ============
Industrials 7.3%
Fleet Financial Group
      6.000% due 10/26/98                                2,300             2,301
Langdell
      9.978% due 07/30/99 (d)                            5,000             4,975
Petroleos Mexicanos
     11.157% due 07/15/05 (d)                            5,000             4,363
TCI Communications, Inc.
      6.375% due 09/15/99                                5,000             5,042
      5.945% due 09/11/00 (d)                            5,000             4,992
Westpoint Stevens, Inc.
     7.875% due 06/15/05                                 5,000             5,094
WMX Technologies
      6.700% due 05/01/01                                5,500             5,678
                                                                    ------------
                                                                          32,445
                                                                    ============
Utilities 6.6%
California Energy
     10.250% due 01/15/04                                4,000             4,250
Connecticut Light & Power
      7.250% due 07/01/99                                  740               740
Long Island Lighting Co.
      7.300% due 07/15/99                                5,000             5,075
      8.900% due 07/15/19                                3,000             3,183
Niagara Mohawk Power
      7.250% due 10/01/02                               15,000            15,299
North Atlantic Energy
      9.050% due 06/01/02                                  543               575
                                                                    ------------
                                                                          29,122
                                                                    ------------
Total Corporate Bonds & Notes                                            135,340
(Cost $136,103)                                                     ============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 3.3%
--------------------------------------------------------------------------------
Federal Home Loan Bank
      6.550% due 09/19/03                                  162               162
Federal Home Loan Mortgage Corp.
      7.500% due 07/01/11                                  634               655
      8.000% due 01/01/12                                  327               338
      8.000% due 09/01/25                                1,369             1,416
Federal National Mortgage Assn.
      5.870% due 10/15/03                                   50                50
      7.930% due 09/20/06                                1,250             1,285
Student Loan Marketing Assn.
      5.702% due 04/25/04 (d)                            3,761             3,761
      5.533% due 10/25/05 (d)                            7,211             7,177
                                                                    ------------
Total U.S. Government Agencies                                            14,844
(Cost $14,817)                                                      ============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.7%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
     10.375% due 11/15/09                                  200               262
      9.250% due 02/15/16                                4,400             6,487
      8.875% due 02/15/19                                3,700             5,412
                                                                    ------------
Total U.S. Treasury Obligations                                           12,161
(Cost $11,947)                                                      ============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 62.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 17.4%
Chase Mortgage Financial Corp.
      9.500% due 04/25/24                                    3                 3
CMC Securities Corp.
      7.753% due 04/25/25 (d)                            1,483             1,488
Collateralized Mortgage Obligation Trust
      8.000% due 01/01/17                                3,485             3,489
Federal Home Loan Mortgage Corp.
      8.000% due 05/15/00                                   86                87
      8.000% due 02/15/15                                  781               789
      7.000% due 02/15/27                               12,172            12,558
      6.337% due 08/15/32 (d)                            8,673             8,706
Federal National Mortgage Assn.
      6.500% due 12/18/04                                4,942             5,079
      7.750% due 07/25/19                                  123               125
      7.000% due 09/25/21                                5,660             5,899
General Electric Capital Mortgage
      6.750% due 12/25/12                                7,360             7,475
      7.500% due 03/25/27                               15,000            15,593
Greenwich
      8.719% due 11/25/24 (d)                              227               238
PNC Mortgage Securities Corp.
      6.500% due 10/25/28                                6,576             6,619
Prudential Home
      8.150% due 11/25/23 (d)                              707               729
Residential Accredit Loans, Inc.
      7.050% due 01/25/26                                2,000             2,021
      7.250% due 01/25/26                                3,000             3,064
Resolution Trust Corp.
      8.835% due 12/25/23                                2,500             2,758
                                                                    ------------
                                                                          76,720
                                                                    ============
Federal Home Loan Mortgage Corporation 3.3%
      6.500% due 11/13/26-10/14/28 (g)                  12,830            13,059
      7.650% due 12/01/22 (d)                            1,413             1,469
      8.000% due 02/01/06                                  225               233
                                                                    ------------
                                                                          14,761
                                                                    ============
Federal Housing Administration 4.4%
      7.430% due 11/25/19-01/25/23 (g)                  18,361            19,738
                                                                    ------------
Federal National Mortgage Association 14.1%
      6.000% due 08/25/16                               10,792            10,833
      6.127% due 08/01/18 (d)                              144               145
      6.130% due 11/01/35 (d)                           11,202            11,335
      6.131% due 02/01/31 (d)                               92                93
      6.138% due 05/01/36 (d)                            6,425             6,516
      6.142% due 08/01/29 (d)                            2,009             2,032
      6.153% due 03/01/33 (d)                            1,769             1,790
      6.200% due 04/25/05                                8,791             8,846
      6.500% due 10/14/28                                8,500             8,645
      7.500% due 04/01/24-02/01/27 (g)                   7,711             7,966
      8.000% due 07/01/23-07/01/26 (g)                   3,683             3,830
      8.250% due 07/01/17                                  107               111
      8.500% due 02/01/07                                  444               459
      9.000% due 07/01/05                                   33                35
                                                                    ------------
                                                                          62,636
                                                                    ============
Government National Mortgage Association 22.2%
      6.500% due 09/15/23-10/21/28 (g)                  64,933            66,456
      6.875% due 06/20/22-01/20/26 (d)(g)               11,251            11,519
      7.000% due 09/20/23-12/20/26 (d)(g)               19,589            19,938
     10.250% due 02/15/17                                  641               702
     12.750% due 02/20/15-03/20/15 (g)                       5                 6
                                                                    ------------
                                                                          98,621
                                                                    ============

68  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Other Mortgage-Backed Securities 0.4%
Resolution Trust Corp.
      7.107% due 05/25/29 (d)                       $    1,831       $    1,860

Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp. (IO)
      6.500% due 04/15/22                                3,890              346
Resolution Trust Corp. (PO)
      0.000% due 09/25/00                                  519              520
                                                                     ----------
                                                                            866
                                                                     ----------
Total Mortgage-Backed Securities                                        275,202
(Cost $270,053)                                                      ==========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 2.1%
--------------------------------------------------------------------------------
ABN-AMRO Mortgage Corp.
      6.750% due 10/25/28                                9,386            9,443
                                                                     ----------
Total Asset-Backed Securities                                             9,443
(Cost $9,411)                                                        ==========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.8%
--------------------------------------------------------------------------------
Central Bank Philippines
      6.000% due 06/01/08 (d)                            5,000            3,550
Government of Brazil
      6.750% due 01/01/01 (d)                              425              358
      6.625% due 04/15/06 (d)                            4,850            2,765
Province of Quebec
      8.800% due 04/15/03                                1,000            1,138
Republic of Argentina
      6.625% due 03/31/05 (d)                            5,640            4,456
                                                                     ----------
Total Sovereign Issues                                                   12,267
(Cost $12,852)                                                       ==========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 2.1%
--------------------------------------------------------------------------------
Commonwealth of Australia
      10.000% due 10/15/07                     A$        8,000            6,439
Commonwealth of Canada
      8.500% due 04/01/02                      C$        2,000            1,459
Province of Saskatchewan
      11.000% due 01/09/01                               2,000            1,473
                                                                     ----------
Total Foreign Currency-Denominated Issues                                 9,371
(Cost $9,897)                                                        ==========

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.6%
--------------------------------------------------------------------------------
U.S. Treasury Note (OTC)
      5.375% due 07/31/00
      Strike @ 99.96 Exp. 02/19/99              $       10,000              171
      5.750% due 11/30/02
      Strike @ 94.39 Exp. 12/02/98                      20,000            2,130
      5.250% due 08/15/03
      Strike @ 99.29 Exp. 08/20/99                      10,000              507
                                                                     ----------
Total Purchased Call Options                                              2,808
(Cost $1,729)                                                        ==========

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Eurodollar September Futures (CME)
      Strike @ 91.75 Exp. 09/13/99                         250                0
U.S. Treasury Note 5 Year December Futures (CBOT)
      5.375% due 07/31/00
      Strike @ 106.00 Exp. 11/21/98                      1,050               16
                                                                     ----------
Total Purchased Put Options                                                  16
(Cost $28)                                                           ==========

--------------------------------------------------------------------------------
PREFERRED STOCK 0.8%
--------------------------------------------------------------------------------
                                                        Shares
TCI Communications, Inc.
      2.430% due 01/01/00                              132,000            3,597
                                                                     ----------
Total Preferred Stock                                                     3,597
(Cost $3,676)                                                        ==========


                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 12.5%
--------------------------------------------------------------------------------
Commercial Paper 8.0%
Coca-Cola Co.
      5.440% due 11/12/98                                  400              397
E.I. Du Pont de Nemours
      5.270% due 10/29/98                                  900              896
      5.440% due 11/20/98                                1,300            1,290
Ford Motor Credit Corp.
      5.540% due 10/09/98                                  900              899
      5.420% due 01/08/99                                1,400            1,380
General Electric Capital Corp.
      5.530% due 10/07/98                                8,000            7,993
      5.530% due 11/13/98                                1,600            1,589
      5.500% due 11/17/98                                1,000              993
      5.470% due 12/16/98                                1,200            1,187
General Motors Acceptance Corp.
      5.200% due 11/16/98                                3,500            3,477
IBM Credit Corp.
      5.500% due 10/21/98                                  700              698
Motorola, Inc.
      5.440% due 12/03/98                                2,200            2,180
National Rural Utilities Cooperative
      5.470% due 10/16/98                                3,700            3,691
      5.500% due 11/06/98                                3,100            3,083
      5.320% due 12/03/98                                1,200            1,189
New Center Asset Trust
      5.480% due 12/16/98                                  600              593
      5.490% due 12/17/98                                2,500            2,472
Shell Oil Co.
      5.490% due 10/13/98                                1,200            1,198
                                                                     ----------
                                                                         35,205
                                                                     ==========
Repurchase Agreements 3.7%
State Street Bank
      4.750% due 10/01/98                                6,575            6,575
      (Dated 09/30/98. Collateralized by U.S. Treasury
      Note 6.250% 02/28/02 valued at $6,706,625.
      Repurchase proceeds are $6,575,868.)

First Boston
      5.150% due 10/01/98                               10,000           10,000
      (Dated 09/30/98. Collateralized by U.S. Treasury
      Note 4.500% 09/30/00 valued at $10,250,449.
      Repurchase proceeds are $10,001,430.)
                                                                     ----------
                                                                         16,575
                                                                     ==========
U.S. Treasury Bills (b)(g) 0.8%
      4.895% due 10/15/98-02/04/99                       3,735            3,715
                                                                     ----------

Total Short-Term Instruments                                             55,495
(Cost $55,489)                                                       ==========

Total Investments (a) 119.4%                                         $  530,544
(Cost $526,002)

Written Options (e) (0.4%)                                               (1,791)
(Premiums $496)

Other Assets and Liabilities (Net) (19.0%)                              (84,543)
                                                                     ----------
Net Assets 100.0%                                                    $  444,210
                                                                     ==========

                              1998 Semi-Annual Report See accompanying notes  69

Total Return Fund III
September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $      8,238

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (3,696)
                                                                   ------------

Unrealized appreciation-net                                        $      4,542
                                                                   ============
(b) Securities with an aggregate market value of $3,715
have been segregated with the custodian to cover margin
requirements for the following open future contracts at
September 30, 1998:
                                                                     Unrealized
                                                                  Appreciation/
Type                                                 Contracts   (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/01)                            10      $        24
Eurodollar March Futures (03/02)                            29               54
Eurodollar June Futures (06/01)                             10               23
Eurodollar June Futures (06/02)                             29               52
Eurodollar September Futures (09/00)                        10               27
Eurodollar September Futures (09/01)                        29               61
Eurodollar December Futures (12/00)                         10               25
Eurodollar December Futures (12/01)                         29               57
Government of Japan 10 Year Note (12/98)                     6              (13)
U.S. Treasury 5 Year Note (12/98)                          620            2,676
U.S. Treasury 10 Year Note (12/98)                         624            2,318
U.S. Treasury 30 Year Bond (12/98)                         532            1,514
                                                                    -----------
                                                                    $     6,818
                                                                    ===========

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                      Principal
                         Amount                                       Unrealized
                     Covered by        Expiration                  Appreciation/
Type                   Contract             Month                 (Depreciation)
--------------------------------------------------------------------------------
Sell        C$            4,325             10/98                             11

(d) Variable rate security.  The rate listed is as of September 30, 1998.

(e) Premiums received on written options:
                                                                         Market
Type                                            Par    Premiums           Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond December Futures
   Strike @ 130.00 Exp. 11/21/98             $  500     $   224       $   1,320
Put - CBOT U.S. Treasury Bond December Futures
   Strike @ 114.00 Exp. 11/21/98                500         122               8
Call - OTC U.S. Treasury Note
   5.375%  due (07/00)
   Strike @ 100.51 Exp. 02/19/99                100          11             122
Put - OTC U.S. Treasury Note
   5.375% due (07/00)
   Strike @ 99.62 Exp. 02/19/98                 200          22               1
Call - OTC U.S. Treasury Note
   5.250% due (08/03)
   Strike @ 101.25 Exp. 08/20/99                100          37             337
Put - OTC U.S. Treasury Note
   5.250% due (08/03)
   Strike @ 97.97 Exp. 08/20/99                 200          80               3
                                                        -----------------------
                                                        $   496       $   1,791
                                                        =======================

(f) Principal amount denoted in indicated currency:

          A$ -  Australian Dollar
          C$ -  Canadian Dollar
          JY -  Japanese Yen

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Swap agreements outstanding at September 30, 1998:

                                                       Notional      Unrealized
                                                         Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/08                                  JY       580,000     $     (391)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/08                                  JY       377,000           (256)
                                                                    ----------
                                                                    $     (647)
                                                                    ==========

70  PIMCO Funds See accompanying notes

Schedule of Investments

Total Return Mortgage Fund
September 30, 1998 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 25.5%
--------------------------------------------------------------------------------
U.S. Treasury Notes
      6.750% due 04/30/00                           $     700         $     724
      6.250% due 08/31/02                                 250               267
                                                                      ---------
Total U.S. Treasury Obligations                                             991
(Cost $974)                                                           =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 81.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 33.4%
Countrywide Home Loans
      6.750% due 11/25/27                                  70                71
Donaldson, Lufkin & Jenrette
      6.500% due 04/25/24                                  13                13
Federal Home Loan Mortgage Corp.
      5.500% due 06/15/13                                  30                30
      6.153% due 02/01/18 (b)                             231               232
      4.500% due 03/15/21                                 105               103
      3.500% due 12/15/22                                  22                21
      6.500% due 05/15/23                                  99               103
      6.500% due 03/15/24                                  94                98
      8.000% due 06/15/26                                  60                65
Federal National Mortgage Assn.
      5.600% due 11/25/16                                 208               208
      5.000% due 04/25/20                                  71                70
      7.500% due 11/25/20                                  48                48
      7.500% due 03/25/23                                  82                92
      6.656% due 04/25/23 (b)                              25                25
      6.500% due 09/25/23                                  32                32
      6.750% due 09/25/23                                  46                46
Vendee Mortgage
      7.750% due 05/15/22                                  32                37
                                                                      ---------
                                                                          1,294
                                                                      =========
Federal Home Loan Mortgage Corporation 16.4%
      6.000% due 06/01/28-10/14/28 (c)                    442               443
      7.000% due 02/01/27                                 187               192
                                                                      ---------
                                                                            635
                                                                      =========
Federal National Mortgage Association 2.6%
      6.618% due 11/01/18 (b)                              72                74
      7.000% due 11/25/19                                  26                26
                                                                      ---------
                                                                            100
                                                                      =========
Government National Mortgage Association 28.3%
      6.875% due 03/20/16-03/20/27 (b)(c)                 198               203
      6.880% due 02/20/18 (b)                              75                77
      7.000% due 12/20/21-11/20/26 (b)(c)                 260               265
      7.500% due 05/15/27-08/15/27 (c)                    533               552
                                                                      ---------
                                                                          1,097
                                                                      =========
Stripped Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn. (IO)
      7.000% due 12/25/16                                 299                11
                                                                      ---------
Total Mortgage-Backed Securities                                          3,137
(Cost $3,032)                                                         =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.0%
--------------------------------------------------------------------------------
Commercial Paper 2.6%
Federal Home Loan Bank
      5.180% due 10/23/98                                 100               100
Repurchase Agreement 4.4%                                             ---------
State Street Bank
      4.750% due 10/01/98                                 172               172
      (Dated 09/30/98. Collateralized by U.S. Treasury                ---------
      Note 5.750% 10/31/02 valued at $176,550.
      Repurchase proceeds are $172,023.)

Total Short-Term Instruments                                                272
(Cost $272)                                                           =========

Total Investments (a) 113.5%                                          $   4,400
(Cost $4,278)

Other Assets and Liabilities (Net) (13.5%)                                 (526)
                                                                      ---------

Net Assets 100.0%                                                     $   3,874
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     127

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                  (5)
                                                                      ---------

Unrealized appreciation-net                                           $     122
                                                                      =========

(b) Variable rate security. The rate listed is as of September 30, 1998.

(c) Securities are grouped by coupon and represent a range of maturities.


                              1998 Semi-Annual Report See accompanying notes  71

Schedule of Investments

Moderate Duration Fund
September 30, 1998 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 26.4%
--------------------------------------------------------------------------------
Banking & Finance 11.7%
CIT Group, Inc.
      6.200% due 10/20/00                        $      5,000       $     5,083
Citicorp
      6.650% due 05/15/00 (d)                           2,000             2,036
Ford Motor Credit Corp.
      5.813% due 01/17/02 (d)                           5,000             4,979
Korean Export-Import Bank
      6.500% due 10/06/99                               1,580             1,495
NationsBank Corp.
      6.056% due 04/15/03 (d)                           5,000             5,055
Okobank
      7.312% due 09/27/49 (d)                           1,150             1,160
PNC Bank Corp.
      5.606% due 06/01/00 (d)                           8,000             8,001
PSE&G Capital Corp.
      6.740% due 10/23/01                               1,100             1,158
Salomon, Inc.
      6.008% due 07/23/01 (d)                           1,000             1,001
                                                                    -----------
                                                                         29,968
                                                                    ===========
Industrials 11.7%
Amerco, Inc.
      6.890% due 10/15/00                               2,400             2,459
      7.230% due 01/21/27                                 500               559
Building Materials Corp.
      0.000% due 07/01/04 (e)                             250               249
Harris Chemical
     10.250% due 07/15/01                               5,000             5,119
Langdell
      9.978% due 07/30/99 (d)                           5,000             4,975
News America Holdings Corp.
      7.450% due 06/01/00                               3,000             3,087
Occidental Petroleum
      6.400% due 04/01/03                               2,600             2,704
Racers
      6.156% due 01/11/99 (d)                           3,300             3,298
RJR Nabisco
      8.625% due 12/01/02                                 480               502
Sears Roebuck Acceptance
      6.720% due 10/23/02                               3,000             3,167
TCI Communications, Inc.
      5.945% due 09/11/00 (d)                           2,000             1,997
      6.140% due 04/03/02 (d)                             250               253
      7.550% due 09/02/03                                 500               548
      6.690% due 03/31/06                               1,200             1,293
                                                                    -----------
                                                                         30,210
                                                                    ===========
Utilities 3.0%
Beaver Valley Funding Corp.
      8.250% due 06/01/03                                 378               393
      8.625% due 06/01/07                                 690               761
Central Maine Power Co.
      6.106% due 05/04/99 (d)                           2,500             2,500
CMS Energy
      8.125% due 05/15/02                                 750               777
System Energy Resources
      7.710% due 08/01/01                               2,900             3,068
Texas-New Mexico Power
      12.500% due 01/15/99                                200               204
                                                                    -----------
                                                                          7,703
                                                                    -----------
Total Corporate Bonds & Notes                                            67,881
(Cost $67,871)                                                      ===========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.3%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
      5.684% due 06/30/00 (d)                           3,400             3,402
                                                                    -----------
Total U.S. Government Agencies                                            3,402
(Cost $3,397)                                                       ===========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 5.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
      3.625% due 07/15/02 (f)                           3,057             3,071
      3.375% due 01/15/07 (f)                           2,060             2,029
                                                                    -----------
                                                                          5,100
                                                                    ===========
U.S. Treasury Bonds
      11.125% due 08/15/03                              5,300             6,844
                                                                    -----------
U.S. Treasury Notes
      5.625% due 12/31/02                               2,200             2,307
                                                                    -----------
Total U.S. Treasury Obligations                                          14,251
(Cost $14,084)                                                      ===========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 54.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 13.9%
Federal Home Loan Mortgage Corp.
      7.000% due 05/15/04                               1,000             1,051
      6.000% due 12/15/08                               5,759             5,870
      5.500% due 02/15/14                                  58                57
      5.500% due 11/15/15                                 461               461
      6.500% due 10/15/23                               1,245             1,232
      8.500% due 04/15/25                               1,989             2,235
      8.000% due 02/15/27                                 395               425
Federal National Mortgage Assn.
      7.000% due 12/25/99                                 295               296
      6.000% due 03/25/09                               1,309             1,321
      6.500% due 05/18/13                               1,078             1,082
      6.700% due 09/25/15                               1,304             1,302
      6.500% due 01/18/19                               4,300             4,360
      7.000% due 09/25/21                               2,786             2,904
      6.500% due 03/25/23                               2,000             2,039
General Electric Capital Mortgage
      6.000% due 02/25/24                                 449               449
Government National Mortgage Assn.
      7.500% due 04/20/27                               2,223             2,460
PNC Mortgage Securities Corp.
      6.500% due 10/25/28                               5,000             4,897
Prudential Home
      7.000% due 05/25/23                                 591               594
Residential Funding
      7.500% due 06/25/27                                 250               250
      7.000% due 08/25/27                               1,655             1,667
Resolution Trust Corp.
      9.400% due 05/25/24                                 542               541
Securitized Asset Sales, Inc.
      7.410% due 09/25/24                                 240               242
                                                                    -----------
                                                                         35,735
                                                                    ===========
Federal Home Loan Mortgage Corporation 10.5%
      6.500% due 10/14/28                              25,000            25,453
      7.500% due 10/14/28                               1,500             1,545
                                                                    -----------
                                                                         26,998
                                                                    ===========
Federal Housing Administration 4.6%
      7.430% due 04/01/22-06/01/23(c)                  11,436            11,934
                                                                    -----------

Federal National Mortgage Association 19.7%
      6.130% due 09/01/17-08/01/18 (c)(d)               2,131             2,153
      6.131% due 06/01/18-08/01/29 (c)(d)               3,145             3,183
      6.132% due 03/01/29-05/01/36 (c)(d)               2,538             2,572
      6.143% due 05/01/36 (d)                           5,341             5,417
      6.153% due 03/01/33 (d)                             916               927
      6.500% due 08/25/21                              28,509            28,793
      7.500% due 08/01/17-01/01/27(c)                   3,412             3,539
      8.000% due 09/01/26-10/01/26(c)                   3,954             4,113
                                                                    -----------
                                                                         50,697
                                                                    ===========

Government National Mortgage Association 4.7%
      7.000% due 11/20/17-11/20/25 (c)(d)               1,143             1,168
      8.000% due 08/15/25-05/15/27 (c)                  8,554             8,956
      9.000% due 06/15/09                               1,749             1,882
                                                                    -----------
                                                                         12,006
                                                                    ===========

72  PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
Other Mortgage-Backed Securities 0.7%
Paine Webber Mortgage
      7.500% due 07/25/23                        $      1,714       $     1,730
                                                                    -----------
Total Mortgage-Backed Securities                                        139,100
(Cost $140,006)                                                     ===========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 3.2%
--------------------------------------------------------------------------------
Caterpillar Financial Asset Trust
      6.450% due 05/25/03                               2,500             2,521
Chase Manhattan Corp
      7.000% due 04/25/25                               1,000             1,018
EQCC Home Equity Loan Trust
      6.700% due 09/15/08                                 546               552
IMC Home Equity Loan Trust
      5.836% due 03/25/27 (d)                             213               212
LIBOR-Index Certificates
      7.188% due 12/16/01 (d)                             800               800
Norwest Asset Securities Corp
      6.250% due 10/25/13                               3,000             3,018
                                                                    -----------
Total Asset-Backed Securities                                             8,121
(Cost $8,091)                                                       ===========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 9.4%
--------------------------------------------------------------------------------
Commonwealth of Canada
      6.500% due 05/30/00                               2,500             2,571
Hydro Quebec
      7.620% due 04/02/01                               1,000             1,058
      5.813% due 09/29/49 (d)                           5,000             4,250
Republic of Argentina
      6.625% due 03/31/05 (d)                           5,734             4,530
      8.726% due 04/10/05 (d)                           3,000             2,588
United Mexican States
      7.002% due 06/27/02 (d)                          10,000             9,210
                                                                    -----------
Total Sovereign Issues                                                   24,207
(Cost $26,059)                                                      ===========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (g)(h) 7.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
      4.500% due 02/15/16 (f)                  N$         800               421
United Kingdom Gilt
      7.000% due 06/07/02                      BP      11,100            19,925
                                                                    -----------
Total Foreign Currency-Denominated Issues                                20,346
(Cost $19,386)                                                      ===========

--------------------------------------------------------------------------------
PREFERRED STOCK 0.5%
--------------------------------------------------------------------------------
                                                       Shares
El Paso Electric Co.
     12.341%  due 01/01/00                             11,507             1,249
                                                                    -----------
Total Preferred Stock                                                     1,249
(Cost $1,300)                                                       ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 11.1%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                       (000s)
Commercial Paper 10.1%
BellSouth Telecommunications, Inc.
      5.520% due 10/06/98                        $      1,200             1,199
Canadian Wheat Board
      5.530% due 12/16/98                                 200               198
E.I. Du Pont de Nemours
      5.430% due 11/03/98                               8,000             7,960
      5.460% due 12/04/98                                 600               594
Federal Home Loan Mortgage Corporation
      5.450% due 10/09/98                                 100               100
      5.460% due 10/16/98                               3,400             3,392
Ford Motor Credit Corp.
      5.490% due 11/19/98                               1,000               993
      5.390  due 01/08/99                                 200               197
General Electric Capital Corp.
      5.470% due 11/06/98                                 300               298
      5.510% due 11/13/98                                 200               199
      5.520% due 11/13/98                                 400               397
National Rural Utilities Cooperative
      5.500% due 10/19/98                               3,000             2,992
New Center Asset Trust
      5.530% due 10/26/98                                 600               598
      5.510% due 11/19/98                                 300               298
      5.480% due 12/16/98                                 800               791
      5.490% due 12/17/98                                 500               494
Oesterreich Kontrollbank
      5.220% due 11/30/98                               2,800             2,775
Pfizer, Inc.
      5.270% due 10/30/98                               1,500             1,494
Procter & Gamble Co.
      5.310% due 12/28/98                                 300               296
Wisconsin Electric Power & Light
      5.290% due 10/21/98                                 600               598
                                                                    -----------
                                                                         25,863
                                                                    ===========
Repurchase Agreement 0.7%
State Street Bank
      4.750% due 10/01/98                               1,883             1,883
      (Dated 09/30/98. Collateralized by U.S. Treasury              -----------
      Note 5.750% 11/15/00 valued at $1,925,387.
      Repurchase proceeds are $1,883,248.)

U.S. Treasury Bills 0.3% (b)(c)
      4.963% due 10/15/98-12/03/98                        765               762
                                                                    -----------

Total Short-Term Instruments                                             28,508
(Cost $24,419)                                                      ===========

Total Investments (a) 119.4%                                        $   307,065
(Cost $304,619)

Other Assets and Liabilities (Net) (19.4%)                              (49,836)
                                                                    -----------

Net Assets 100.0%                                                   $   257,229
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $     4,797

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,351)
                                                                    -----------

Unrealized appreciation-net                                         $     2,446
                                                                    ===========

(b) Securities with an aggregate market value of $762 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
Type                                                Contracts      Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/98)                         250       $     1,012
U.S. Treasury 10 Year Note (12/98)                        426             2,018
U.S. Treasury 30 Year Bond (12/98)                         63               272
Eurodollar September Futures (09/00)                        8                22
Eurodollar December Futures (12/00)                         8                20
Eurodollar March Futures (03/01)                            8                19
Eurodollar June Futures (06/01)                             8                18
United Kingdom 90 Day LIBOR Future (12/98)                200                55
                                                                    -----------
                                                                    $     3,436
                                                                    ===========

                              1998 Semi-Annual Report See accompanying notes  73

Moderate Duration Fund
September 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
(c) Securities are grouped by coupon and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Security becomes interest bearing at a future date.

(f) Principal amount of the security is adjusted for inflation.

(g) Principal amount denoted in indicated currency:

          BP - British Pound
          N$ - New Zealand Dollar

(h) Foreign forward currency contracts outstanding at September 30, 1998:

                                  Principal
                                     Amount
                                 Covered by        Expiration       Unrealized
Type                               Contract             Month      Appreciation
--------------------------------------------------------------------------------

Sell               N$                 763               12/98      $          3


74  PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount             Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 26.1%
--------------------------------------------------------------------------------
Banking & Finance 11.6%
Associates Corp. of North America
      5.788% due 08/27/01 (d)                    $      1,000       $     1,003
      6.875% due 06/20/02                              20,000            21,258
      6.950% due 08/01/02                               1,000             1,056
AT&T Capital Corp.
      5.950% due 02/16/99                              50,000            50,077
      6.490% due 05/17/99                              10,000            10,055
Banc One Corp.
      7.250% due 08/01/02                                 500               532
BankAmerica Corp.
      7.200% due 09/15/02                                 100               106
      7.875% due 12/01/02                                 100               109
Beneficial Corp.
      6.650% due 09/12/02                               5,000             5,218
      6.575% due 12/16/02                               5,440             5,673
CIT Group, Inc.
      6.200% due 10/20/00                              50,000            50,825
      5.875% due 06/18/01                              10,000            10,136
Citicorp
      9.750% due 08/01/99                                 100               103
Ford Motor Credit Corp.
      5.293% due 04/05/99 (d)                           1,000               997
      7.500% due 11/15/99                                 100               102
      5.968% due 03/21/01 (d)                           3,000             3,017
      6.520% due 08/12/02                              13,000            13,551
General Motors Acceptance Corp.
      7.125% due 05/01/01                              15,000            15,655
      5.520% due 09/19/01 (d)                           5,000             4,973
      5.694% due 12/10/01 (d)                           5,300             5,303
      5.813% due 04/29/02 (d)                           2,000             2,000
      5.788% due 11/12/02 (d)                          17,400            17,380
      5.875% due 01/22/03                                 500               510
Great Western Financial
      8.600% due 02/01/02                               4,000             4,395
Hitachi Credit America
      6.100% due 04/24/01                              25,000            25,472
Household Finance Corp.
      6.490% due 04/09/01                              20,000            20,498
      6.125% due 07/15/02                              10,000            10,222
      7.625% due 01/15/03                              10,849            11,723
Kemper Corp.
      8.800% due 11/01/98                                 100               100
Lehman Brothers, Inc.
      6.120% due 05/14/99 (d)                           5,000             5,005
      7.625% due 07/15/99 (d)                              50                50
      7.110% due 09/27/99                                  45                45
Merrill Lynch & Co.
      6.130% due 04/07/03                               7,770             7,999
New England Educational Loan Marketing
      5.788% due 11/30/99                              20,000            20,021
Okobank
      7.028% due 10/29/49 (d)                             750               756
PaineWebber
      7.000% due 03/01/00                                  50                51
Rothmans Holdings
      6.500% due 05/06/03                              14,000            14,457
Salomon, Inc.
      6.700% due 12/01/98                               1,250             1,252
      7.125% due 08/01/99                               1,050             1,062
      7.750% due 05/15/00                              19,000            19,621
      7.500% due 02/01/03                               3,000             3,211
Salomon, Smith Barney Holdings
      7.875% due 10/01/99                                 100               102
SGE Associates
      8.070% due 07/20/00 (k)                          12,258            12,671
Toyota Motor Credit Corp.
      5.388% due 02/15/02 (h)                          11,600            11,297
Travelers Group, Inc.
      7.300% due 05/15/02                              15,000            15,833
                                                                      ---------
                                                                        405,482
                                                                      =========
Industrials 8.7%
American Home Products Corp.
      7.700% due 02/15/00                                 100               104
AMR Corp.
      8.100% due 11/01/98                               2,000             2,004
      8.730% due 11/02/98                               3,000             3,006
      9.750% due 03/15/00                               5,000             5,317
      9.910% due 03/01/01                               2,500             2,751
      9.440% due 05/15/01                               5,000             5,480
      9.125% due 10/24/01                               1,000             1,100
Century Communications Corp.
      0.000% due 03/15/03 (i)                           5,250             3,721
Delta Air Lines
      7.790% due 12/01/98                               4,449             4,463
      9.800% due 12/16/00                                 250               271
      10.430% due 01/02/11                                850             1,115
Federal-Mogul Corp.
      7.500% due 07/01/04                              28,600            29,270
Ford Motor Co.
      9.000% due 09/15/01                                 500               554
Fred Meyer, Inc.
      7.150% due 03/01/03                              10,500            10,504
Hertz Corp.
      6.625% due 07/15/00                                 100               102
IBM Corp.
      6.375% due 06/15/00                                 100               103
INDSPEC Chemical Corp.
      0.000% due 12/01/03 (i)                           4,625             4,787
ISP Holdings, Inc.
      9.750% due 02/15/02                               3,000             3,180
Langdell
      9.978% due 07/30/99 (d)(k)                        5,000             4,975
Minnesota Mining & Manufacturing Co.
      6.250% due 03/29/99                                 200               201
Noranda, Inc.
      6.563% due 08/18/00 (d)                           1,000             1,010
Occidental Petroleum
      6.400% due 04/01/03                              15,945            16,586
Petroleos Mexicanos
      11.157% due 07/15/05 (d)                          5,000             4,363
Philip Morris Cos., Inc.
      9.000% due 01/01/01                               7,000             7,529
      7.500% due 01/15/02                                 200               213
Racers
      6.156% due 01/11/99 (d)                          10,400            10,394
RJR Nabisco
      8.625% due 12/01/02                               4,000             4,186
Stater Brothers Holdings
      11.000% due 03/01/01                              3,875             4,011
TCI Communications, Inc.
      6.200% due 03/11/03 (d)                           3,000             3,039
Tenet Healthcare Corp.
      7.875% due 01/15/03                               4,300             4,429
      8.625% due 12/01/03                               1,700             1,804
Time Warner, Inc.
      7.975% due 08/15/04                              21,247            23,820
      8.110% due 08/15/06                              42,495            48,939
      8.180% due 08/15/07                              42,495            49,750
Yorkshire Power
      6.154% due 02/25/03                              40,000            40,508
                                                                      ---------
                                                                        303,589
                                                                      =========
Utilities 5.8%
Alabama Power
      7.250% due 08/01/07                                 100               104
California Energy
      9.875% due 06/30/03                               3,750             4,145
      10.250% due 01/15/04                                850               903
Central Maine Power Co.
      6.380% due 02/24/00                              10,000            10,202
Cleveland Electric Illuminating Co.
      8.330% due 10/30/98                               1,500             1,503
      8.170% due 11/30/98                               2,000             2,007
      9.300% due 07/26/99                               1,500             1,543



                              1998 Semi-Annual Report See accompanying notes  75

Low Duration Fund
September 30, 1998 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
CMS Energy
      7.375% due 11/15/00                          $   10,000      $     10,085
      7.625% due 11/15/04                              14,500            14,914
Connecticut Light & Power
      7.750% due 06/01/02                              11,700            12,280
      8.590% due 06/05/03 (k)                          10,000            10,578
Consolidated Natural Gas Co.
      8.750% due 06/01/99                                 400               409
El Paso Electric Co.
      7.250% due 02/01/99                               1,000             1,004
Flag Limited
      8.250% due 01/30/08                               2,000             1,915
Illinois Power Co.
      6.250% due 07/15/02                              10,000            10,309
      6.000% due 09/15/03                              12,500            12,794
Long Island Lighting Co.
      7.300% due 07/15/99                               4,500             4,567
      6.250% due 07/15/01                               4,775             4,930
Louisiana Power & Light Co.
      7.740% due 07/01/02                              10,500            10,719
New Orleans Public Service
      8.000% due 03/01/06                                 400               421
Niagara Mohawk Power
      7.000% due 10/01/00                              22,000            22,270
      7.125% due 07/01/01                               2,000             2,032
      7.250% due 10/01/02                              10,000            10,199
      9.500% due 03/01/21                               1,725             1,835
North Atlantic Energy
      9.050% due 06/01/02                               4,930             5,225
Texas Utilities Co.
      6.750% due 04/01/03                               3,875             4,123
WorldCom, Inc.
      6.125% due 08/15/01                              40,000            41,091
                                                                     ----------
                                                                        202,107
                                                                     ----------
Total Corporate Bonds & Notes                                           911,178
(Cost $883,874)                                                      ==========

--------------------------------------------------------------------------------
  MUNICIPAL BONDS & NOTES 0.4%
--------------------------------------------------------------------------------

New York City Refunding Bonds, Series 1998 B
      5.900% due 08/01/00                              13,000            13,152
                                                                     ----------
Total Municipal Bonds & Notes                                            13,152
(Cost $12,995)                                                       ==========

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 3.1%
--------------------------------------------------------------------------------

Federal Home Loan Bank
      4.350% due 04/19/99 (d)                           3,000             2,988
Federal National Mortgage Assn.
      5.720% due 01/29/01                               2,000             2,003
Small Business Administration
      7.750% due 01/25/13 (d)                           1,012             1,044
      7.250% due 02/25/14 (d)                           1,234             1,282
Student Loan Marketing Assn.
      5.684% due 06/30/00 (d)                          46,000            46,024
      5.650% due 04/25/06 (d)                           4,952             4,934
      5.823% due 04/25/07 (d)                          50,000            49,988
Tennessee Valley Authority
      0.000% due 10/15/98                               1,000               998
                                                                     ----------
Total U.S. Government Agencies                                          109,261
(Cost $109,111)                                                      ==========

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 2.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
      3.625% due 07/15/02 (h)                          94,764            95,209
                                                                     ----------
Total U.S. Treasury Obligations                                          95,209
(Cost $93,871)                                                       ==========

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 67.4%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 8.7%
American Southwest Financial
      5.500% due 06/02/99                               6,906             7,020
Capstead Mortgage Corp.
      7.500% due 02/25/23                                 726               728
Chase Mortgage Financial Corp.
     10.000% due 11/25/09                                 713               736
Citicorp Mortgage Securities, Inc.
      9.500% due 10/25/15                                 355               356
Collateralized Mortgage Obligation Trust
      6.187% due 01/20/03 (d)                              17                17
      7.985% due 05/01/17                              12,743            12,770
      9.500% due 06/25/20                                 503               523
Countrywide
      6.250% due 07/25/09                               1,400             1,420
      6.750% due 06/25/28                              15,103            15,210
      6.250% due 01/25/35 (d)                           9,260             9,284
Dime Savings
      7.119% due 11/01/18 (d)                           2,659             2,452
Donaldson, Lufkin & Jenrette
     11.000% due 08/01/19                               1,347             1,501
      7.978% due 05/25/24 (d)                           2,504             2,541
Federal Home Loan Mortgage Corp.
     10.000% due 09/15/09                                  14                15
     12.500% due 09/30/13                               1,139             1,274
      6.250% due 07/15/14                               4,431             4,447
      7.000% due 04/25/15                                 125               124
     11.000% due 11/30/15                               7,092             8,368
     10.000% due 07/15/19                                 439               487
      5.650% due 11/15/19                                 295               295
      9.000% due 11/15/19                               1,812             1,854
      7.500% due 04/15/20                               2,900             2,970
      8.000% due 04/15/20                               1,746             1,767
     10.000% due 05/15/20                                 330               358
      7.500% due 12/15/20                               2,000             2,040
      9.000% due 12/15/20                               6,284             6,616
      9.500% due 01/15/21                               2,065             2,234
      8.000% due 04/15/21                               2,321             2,415
      9.000% due 05/15/21                                 398               426
Federal National Mortgage Assn.
      8.950% due 05/25/03                                  75                78
      9.000% due 07/25/03                                 567               587
      9.400% due 07/25/03                                 124               131
      5.750% due 02/25/05                               2,027             2,024
      6.875% due 06/25/09                               2,881             2,920
      5.750% due 04/25/16                               1,765             1,761
      8.750% due 05/25/19                                  98               102
      9.300% due 05/25/19                                  23                24
      9.000% due 07/25/19                                 350               358
      9.500% due 03/25/20                               3,038             3,667
      9.500% due 05/25/20                               1,450             1,668
      8.000% due 07/25/20                               1,540             1,543
      9.000% due 03/25/21                               6,246             6,780
      9.000% due 04/25/21                                 218               236
      8.000% due 03/25/22                                 117               120
      5.000% due 01/25/24                                 311               310
      8.500% due 04/01/25                               6,343             6,624
      8.500% due 03/18/27                               3,406             3,444
      6.488% due 02/01/28 (d)                          12,510            12,902
Fleet Mortgage
      7.200% due 10/25/23                                 539               547
General Electric Capital Mortgage
      6.750% due 12/25/12                               6,996             7,110
      6.350% due 03/25/17                               3,705             3,699
      6.500% due 07/25/18                                  38                38
Glendale Federal Savings & Loan
      7.308% due 03/25/30 (d)                           2,063             2,090
Greenwich
      8.719% due 11/25/24 (d)                           1,269             1,334
Homestead Mortgage Acceptance Corp.
     11.450% due 09/01/15                               1,137             1,213


76  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------

Independent National Mortgage Corp.
      8.195% due 11/25/24 (d)                     $     2,673        $    2,773
Mellon Residential Funding Corp.
      6.400% due 05/25/28                               2,661             2,691
NationsBank Corp.
      6.125% due  10/20/13                             40,000            40,038
Nomura Asset Securities Corp.
      6.625% due  01/25/09                              2,830             2,856
Norwest Mortgage
     12.375% due 01/01/14                                 190               196
     12.500% due 02/01/14                                 561               600
     12.250% due 04/01/14                                 310               318
PNC Mortgage Securities Corp.
      6.500% due 02/25/28                              11,969            12,121
Prudential Bache
      6.153% due 09/01/18 (d)                              40                40
      8.400% due 03/20/21                               6,260             6,595
Prudential Home
      6.500% due 02/25/00                                   7                 7
      7.500% due 09/25/07                                 878               912
      7.000% due 11/25/07                                 815               817
      7.000% due 01/25/08                              10,000            10,294
      7.000% due 06/25/23                               3,014             3,099
      6.050% due 04/25/24                                 376               376
Prudential Securities
      8.000% due 12/25/20                                 315               318
Residential Funding
      6.500% due 06/25/08                               3,000             3,024
      6.500% due 04/25/09                                  94                95
      5.899% due 07/01/19 (d)                           1,158             1,136
      7.033% due 09/01/19 (d)                             181               179
Resolution Trust Corp.
      6.817% due 09/25/19 (d)                           1,855             1,853
      6.073% due 01/25/21 (d)                             187               186
      6.518% due 09/25/21 (d)                             843               841
      6.979% due 10/25/21 (d)                             171               172
      6.999% due 10/25/21 (d)                           1,003             1,000
      8.625% due 10/25/21                              21,382            21,357
      7.088% due 03/25/22 (d)                           2,259             2,251
     10.000% due 05/25/22                                  90                91
      6.900% due 02/25/27                               5,539             5,406
      6.113% due 09/27/27 (d)                           2,219             2,187
      9.000% due 09/25/28                                 227               232
      7.647% due 10/25/28 (d)                             133               137
Ryland Acceptance Corp.
      9.450% due 10/01/16                                 167               166
      8.000% due 03/01/18                               2,453             2,545
Salomon Brothers Mortgage Securities
      7.096% due 12/25/17 (d)                           2,391             2,394
      9.549% due 10/25/18 (d)                           3,530             3,817
      8.245% due 03/25/24 (d)                           2,537             2,601
Sears Mortgage
      7.882% due 08/25/23 (d)                             524               536
Securitized Asset Sales, Inc.
      6.750% due 08/25/25                               7,622             7,672
Shearson Lehman
      9.600% due 03/25/21                                 826               824
Union Planters Mortgage Finance Corp.
      6.450% due 01/25/28                               6,000             6,097
                                                                     -----------
                                                                        302,408
                                                                     ===========
Federal Home Loan Mortgage Corporation 22.5%
      4.750% due 06/01/01                                  10                10
      5.500% due 04/01/07                                   3                 3
      5.750% due 01/15/08                               7,820             7,915
      6.000% due 03/01/11-10/14/28 (f)                270,846           270,932
      6.130% due 01/01/17-06/01/17 (d)(f)                 661               669
      6.131% due 11/01/14-06/01/30 (d)(f)               7,547             7,632
      6.143% due 05/01/17 (d)                             195               197
      6.153% due 01/01/30-12/01/30 (d)(f)               3,841             3,888
      6.159% due 02/01/16 (d)                             127               128
      6.166% due 10/01/30 (d)                             391               396
      6.250% due 01/01/20 (d)                             254               257
      6.500% due 04/01/00-10/14/28 (f)                265,683           270,383
      6.750% due 03/01/17 (d)                             306               312
      7.000% due 01/01/17 (d)                              65                66
      7.250% due 07/01/07                                   1                 1
      7.277% due 02/01/20 (d)                           3,550             3,626
      7.496% due 07/01/18 (d)                             566               592
      7.500% due 09/01/06                                 121               122
      7.650% due 12/01/22 (d)                           1,413             1,469
      7.697% due 09/01/23 (d)                             522               544
      7.705% due 06/01/24 (d)                           1,291             1,318
      7.719% due 11/01/22 (d)                           2,617             2,682
      7.737% due 10/01/23 (d)                           2,475             2,558
      7.744% due 11/01/23 (d)                           1,462             1,511
      7.832% due 03/01/24 (d)                             193               202
      7.840% due 01/01/24 (d)                           3,265             3,378
      7.982% due 01/01/24 (d)                           1,682             1,715
      8.000% due 07/01/06-06/01/27 (f)                165,192           170,857
      8.250% due 10/01/07-11/01/07 (f)                     45                47
      8.500% due 07/01/01-11/01/25 (f)                 28,225            29,422
      8.750% due 02/01/01-04/01/02 (f)                     60                63
      9.000% due 05/01/02-07/01/04 (f)                     62                64
      9.250% due 07/01/01                                   5                 5
      9.500% due 03/01/01-12/01/04 (f)                    105               112
      9.750% due 03/01/01-11/01/08 (f)                  1,064             1,137
     10.000% due 04/01/01-04/01/15 (f)                     18                19
     10.500% due 07/01/00-02/01/16 (f)                     86                93
     10.750% due 10/01/00-08/01/11 (f)                    527               574
     11.500% due 10/01/15                                   2                 2
     11.750% due 11/01/10-08/01/15 (f)                     18                20
     14.000% due 09/01/12-04/01/16 (f)                     15                16
     14.500% due 12/01/10                                   6                 7
     15.000% due 08/01/11-12/01/11 (f)                      5                 5
     15.500% due 11/01/11                                   1                 1
                                                                     -----------
                                                                        784,950
                                                                     ===========
Federal Housing Administration 0.4%
      6.950% due 04/01/14                               2,257             2,362
      7.400% due 03/15/19                                 130               134
      7.421% due 11/01/19                                 709               729
      7.430% due 10/01/19-12/01/21 (f)                 11,763            12,286
                                                                     -----------
                                                                         15,511
                                                                     ===========
Federal National Mortgage Association 13.7%
      6.000% due 05/01/11-12/25/20 (f)                    855               859
      6.130% due 06/01/14-07/01/17 (d)(f)               7,341             7,420
      6.131% due 07/01/14-05/01/31 (d)(f)              27,654            27,963
      6.133% due 07/01/24 (d)                           1,473             1,490
      6.134% due 07/01/20 (d)                           1,003             1,014
      6.135% due 02/01/24 (d)                           1,059             1,071
      6.142% due 08/01/29 (d)                             893               903
      6.143% due 05/01/36 (d)                           1,536             1,558
      6.150% due 04/01/18 (d)                           8,010             8,093
      6.153% due 08/01/20 (d)                           1,053             1,065
      6.164% due 06/01/24 (d)                              62                63
      6.175% due 08/01/23 (d)                           1,136             1,149
      6.288% due 04/25/22 (d)                             357               360
      6.500% due 06/01/08-10/14/28 (f)                 39,918            39,280
      6.774% due 01/01/21 (d)                             706               715
      6.956% due 11/01/17 (d)                             483               494
      7.000% due 10/01/01-09/01/07 (f)                    234               239
      7.176% due 11/01/18 (d)                             256               264
      7.245% due 07/01/17 (d)                             826               853
      7.500% due 04/01/24-05/01/24 (f)                 15,051            15,550
      7.683% due 04/01/24 (d)                           3,692             3,835
      7.898% due 01/01/24 (d)                           4,522             4,713
      7.914% due 01/01/24 (d)                              71                75
      7.960% due 07/01/23 (d)                           3,019             3,138
      7.998% due 10/01/24 (d)                           8,491             8,748
      8.000% due 03/01/04-12/01/25 (f)                 11,621            12,089
      8.500% due 03/01/08-08/01/26 (f)                317,932           331,961
     10.000% due 02/01/04-06/01/19 (f)                  2,154             2,330
     10.500% due 06/01/05-11/01/05 (f)                    312               336
     11.000% due 10/01/98-09/01/00 (f)                     11                11
     11.250% due 12/01/10-10/01/15 (f)                    256               287
     11.750% due 01/01/14-01/01/16 (f)                     40                48
     12.000% due 01/01/15-10/01/15 (f)                     10                11
     12.750% due 02/01/14-11/01/14 (f)                     87               102
     13.000% due 07/01/15                                   9                10
     13.250% due 09/01/11                                  20                23
     13.500% due 04/01/14                                   9                11


                              1998 Semi-Annual Report See accompanying notes  77

Low Duration Fund
September 30, 1998 (Unaudited)
                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------

     14.500% due 08/01/14                         $        42        $       51
     15.500% due 10/01/12-12/01/12 (f)                     77                96
     15.750% due 12/01/11                                  41                49
     16.000% due 09/01/12-12/01/12 (f)                     22                28
                                                                     -----------
                                                                        478,355
                                                                     ===========
Government National Mortgage Association 20.2%
      6.000% due 08/20/26 (d)                             824               839
      6.500% due 05/15/23-10/21/28 (d)(f)             277,079           283,153
      6.550% due 11/15/13                                  22                22
      6.875% due 04/20/16-06/20/27 (d)(f)              78,898            80,529
      7.000% due 03/15/11-09/20/26 (d)(f)             159,933           163,234
      7.500% due 02/15/22-01/15/27 (f)                121,603           126,413
      8.000% due 07/15/04-12/15/25 (f)                 44,924            47,478
      8.500% due 04/15/22                                  17                18
      9.750% due 07/15/13-02/15/20 (f)                  1,117             1,222
     11.250% due 10/15/00                                   4                 5
     11.750% due 07/15/13-08/15/15 (f)                    129               145
     12.000% due 06/20/15                                  18                20
     12.250% due 01/15/14-03/15/14 (f)                    279               325
     13.000% due 10/15/13                                  15                17
     13.500% due 05/15/11-11/15/12 (f)                     29                34
     16.000% due 12/15/11-04/15/12 (f)                     71                86
                                                                     -----------
                                                                        703,540
                                                                     ===========
Other Mortgage-Backed Securities 1.2%
First Boston Mortgage Securities Corp.
      8.300% due 08/20/09                                 216               218
Glendale Federal Savings & Loan
     11.000% due 03/01/10                                  20                21
Goldman Sachs Mortgage Securities
      7.750% due 05/19/27                              14,412            15,196
Great Western Savings & Loan
      6.180% due 12/01/17 (d)                             462               460
Home Savings of America
      5.838% due 05/25/27 (d)                           1,863             1,831
      5.901% due 09/25/28 (d)                           1,310             1,296
Imperial Savings & Loan
      8.844% due 07/25/17 (d)                              48                48
      9.900% due 02/25/18                                  53               588
MDC Mortgage Funding
      8.696% due 01/25/25 (d)                             691               715
Resolution Trust Corp.
      7.290% due 05/25/19 (d)                           5,277             5,254
      7.300% due 08/25/19 (d)                           4,945             4,946
     10.334% due 08/25/21 (d)                             822               857
      9.500% due 05/25/24                                 196               195
      6.259% due 10/25/28 (d)                           2,741             2,806
      7.307% due 05/25/29 (d)                           2,972             3,063
Salomon Brothers Mortgage Securities
     11.500% due 09/01/15                                 678               737
      8.046% due 12/25/17 (d)                             305               299
Sears Mortgage
     12.000% due 02/25/14                                 109               109
      7.416% due 10/25/22 (d)                           3,691             3,733
Western Federal Savings & Loan
      6.514% due 06/25/18 (d)                              16                16
      6.631% due 11/25/18 (d)                             147               148
     10.069% due 02/01/20 (d)(k)                           53                55
                                                                     -----------
                                                                         42,591
                                                                     ===========
Stripped Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp. (IO)
      7.000% due 07/15/04                                 314                 4
      6.250% due 09/15/04                               2,416                64
      6.000% due 02/15/06                               3,388               116
      9.982% due 07/15/06                                  49               434
     10.195% due 08/15/06                                  13               154
     11.944% due 12/15/06                                  27               411
      6.000% due 10/15/07                               1,868               129
      6.000% due 02/15/08                               5,649               405
      6.500% due 02/25/13                                 418
      6.500% due 08/25/13                               2,578                45
      7.000% due 08/15/18                               7,321               521
      7.500% due 12/15/18                               4,308                89
      7.000% due 04/15/19                               3,255               144
      6.500% due 05/15/19                              10,341               794
      6.500% due 06/15/19                               9,341               544
     10.496% due 04/15/21                                  22               407
      6.500% due 04/15/22                               6,446               574
      7.000% due 05/15/23                                 637                70
      4.000% due 01/15/24                              20,919             5,274
Federal National Mortgage Assn. (IO)
      6.000% due 07/25/05                               1,476                60
      7.272% due 09/25/06                                  57               728
      6.000% due 02/25/08                               7,233               544
     56.000% due 11/01/08                                  39               148
      0.100% due 03/25/09 (d)                          29,501               478
      6.500% due 03/25/09                              10,898             1,263
      8.815% due 06/25/16                                  48               263
      9.987% due 12/25/18                                  10                51
      7.500% due 03/25/19                               5,928               265
      6.500% due 05/25/19                              10,000             1,133
      6.500% due 04/25/20                              19,608             1,477
      7.000% due 05/25/21                              10,630               798
      8.598% due 02/25/22                                  43               622
      6.500% due 03/25/23                               6,986               748
      4.875% due 03/25/24 (d)                          12,336             1,048
Federal National Mortgage Assn. (PO)
      0.000% due 07/25/22                               2,770             2,700
      0.000% due 09/25/22                                  60                55
Prudential Home (IO)
      0.300% due 04/25/09 (d)                          78,078               486
Resolution Trust Corp. (PO)
      0.000% due 09/25/00                                 555               557
                                                                     -----------
                                                                         23,603
                                                                     -----------
Total Mortgage-Backed Securities                                      2,350,958
(Cost $54,546)                                                       ===========

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 1.1%
--------------------------------------------------------------------------------

Citicorp Mortgage Securities, Inc.
      6.750% due 05/25/28                               6,266             6,433
CMC Securities Corp.
      7.250% due 11/25/27                               8,927             9,250
Delta Air Lines Equipment Trust
     10.430% due 01/02/11                                 960             1,259
Norwest Asset Securities Corp
      6.250% due 10/25/13                              20,000            20,122
SCFC Boat Loan Trust
      7.050% due 04/15/07                                  39                39
United Air Lines Equipment Trust
     10.850% due 02/19/15                               1,500             2,081
                                                                     -----------
Asset-Backed Securities                                                  39,184
(Cost $54,546)                                                       ===========

--------------------------------------------------------------------------------
  SOVEREIGN ISSUES 4.7%
--------------------------------------------------------------------------------

Banco Nacional de Obra y Servicios
      6.875% due 10/01/98                              10,000            10,000
Government of Brazil
      6.625% due 04/15/06 (d)                           2,425             1,382
      6.688% due 04/15/12 (d)                          18,500             9,250
      8.000% due 04/15/14                               6,961             4,133
Hydro Quebec
      9.000% due 03/07/01                               7,000             7,619
Nacional Financiera
      6.250% due 12/03/98 (d)                           1,500             1,500
     10.625% due 11/22/01                               7,500             6,769
Province of Quebec
      5.563% due 10/26/01 (d)                             250               247
Republic of Argentina
      8.750% due 12/13/98                              15,000            14,700
      5.688% due 04/01/00 (d)                             848               669
      6.625% due 03/31/05 (d)                          67,774            53,541
Republic of Korea
      8.031% due 04/07/99 (d)                          40,000            38,350
United Mexican States
      5.820% due 06/28/01                              10,000             8,955
      6.780% due 06/27/02 (d)                           9,000             7,853
                                                                     -----------
Total Sovereign Issues                                                  164,968
(Cost $175,381)                                                      ===========


78  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(g) 1.0%
--------------------------------------------------------------------------------

Commonwealth of Canada
      8.750% due 12/01/05                       C$      1,150     $         924
      4.250% due 12/01/26 (h)                          52,051            35,112
                                                                  --------------
Total Foreign Currency-Denominated Issues                                36,036
(Cost $41,249)                                                    ==============

--------------------------------------------------------------------------------
  PURCHASED CALL OPTIONS 0.2%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
     5.375% due 07/31/00
     Strike @ 99.99 Exp. 02/26/99                $    250,000             4,200
     6.625% due 06/30/01
     Strike @ 96.46 Exp. 11/12/98                      30,000             2,556
Total Purchased Call Options                                      --------------
(Cost $3,075)                                                             6,756
                                                                  ==============

--------------------------------------------------------------------------------
  PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

U.S. Treasury 5 Year Note December Futures (CBOT)
      Strike @ 106.00 Exp. 11/21/98                     2,000                31
                                                                  --------------
Total Purchased Put Options                                                  31
(Cost $73)                                                        ==============

--------------------------------------------------------------------------------
  PREFERRED STOCK 1.8%
--------------------------------------------------------------------------------

                                                       Shares
Home Ownership Funding
      0.133% due 01/01/00                               3,000             3,008
Rhone-Poulenc SA
      2.031% due 01/01/00                              13,000               326
SI Financing Trust
      2.375% due 01/01/00                             806,600            21,577
TCI Communications, Inc.
      2.180% due 01/01/00                           1,000,000            25,438
      2.430% due 01/01/00                             200,000             5,450
      2.500% due 01/01/00                             300,000             8,194
                                                                  --------------
Total Preferred Stock                                                    63,993
(Cost $64,818)                                                    ==============

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 8.7%
--------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                       (000s)

Commercial Paper 6.1%
E.I. Du Pont de Nemours
      5.460% due 11/03/98                        $     20,000            19,900
      5.460% due 12/04/98                              18,400            18,227
Emerson Electric Co.
      5.520% due 10/21/98                              10,000             9,969
Ford Motor Credit Corp.
      5.500% due 10/06/98                              10,000             9,993
      5.520% due 10/16/98                               1,300             1,298
      5.480% due 11/18/98                               2,700             2,675
      5.480% due 12/02/98                              12,000            11,891
      5.390% due 01/08/99                               2,000             1,971
      5.420% due 01/08/99                               1,300             1,281
General Electric Capital Corp.
      5.500% due 11/17/98                               6,000             5,957
      5.490% due 11/19/98                              11,900            11,811
      5.520% due 11/19/98                               4,700             4,665
General Motors Acceptance Corp.
      5.510% due 11/16/98                               6,000             5,958
KFW International Finance, Inc.
      5.930% due 10/28/98                               7,000             6,972
Motorola, Inc.
      5.480% due 12/03/98                              26,000            25,760
National Rural Utilities Cooperative
      5.510% due 10/14/98                               8,600             8,583
      5.540% due 10/20/98                               4,000             3,988
      5.500% due 10/22/98                               9,200             9,170
      5.470% due 11/09/98                               6,000             5,965
New Center Asset Trust
      5.530% due 10/26/98                              16,800            16,736
      5.510% due 11/19/98                               3,900             3,871
      5.480% due 12/16/98                               3,500             3,460
Pfizer, Inc.
      5.500% due 10/20/98                              10,000             9,971
Procter & Gamble Co.
      5.240% due 11/09/98                               8,500             8,452
      5.400% due 12/29/98                               5,100             5,034
Shell Oil Co.
      5.490% due 10/13/98                                 110               110
                                                                  --------------
                                                                  $     213,668
                                                                  ==============
Repurchase Agreements 2.4%
State Street Bank
      4.750% due 10/01/98                              21,333            21,333
      (Dated 09/30/98. Collateralized by U.S.
      Treasury Note 5.750% 08/15/03 valued at
      $21,764,290. Repurchase proceeds are
      $21,335,815.)

First Boston
      5.150% due 10/01/98                              64,000            64,000
      (Dated 09/30/98. Collateralized by U.S.
      Treasury Note 4.500% 09/30/00 valued at
      $65,599,256. Repurchase proceeds are
      $64,009,156.)                                               --------------
                                                                         85,333
                                                                  ==============
U.S. Treasury Bills (b)(f) 0.2%
      4.984% due 10/15/98-12/03/98                      5,315             5,296
                                                                  --------------
Total Short-Term Instruments                                            304,297
(Cost $304,271)                                                   ==============


Total Investments (a) 117.2%                                      $   4,095,023
(Cost $4,054,100)

Written Options (e) (0.0%)                                               (3,013)
(Premiums $859)

Other Assets and Liabilities (Net) (17.2%)                             (599,807)
                                                                  --------------
Net Assets 100.0%                                                 $   3,492,203
                                                                  ==============

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $      68,350

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (27,427)
                                                                  --------------

Unrealized appreciation-net                                       $      40,923
                                                                  ==============


                              1998 Semi-Annual Report See accompanying notes  79

Low Duration Fund
September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $5,296 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:


                                                                      Unrealized
Type                                                Contracts       Appreciation
--------------------------------------------------------------------------------
Eurodollar September Futures (09/00)                      950     $        2,491
Eurodollar December Futures (12/00)                     1,380              3,508
Eurodollar March Futures (03/01)                        1,380              3,381
Eurodollar June Futures (06/01)                         1,880              4,268
Eurodollar September Futures (09/01)                      440                913
Eurodollar December Futures (12/01)                       440                847
Eurodollar March Futures (03/02)                          440                814
Eurodollar June Futures (06/02)                           440                770
United Kingdom 90 Day LIBOR (03/99)                       500                174
United Kingdom 90 Day LIBOR (06/99)                    12,500                382
                                                                  --------------
                                                                  $       17,548
                                                                  ==============

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                Principal
                                   Amount
                               Covered by            Expiration       Unrealized
Type                             Contract                 Month     Appreciation
--------------------------------------------------------------------------------
Sell               C$              53,696                 10/98   $          132

(d) Variable rate security. The rate listed is as of September 30, 1998.

(e) Premiums received on written options:

Type                                           Par    Premium              Value
--------------------------------------------------------------------------------
Put - OTC U.S. Treasury Note
      5.375% due 07/00
      Strike @ 99.66 Exp. 02/19/98    $      5,000   $    546     $           30
Call - OTC U.S. Treasury Note
      5.375% due 07/00
      Strike @ 100.53 Exp. 02/26/99          2,500        313              2,983
                                                     ---------------------------
                                                     $    859     $        3,013
                                                     ===========================

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount denoted in indicated currency:

          C$ - Canadian Dollar

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Swap agreements outstanding at September 30, 1998:

                                              Fixed    Notional      Unrealized
Type                                       Rate (%)      Amount    Appreciation
-------------------------------------------------------------------------------
Receive the 10-year Swap Spread
and pay a fixed rate. The 10-year Swap
Spread is the difference between the
10-year Swap Rate and the 10-year
Treasury Rate.

Broker: Merrill Lynch
Exp. 05/02/02                                0.3700    $ 24,000   $         393

(k) Restricted security.


80  PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund II
September 30, 1998 (Unaudited)
                                                      Principal
                                                        Amount            Value
                                                        (000s)           (000s)

--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 32.4%
--------------------------------------------------------------------------------

Banking & Finance 25.0%
Associates Corp. of North America
   6.750% due 07/15/01                           $      20,000    $      20,815
Banponce Corp.
   6.880% due 06/16/00                                   2,390            2,455
Bear Stearns
   5.350% due 08/25/00 (c)                              10,000            9,995
CIT Group, Inc.
   6.200% due 10/20/00                                  15,000           15,248
General Motors Acceptance Corp.
   6.625% due 01/10/02                                   4,000            4,175
   5.875% due 01/22/03                                   4,000            4,080
   7.125% due 05/01/01                                   4,000            4,175
   7.625% due 05/05/03                                   1,100            1,200
Goldman Sachs & Co.
   5.867% due 01/25/01 (c)                              10,000           10,006
Hitachi Credit America
   6.100% due 04/24/01                                  20,000           20,377
Household Finance Corp.
   6.700% due 06/15/02                                   2,525            2,635
Lehman Brothers, Inc.
   5.894% due 01/18/00 (c)                              10,000            9,929
                                                                  --------------
                                                                        105,090
                                                                  ==============
Industrials 6.1%
Philip Morris Cos., Inc.
   9.000% due 01/01/01                                   4,316            4,642
Sears Roebuck Acceptance
   6.720% due 10/23/02                                  20,000           21,116
                                                                  --------------
                                                                         25,758
                                                                  ==============
Utilities 1.3%
Pennsylvania Electric Co.
   7.430% due 07/15/02                                   5,000            5,386
                                                                  --------------
Total Corporate Bonds & Notes                                           136,234
(Cost $133,937)                                                   ==============

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 2.6%
--------------------------------------------------------------------------------

Federal National Mortgage Assn.
   7.500% due 02/11/02                                     175              190
   6.150% due 12/14/01                                     475              476
Student Loan Marketing Assn.
   5.823% due 04/25/07 (c)                              10,000            9,998
                                                                  --------------
Total U.S. Government Agencies                                           10,664
(Cost $10,655)                                                    ==============

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 66.6%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 10.9%
American Southwest Financial
   7.500% due 10/01/18                                     930              953
Capstead Mortgage Corp.
   7.500% due 02/25/23                                     701              704
Citicorp Mortgage Securities, Inc.
   9.500% due 10/25/15                                     266              267
CMC Securities Corp.
   7.753% due 04/25/25 (c)                               2,967            2,977
Collateralized Mortgage Securities Corp.
  11.880% due 04/01/15                                     210              214
Donaldson, Lufkin & Jenrette
   7.978% due 05/25/24 (c)                               1,171            1,188
Federal Home Loan Mortgage Corp.
  12.900% due 05/01/14                                     272              298
   9.250%due10/25/18                                       122              129
   7.000%due08/25/22                                        90               90
Federal National Mortgage Assn.
   8.000% due 11/25/23                                   7,588            7,805
General Electric Capital Mortgage
   6.750% due 12/25/12                                   7,360            7,475
Kidder Peabody Acceptance Corp.
   7.150% due 04/25/25                                     832              840
Lomas & Nettleton
  12.000% due 03/17/14                                     140              148
Residential Asset Securitization Trust
   9.000% due 07/25/26                                   1,013            1,017
Residential Funding
   7.500% due 10/25/22                                   1,451            1,537
Resolution Trust Corp.
   6.999% due 10/25/21 (c)                                 251              250
   7.647% due 10/25/28 (c)                               4,265            4,393
Ryland Acceptance Corp.
  14.000% due 11/25/31                                     132              146
Salomon Brothers Mortgage Securities
   7.605% due 11/25/22 (c)                               1,951            1,991
Union Planters Mortgage Finance Corp.
   6.600% due 01/25/28                                  13,000           13,435
                                                                  --------------
                                                                         45,857
                                                                  ==============

Federal Home Loan Mortgage Corporation 14.5%
   6.000% due 05/15/22-10/14/28 (d)                     14,870           14,921
   6.500% due 07/15/17-10/14/28 (d)                     31,252           31,818
   7.655% due 07/01/23 (c)                               1,223            1,255
   8.000% due 03/01/25-12/01/25 (d)                     11,501           11,892
   8.500% due 06/01/09-10/01/10 (d)                        856              889
  10.500% due 09/01/15-12/01/18 (d)                         66               73
                                                                  --------------
                                                                         60,848
                                                                  ==============

Federal Housing Administration 0.5%
   7.200% due 05/01/09                                   1,990            2,063
                                                                  --------------
Federal National Mortgage Association 17.8%
   6.130% due 01/01/17-07/01/17 (c)(d)                   3,684            3,723
   6.131% due 01/01/27-12/01/27 (c)(d)                  25,098           25,389
   6.132% due 05/01/36 (c)                               1,943            1,971
   6.138% due 05/01/36 (c)                               4,857            4,926
   6.142% due 08/01/29 (c)                               2,260            2,286
   6.143% due 05/01/36 (c)                               6,289            6,378
   6.150% due 09/25/16-01/01/17 (c)(d)                  10,361           10,442
   6.153% due 08/01/20 (c)                               2,520            2,547
   6.381% due 12/01/28 (c)                                 928              944
   7.618% due 01/01/24 (c)                               1,398            1,425
   8.500% due 01/01/26-10/01/25 (c)                     13,020           13,596
  10.500% due 05/01/12                                   1,141            1,259
                                                                  --------------
                                                                         74,886
                                                                  ==============
Government National Mortgage Association 22.2%
   6.500% due 08/15/23-10/21/28 (d)                     24,150           24,693
   6.875% due 04/20/22-06/20/25 (c)(d)                  26,664           27,221
   7.000% due 07/20/23-10/20/25 (c)(d)                  30,140           30,660
   7.500% due 02/15/22-12/15/22 (d)                      7,701            8,011
   8.000% due 03/15/23-10/15/26 (d)                      1,856            1,945
   9.000% due 07/20/16-12/20/17 (d)                        855              915
                                                                  --------------
                                                                         93,445
                                                                  ==============
Other Mortgage-Backed Securities 0.7%
Guardian
   7.765% due 07/25/19 (c)                                 124              122
Resolution Trust Corp.
   7.290% due 05/25/19 (c)                               1,147            1,142
Sears Mortgage
   6.500% due 03/25/17                                      67               66
   7.416% due 10/25/22 (c)                               1,538            1,555
                                                                  --------------
                                                                          2,885
                                                                  --------------
Total Mortgage-Backed Securities                                        279,984
(Cost $276,892)                                                   ==============

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 5.6%
--------------------------------------------------------------------------------

Conti Mortgage Home Equity Loan Trust
   6.190% due 10/15/11 (c)                                 276              276
Countrywide Home Loans
   7.500% due 09/25/27                                  20,000           20,745
Norwest Asset Securities Corp.
   6.250% due 10/25/13                                   2,700            2,716
                                                                  --------------
Total Asset-Backed Securities                                            23,737
(Cost $23,340)                                                    ==============


                              1998 Semi-Annual Report See accompanying notes  81

Low Duration Fund II
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.2%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
   6.625% due 06/30/01
   Strike @ 96.46 Exp. 11/12/98                 $       10,000   $          852
                                                                 ---------------
Total Purchased Call Options                                                852
(Cost $739)                                                      ===============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 9.6%
--------------------------------------------------------------------------------

Commercial Paper 8.3%
E.I. Du Pont de Nemours
   5.270% due 10/29/98                                   3,000            2,988
Federal Home Loan Mortgage Corp.
   5.460% due 10/16/98                                   3,000            2,993
Florida Power Corp.
   5.230% due 11/03/98                                   4,300            4,279
Ford Motor Credit Corp.
   5.490% due 11/18/98                                   4,900            4,864
   5.490% due 11/19/98                                   2,000            1,985
General Electric Capital Corp.
   5.470% due 11/06/98                                     800              796
   5.470% due 12/16/98                                   2,500            2,472
IBM Credit Corp.
   5.220% due 11/18/98                                     700              695
National Rural Utilities Cooperative
   5.540% due 10/20/98                                   5,800            5,783
   5.480% due 11/19/98                                   2,800            2,779
New Center Asset Trust
   5.530% due 10/26/98                                   2,000            1,992
   5.470% due 11/02/98                                     100              100
   5.510% due 11/19/98                                   1,300            1,290
   5.520% due 11/19/98                                     400              397
   5.490% due 12/17/98                                   1,500            1,483
                                                                 ---------------
                                                                         34,896
                                                                 ===============
Repurchase Agreement 1.2%
State Street Bank
   4.740% due 10/01/98                                   4,898            4,898
   (Dated 09/30/98. Collateralized by U.S. Treasury              ---------------
   Note 6.250% 02/28/02 valued at $4,999,484.
   Repurchase proceeds are $4,898,646.)

U.S. Treasury Bills (b)(d) 0.1%
   4.978% due 10/15/98-12/03/98                            580              577
                                                                 ---------------

Total Short-Term Instruments                                             40,371
(Cost $40,369)                                                   ===============

Total Investments (a) 117.0%                                     $      491,842
(Cost $485,932)

Other Assets and Liabilities (Net) (17.0%)                              (71,585)
                                                                 ---------------

Net Assets 100.0%                                                $      420,257
                                                                 ===============

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                   $        6,191

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (281)
                                                                 ---------------

Unrealized appreciation-net                                      $        5,910
                                                                 ===============

(b) Securities with an aggregate market value of $577
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 1998:
                                                                     Unrealized
Type                                                 Contracts     Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/98)                          218   $          747
Eurodollar March Futures (03/01)                           110              272
Eurodollar June Futures (06/01)                            110              259
Eurodollar September Futures (09/00)                       110              297
Eurodollar December Futures (12/00)                        110              279
                                                                 ---------------
                                                                 $        1,854
                                                                 ===============

(c) Variable rate security. The rate listed is as of September 30, 1998.

(d) Securities are grouped by coupon and represent a range of maturities.



82 PIMCO Funds See accompanying notes

Schedule of Investments

Low Duration Fund III
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 20.8%
--------------------------------------------------------------------------------

Banking & Finance 14.6%
BankAmerica Corp.
   8.125% due 02/01/02                            $      1,000    $       1,083
General Motors Acceptance Corp.
   5.772% due 01/08/02(c)                                1,000            1,000
Goldman Sachs & Co.
   5.662% due 01/27/00(c)                                  665              665
   6.200% due 12/15/00                                     500              514
Salomon, Inc.
   7.750% due 05/15/00                                     325              336
                                                                  --------------
                                                                          3,598
                                                                  ==============
Utilities 6.2%
Commonwealth Edison
   5.560% due 06/15/02(c)                                  500              500
Niagara Mohawk Power
   7.125% due 07/01/01                                   1,000            1,016
                                                                  --------------
                                                                          1,516
                                                                  --------------
Total Corporate Bonds & Notes                                             5,114
(Cost $5,071)                                                     ==============

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 3.1%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
   5.727% due 10/25/05(c)                                  760              756
                                                                  --------------
Total U.S. Government Agencies                                              756
(Cost $757)                                                       ==============

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 60.8%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation 1.0%
   8.750% due 10/01/01                                     244              250
Federal National Mortgage Association 24.0%
   6.130% due 12/01/23-01/01/24(c)(d)                    2,862            2,894
   6.131% due 08/01/20-02/01/21(c)(d)                      229              231
   6.150% due 11/01/16-06/01/17(c)(d)                    1,057            1,067
   6.175% due 01/01/23(c)                                  152              154
   8.500% due 03/01/25-05/01/25(c)(d)                    1,495            1,561
                                                                  --------------
                                                                          5,907
                                                                  ==============
Government National Mortgage Association 35.8%
   6.500% due 10/21/28                                   2,700            2,760
   6.875% due 06/20/27(c)                                1,519            1,550
   8.500% due 10/20/26-06/20/27(d)                       4,273            4,490
                                                                  --------------
                                                                          8,800
                                                                  --------------
Total Mortgage-Backed Securities                                         14,957
(Cost $14,820)                                                    ==============

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 5.8%
--------------------------------------------------------------------------------

Government of Brazil
   6.625% due 04/15/06(c)                                  970              553
United Mexican States
   6.780% due 06/27/02(c)                                1,000              873
                                                                  --------------
Total Sovereign Issues                                                    1,426
(Cost $1,456)                                                     ==============

--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.9%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
   5.750% due 11/30/02
   Strike @ 94.39 Exp. 12/02/98                          2,000              213
                                                                  --------------
Total Purchased Call Options                                                213
(Cost $159)                                                       ==============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 17.9%
--------------------------------------------------------------------------------

Commercial Paper 16.6%
Coca-Cola Co.
   5.420% due 11/06/98                                     500              497
E.I. Du Pont de Nemours
   5.530% due 10/20/98                                   1,000              997
Federal Home Loan Mortgage Corp.
   5.460% due 10/02/98                                     200              200
   5.460% due 10/16/98                                     600              599
   5.400% due 11/06/98                                     100               99
General Electric Capital Corp.
   5.460% due 11/13/98                                     800              795
   5.470% due 12/17/98                                     200              198
Motorola, Inc.
   5.540% due 10/22/98                                     200              199
Oesterreich Kontrollbank
   5.220% due 11/30/98                                     300              297
Shell Oil Co.
   5.490% due 10/13/98                                     200              200
                                                                  --------------
                                                                          4,081
                                                                  ==============
Repurchase Agreement 1.2%
State Street Bank
   4.750% due 10/01/98                                     287              287
   (Dated 09/30/98. Collateralized by U.S. Treasury               --------------
   Bond 8.125% 08/1521 valued at $297,842
   Repurchase proceeds are $287,038.)

U.S. Treasury Bills (b)(d) 0.1%
   4.936% due 10/15/98-12/03/98                             40               40
                                                                  --------------

Total Short-Term Instruments                                              4,408
(Cost $4,408)                                                     ==============

Total Investments (a) 109.3%                                      $      26,874
(Cost $26,671)

Other Assets and Liabilities (Net) (9.3%)                               (2,295)
                                                                  --------------

Net Assets 100.0%                                                 $      24,579
                                                                  ==============

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                          $         314

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                 (111)
                                                                  --------------

Unrealized appreciation-net                                       $         203
                                                                  ==============

(b) Securities with an aggregate market value of $40 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1998:

                                                                     Unrealized
Type                                                  Contracts    Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (12/98)                           20    $          79
U.S. Treasury 10 Year Note (12/98)                          24              112
                                                                  --------------
                                                                  $         191
                                                                  ==============

(c) Variable rate security. The rate listed is as of September 30, 1998.

(d) Securities are grouped by coupon and represent a range of maturities.


                               1998 Semi-Annual Report See accompanying notes 83

Schedule of Investments

Low Duration Mortgage Fund
September 30, 1998 (Unaudited)
                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 2.6%
--------------------------------------------------------------------------------

Banking & Finance 2.6%
Heller Financial, Inc.
   5.830% due 09/25/00(b)                         $        100    $         100
                                                                  --------------
Total Corporate Bonds & Notes                                               100
(Cost $100)                                                       ==============

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 2.6%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
   3.625% due 07/15/02(d)                                  102              102
                                                                  --------------
Total U.S. Treasury Obligations                                             102
(Cost $101)                                                       ==============

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 117.2%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 38.7%
Federal Home Loan Mortgage Corp.
   8.000% due 11/15/26                                     231              254
Federal National Mortgage Assn.
   4.000% due 01/25/22                                     388              368
   8.000% due 07/25/22                                     597              648
   6.500% due 09/25/23                                     249              245
                                                                  --------------
                                                                          1,515
                                                                  ==============
Federal Housing Administration 4.5%
   7.430% due 03/01/22                                     171              177
                                                                  --------------
Federal National Mortgage Association 5.7%
   6.142% due 08/01/29(b)                                  218              221
                                                                  --------------
Government National Mortgage Association 68.3%
   6.875% due 02/20/18-06/20/25(b)(c)(e)                 1,132            1,159
   7.000% due 12/20/17-07/20/18(b)(c)(e)                 1,235            1,259
   7.375% due 05/20/16(b)                                  116              119
  11.250% due 07/20/15                                     124              138
                                                                  --------------
                                                                          2,674
                                                                  --------------
Total Mortgage-Backed Securities                                          4,588
(Cost $4,499)                                                     ==============

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 7.7%
--------------------------------------------------------------------------------

Money Store Home Equity Trust
   6.345% due 11/15/21                                     100              101
Norwest Asset Securities Corp
   6.250% due 10/25/13                                     200              201
                                                                  --------------
Total Asset-Backed Securities                                               302
(Cost $300)                                                       ==============

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------

Commercial Paper 2.6%
Federal Home Loan Mortgage Corp.
   5.440% due 10/06/98                                     100              100
                                                                  --------------

Repurchase Agreement 3.5%
State Street Bank
   4.750% due 10/01/98                                     139              139
   (Dated 09/30/98. Collateralized by U.S. Treasury               --------------
   Note 6.750% 04/30/00 valued at $143,176.
   Repurchase proceeds are $139,018.)

Total Short-Term Instruments                                                239
(Cost $239)                                                       ==============


Total Investments (a) 136.2%                                      $       5,331
(Cost $5,239)

Other Assets and Liabilities (Net) (36.2%)                               (1,417)
                                                                  --------------

Net Assets 100.0%                                                 $       3,914
                                                                  ==============


Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $          95

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (3)
                                                                  --------------

Unrealized appreciation-net                                       $          92
                                                                  ==============

(b) Variable rate security. The rate listed is as of September 30, 1998.

(c) Securities are grouped by coupon and represent a range of maturities.

(d) Principal amount of the security is adjusted for inflation.

(e) Reverse repurchase agreements were entered into September 24, 1998 for maturity November 23, 1998 paying interest at 5.47%. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                  Maturity            Value
-------------------------------------------------------------------------------
Government National Mortgage Assn. 6.875%             05/20/25    $         487
Government National Mortgage Assn. 7.000%             07/20/25              437
Government National Mortgage Assn. 7.000%             08/20/25              369
                                                                  --------------
                                                                  $       1,293
                                                                  ==============


84 PIMCO Funds See accompanying notes

Schedule of Investments

Short-Term Fund
September 30, 1998 (Unaudited)


                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 23.5%
--------------------------------------------------------------------------------
Banking & Finance 16.7%
AT&T Capital Corp.
   5.850% due 01/05/99                                $ 3,585          $  3,588
Bankers Trust
   5.788% due 05/11/03 (d)                             11,000            11,019
Capital One Bank
   6.740% due 05/31/99                                    875               880
Caterpillar Financial
   5.400% due 04/01/99 (d)                              2,000             2,002
Chrysler Financial Corp.
   5.625% due 01/15/99                                    570               570
Dean Witter Discover
   5.938% due 02/13/01 (d)                              5,000             5,009
Donaldson, Lufkin & Jenrette
   6.438% due 01/05/99 (d)                                613               614
Ford Motor Credit Corp.
   5.480% due 11/09/98 (d)                              2,600             2,600
   5.330% due 03/23/99 (d)                              1,000               999
   5.293% due 04/05/99 (d)                              1,500             1,496
   7.750% due 10/01/99                                  1,795             1,835
General Motors Acceptance Corp.
   8.400% due 10/15/99                                  2,450             2,525
   5.772% due 01/08/02 (d)                              1,000               999
   5.788% due 08/18/03 (d)                              1,575             1,575
Goldman Sachs & Co.
   5.748% due 07/31/00 (d)                              8,000             8,005
Heller Financial, Inc.
   5.738% due 07/06/99 (d)                             15,000            15,002
Lehman Brothers, Inc.
   5.040% due 09/01/99 (d)                              3,000             3,000
Residential Funding
   7.546% due 12/01/18 (d)                              1,810             1,846
Salomon, Inc.
   6.030% due 02/11/99                                    500               501
Salomon, Smith Barney Holdings
   3.650% due 02/14/02 (g)                              3,087             3,000
                                                                       --------
                                                                         67,065
                                                                       ========
Industrials 3.3%
Air Canada
   6.425% due 07/31/05 (d)                              2,000             1,658
Amerco, Inc.
   6.890% due 10/15/00                                  5,000             5,123
COFIRI International, Inc.
   5.987% due 10/27/00 (d)                              2,000             1,995
Maytag Corp.
   8.875% due 07/15/99                                    500               514
Occidental Petroleum
   5.900% due 11/09/98                                  1,100             1,099
Sears Roebuck & Co.
   5.492% due 03/10/99 (d)                              3,000             3,000
                                                                       --------
                                                                         13,389
                                                                       ========
Utilities 3.5%
Bridas Corp.
  10.250% due 12/07/98                                  9,950            10,025
Niagara Mohawk Power
   9.990% due 05/11/04                                  1,500             1,518
System Energy Resources
   7.625% due 04/01/99                                  2,500             2,523
                                                                       --------
                                                                         14,066
                                                                       --------
Total Corporate Bonds & Notes                                            94,520
(Cost $94,498)                                                         ========


--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 4.7%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   5.702% due 04/25/04 (d)                              3,761             3,761
   5.823% due 04/25/07 (d)                             15,000            14,996
                                                                       --------
Total U.S. Government Agencies                                           18,757
(Cost $18,756)                                                         ========

-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 56.0%
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations 34.0%
Dime Savings
   7.119% due 11/01/18 (d)                           $    415          $    382
Donaldson, Lufkin & Jenrette
   6.460% due 10/17/20 (d)                              1,029             1,060
   7.795% due 09/01/21 (d)                                 59                60
   7.040% due 06/25/22 (d)                                367               369
   7.447% due 05/25/23 (d)                                391               395
Federal Home Loan Mortgage Corp.
   6.210% due 02/25/00                                  5,000             5,000
   6.000% due 03/15/05                                  2,978             3,000
   6.000% due 02/15/07                                  1,375             1,387
   5.750% due 10/15/16                                    204               205
Federal National Mortgage Assn.
   6.500% due 10/18/06                                  1,600             1,613
   6.000% due 02/25/08                                  2,350             2,377
   5.661% due 07/25/08 (d)                              2,397             2,388
   5.800% due 08/25/15                                  1,390             1,397
   6.000% due 08/18/16                                 47,726            48,217
   5.875% due 03/25/18                                    288               289
   7.000% due 05/25/18                                 12,500            12,633
   5.850% due 05/25/19                                  3,638             3,700
   6.000% due 06/25/20                                    959               962
   5.000% due 02/25/22                                    324               324
First Plus Home Loan Trust
   6.060% due 11/10/11                                  5,000             5,046
General Electric Capital Mortgage
   6.750% due 12/25/12                                 14,719            14,949
Greenwich
   7.661% due 04/25/22 (d)                                167               170
   7.127% due 10/25/22 (d)                                112               113
Housing Securities, Inc.
   6.000% due 02/25/08                                  4,534             4,557
NationsBank Corp.
   6.125% due 10/20/13                                 20,000            20,019
Prudential Bache
   6.153% due 09/01/18 (d)                                 40                40
Prudential Home
   6.950% due 11/25/22                                    233               238
Resolution Trust Corp.
   6.941% due 06/25/24 (d)                                458               457
Structured Asset Securities Corp.
   7.000% due 01/20/21                                  5,271             5,330
Structured Mortgage Asset Residential Trust
   6.500% due 08/25/21                                    461               464
                                                                       --------
                                                                        137,141
                                                                       ========
Federal Home Loan Mortgage Corporation 0.8%
   6.250% due 10/15/16                                  3,000             3,020
                                                                       --------
Federal National Mortgage Association 9.1%
   6.000% due 12/18/14                                 11,994            12,056
   6.150% due 09/25/16                                 14,131            14,236
   8.500% due 01/01/26                                  3,300             3,446
   8.000% due 06/01/27                                  6,552             6,810
   6.143% due 05/01/36 (d)                                 18                18
                                                                       --------
                                                                         36,566
                                                                       ========
Government National Mortgage Association 11.4%
   7.000% due 08/20/25-11/20/26 (d)(f)                    773            31,581
   8.500% due 06/20/27                                 13,417            14,062
                                                                       --------
                                                                         45,643
                                                                       ========
Other Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn.
   1.000% due 06/25/23                                    129               127
First Nationwide Trust
   6.722% due 10/25/18 (d)                                 30                30
Resolution Trust Corp.
   6.756% due 05/25/29 (d)                                938               954
                                                                       --------
                                                                          1,111
                                                                       ========



                              1998 Semi-Annual Report See accompanying notes  85

Short-Term Fund
September 30, 1998 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/19                               $  8,000          $    565
Federal National Mortgage Assn. (IO)
   7.000% due 07/25/06                                  2,346               234
   6.500% due 12/25/06                                  5,810               412
   6.500% due 06/25/17                                  3,028               189
   6.500% due 10/25/23                                  2,379               272
                                                                       --------
                                                                          1,672
                                                                       --------
Total Mortgage-Backed Securities                                        225,153
(Cost $224,204)                                                        ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.8%
--------------------------------------------------------------------------------
Bear Asset Trust Securities
   6.686% due 06/15/03 (d)                              8,046             8,101
Columbia HCA Healthcare
   6.475% due 06/16/99                                  8,231             8,209
Community Trust Bancorp, Inc.
   6.500% due 09/15/03                                  2,833             2,853
Green Tree Financial Group
   6.420% due 04/15/28                                  3,907             3,926
Nafin Finance Trust II
   8.356% due 03/31/99 (d)                                 26                25
                                                                       --------
Total Asset-Backed Securities                                            23,114
(Cost $23,043)                                                         ========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.7%
--------------------------------------------------------------------------------
Government of Brazil
   6.750% due 01/01/01 (d)                                544               458
   6.625% due 04/15/06 (d)                              5,820             3,317
Republic of Argentina
   6.625% due 03/31/05 (d)                              6,110             4,827
United Mexican States
   7.002% due 06/27/02 (d)                              7,000             6,447
                                                                       --------
Total Sovereign Issues                                                   15,049
(Cost $15,569)                                                         ========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 1.1%
--------------------------------------------------------------------------------
Commonwealth of Canada
   4.250% due 12/01/26 (g)                         C$   2,290             1,545
Commonwealth of New Zealand
   4.500% due 02/15/16 (g)                         N$   5,400             2,842
                                                                       --------
Total Foreign Currency-Denominated Issues                                 4,387
(Cost $5,233)                                                          ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 8.3%
--------------------------------------------------------------------------------
Commercial Paper 0.2%
Pfizer, Inc.
   5.270% due 10/30/98                              $     700               697
                                                                       --------
Repurchase Agreements 8.1%
State Street Bank
   4.750% due 10/1/98                                  10,558            10,558
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 6.625% 03/31/02 valued at $10,770,467.
   Repurchase proceeds are $10,559,393.)

First Boston
   5.150% due 10/1/98                                  22,000            22,000
   (Dated 09/30/98. Collateralized by U.S. Treasury
   Note 4.500% 09/30/00 valued at $22,550,184.
   Repurchase proceeds are $22,003,147.)
                                                                       --------
                                                                         32,558
                                                                       ========
U.S. Treasury Bills (b) 0.0%
   4.925% due 12/03/98                                     10                10
                                                                       --------

Total Short-Term Instruments                                             33,265
(Cost $33,265)                                                         ========


Total Investments (a) 103.1%                                           $414,245
(Cost $414,568)

Other Assets and Liabilities (Net)(3.1%)                                (12,466)
                                                                       --------

Net Assets 100.0%                                                      $401,779
                                                                       ========


Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $ 2,634

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (2,957)
                                                                       -------

Unrealized depreciation-net                                            $  (323)
                                                                       =======

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
Type                                                Contracts      Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (12/98)                          11           $    10

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                 Principal
                                    Amount                           Unrealized
                                Covered by           Expiration   Appreciation/
Type                              Contract                Month  (Depreciation)
--------------------------------------------------------------------------------
Sell              C$                 2,390                10/98        $     6
Sell              N$                 5,404                12/98            (48)
                                                                       -------
                                                                       $   (42)
                                                                       =======

(d) Variable rate security. The rate listed is as of September 30, 1998.
(e) Principal amount denoted in indicated currency:

          C$ -   Canadian Dollar
          N$ -   New Zealand Dollar

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.


86  PIMCO Funds See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 3.1%
--------------------------------------------------------------------------------

Banking & Finance 3.1%
Caterpillar Financial
   5.718% due 10/12/00 (d)                            $ 1,000           $ 1,001
Ford Motor Credit Corp.
   5.788% due 08/27/01 (d)                              1,000               999
Household Finance Corp.
   5.744% due 08/01/01 (d)                              1,000             1,001
Merrill Lynch & Co.
   5.758% due 03/10/00 (d)                              3,000             3,007
                                                                        -------
Total Corporate Bonds & Notes                                             6,008
(Cost $5,997)                                                           =======

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 7.0%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
   5.684% due 06/30/00 (d)                              1,000             1,001
   5.607% due 07/25/04 (d)                              2,142             2,132
   5.727% due 10/25/05 (d)                              7,142             7,109
   5.650% due 04/25/06 (d)                              2,349             2,340
   5.760% due 01/25/07 (d)                                952               953
                                                                        -------
Total U.S. Government Agencies                                           13,535
(Cost $13,539)                                                          =======

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 56.0%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
   3.625% due 07/15/02 (b)                              6,623             6,654
U.S. Treasury Bonds
  12.000% due 08/15/13                                  6,800            10,665
   8.750% due 05/15/17                                  2,500             3,573
   8.875% due 08/15/17                                  2,300             3,327
   9.125% due 05/15/18                                  9,100            13,522
   8.875% due 02/15/19                                 12,000            17,554
   8.125% due 08/15/19                                 18,600            25,534
   7.500% due 11/15/24                                  1,300             1,727
   6.875% due 08/15/25                                  8,150            10,126
   6.000% due 02/15/26                                    700               784
   6.500% due 11/15/26                                  5,600             6,678
   6.625% due 02/15/27                                    750               911
U.S. Treasury Strips
   0.000% due 02/15/19                                 23,500             7,762
                                                                        -------
Total U.S. Treasury Obligations                                         108,817
(Cost $102,988)                                                         =======

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 77.9%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 53.6%
Bear Stearns
   7.100% due 06/25/24                                    385               401
California Federal Bank
   6.603% due 08/25/30 (d)                              1,156             1,160
Countrywide
   6.750% due 11/25/25                                  2,000             2,011
Federal Home Loan Mortgage Corp.
   7.000% due 07/01/02                                  3,252             3,314
   7.500% due 06/01/04                                    130               134
   7.500% due 07/01/04                                  1,363             1,397
   7.500% due 08/01/04                                    180               184
   7.500% due 09/01/04                                    393               403
   6.100% due 12/15/04                                  6,838             6,886
   9.500% due 01/15/05                                     78                81
   6.750% due 07/15/05                                    451               453
   6.000% due 03/15/07                                    144               145
   5.500% due 05/15/07                                     97                97
   8.000% due 02/15/15                                    285               305
   7.000% due 03/25/15                                    690               690
   7.000% due 07/15/22                                    964             1,001
   6.500% due 05/15/23                                    216               226
   7.000% due 05/15/23                                  1,137             1,203
   7.000% due 08/15/23                                    292               306
   7.000% due 09/15/23                                    709               761
   6.500% due 11/15/23                                    508               504
   6.500% due 11/25/23                                    150               156
   6.500% due 12/15/23                                    826               840
   7.000% due 01/15/24                                     55                59
   6.500% due 02/15/24                                    105               108
   6.500% due 03/15/24                                    529               550
   8.000% due 12/15/24                                  1,000             1,027
   6.500% due 08/15/28                                  2,011             2,077
Federal Housing Administration
   7.430% due 11/01/23                                  1,540             1,610
   7.430% due 01/01/24                                    405               420
Federal National Mortgage Assn.
   7.500% due 04/25/99                                    673               676
   7.500% due 02/01/04                                    561               576
   7.500% due 03/01/04                                    567               582
   7.500% due 04/01/04                                  1,098             1,126
   7.500% due 05/01/04                                  1,026             1,053
   7.500% due 06/01/04                                  1,299             1,333
   7.500% due 07/01/04                                    652               670
   7.500% due 08/01/04                                  2,685             2,758
   7.500% due 09/01/04                                    436               448
   7.500% due 10/01/04                                    421               432
   5.750% due 06/25/06                                    472               472
   5.600% due 07/25/06                                    400               401
   6.190% due 09/01/08                                  1,698             1,798
   7.000% due 03/25/13                                    569               572
   6.250% due 12/25/13                                     70                71
   5.500% due 04/25/14                                     33                33
   5.750% due 12/25/16                                    214               214
   8.750% due 08/25/20                                    134               137
   8.000% due 03/25/22                                     29                30
   7.000% due 04/25/22                                    764               806
   7.000% due 06/25/22                                    368               391
   7.000% due 10/25/22                                  1,040             1,102
   7.800% due 10/25/22                                    792               831
   6.900% due 05/25/23                                    277               292
   7.000% due 05/25/23                                  1,071             1,181
   7.000% due 06/25/23                                    462               509
   4.500% due 10/25/23                                    180               126
   6.500% due 12/25/23                                    177               185
   7.000% due 12/25/23                                  1,393             1,426
   6.500% due 01/25/24                                    185               195
   6.000% due 05/17/27                                  2,500             2,420
   7.000% due 05/18/27                                  1,384             1,504
   8.500% due 06/01/27                                  2,057             2,147
   9.000% due 06/01/27                                  2,692             2,846
   6.488% due 02/01/28 (d)                                933               963
First Boston Mortgage Securities Corp.
   7.300% due 07/25/23                                  1,284             1,354
First Plus Home Loan Trust
   5.970% due 11/10/10                                  2,000             2,007
   6.000% due 08/10/28                                  1,200               133
General Electric Capital Mortgage
   7.500% due 07/25/26                                  4,812             5,004
   6.750% due 05/25/28                                  1,934             1,977
   6.750% due 06/25/28                                  2,500             2,568
Headlands Mortgage Securities, Inc.
   6.500% due 10/25/28                                  4,250             4,032
Independent National Mortgage Corp.
   8.351% due 01/25/25 (d)                                212               216
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/08                                  3,595             3,650
PNC Mortgage Securities Corp.
   6.750% due 12/25/27                                  3,000             3,045
   7.000% due 02/25/28                                  1,492             1,541
   6.750% due 04/25/28                                  3,000             3,066
Prudential Home
   6.950% due 09/25/23                                     61                63
   6.500% due 01/25/24                                  1,263             1,245


                              1998 Semi-Annual Report See accompanying notes  87

Long-Term U.S. Government Fund
September 30, 1998 (Unaudited)

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
Residential Funding
   5.000% due 06/25/00                               $  6,000         $     469
   6.200% due 08/25/23                                  6,051             6,066
   8.196% due 03/25/25 (d)                                175               180
   7.500% due 04/25/27                                  1,973             2,040
   6.750% due 02/25/28                                  3,500             3,482
Vendee Mortgage
   7.750% due 03/01/05                                  1,076             1,075
   6.500% due 06/15/24                                  1,976             2,104
                                                                      ---------
                                                                        104,132
                                                                      =========
Federal Home Loan Mortgage Corporation 5.8%
   6.250% due 12/15/23                                    203               201
   7.000% due 11/12/28                                    500               513
   7.300% due 10/26/28                                  2,000             2,023
   7.500% due 10/14/28                                  8,000             8,242
   7.517% due 06/01/22 (d)                                110               112
   7.566% due 05/01/22 (d)                                123               127
                                                                      ---------
                                                                         11,218
                                                                      =========
Federal Housing Administration 8.1%
   7.421% due 11/01/19                                    161               166
   7.430% due 08/01/19-06/01/24 (c)                    12,871            13,516
   7.450% due 03/25/22                                  2,000             2,114
                                                                      ---------
                                                                         15,796
                                                                      =========
Federal National Mortgage Association 4.0%
   6.390% due 05/25/36                                  1,500             1,470
   6.590% due 03/01/26 (d)                              2,163             2,207
   7.000% due 07/25/23                                     49                52
   7.397% due 08/01/27 (d)                                877               904
   7.877% due 10/01/24 (d)                                213               218
   8.500% due 09/01/27                                  2,855             2,981
                                                                      ---------
                                                                          7,832
                                                                      =========
Government National Mortgage Association 5.1%
   6.875% due 06/20/23-06/20/26 (c)(d)                  2,188             2,238
   7.000% due 08/20/25-11/20/26 (c)(d)                  7,561             7,693
                                                                      ---------
                                                                          9,931
                                                                      =========
Other Mortgage-Backed Securities 1.1%
Norwest Asset Securities Corp.
   6.500% due 02/25/12                                    893               895
Resolution Trust Corp.
   6.756% due 05/25/29 (d)                              1,231             1,252
                                                                      ---------
                                                                          2,147
                                                                      =========
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 09/15/99                                     93                 3
   7.000% due 03/15/03                                  1,568               140
   7.000% due 07/15/04                                     94                 1
   6.500% due 08/15/06                                    190                10
   6.500% due 10/15/06                                    307                14
   6.500% due 11/15/06                                    393                22
   6.000% due 10/15/07                                    354                21
   7.000% due 02/15/26                                    166                 7
Federal National Mortgage Assn. (IO)
   6.500% due 02/25/07                                    202                18
   6.500% due 08/25/20                                    670                46
   6.500% due 09/25/21                                    776                73
   7.000% due 12/25/21                                    466                36
                                                                      ---------
                                                                            391
                                                                      ---------
Total Mortgage-Backed Securities                                        151,447
(Cost $147,257)                                                       =========

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 8.7%
--------------------------------------------------------------------------------

Asset-Backed Securities Investment Trust
   6.790% due 08/17/03                                  1,064             1,069
Bear Asset Trust Securities
   6.686% due 06/15/03                                    710               715
Bear Stearns
   6.350% due 08/25/24                                  4,500             4,526
Chase Manhattan Corp
   6.750% due 08/25/28                                  1,850             1,825
Conti Mortgage Home Equity Loan Trust
   6.190% due 10/15/11 (d)                                 55                55
   5.845% due 10/15/12 (d)                                779               780
Discover Card Trust
   6.792% due 04/16/10                                  1,325             1,373
Money Store Home Equity Trust
   5.798% due 08/15/29 (d)                              2,469             2,469
Norwest Asset Securities Corp
   6.750% due 07/25/28                                  3,000             3,077
Residential Asset Securities Corp.
   6.500% due 10/25/28                                  1,000               999
                                                                      ---------
Total Asset-Backed Securities                                            16,888
(Cost $16,656)                                                        =========

--------------------------------------------------------------------------------
  PURCHASED CALL OPTIONS 2.6%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
   7.000% due 07/15/06
   Strike @ 101.25 Exp. 10/02/98                        2,200               304
   6.500% due 10/15/06
   Strike @ 98.28 Exp. 10/02/98                         8,800             1,228
U.S. Treasury Bond (OTC)
   8.875% due 02/15/19
   Strike @ 123.47 Exp.12/15/98                        15,500             3,439
                                                                      ---------
Total Purchased Call Options                                              4,971
(Cost $3,743)                                                         =========

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 2.3%
--------------------------------------------------------------------------------

Repurchase Agreement 2.3%
State Street Bank
   4.750% due 10/01/98                                  4,545             4,545
   (Dated 09/30/98. Collateralized by U.S. Treasury                   ---------
   Note 6.250% 02/28/02 valued at $4,638,970.
   Repurchase proceeds are $4,545,600.)

U.S. Treasury Bills 0.0%
   4.960% due 12/03/98                                     35                35
                                                                      ---------
Total Short-Term Instruments                                              4,580
(Cost $4,580)                                                         =========


Total Investments (a) 157.6%                                          $ 306,246
(Cost $294,760)

Other Assets and Liabilities (Net) (57.6%)                             (111,906)
                                                                      ---------

Net Assets 100.0%                                                     $ 194,340
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $  11,763

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (277)
                                                                      ---------

Unrealized appreciation-net                                           $  11,486
                                                                      =========

(b) Principal amount of the security is adjusted for inflation.

(c) Securities are grouped by coupon and represent a range of maturities.

(d) Variable rate security. The rate listed is as of September 30, 1998.



88  PIMCO Funds See accompanying notes

Schedule of Investments

Real Return Bond Fund
September 30, 1998 (Unaudited)



                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 19.9%
--------------------------------------------------------------------------------
Banking & Finance 16.1%
Ford Motor Credit Corp.
   5.813% due 02/13/03 (c)                             $  350           $   351
HRPT Properties Trust
   6.288% due 07/09/99 (c)                                250               250
J.P. Morgan & Co.
   6.189% due 02/15/12 (f)                                350               334
Residential Reinsurance
   9.848% due 06/01/99 (c)                                357               355
Salomon, Smith Barney Holdings
   3.650% due 02/14/02 (f)                                103               100
Toyota Motor Credit Corp.
   5.388% due 02/15/02 (f)                                400               390
                                                                        -------
                                                                          1,780
                                                                        =======
Industrials 3.8%
Langdell
   9.978% due 07/30/99 (c)                                200               199
Petroleos Mexicanos
  11.157% due 07/15/05 (c)                                250               218
                                                                        -------
                                                                            417
                                                                        -------
Total Corporate Bonds & Notes                                             2,197
(Cost $2,242)                                                           =======

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 37.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   5.388% due 02/15/02 (c)                              1,350             1,324
Federal National Mortgage Assn.
   5.328% due 03/13/02 (c)                              2,000             1,964
New York City
   6.023% due 08/01/02 (c)                                196               196
Student Loan Marketing Assn.
   4.847% due 02/20/00 (c)                                250               248
   5.607% due 07/25/04 (c)                                153               152
   5.637% due 10/25/04 (c)                                193               193
                                                                        -------
Total U.S. Government Agencies                                            4,077
(Cost $4,034)                                                           =======

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 73.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.375% due 01/15/07 (f)                              4,120             4,057
   3.625% due 04/15/28 (f)                              4,036             4,026
                                                                        -------
Total U.S. Treasury Obligations                                           8,083
(Cost $7,949)                                                           =======

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 6.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
   6.500% due 01/25/28                                    100               107
Federal Housing Administration 3.0%
   7.430% due 12/01/20                                    311               330
Federal National Mortgage Association 2.0%
   6.500% due 06/25/09                                    223               223
                                                                        -------
Total Mortgage-Backed Securities                                            660
(Cost $642)                                                             =======

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 7.6%
--------------------------------------------------------------------------------
Capital Equipment Receivables Trust
   6.030% due 02/15/00                                    248               249
First Plus Home Loan Trust
   5.765% due 10/10/06 (c)                                 94                94
IMC Home Equity Loan Trust
   5.796% due 05/21/12 (c)                                163               164
NationsBank Auto Owner Trust
   6.375% due 07/15/00                                    115               115
Pacific Southwest Bank
   6.060% due 06/15/02                                     73                73
Premiere Auto Trust
   6.150% due 03/06/00                                    139               139
                                                                        -------
Total Asset-Backed Securities                                               834
(Cost $832)                                                             =======

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (b)(e) 2.0%
--------------------------------------------------------------------------------
Commonwealth of Canada
   4.250% due 12/01/26 (f)                     C$          99                67
Commonwealth of New Zealand
   4.500% due 02/15/16 (f)                     N$         300               158
                                                                        -------
Total Foreign Currency-Denominated Issues                                   225
(Cost $223)                                                             =======

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
Sanwa Communications (OTC)
   Strike @ 1,270.00 Exp. 02/26/99             JY          35                 1
                                                                        -------
Total Purchased Call Options                                                  1
(Cost $47)                                                              =======


--------------------------------------------------------------------------------
PREFERRED STOCK 0.6%
--------------------------------------------------------------------------------
                                                       Shares
Sanwa International
   0.000% due 01/01/00                             15,000,000                67
                                                                        -------
Total Preferred Stock                                                        67
(Cost $88)                                                              =======

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 25.1%
--------------------------------------------------------------------------------
                                                    Principal
                                                       Amount
                                                       (000s)

Commercial Paper 23.6%
Federal Home Loan Mortgage Corp.
   5.240% due 10/16/98                               $    100               100
Federal Housing Administration
   5.888% due 10/29/98                                  2,500             2,500
                                                                        -------
                                                                          2,600
                                                                        =======
Repurchase Agreement 1.4%
State Street Bank
   4.750% due 10/01/98                                    154               154
   (Dated 09/30/98. Collateralized by U.S. Treasury                     -------
   Bond 6.500% 11/15/26 valued at $162,527.
   Repurchase proceeds are $154,020.)

U.S. Treasury Bills 0.1%
   4.920% due 12/03/98                                     10                10
                                                                        -------

Total Short-Term Instruments                                              2,764
(Cost $2,764)                                                           =======


Total Investments (a) 171.5%                                            $18,908
(Cost $18,821)

Written Options (d) (0.0%)                                                   (1)
(Premiums $88)

Other Assets and Liabilities (Net) (71.5%)                               (7,880)
                                                                        -------

Net Assets 100.0%                                                       $11,027
                                                                        =======


                              1998 Semi-Annual Report See accompanying notes  89

Real Return Bond Fund
September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                       $           290

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (203)
                                                                ----------------

Unrealized appreciation-net                                     $            87
                                                                ================

(b) Foreign forward currency contracts outstanding at September 30, 1998:

                                Principal
                                   Amount                            Unrealized
                               Covered by         Expiration      Appreciation/
Type                             Contract              Month     (Depreciation)
--------------------------------------------------------------------------------
Buy                C$                 265              10/98    $             3
Sell                                  380              10/98                  1
Sell               JY              11,074              12/98                  3
Sell               N$                 562              12/98                 (7)
                                                                ----------------
                                                                $             0
                                                                ================

(c) Variable rate security.  The rate listed is as of September 30, 1998.

(d) Premiums received on written options:
                                                                         Market
Type                                         Par       Premiums           Value
--------------------------------------------------------------------------------
Call - OTC Sanwa Communications
   Strike @ 1,270.00 Exp. 02/26/99   JY       35       $      88     $       1
(e) Principal amount denoted in indicated currency:

          C$-   Canadian Dollar
          JY-   Japanese Yen
          N$-   New Zealand Dollar

(f) Principal amount of the security is adjusted for inflation.


90  PIMCO Funds See accompanying notes

Schedule of Investments

Foreign Bond Fund
September 30, 1998 (Unaudited)


                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
ARGENTINA (e) 1.2%
--------------------------------------------------------------------------------
Republic of Argentina
   3.044% due 04/01/01(d)                  AP           3,402       $     2,608
   8.726% due 04/10/05(d)                   $           4,240             3,657
   3.044% due 04/01/07(d)                  AP             799               536
                                                                    -----------
Total Argentina                                                           6,801
(Cost $7,641)                                                       ===========

--------------------------------------------------------------------------------
AUSTRALIA (c)(e) 14.7%
--------------------------------------------------------------------------------
Commonwealth of Australia
   8.750% due 08/15/08                     A$         108,291            82,564
                                                                    -----------
Total Australia                                                          82,564
(Cost $79,043)                                                      ===========

--------------------------------------------------------------------------------
AUSTRIA 1.6%
--------------------------------------------------------------------------------
Oesterreich Kontrollbank
   5.220% due 11/30/98                      $           8,800             8,723
                                                                    -----------
Total Austria                                                             8,723
(Cost $8,723)                                                       ===========

--------------------------------------------------------------------------------
BELGIUM (c)(e) 1.1%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/03                     BF             200                 7
   5.100% due 11/21/04(d)                             183,200             6,092
                                                                    -----------
Total Belgium                                                             6,099
(Cost $6,081)                                                       ===========

--------------------------------------------------------------------------------
CANADA (c)(e) 3.8%
--------------------------------------------------------------------------------
Commonwealth of Canada
   6.000% due 06/01/08                     C$          24,800            17,501
Province of British Columbia
   5.480% due 11/09/98                      $           1,100             1,093
Rogers Cantel, Inc.
  10.500% due 06/01/06                     C$           2,500             1,747
Sears Canada
  11.700% due 07/10/00                                  1,000               721
                                                                    -----------
Total Canada                                                             21,062
(Cost $20,631)                                                      ===========

--------------------------------------------------------------------------------
COLOMBIA (c)(e) 0.2%
--------------------------------------------------------------------------------
Republic of Colombia
   3.000% due 12/22/00                     JY         150,000             1,114
                                                                    -----------
Total Colombia                                                            1,114
(Cost $1,163)                                                       ===========

--------------------------------------------------------------------------------
CROATIA 0.0%
--------------------------------------------------------------------------------
Republic of Croatia
   6.563% due 07/31/06(d)                   $              49                34
                                                                    -----------
Total Croatia                                                                34
(Cost $44)                                                          ===========

--------------------------------------------------------------------------------
DENMARK (c)(e) 2.6%
--------------------------------------------------------------------------------
Kingdom of Denmark
   6.000% due 11/15/02                     DK          53,500             8,928
   7.000% due 11/15/07                                 30,300             5,609
                                                                    -----------
Total Denmark                                                            14,537
(Cost $13,086)                                                      ===========

--------------------------------------------------------------------------------
FINLAND (c)(e) 3.7%
--------------------------------------------------------------------------------
Republic of Finland
   6.000% due 04/25/08                     FM          92,000            20,496
                                                                    -----------
Total Finland                                                            20,496
(Cost $18,815)                                                      ===========

--------------------------------------------------------------------------------
FRANCE (c) 0.4%
--------------------------------------------------------------------------------
Electricite de France
   5.490% due 10/14/98                      $           2,400       $     2,395
                                                                    -----------
Total France                                                              2,395
(Cost $2,395)                                                       ===========

--------------------------------------------------------------------------------
GERMANY (c)(e) 6.1%
--------------------------------------------------------------------------------
KFW International Finance, Inc.
   5.450% due 12/22/98                                  9,000             8,893
Republic of Germany
   6.500% due 07/04/27                     DM          34,115            25,437
                                                                    -----------
Total Germany                                                            34,330
(Cost $28,835)                                                      ===========

--------------------------------------------------------------------------------
GREECE (c)(e) 4.9%
--------------------------------------------------------------------------------
Hellenic Republic
  11.200% due 05/19/03(d)                  GD         100,000               348
  11.100% due 06/17/03(d)                             107,400               374
  11.000% due 10/23/03(d)                             376,000             1,321
   8.800% due 06/19/07                              7,197,100            25,465
                                                                    -----------
Total Greece                                                             27,508
(Cost $27,367)                                                      ===========

--------------------------------------------------------------------------------
ITALY (c)(e) 11.7%
--------------------------------------------------------------------------------
Republic of Italy
   6.000% due 01/01/00                     IL      62,570,000            38,865
   4.750% due 05/01/03                             16,810,000            10,527
   5.000% due 05/01/08                             10,710,000             6,826
   7.250% due 11/01/26                             12,240,000             9,619
                                                                    -----------
Total Italy                                                              65,837
(Cost $59,483)                                                      ===========

--------------------------------------------------------------------------------
JAPAN (c) 2.8%
--------------------------------------------------------------------------------
Bank of Tokyo
      5.940% due 01/19/99                   $           9,600             9,600
      5.938% due 07/30/99                               5,940             5,940
                                                                    -----------
Total Japan                                                              15,540
(Cost $15,540)                                                      ===========

--------------------------------------------------------------------------------
MEXICO (c)(e) 0.7%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   7.750% due 09/30/98                     FF          22,000             3,930
                                                                    -----------
Total Mexico                                                              3,930
(Cost $3,702)                                                       ===========

--------------------------------------------------------------------------------
NETHERLANDS (c)(e) 0.5%
--------------------------------------------------------------------------------
Kingdom of Netherlands
   5.750% due 01/15/04                     DG           4,880             2,834
                                                                    -----------
Total Netherlands                                                         2,834
(Cost $2,719)                                                       ===========

--------------------------------------------------------------------------------
NEW ZEALAND (c)(e) 2.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/16(g)                  N$          15,000             7,893
International Bank for Reconstruction
   & Development
   7.250% due 06/20/02                                  5,150             2,653
   7.250% due 05/27/03                                 10,670             5,536
                                                                    -----------
Total New Zealand                                                        16,082
(Cost $16,805)                                                      ===========

--------------------------------------------------------------------------------
NORWAY (c)(e) 0.8%
--------------------------------------------------------------------------------
Norwegian Treasury Bills
   4.400% due 03/17/99                     NK          35,000             4,665
                                                                    -----------
Total Norway                                                              4,665
(Cost $4,662)                                                       ===========

                              1998 Semi-Annual Report See accompanying notes  91

Foreign Bond Fund
September 30, 1998 (Unaudited)


                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
  SOUTH KOREA 2.9%
--------------------------------------------------------------------------------

Korean Export-Import Bank
   7.250% due 06/25/01                            $     1,945         $   1,702
   6.500% due 02/10/02                                    800               648
Republic of Korea
   8.875% due 04/15/08 (d)                             15,950            13,727
                                                                      ---------
Total South Korea                                                        16,077
(Cost $17,975)                                                        =========


--------------------------------------------------------------------------------
  SPAIN (c)(e) 7.9%
--------------------------------------------------------------------------------

Kingdom of Spain
   5.250% due 01/31/03                     SP       1,491,000            11,125
      6.000% due 01/31/08                           3,363,600            26,614
      6.000% due 01/31/29                             858,200             6,548
                                                                      ---------
Total Spain                                                              44,287
(Cost $40,653)                                                        =========


--------------------------------------------------------------------------------
  SUPRANATIONAL (e) 0.1%
--------------------------------------------------------------------------------

World Bank
  10.250% due 04/11/02                     PP          31,000               585
                                                                      ---------
Total Supranational                                                         585
(Cost $1,178)                                                         =========

--------------------------------------------------------------------------------
  SWEDEN (c)(e) 1.9%
--------------------------------------------------------------------------------

Kingdom of Sweden
  10.250% due 05/05/00                     SK           9,000             1,246
  13.000% due 06/15/01                                 11,200             1,729
   6.500% due 05/05/08                                 54,300             7,837
                                                                      ---------
Total Sweden                                                             10,812
(Cost $10,434)                                                        =========

--------------------------------------------------------------------------------
  UNITED KINGDOM (c)(e) 13.6%
--------------------------------------------------------------------------------

Federal National Mortgage Assn.
   6.875% due 06/07/02                     BP          10,230            17,971
Middleweb PLC
  10.500% due 05/30/08                                  4,300             5,650
Orange PLC
   8.625% due 08/01/08                                  4,810             7,774
United Kingdom Gilt
   8.500% due 12/07/05                                  9,656            19,783
   7.250% due 12/07/07                                 12,569            25,111
                                                                      ---------
Total United Kingdom                                                     76,289
(Cost $71,546)                                                        =========

--------------------------------------------------------------------------------
  UNITED STATES 59.2%
--------------------------------------------------------------------------------

Asset-Backed Securities 1.5%
Conti Mortgage Home Equity Loan Trust
   5.811% due 10/15/12 (d)                     $        4,899             4,921
Emergent Home Equity Loan Trust
   6.745% due 05/15/12                                  3,300             3,338
                                                                      ---------
                                                                          8,259
                                                                      =========
Corporate Bonds & Notes 15.5%
Associates Corp. of North America
   5.788% due 08/27/01 (d)                              5,000             5,013
   6.000% due 04/15/03                                    700               722
AT&T Capital Corp.
   6.061% due 04/01/99 (d)                              7,800             7,801
   6.410% due 08/13/99                                  4,310             4,339
CSFP Credit
   6.199% due 11/19/04 (h)                             19,000            18,620
Ford Motor Credit Corp.
   8.200% due 02/15/02                                  1,580             1,718
   6.125% due 04/28/03                                  3,300             3,402
Fuji Bank
   9.870% due 12/31/49 (d)                              2,200               978
General Motors Acceptance Corp.
   5.694% due 12/10/01 (d)                              2,000             2,001
   6.750% due 02/07/02                                  1,000             1,044
   5.788% due 11/12/02 (d)                              5,100             5,094
J.P. Morgan & Co.
   6.189% due 02/15/12 (g)                              5,000             4,775
Lehman Brothers, Inc.
   5.877% due 02/27/01 (d)                              4,900             4,737
Merrill Lynch & Co.
   5.758% due 11/01/01 (d)                              6,230             6,234
National Power Corp.
   9.625% due 05/15/28                                  2,200             1,412
Residential Reinsurance
   9.848% due 06/01/99 (d)                              2,250             2,239
RJR Nabisco
   8.625% due 12/01/02                                  4,100             4,291
Salomon, Smith Barney Holdings
   3.650% due 02/14/02 (g)                              5,145             5,000
Sumitomo
   9.400% due 12/29/49 (d)                              5,200             4,376
Tokai Capital Corp.
   9.980% due 12/29/49 (d)                              4,500             3,392
                                                                      ---------
                                                                         87,188
                                                                      =========
Mortgage-Backed Securities 19.2%
Collateralized Mortgage Obligation Trust
   9.000% due 05/01/14                                      6                 6
Federal Home Loan Mortgage Corp.
   9.050% due 06/15/19                                    113               122
   6.000% due 10/14/28                                 88,090            88,090
Federal National Mortgage Assn.
   5.500% due 02/25/05                                    943               948
Government National Mortgage Assn.
   6.500% due 12/20/25-11/20/26 (b)(d)                  1,681             1,710
   6.875% due 05/20/22-05/20/23 (b)(d)                    932               957
   7.000% due 11/20/21-12/20/26 (b)(d)                 14,042            14,315
Independent National Mortgage Corp.
   8.195% due 11/25/24(d)                                 134               139
Morgan Stanley Mortgage
   8.150% due 07/20/21                                      3                 3
Resolution Trust Corp.
  10.561% due 05/25/24 (d)                                 30                30
   7.750% due 04/25/28                                    275               274
Sears Mortgage
   6.738% due 06/25/22 (d)                                133               135
Structured Asset Securities Corp.
   5.794% due 01/25/00 (d)                              1,133             1,133
                                                                      ---------
                                                                        107,862
                                                                      =========
U.S. Government Agencies 7.7%
Federal Home Loan Bank
   5.388% due 02/15/02 (d)                             14,000            13,733
Student Loan Marketing Assn.
   5.877% due 01/25/03 (d)                              7,072             7,078
   5.702% due 04/25/04 (d)                                639               639
   5.823% due 04/25/07 (d)                             21,700            21,695
                                                                      ---------
                                                                         43,145
                                                                      =========
U.S. Treasury Obligations 15.3%
Treasury Inflation Protected Securities
   3.625% due 07/15/02 (g)                             80,295            80,671
U.S. Treasury Notes
   5.750% due 11/30/02                                  5,300             5,577
                                                                      ---------
                                                                         86,248
                                                                      ---------
Total United States                                                     332,702
(Cost $334,356)                                                       =========

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 36.4%
--------------------------------------------------------------------------------

Commercial Paper 36.0%
American Express Credit
   5.450% due 10/01/98                                  1,800             1,800
   5.490% due 10/06/98                                  4,500             4,497
BellSouth Telecommunications, Inc.
   5.490% due 10/06/98                                  3,600             3,597
Coca-Cola Co.
   5.420% due 11/06/98                                 12,500            12,432

92  PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
E.I. Du Pont de Nemours
      5.490% due 10/20/98                          $    2,200       $    2,194
      5.500% due 10/22/98                               3,500            3,489
      5.500% due 10/27/98                               2,200            2,191
      5.270% due 10/29/98                               5,400            5,378
      5.430% due 11/03/98                              10,000            9,950
      5.490% due 11/05/98                               1,600            1,592
Emerson Electric Co.
      5.380% due 10/28/98                              12,400           12,350
Federal Home Loan Mortgage Corp.
      5.460% due 10/16/98                              10,000            9,977
Ford Motor Credit Corp.
      5.510% due 10/02/98                               8,200            8,199
      5.510% due 10/09/98                               5,000            4,994
      5.490% due 10/15/98                               4,000            3,991
      5.390% due 01/08/99                               5,000            4,928
General Electric Capital Corp.
      5.490% due 10/19/98                               5,000            4,986
      5.510% due 11/02/98                               2,900            2,886
      5.280% due 11/04/98                               5,200            5,174
      5.500% due 11/18/98                               2,700            2,680
      5.490% due 11/19/98                               2,100            2,084
IBM Credit Corp.
      5.510% due 10/21/98                               9,100            9,072
      5.220% due 11/18/98                               5,000            4,965
      5.480% due 11/18/98                               4,000            3,971
Motorola, Inc.
      5.480% due 10/13/98                                 800              799
      5.520% due 10/13/98                               1,500            1,497
      5.480% due 12/03/98                               3,600            3,567
      5.270% due 12/17/98                              13,500           13,349
National Rural Utilities Cooperative
      5.490% due 10/09/98                               2,000            1,998
      5.510% due 10/19/98                               1,200            1,197
      5.320% due 12/11/98                               6,000            5,938
New Center Asset Trust
      5.520% due 11/10/98                              10,400           10,336
      5.520% due 11/19/98                                 500              496
      5.460% due 12/17/98                               1,500            1,483
Pfizer, Inc.
      5.500% due 10/20/98                               2,800            2,792
Procter & Gamble Co.
      5.510% due 12/16/98                               1,400            1,384
      5.310% due 12/28/98                              16,000           15,796
      5.400% due 12/29/98                               7,500            7,402
SBC Communications, Inc.
      5.480% due 11/17/98                               7,000            6,950
                                                                    ----------
                                                                       202,361
                                                                    ==========
Repurchase Agreement 0.1%
State Street Bank
      4.750% due 10/01/98                                 664              664
      (Dated 09/30/98. Collateralized by                            ----------
      U.S. Treasury Note 5.750% 10/31/02
      valued at $679,450. Repurchase
      proceeds are $664,088.)

U.S. Treasury Bills (b) 0.3%
      4.980% due 10/15/98-12/03/98                      1,745            1,740
                                                                    ----------

Total Short-Term Instruments                                           204,765
(Cost $204,751)                                                     ==========

Total Investments (a) 181.7%                                        $1,020,068
(Cost $997,628)

Other Assets and Liabilities (Net) (81.7%)                            (458,764)
                                                                    ----------

Net Assets 100.0%                                                   $  561,304
                                                                    ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $   33,012

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (10,572)
                                                                    ----------

Unrealized appreciation-net                                         $   22,440
                                                                    ==========

(b) Securities are grouped by coupon and represent a range of maturities.

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                           Principal
                              Amount                                Unrealized
                          Covered by         Expiration          Appreciation/
Type                        Contract              Month         (Depreciation)
--------------------------------------------------------------------------------
 Buy         A$                   93              10/98             $      (2)
 Sell                          3,265              10/98                   (56)
 Sell        BF              216,993              12/98                  (410)
 Buy         BP                1,181              10/98                    26
 Sell                         12,582              10/98                  (764)
 Buy                           1,644              12/98                    32
 Sell        C$               41,042              10/98                   855
 Buy                          36,617              10/98                   (90)
 Sell        DG                5,458              12/98                   (33)
 Sell        DK                  109              10/98                    (1)
 Buy         DM               80,150              10/98                   393
 Sell                            300              10/98                     0
 Buy                          37,781              11/98                   197
 Sell                        105,974              11/98                (2,991)
 Buy         FF               21,407              12/98                    69
 Sell                         57,301              12/98                  (642)
 Buy         FM                7,286              10/98                    82
 Sell                          7,520              10/98                   (98)
 Buy         GD            3,997,000              10/98                   126
 Sell                      1,031,713              10/98                  (124)
 Buy         IL              434,290              10/98                     3
 Sell                          9,237              10/98                     0
 Sell                        891,800              11/98                    (4)
 Sell        JY               16,467              10/98                     0
 Buy                       1,010,101              11/98                   416
 Sell                      4,373,330              11/98                (1,747)
 Sell                      4,563,084              12/98                   859
 Sell        N$               11,196              10/98                   147
 Sell                         15,006              12/98                  (114)
 Buy         NK              270,996              10/98                 1,256
 Buy                         107,882              11/98                   407
 Buy                          13,119              12/98                    29
 Sell                         35,282              12/98                   (12)
 Sell        S$               22,080              10/98                  (259)
 Sell        SF               28,499              10/98                  (652)
 Sell        SK                  235              10/98                     0
 Sell        SP              184,242              12/98                   (15)
                                                                    ---------
                                                                    $  (3,117)
                                                                    =========

(d) Variable rate security.  The rate listed is as of September 30, 1998.

                              1998 Semi-Annual Report See accompanying notes  93

Foreign Bond Fund
September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
(e) Principal amount denoted in indicated currency:

          A$ - Australian Dollar
          AP - Argentine Peso
          BF - Belgian Franc
          BP - British Pound
          C$ - Canadian Dollar
          DG - Dutch Guilder
          DK - Danish Krone
          DM - German Mark
          FF - French Franc
          FM - Finnish Markka
          GD - Greek Drachma
          IL - Italian Lira
          JY - Japanese Yen
          N$ - New Zealand Dollar
          NK - Norwegian Kron
          PP - Philippines Peso
          S$ - Singapore Dollar
          SF - Swiss Franc
          SK - Swedish Krona
          SP - Spanish Peseta

(f) Swap agreements outstanding at September 30, 1998:

                                                      Notional      Unrealized
Type                                                    Amount    Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.701% and pay floating rate on 3 month LIBOR.

Broker: Merrill Lynch
Exp. 09/07/05                                      $    26,640      $      902

(g) Principal amount of the security is adjusted for inflation.

(h) Restricted security.

94  PIMCO Funds See accompanying notes

Schedule of Investments

Global Bond Fund
September 30, 1998 (Unaudited)

                                                  Principal
                                                     Amount            Value
                                                     (000s)           (000s)
--------------------------------------------------------------------------------
ARGENTINA (e) 1.3%
--------------------------------------------------------------------------------
Republic of Argentina
      3.044% due 04/01/01 (d)         AP              1,296        $     994
      8.726% due 04/10/05 (d)          $              2,610            2,251
      3.044% due 04/01/07 (d)         AP                380              255
                                                                   ---------
Total Argentina                                                        3,500
(Cost $3,952)                                                      =========

--------------------------------------------------------------------------------
AUSTRALIA (e)(h) 12.3%
--------------------------------------------------------------------------------
Commonwealth of Australia
      8.750% due 08/15/08             A$             44,818           34,170
                                                                   ---------
Total Australia                                                       34,170
(Cost $32,681)                                                     =========

--------------------------------------------------------------------------------
AUSTRIA 1.3%
--------------------------------------------------------------------------------
Oesterreich Kontrollbank
      5.220% due 11/30/98              $              3,600            3,568
                                                                   ---------
Total Austria                                                          3,568
(Cost $3,569)                                                      =========

--------------------------------------------------------------------------------
BELGIUM (e)(h) 1.2%
--------------------------------------------------------------------------------
Kingdom of Belgium
      5.100% due 11/21/04 (d)         BF             95,900            3,189
                                                                   ---------
Total Belgium                                                          3,189
(Cost $3,167)                                                      =========

--------------------------------------------------------------------------------
CANADA (e)(h) 3.2%
--------------------------------------------------------------------------------
Commonwealth of Canada
      6.000% due 06/01/08             C$              1,100              776
      4.250% due 12/01/26 (g)                         5,861            3,954
Rogers Cantel, Inc.
     10.500% due 06/01/06                             6,000            4,192
                                                                   ---------
Total Canada                                                           8,922
(Cost $9,536)                                                      =========

--------------------------------------------------------------------------------
COLOMBIA 0.3%
--------------------------------------------------------------------------------
Republic of Colombia
      3.000% due 12/22/00 (d)         JY            100,000              743
                                                                   ---------
Total Colombia                                                           743
(Cost $775)                                                        =========

--------------------------------------------------------------------------------
DENMARK (e)(h) 1.7%
--------------------------------------------------------------------------------
Kingdom of Denmark
      6.000% due 11/15/02             DK             18,800            3,137
      7.000% due 11/15/07                             9,100            1,684
                                                                   ---------
Total Denmark                                                          4,821
(Cost $4,343)                                                      =========

--------------------------------------------------------------------------------
FINLAND (e)(h) 3.6%
--------------------------------------------------------------------------------
Republic of Finland
      6.000% due 04/25/08             FM             45,000           10,025
                                                                   ---------
Total Finland                                                         10,025
(Cost $9,178)                                                      =========

--------------------------------------------------------------------------------
GERMANY (e)(h) 3.8%
--------------------------------------------------------------------------------
KFW International Finance, Inc.
      5.490% due 11/03/98              $              1,800            1,791
Republic of Germany
      5.625% due 01/04/28             DM             13,030            8,683
                                                                   ---------
Total Germany                                                         10,474
(Cost $9,348)                                                      =========

--------------------------------------------------------------------------------
GREECE (e)(h) 5.2%
--------------------------------------------------------------------------------
Hellenic Republic
     11.200% due 05/19/03 (d)         GD            100,000              348
     11.100% due 06/17/03 (d)                        69,100              241
     11.000% due 10/23/03 (d)                       344,000            1,208
      8.800% due 06/19/07                         3,536,500           12,513
                                                                   ---------
Total Greece                                                          14,310
(Cost $14,479)                                                     =========

--------------------------------------------------------------------------------
ITALY (e)(h) 8.3%
--------------------------------------------------------------------------------
Republic of Italy
      6.000% due 01/01/00             IL         29,960,000           18,609
      4.750% due 05/01/03                         4,420,000            2,768
      5.000% due 05/01/08                         2,500,000            1,593
                                                                   ---------
Total Italy                                                           22,970
(Cost $21,320)                                                     =========

--------------------------------------------------------------------------------
JAPAN (e)(h) 2.9%
--------------------------------------------------------------------------------
Bank of Tokyo
      5.940% due 01/19/99              $              5,000            5,000
      5.927% due 07/30/99                             3,080            3,080
                                                                   ---------
Total Japan                                                            8,080
(Cost $8,080)                                                      =========

--------------------------------------------------------------------------------
NEW ZEALAND (e)(h) 3.2%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
      4.500% due 02/15/16 (g)         N$              5,000            2,631
International Bank of Reconstruction & Development
      7.250% due 05/27/03                             9,190            4,768
      7.250% due 06/20/02                             2,560            1,319
                                                                   ---------
Total New Zealand                                                      8,718
(Cost $9,242)                                                      =========

--------------------------------------------------------------------------------
SOUTH KOREA 3.3%
--------------------------------------------------------------------------------
Korean Export-Import Bank
      7.250% due 06/25/01              $              1,300            1,138
      6.500% due 02/10/02                               300              243
Republic of Korea
      8.875% due 04/15/08 (d)                         9,120            7,849
                                                                   ---------
Total South Korea                                                      9,230
(Cost $10,344)                                                     =========

--------------------------------------------------------------------------------
SPAIN (e)(h) 7.1%
--------------------------------------------------------------------------------
Kingdom of Spain
      5.250% due 01/31/03             SP             98,000              731
      6.000% due 01/31/08                         2,037,860           16,119
      6.000% due 01/31/29                           362,100            2,763
                                                                   ---------
Total Spain                                                           19,613
(Cost $18,670)                                                     =========

--------------------------------------------------------------------------------
SUPRANATIONAL (e) 0.2%
--------------------------------------------------------------------------------
World Bank
     10.250% due 04/11/02             PP             29,000              547
                                                                   ---------
Total Supranational                                                      547
(Cost $1,102)                                                      =========

--------------------------------------------------------------------------------
SWEDEN (e)(h) 1.4%
--------------------------------------------------------------------------------
Kingdom of Sweden
     13.000% due 06/15/01             SK             10,300            1,590
      6.500% due 05/05/08                            15,600            2,251
                                                                   ---------
Total Sweden                                                           3,841
(Cost $3,726)                                                      =========

                              1998 Semi-Annual Report See accompanying notes  95

Global Bond Fund
September 30, 1998 (Unaudited)

                                                    Principal
                                                       Amount            Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
UNITED KINGDOM (e)(h) 13.3%
--------------------------------------------------------------------------------

Equitable
      8.000% due 08/29/49 (d)               BP          6,100        $  10,714
Federal National Mortgage Assn.
      6.875% due 06/07/02                               6,010           10,558
Middleweb PLC
     10.500% due 05/30/08                               2,360            3,101
Orange PLC
      8.625% due 08/01/08                               2,520            4,073
United Kingdom Gilt
      7.000% due 06/07/02                                 900            1,616
      8.500% due 12/07/05                               3,000            6,146
      7.250% due 12/07/07                                 363              725
                                                                     ---------
Total United Kingdom                                                    36,933
(Cost $35,696)                                                       =========

--------------------------------------------------------------------------------
UNITED STATES (e) 72.5%
--------------------------------------------------------------------------------

Asset-Backed Securities 1.9%
Conti Mortgage Home Equity Loan Trust
      5.811% due 10/15/12 (d)                $          2,368            2,379
Emergent Home Equity Loan Trust
      6.745% due 05/15/12                               1,600            1,618
Pacific Southwest Bank
      6.060% due 06/15/02                               1,176            1,172
                                                                     ---------
                                                                         5,169
                                                                     =========

Corporate Bonds & Notes 16.7%
Associates Corp. of North America
      5.788% due 08/27/01 (d)                           2,400            2,406
      6.000% due 04/15/03                                 200              206
AT&T Capital Corp.
      6.410% due 08/13/99                               2,000            2,013
CSFP Credit
      6.199% due 11/19/04                              10,750           10,535
Dean Witter Discover
      5.762% due 02/01/99 (d)                           1,000            1,001
      5.762% due 02/05/99 (d)                           1,000            1,001
Ford Motor Credit Corp.
      6.125% due 04/28/03                               1,100            1,134
Fuji Bank
      9.870% due 12/31/49 (d)                           1,300              578
General Motors Acceptance Corp.
      5.694% due 12/10/01 (d)                           1,900            1,901
      6.750% due 02/07/02                                 500              522
      9.000% due 10/15/02                               1,140            1,329
Hewlett-Packard Finance
      5.625% due 11/20/00                   DM          1,300              806
Lehman Brothers, Inc.
      5.877% due 02/27/01 (d)                $          2,300            2,224
Merrill Lynch & Co.
      5.758% due 11/01/01 (d)                           2,970            2,972
Residential Reinsurance
      9.848% due 06/01/99 (d)                           1,250            1,244
RJR Nabisco
      8.625% due 12/01/02                               2,400            2,512
Salomon, Smith Barney Holdings
      3.650% due 02/14/02 (g)                           6,174            6,000
Sumitomo
      9.400% due 12/29/49 (d)                           3,000            2,524
TCI Communications, Inc.
      6.175% due 04/01/02 (d)                           2,700            2,730
Tokai Capital Corp.
      9.980% due 12/29/49 (d)                           2,600            1,960
United Air Lines
     10.670% due 05/01/04                                 500              624
                                                                     ---------
                                                                        46,222
                                                                     =========
Mortgage-Backed Securities 19.9%
Federal Home Loan Mortgage Corp.
      7.534% due 05/01/23 (d)                             594              617
      6.000% due 10/14/28                              37,830           37,830
Federal Housing Administration
      7.400% due 02/01/21                               1,539            1,600
Federal National Mortgage Assn.
      7.500% due 11/01/01-01/01/02 (f)                    506              518
      5.500% due 02/25/05                                 440              442
      6.500% due 04/01/09                                 610              624
      7.848% due 11/01/23 (d)                             416              425
      7.655% due 03/01/24 (d)                             293              301
Government National Mortgage Assn.
      7.000% due 07/20/22-12/20/26 (d)(f)               8,206            8,363
      6.875% due 05/20/23-06/20/23 (d)(f)                 911              932
      6.500% due 12/20/25-11/20/26 (d)(f)                 933              949
Independent National Mortgage Corp.
      8.195% due 11/25/24 (d)                              67               69
Residential Funding
      8.196% due 03/25/25 (d)                             873              898
Resolution Trust Corp.
      8.000% due 04/25/25                                 863              896
Structured Asset Securities Corp.
      5.794% due 01/25/00 (d)                             566              567
                                                                     ---------
                                                                        55,031
                                                                     =========
U.S. Government Agencies 5.9%
Student Loan Marketing Assn.
      5.877% due 01/25/03 (d)                           3,899            3,902
      5.702% due 04/25/04 (d)                             639              639
      5.823% due 04/25/07 (d)                          11,900           11,897
                                                                     ---------
                                                                        16,438
                                                                     =========
U.S. Treasury Obligations 28.1%
Treasury Inflation Protected Securities
      3.625% due 07/15/02 (g)                          44,020           44,226
U.S. Treasury Bonds
      6.000% due 02/15/26                               3,381            3,785
U.S. Treasury Notes
      5.750% due 11/30/02                               4,480            4,714
      7.000% due 07/15/06                              16,700           19,466
      6.500% due 10/15/06                               5,070            5,761
                                                                     ---------
                                                                        77,952
                                                                     ---------
Total United States                                                    200,812
(Cost $199,912)                                                      =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 16.9%
--------------------------------------------------------------------------------

Commercial Paper 12.7%
E.I. Du Pont de Nemours
      5.400% due 10/14/98                                 400              399
      5.530% due 10/20/98                               4,000            3,988
      5.440% due 11/20/98                               3,000            2,977
Ford Motor Credit Corp.
      5.490% due 10/15/98                               1,100            1,098
      5.520% due 10/16/98                               1,000              998
      5.470% due 11/19/98                               2,600            2,581
      5.440% due 01/08/99                               1,300            1,281
General Electric Capital Corp.
      5.530% due 11/13/98                               1,400            1,391
      5.500% due 11/18/98                               4,000            3,971
General Motors Acceptance Corp.
      5.400% due 11/04/98                               4,500            4,477
National Rural Utilities Cooperative
      5.400% due 12/14/98                                 800              791
New Center Asset Trust
      5.460% due 12/17/98                                 800              791
Pfizer, Inc.
      5.270% due 10/30/98                               1,400            1,394
Procter & Gamble Co.
      5.310% due 12/28/98                               3,000            2,961
      5.400% due 12/29/98                               5,000            4,935
Washington Post
      5.420% due 12/16/98                               1,000              989
                                                                     ---------
                                                                        35,022
                                                                     =========

96  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Repurchase Agreements 4.0%
State Street Bank
     4.750% due 10/01/98                            $    2,201      $    2,201
     (Dated 09/30/98. Collateralized by
     U.S. Treasury Note 5.750% 11/15/00
     valued at $2,249,773. Repurchase
     proceeds are $2,201,290.)

First Boston
     5.250%  due 10/01/98                               9,000             9,000
     (Dated 09/30/98. Collateralized by
     U.S. Treasury Note 6.875% 03/31/00
     valued at $9,216,915. Repurchase
     proceeds are $9,001,313.)
                                                                    -----------
                                                                         11,201
                                                                    ===========
U.S. Treasury Bills (b)(f) 0.2%
      4.980% due 10/15/98-12/03/98                        670               669
                                                                    -----------

Total Short-Term Instruments                                             46,892
(Cost $46,889)                                                      ===========

Total Investments (a) 163.0%                                        $   451,358
(Cost $446,009)

Other Assets and Liabilities (Net) (63.0%)                             (174,506)
                                                                    -----------

Net Assets 100.0%                                                   $   276,852
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $    12,035

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (7,579)
                                                                    -----------

Unrealized appreciation-net                                         $     5,349
                                                                    ===========

(b) Securities with an aggregate market value of $669 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
Type                                            Contracts          Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/98)                    146           $       958

(c) Swap agreements outstanding at September 30, 1998:

                                                 Notional            Unrealized
Type                                               Amount          Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.701% and pay floating rate on 3 month LIBOR.

Broker: Merrill Lynch
Exp. 09/07/05                                   $  12,680           $       429

(d) Variable rate security.  The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

          A$ - Australian Dollar              GD - Greek Drachma
          AP - Argentine Peso                 IL - Italian Lira
          BF - Belgian Franc                  JY - Japanese Yen
          BP - British Pound                  N$ - New Zealand Dollar
          C$ - Canadian Dollar                NK - Norwegian Kron
          DG - Dutch Guilder                  PP - Philippines Peso
          DK - Danish Krone                   S$ - Singapore Dollar
          DM - German Mark                    SF - Swiss Franc
          FF - French Franc                   SK - Swedish Krona
          FM - Finnish Markka                 SP - Spanish Peseta

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Foreign forward currency contracts outstanding at September 30, 1998:

                              Principal
                                 Amount                             Unrealized
                             Covered by          Expiration      Appreciation/
Type                           Contract               Month     (Depreciation)
--------------------------------------------------------------------------------
Buy             A$                3,640               10/98       $       (90)
Sell                              1,669               10/98               (29)
Buy             BF              279,153               12/98               552
Sell                             20,975               12/98                (6)
Buy             BP                4,171               10/98               278
Sell                              2,504               10/98              (156)
Buy                                 297               12/98                 5
Sell                              2,346               12/98               (55)
Sell            C$               29,417               10/98               615
Buy                              26,789               10/98               (66)
Buy             DG               12,456               10/98                45
Buy                               4,035               12/98               148
Sell                              1,197               12/98                (7)
Buy             DK               29,914               10/98               318
Sell                              1,009               10/98                (2)
Sell            DM                  142               10/98                 0
Buy                              39,663               10/98               194
Sell                             22,942               11/98              (344)
Buy                              31,914               11/98               585
Buy             FF              136,307               12/98             1,648
Sell                             14,671               12/98               (25)
Buy             FM               34,895               10/98               393
Sell                             35,530               10/98              (455)
Sell            GD              882,780               10/98              (106)
Buy                           1,890,000               10/98                60
Sell            IL              400,292               10/98                 0
Buy                          30,764,292               11/98               131
Sell                            349,638               11/98                (2)
Buy             JY              223,746               11/98                93
Sell                          2,130,604               11/98              (853)
Buy                           3,933,204               12/98              (204)
Sell                            726,297               12/98               229
Sell            N$                9,643               10/98               127
Sell                             10,963               12/98               (69)
Buy             NK              106,737               10/98               560
Buy                             132,184               11/98               354
Sell                             70,560               11/98              (393)
Buy                               6,166               12/98                14
Sell            S$               10,790               10/98              (127)
Sell            SF               13,647               10/98              (312)
Buy             SK               34,242               10/98                42
Sell                              1,035               10/98                 0
Buy             SP            1,254,049               12/98                99
                                                                    ---------
                                                                    $   3,189
                                                                    =========

                              1998 Semi-Annual Report See accompanying notes  97

Schedule of Investments

Global Bond Fund II
September 30, 1998 (Unaudited)


                                                     Principal
                                                        Amount           Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
ARGENTINA (d) 1.3%
--------------------------------------------------------------------------------
Republic of Argentina
      3.044% due 04/01/01 (c)              AP           186           $     143
      8.726% due 04/10/05 (c)               $           410                 354
      3.044% due 04/01/07 (c)              AP            55                  37
                                                                      ---------
Total Argentina                                                             534
(Cost $613)                                                           =========

--------------------------------------------------------------------------------
AUSTRALIA (b)(d) 14.7%
--------------------------------------------------------------------------------
Commonwealth of Australia
      9.500% due 08/15/03                   A$          100                  71
      8.750% due 08/15/08                             8,001               6,100
                                                                      ---------
Total Australia                                                           6,171
(Cost $5,898)                                                         =========

--------------------------------------------------------------------------------
AUSTRIA 0.7%
--------------------------------------------------------------------------------
Oesterreich Kontrollbank
      5.220% due 11/30/98                    $          300                 297
                                                                      ---------
Total Austria                                                               297
(Cost $297)                                                           =========

--------------------------------------------------------------------------------
BELGIUM (d) 0.5%
--------------------------------------------------------------------------------
Kingdom of Belgium
      5.100% due 11/21/04 (c)               BF        5,800                 193
                                                                      ---------
Total Belgium                                                               193
(Cost $192)                                                           =========

--------------------------------------------------------------------------------
CANADA (b)(d) 5.2%
--------------------------------------------------------------------------------
Commonwealth of Canada
      6.000% due 06/01/08                   C$        1,200                 847
      4.250% due 12/01/26 (f)                           156                 105
Province of British Columbia
      5.490% due 10/05/98                    $        1,000                 999
Rogers Cantel, Inc.
     10.500% due 06/01/06                   C$          320                 224
                                                                      ---------
Total Canada                                                              2,175
(Cost $2,168)                                                         =========

--------------------------------------------------------------------------------
CROATIA 0.0%
--------------------------------------------------------------------------------
Republic of Croatia
      6.563% due 07/31/06 (c)                $            4                   3
                                                                      ---------
Total Croatia                                                                 3
(Cost $4)                                                             =========

--------------------------------------------------------------------------------
DENMARK (b)(d) 1.9%
--------------------------------------------------------------------------------
Kingdom of Denmark
      6.000% due 11/15/02                   DK        3,100                 517
      7.000% due 11/15/07                             1,500                 278
                                                                      ---------
Total Denmark                                                               795
(Cost $716)                                                           =========

--------------------------------------------------------------------------------
FINLAND (b)(d) 3.7%
--------------------------------------------------------------------------------
Republic of Finland
      6.000% due 04/25/08                   FM        7,000               1,559
                                                                      ---------
Total Finland                                                             1,559
(Cost $1,420)                                                         =========

--------------------------------------------------------------------------------
GERMANY (b)(d) 2.7%
--------------------------------------------------------------------------------
Hewlett-Packard Finance
      5.625% due 11/20/00                   DM          100                  62
Republic of Germany
      5.625% due 01/04/28                             1,640               1,093
                                                                      ---------
Total Germany                                                             1,155
(Cost $1,019)                                                         =========

--------------------------------------------------------------------------------
GREECE (b)(d) 5.2%
--------------------------------------------------------------------------------
Hellenic Republic
     11.100% due 06/17/03 (c)               GD        7,400                  26
     11.000% due 10/23/03 (c)                        33,600                 118
      8.800% due 06/19/07                           571,400               2,022
                                                                      ---------
Total Greece                                                              2,166
(Cost $2,120)                                                         =========

--------------------------------------------------------------------------------
ITALY (b)(d) 7.1%
--------------------------------------------------------------------------------
Republic of Italy
      6.000% due 01/01/00                   IL    3,435,000               2,134
      5.000% due 05/01/08                           920,000                 586
      7.250% due 11/01/26                           310,000                 244
                                                                      ---------
Total Italy                                                               2,964
(Cost $2,715)                                                         =========

--------------------------------------------------------------------------------
JAPAN 3.2%
--------------------------------------------------------------------------------
Bank of Tokyo
      5.940% due 01/19/99                   $           800                 800
      5.938% due 07/30/99                               530                 530
                                                                      ---------
Total Japan                                                               1,330
(Cost $1,330)                                                         =========

--------------------------------------------------------------------------------
NEW ZEALAND (b)(d) 2.8%
--------------------------------------------------------------------------------
International Bank of Reconstruction & Development
      7.250% due 04/09/01                   N$          976                 499
      7.250% due 06/20/02                               430                 221
      7.250% due 05/27/03                               890                 462
                                                                      ---------
Total New Zealand                                                         1,182
(Cost $1,183)                                                         =========

--------------------------------------------------------------------------------
SOUTH KOREA 3.6%
--------------------------------------------------------------------------------
Korean Export-Import Bank
      7.250% due 06/25/01                   $           260                 228
Republic of Korea
      8.875% due 04/15/08 (c)                         1,500               1,291
                                                                      ---------
Total South Korea                                                         1,519
(Cost $1,695)                                                         =========

--------------------------------------------------------------------------------
SPAIN (b)(d) 8.2%
--------------------------------------------------------------------------------
Kingdom of Spain
      5.250% due 01/31/03                   SP       64,000                 478
      6.000% due 01/31/08                           328,580               2,600
      6.000% due 01/31/29                            48,100                 367
                                                                      ---------
Total Spain                                                               3,445
(Cost $3,234)                                                         =========

--------------------------------------------------------------------------------
SUPRANATIONAL (d) 0.1%
--------------------------------------------------------------------------------
World Bank
     10.250%  due 04/11/02                  PP        2,000                  38
                                                                      ---------
Total Supranational                                                          38
(Cost $76)                                                            =========

--------------------------------------------------------------------------------
SWEDEN (b)(d) 1.4%
--------------------------------------------------------------------------------
Kingdom of Sweden
     13.000% due 06/15/01                   SK          900                 139
      6.500% due 05/05/08                             3,000                 433
                                                                      ---------
Total Sweden                                                                572
(Cost $551)                                                           =========

98  PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount            Value
                                                      (000s)            (000s)
--------------------------------------------------------------------------------
  UNITED KINGDOM (b)(d) 11.0%
--------------------------------------------------------------------------------

Equitable
      8.000% due 08/29/49 (c)               BP           700       $    1,229
Federal National Mortgage Assn.
      6.875% due 06/07/02                                250              439
Middleweb PLC
     10.500% due 05/30/08                                390              512
Orange PLC
      8.625% due 08/01/08                                420              679
United Kingdom Gilt
      7.250% due 12/07/07                                875            1,748
                                                                   ----------
Total United Kingdom                                                    4,607
(Cost $4,502)                                                      ==========

--------------------------------------------------------------------------------
  UNITED STATES 67.7%
--------------------------------------------------------------------------------

Asset-Backed Securities 0.6%
Daimler-Benz Vehicle Trust
      5.850% due 07/20/03                          $      56               57
Emergent Home Equity Loan Trust
      6.745% due 05/15/12                                200              202
                                                                   ----------
                                                                          259
                                                                   ==========
Corporate Bonds & Notes 12.9%
Associates Corp. of North America
      5.788% due 08/27/01 (c)                            400              401
CSFP Credit
      6.199% due 11/19/04 (h)                          1,750            1,715
Dean Witter Discover
      5.762% due 02/01/99 (c)                            250              250
Ford Motor Credit Corp.
      6.125% due 04/28/03                                200              206
Fuji Bank
      9.870% due 12/31/49 (c)                            800              356
General Motors Acceptance Corp.
      6.750% due 02/07/02                                100              104
Merrill Lynch & Co.
      5.758% due 11/01/01 (c)                            510              510
National Power Corp.
      9.625% due 05/15/28                                200              128
Salomon, Smith Barney Holdings
      3.650% due 02/14/02 (f)                            257              250
Sumitomo
      9.400% due 12/29/49 (c)                            500              421
TCI Communications, Inc.
      6.175% due 04/01/02 (c)                            300              303
Tokai Capital Corp.
      9.980% due 12/29/49 (c)                          1,000              754
                                                                   ----------
                                                                        5,398
                                                                   ==========
Mortgage-Backed Securities 22.9%
Federal Home Loan Mortgage Corp.
      6.000% due 10/14/28                              7,220            7,220
Federal National Mortgage Assn.
      5.500% due 02/25/05                                 63               63
Government National Mortgage Assn.
      6.500% due 12/20/25-11/20/26 (c)(e)                150              153
      7.000% due 11/20/21-12/20/26 (c)(e)              2,126            2,167
                                                                   ----------
                                                                        9,603
                                                                   ==========
U.S. Government Agencies 8.4%
Student Loan Marketing Assn.
      5.877% due 01/25/03 (c)                            635              635
      5.823% due 04/25/07 (c)                          2,000            2,000
      5.877% due 10/25/07 (c)                            900              899
                                                                   ----------
                                                                        3,534
                                                                   ==========
U.S. Treasury Obligations 22.9%
Treasury Inflation Protected Securities
      3.625% due 07/15/02 (f)                          7,133            7,166
U.S. Treasury Bonds
      6.000% due 02/15/26                              2,200            2,463
                                                                   ----------
                                                                        9,629
                                                                   ----------
Total United States                                                    28,423
(Cost $28,988)                                                     ==========

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 28.8%
--------------------------------------------------------------------------------

Commercial Paper 28.2%
Abbott Laboratories
      5.480% due 10/05/98                               1,200           1,199
E.I. Du Pont de Nemours
      5.510% due 10/07/98                                 600             599
      5.440% due 11/20/98                                 800             794
Florida Power Corp.
      5.490% due 10/19/98                               1,300           1,296
Ford Motor Credit Corp.
      5.520% due 10/16/98                                 700             698
      5.420% due 01/08/99                                 600             591
General Motors Acceptance Corp.
      5.500% due 11/04/98                               1,600           1,592
IBM Credit Corp.
      5.480% due 11/18/98                                 500             496
National Rural Utilities Cooperative
      5.490% due 10/19/98                                 300             299
      5.320% due 12/11/98                                 500             495
Pfizer, Inc.
      5.270% due 10/30/98                               2,000           1,992
Procter & Gamble Co.
      5.310% due 12/28/98                                 800             790
      5.400% due 12/29/98                               1,000             987
                                                                   ----------
                                                                       11,828
                                                                   ==========
Repurchase Agreement 0.1%
State Street Bank
      4.750% due 10/01/98                                  43              43
      (Dated 09/30/98. Collateralized by                           ----------
      U.S. Treasury Note 7.500% 10/31/99
      valued at $47,756. Repurchase
      proceeds are $43,006.)

U.S. Treasury Bills (e) 0.5%
      4.973% due 10/15/98-12/03/98                                        225
                                                                   ----------

Total Short-Term Instruments                                           12,096
(Cost $12,095)                                                     ==========

Total Investments (a) 169.8%                                       $   71,224
(Cost $70,816)

Other Assets and Liabilities (Net) (69.8%)                            (29,267)
                                                                   ----------

Net Assets  100.0%                                                 $   41,957
                                                                   ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $    1,816

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (1,408)
                                                                   ----------

Unrealized appreciation-net                                        $      408
                                                                   ==========

                              1998 Semi-Annual Report See accompanying notes  99

Global Bond Fund II
September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

(b) Foreign forward currency contracts outstanding at September 30, 1998:

                              Principal
                                 Amount                            Unrealized
                             Covered by        Expiration       Appreciation/
Type                           Contract             Month      (Depreciation)
--------------------------------------------------------------------------------
Sell            A$                 249              10/98       $        (3)
Buy             BP                 206              10/98                 4
Sell                             2,063              10/98              (133)
Buy                                253              12/98                 6
Buy             C$               3,455              10/98                (9)
Sell                             3,986              10/98                85
Sell            DK                  15              10/98                 0
Buy             DM               6,863              10/98                34
Sell                                25              10/98                 0
Buy                              1,645              11/98                 9
Sell                             7,318              11/98              (184)
Buy             FF                 187              12/98                 0
Sell                               750              12/98                (9)
Buy             FM                 977              10/98                11
Sell                             1,078              10/98               (13)
Buy             GD             333,000              10/98                11
Sell                            63,056              10/98                (8)
Buy             IL              11,000              10/98                 0
Sell                               234              10/98                 0
Buy                             34,488              11/98                 0
Sell                            44,470              11/98                 0
Buy             JY             102,867              11/98                15
Sell                           350,561              11/98              (140)
Buy                              6,000              12/98                 0
Sell                           245,036              12/98                68
Sell            N$               1,011              10/98                 9
Sell                             1,584              12/98                (5)
Buy             NK              18,655              10/98                98
Sell                             5,000              10/98                 1
Buy                              9,879              11/98                51
Sell                               209              11/98                (1)
Buy                              1,035              12/98                 2
Buy             S$               1,810              10/98                29
Sell                             1,810              10/98               (21)
Sell            SF               2,320              10/98               (53)
Sell            SP               1,687              10/98                 0
Buy                             98,633              10/98                12
Sell                           110,022              12/98                (9)
                                                                 ----------
                                                                 $     (143)
                                                                 ==========

(c) Variable rate security.  The rate listed is as of September 30, 1998.

(d) Principal amount denoted in indicated currency:

          A$ - Australian Dollar
          AP - Argentine Peso
          BF - Belgian Franc
          BP - British Pound
          C$ - Canadian Dollar
          DK - Danish Krone
          DM - German Mark
          FF - French Franc
          FM - Finnish Markka
          GD - Greek Drachma
          IL - Italian Lira
          JY - Japanese Yen
          N$ - New Zealand Dollar
          NK - Norwegian Kron
          PP - Philippines Peso
          S$ - Singapore Dollar
          SF - Swiss Franc
          SK - Swedish Krona
          SP - Spanish Peseta

(e) Securities are grouped by coupon and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Swap agreements outstanding at September 30, 1998:

                                                    Notional         Unrealized
Type                                                  Amount       Appreciation
--------------------------------------------------------------------------------

Receive fixed rate 5.701% and pay floating rate on 3 month LIBOR.

Broker: Merrill Lynch
Exp. 09/07/05                                  $      2,160         $        73

(h) Restricted security.



100  PIMCO Funds See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund
September 30, 1998 (Unaudited)


                                                   Principal
                                                      Amount             Value
                                                      (000s)            (000s)
--------------------------------------------------------------------------------
  ARGENTINA (c) 19.7%
--------------------------------------------------------------------------------

Republic of Argentina
      8.750% due 07/10/02                   AP           100         $      70
      8.726% due 04/10/05 (d)                $           200               172
     11.375% due 01/30/17                                500               458
                                                                     ---------
Total Argentina                                                            700
(Cost $823)                                                          =========

--------------------------------------------------------------------------------
  BRAZIL 16.4%
--------------------------------------------------------------------------------

Government of Brazil
      6.688% due 04/15/12 (d)                            550               275
      8.000% due 04/15/14                                522               310
                                                                     ---------
Total Brazil                                                               585
(Cost $574)                                                          =========

--------------------------------------------------------------------------------
  COLOMBIA 5.1%
--------------------------------------------------------------------------------

Republic of Columbia
      8.625% due 04/01/08                                250               181
                                                                     ---------
Total Colombia                                                             181
(Cost $246)                                                          =========

--------------------------------------------------------------------------------
  ECUADOR 2.9%
--------------------------------------------------------------------------------

Government of Ecuador
      3.500% due 02/28/25 (d)                            250               101
                                                                     ---------
Total Ecuador                                                              101
(Cost $138)                                                          =========

--------------------------------------------------------------------------------
  MEXICO 18.2%
--------------------------------------------------------------------------------

Petroleos Mexicanos
     11.157% due 07/15/05 (d)                            250               218
United Mexican States
      6.250% due 12/31/19                                250               182
     11.500% due 05/15/26                                250               243
                                                                     ---------
Total Mexico                                                               643
(Cost $757)                                                          =========

--------------------------------------------------------------------------------
  PHILIPPINES 5.1%
--------------------------------------------------------------------------------

Republic of Philipines
      6.500% due 12/01/17                                250               180
                                                                     ---------
Total Philippines                                                          180
(Cost $188)                                                          =========

--------------------------------------------------------------------------------
  POLAND 1.9%
--------------------------------------------------------------------------------

Republic of Poland
      3.000% due 10/27/24 (d)                            100                66
                                                                     ---------
Total Poland                                                                66
(Cost $63)                                                           =========

--------------------------------------------------------------------------------
  RUSSIA 1.6%
--------------------------------------------------------------------------------

Republic of Russia
      6.625% due 12/15/15 (d)                            505                39
      6.625% due 12/15/20 (d)                            300                18
                                                                     ---------
Total Russia                                                                57
(Cost $538)                                                          =========

--------------------------------------------------------------------------------
  SOUTH KOREA 15.2%
--------------------------------------------------------------------------------

Korea Development Bank
      6.250% due 05/01/00                                200               182
Korean Export-Import Bank
      7.100% due 03/15/07                                175               143
Republic of Korea
      8.875% due 04/15/08                                250               215
                                                                     ---------
Total South Korea                                                          540
(Cost $569)                                                          =========

--------------------------------------------------------------------------------
  UNITED STATES 15.6%
--------------------------------------------------------------------------------

Asset-Backed Securities 5.4%
IMC Home Equity Loan Trust
      5.796% due 05/21/12 (d)                            109               109
NationsBank Auto Owner Trust
      6.375% due 07/15/00                                 80                81
                                                                     ---------
                                                                           190
                                                                     =========
Corporate Bonds & Notes 7.4%
Chrysler Financial Corp.
      5.675% due 06/08/01 (d)                            100               100
Ford Motor Credit Corp.
      5.788% due 08/27/01 (d)                            100               100
Supercanal Holdings
     11.500% due 05/15/05                                100                61
                                                                     ---------
                                                                           261
                                                                     =========
U.S. Government Agencies 2.8%
Student Loan Marketing Assn.
      5.823% due 04/25/07 (d)                            100               100
                                                                     ---------
Total United States                                                        551
(Cost $590)                                                          =========

--------------------------------------------------------------------------------
  URUGUAY 5.8%
--------------------------------------------------------------------------------

Banco Central Del Uruguay
      6.813% due 02/19/06 (d)                            221               204
                                                                     ---------
Total Uruguay                                                              204
(Cost $219)                                                          =========

--------------------------------------------------------------------------------
  VENEZUELA 7.3%
--------------------------------------------------------------------------------

Government of Venezuela
      6.625% due 12/18/07 (d)                            452               258
                                                                     ---------
Total Venezuela                                                            258
(Cost $257)                                                          =========

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 11.6%
--------------------------------------------------------------------------------

Commercial Paper 8.4%
Federal Home Loan Mortgage Corp.
      5.190% due 10/16/98                                200               199
      5.340% due 11/17/98                                100                99
                                                                     ---------
                                                                           298
                                                                     =========
Repurchase Agreements 2.9%
State Street Bank
      4.750% due 10/01/98                                103               103
      (Dated 09/30/98. Collateralized by                             ---------
      U.S. Treasury Note 5.750% 11/15/00
      valued at $109,873. Repurchase
      proceeds are $103,014.)

U.S. Treasury Bills (b) 0.3%
      4.925% due 12/03/98                                 10                10
                                                                     ---------

Total Short-Term Instruments                                               411
(Cost $411)                                                          =========

Total Investments (a) 126.4%                                         $   4,477
(Cost $5,373)

Other Assets and Liabilities (Net) (26.4%)                                (935)
                                                                     ---------

Net Assets 100.0%                                                    $   3,542
                                                                     =========

                             1998 Semi-Annual Report See accompanying notes  101

Emerging Markets Bond Fund
September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $       29

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (925)
                                                                    ----------

Unrealized depreciation-net                                         $     (896)
                                                                    ==========

(b) Securities with an aggregate market value of $10
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
September 30, 1998:
                                                                    Unrealized
Type                                          Contracts           Appreciation
-------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (12/98)                    2             $        9

(c) Principal amount denoted in the indicated currency:

          AP - Argentine Peso

(d) Variable rate security.  The rate listed is as of September 30, 1998.


102  PIMCO Funds See accompanying notes

Schedule of Investments

High Yield Fund
September 30, 1998 (Unaudited)


                                                Principal
                                                   Amount               Value
                                                   (000s)              (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 81.7%
--------------------------------------------------------------------------------
Banking & Finance 3.3%
Arvin Capital
      9.500% due 02/01/27                       $  19,000           $  22,181
Bay View Capital Corp.
      9.125% due 08/15/07                           8,000               7,720
Forest City Enterprises
      8.500% due 03/15/08                          14,350              14,135
Fuji Bank
      9.870% due 12/31/49 (b)                      26,000              11,556
General Motors Acceptance Corp.
      5.813% due 04/29/02 (b)                         800                 800
Helicon Group
     11.000% due 11/01/03 (b)                       2,000               2,090
SB Treasury Co. LLC
      9.400% due 12/29/49 (b)                      24,800              20,869
Trizec Finance Limited
     10.875% due 10/15/05                           2,441               2,599
                                                                    ---------
                                                                       81,950
                                                                    =========
Industrials 63.4%
Abbey Healthcare Group
      9.500% due 11/01/02                          16,120              15,072
Advanced Lighting
      8.000% due 03/15/08                           6,350               5,810
AEI Holding Co.
     10.000% due 11/15/07                           9,580               8,933
Albritton Communications
      9.750% due 11/30/07                           5,500               5,665
American Airlines
     10.610% due 03/04/10                             650                 885
American Commercial Lines
     10.250% due 06/30/08                           6,550               6,485
American Standard
      7.375% due 02/01/08                          10,800              10,854
      9.250% due 12/01/16                           7,388               7,573
Amerigas Partners LP
     10.125% due 04/15/07                           4,200               4,132
Amphenol Corp.
      9.875% due 05/15/07                           7,100               6,958
Ball Corp.
      7.750% due 08/01/06                          12,250              12,648
      8.250% due 08/01/08                           8,450               8,725
Benedek Broadcasting Corp.
     11.875% due 03/01/05                          25,940              27,821
Benedek Communications
      0.000% due 05/15/06 (c)                       1,500               1,072
Beverly Enterprises, Inc.
      9.000% due 02/15/06                          17,200              17,286
Buckeye Technologies, Inc.
      8.000% due 10/15/10                          14,100              13,818
Building Materials Corp.
      0.000% due 07/01/04 (c)                       4,150               4,129
      7.750% due 07/15/05                          18,450              18,035
      8.000% due 10/15/07                           3,750               3,703
      8.625% due 12/15/06                             500                 493
Call-Net Enterprises, Inc.
      8.000% due 08/15/08                          12,575              12,009
Canadian Forest Oil Limited
      8.750% due 09/15/07                           5,000               4,525
Century Communications Corp.
      0.000% due 01/15/08 (c)                       5,000               2,375
      0.000% due 03/15/03 (c)                      10,400               7,371
      8.750% due 10/01/07                           5,000               5,350
CF Cable TV, Inc.
      9.125% due 07/15/07                           9,000              10,130
Chattem, Inc.
      8.875% due 04/01/08                           4,300               4,193
Circus Circus Enterprises
      6.750% due 07/15/03                          17,400              16,489
Clark R&M Holdings
      8.625% due 08/15/08                           7,000               6,510
      8.375% due 11/15/07                           5,000               4,575
Coltec Industries Rights
      7.500% due 04/15/08                          38,000              36,146
Columbus McKinnon
      8.500% due 04/01/08                          16,500              15,592
Comcast Cellular
      9.500% due 05/01/07                           4,100               4,223
Comcast Corp.
      9.500% due 01/15/08                           6,837               7,213
Container Corp. of America
     11.250% due 05/01/04                           1,425               1,503
Cross Timbers Oil Co.
      8.750% due 11/01/09                           5,500               5,087
CSC Holdings, Inc.
      9.875% due 02/15/13                           2,000               2,170
      7.875% due 02/15/18                          10,000               9,850
      9.875% due 04/01/23                           9,000              10,035
     10.500% due 05/15/16                          11,000              12,485
Cumberland Farms
     10.500% due 10/01/03                           4,701               4,630
Dailey International, Inc.
      9.500% due 02/15/08                           4,750               2,779
Delta Air Lines
     10.790% due 03/26/14                           2,264               3,021
Dialog Corp. PLC
     11.000% due 11/15/07                           3,350               3,484
Doane Products Co.
     10.625% due 03/01/06                           1,300               1,398
Echostar Communications Corp.
      0.000% due 06/01/04 (c)                      31,090              30,312
Envirosource, Inc.
      9.750% due 06/15/03                          12,068              10,921
Extended Stay America
      9.150% due 03/15/08                          11,500              11,327
Extendicare Health Services
      9.350% due 12/15/07                           7,150               6,721
EZ Communication, Inc.
      9.750% due 12/01/05                           2,500               2,688
Falcon Cable
      0.000% due 04/15/10 (c)                      11,700               8,015
Falcon Holding Group LP
      8.375% due 04/15/10                           7,150               7,186
Federal-Mogul Corp.
      7.500% due 07/01/04                          24,000              24,560
      7.750% due 07/01/06                           9,100               9,399
Ferrellgas Partners LP
      9.375% due 06/15/06                           3,625               3,516
Fisher Scientific
      9.000% due 02/01/08                          23,475              22,624
      7.125% due 12/15/05                           6,500               6,082
Foamex LP
      9.875% due 06/15/07                           1,700               2,050
Forcenergy, Inc.
      9.500% due 11/01/06                           4,300               3,160
Gardern State Newspapers
      8.750% due 10/01/09                          22,500              21,938
Globalstar LP
     11.375% due 02/15/04                           8,350               5,678
     11.250% due 06/15/04                           5,500               3,768
     10.750% due 11/01/04                           3,106               2,019
Goss Graphic Systems, Inc.
     12.000% due 10/15/06                           6,450               5,934
Granite Broadcasting Corp.
     10.375% due 05/15/05                           1,500               1,517
Grupo Televisa SA
     11.375% due 05/15/03                           1,300               1,186
      0.000% due 05/15/08 (c)                       6,475               4,419
Gulf Canada Resources
      9.250% due 01/15/04                          12,575              12,849
      9.625% due 07/01/05                           2,000               2,025
HMH Properties, Inc.
      7.875% due 08/01/05                          22,150              22,261
Hollinger International Publishing
      9.250% due 02/01/06                           7,800               8,054
      8.625% due 03/15/05                           5,350               5,524


                             1998 Semi-Annual Report See accompanying notes  103

High Yield Fund
September 30, 1998 (Unaudited)

                                               Principal
                                                  Amount                Value
                                                  (000s)               (000s)
--------------------------------------------------------------------------------
Holmes Products Corp.
      9.875% due 11/15/07                      $   5,200             $  4,758
Huntsman Packaging Corp.
      9.125% due 10/01/07                          8,050                7,648
Impsat Corp.
     12.375% due 06/15/08                          7,400                5,439
Integrated Health Services
      9.500% due 09/15/07                          2,950                2,758
Intermedia Communications, Inc.
      8.500% due 01/15/08                          4,950                4,913
      0.000% due 05/15/06 (c)                     32,585               27,044
ISP Holdings, Inc.
      9.000% due 10/15/03                         23,370               24,363
ITC Deltacom, Inc.
     11.000% due 06/01/07                          3,250                3,534
IXC Communications, Inc.
      9.000% due 04/15/08                          8,500                8,436
J. Ray McDermott
      9.375% due 07/15/06                         10,400               10,894
J.Q. Hammons Hotels
      8.875% due 02/15/04                         11,500               10,868
Jones Intercable, Inc.
      8.875% due 04/01/07                         10,060               10,563
K Mart Corp.
      9.350% due 01/02/20                         15,374               15,876
      9.780% due 01/05/20                          9,575               10,275
      8.130% due 12/16/03                          1,250                1,298
K-III Communications Co.
      8.500% due 02/01/06                         18,190               18,463
L-3 Communications Corp.
     10.375% due 05/01/07                          5,750                6,311
Lenfest Communications
      8.375% due 11/01/05                         13,650               14,367
Les, Inc.
      9.250% due 06/01/08                         18,100               18,281
Level 3 Communications, Inc.
      9.125% due 05/01/08                         30,200               28,690
Lin Holdings Corp.
      0.000% due 03/01/08 (c)                     18,750               12,328
Lin Television Corp.
      8.375% due 03/01/08                          8,800                8,536
Magnum Hunter Resources, Inc.
     10.000% due 06/01/07                          3,900                3,140
Marcus Cable
      0.000% due 08/01/04 (c)                     11,400               11,229
Market Hub Partners
      8.250% due 03/01/08                         10,700               10,647
Marsh Supermarkets, Inc.
      8.875% due 08/01/07                          7,250                7,214
McLeodusa, Inc.
      0.000% due 03/01/07 (c)                     16,650               12,155
MJD Communications, Inc.
      9.500% due 05/01/08                          6,525                6,492
Navistar International Corp.
      8.000% due 02/01/08                         13,000               13,000
Newpark Resources, Inc.
      8.625% due 12/15/07                          5,050                4,823
Newsquest Capital
     11.000% due 05/01/06                          2,550                2,869
Ocean Rig Norway
     10.250% due 06/01/08                          6,325                4,712
Optel, Inc.
     11.500% due 07/01/08                          6,800                6,358
Orion Network Systems, Inc.
      0.000% due 01/15/07 (c)                     20,350               13,533
     11.250% due 01/15/07                         15,875               15,478
Owens & Minor, Inc.
     10.875% due 06/01/06                            950                1,009
P&L Coal Holdings
      8.875% due 05/15/08                         30,000               30,600
Packard Bioscience Co.
      9.375% due 03/01/07                          2,950                2,714
Perkins Family Restaurants
     10.125% due 12/15/07                          3,450                3,450
Perry-Judd
     10.625% due 12/15/07                          5,550                5,522
Petroleos Mexicanos
     11.157% due 07/15/05 (b)                      8,600                7,504
Phar-Mor, Inc.
     11.720% due 09/11/02                         10,255               10,358
Pharmerica, Inc.
      8.375% due 04/01/08                          6,300                5,765
Physician Sales and Service, Inc.
      8.500% due 10/01/07                          8,415                8,478
Polymer Group, Inc.
      9.000% due 07/01/07                         20,555               19,733
      8.750% due 03/01/08                          6,200                5,890
Pool Energy Co.
      8.625% due 04/01/08                          8,650                7,742
Primedia, Inc.
      7.625% due 04/01/08                          8,250                8,044
Printpack, Inc.
      9.875% due 08/15/04                          5,450                5,409
Qwest Communications International, Inc.
      0.000% due 02/01/08 (c)                      6,800                5,100
      0.000% due 10/15/07 (c)                      8,340                6,464
R.H. Donnelley, Inc.
      9.125% due 06/01/08                          4,600                4,646
Racers
      8.375% due 10/01/07                         21,500               23,237
Regal Cinemas, Inc.
      9.500% due 06/01/08                         12,150               12,211
Renaissance Media Group
      0.000% due 04/15/08 (c)                     21,250               14,131
Revlon Consumer Products
      8.125% due 02/01/06                         26,750               26,483
Riviera Holdings Corp.
     10.000% due 08/15/04                          1,850                1,610
RJR Nabisco
      8.000% due 07/15/01                          2,000                2,045
      8.625% due 12/01/02                         11,500               12,036
Rogers Cablesystems, Inc.
     10.000% due 03/15/05                          7,500                8,288
Rogers Cantel Mobile
      9.375% due 06/01/08                         15,500               15,810
Rogers Cantel, Inc.
      8.300% due 10/01/07                         12,385               11,890
Salem Communications
      9.500% due 10/01/07                          4,850                4,899
Satelites Mexicanos
      9.391% due 06/30/04 (b)                      9,985                6,540
SC International Services, Inc.
      9.250% due 09/01/07                          8,200                8,015
Scotsman Group, Inc.
      8.625% due 12/15/07                          4,000                3,915
Sea Containers
     10.500% due 07/01/03                          1,000                1,040
Silgan Holdings, Inc.
      9.000% due 06/01/09                         20,760               20,085
Smith's Food & Drug Centers, Inc.
      8.640% due 07/02/12                          9,575                9,623
      9.200% due 07/02/18                          9,000               11,049
Smithfield Foods
      7.625% due 02/15/08                          5,900                5,812
Stater Brothers Holdings
     11.000% due 03/01/01                          6,720                6,955
Stone Container
     11.500% due 10/01/04                          2,000                1,995
Sun Healthcare Group, Inc.
      9.375% due 05/01/08                          5,300                4,797
      9.500% due 07/01/07                          1,550                1,418
Supercanal Holdings
     11.500% due 05/15/05                          4,800                2,904
Synthetic Industries, Inc.
      9.250% due 02/15/07                          9,850                9,850
Telewest Communications
      9.625% due 10/01/06                         12,750               12,878


104  PIMCO Funds See accompanying notes

                                              Principal
                                                 Amount             Value
                                                 (000s)            (000s)
---------------------------------------------------------------------------
Tenet Healthcare Corp.
      8.000% due 01/15/05                     $   2,000         $   2,060
      8.625% due 01/15/07                         3,500             3,649
      7.625% due 06/01/08                        20,000            20,750
      8.625% due 12/01/03                         1,050             1,114
TFM SA de CV
     11.750% due 06/15/09 (c)                     7,800             3,841
Trans-Resources, Inc.
     10.750% due 03/15/08                        15,650            15,180
U.S. Can Corp.
     10.125% due 10/15/06                           600               618
Unisys Corp.
      7.875% due 04/01/08                         6,500             6,516
     12.000% due 04/15/03                        14,900            16,688
     11.750% due 10/15/04                         5,000             5,650
United Defense Industry, Inc.
      8.750% due 11/15/07                         3,500             3,526
United Refining Co.
     10.750% due 06/15/07                         2,950             2,375
US Air, Inc.
      9.330% due 01/01/06                         6,593             6,840
      9.625% due 09/01/03                        18,083            20,408
Vintage Petroleum
      9.000% due 12/15/05                        10,490            10,647
Westpoint Stevens, Inc.
      7.875% due 06/15/05                         5,500             5,603
      7.875% due 06/15/08                        13,950            14,264
World Color Press, Inc.
      9.125% due 03/15/03                        24,035            24,155
Young Broadcasting, Inc.
      9.000% due 01/15/06                        11,000            11,083
      8.750% due 06/15/07                         4,200             4,190
Ziff-Davis, Inc.
      8.500% due 05/01/08                        24,250            23,401
                                                                ---------
                                                                1,566,768
                                                                =========
Utilities 15.0%
AES Corp.
     10.250% due 07/15/06                        14,235            14,804
      8.500% due 11/01/07                         2,500             2,375
Beaver Valley Funding Corp.
      9.000% due 06/01/17                        37,000            42,584
Bridas Corp.
     12.500% due 11/15/99                         4,500             4,523
California Energy
      9.875% due 06/30/03                         5,000             5,526
      9.500% due 09/15/06                         5,000             5,550
Calpine Corp.
      9.250% due 02/01/04                        10,500            10,553
      7.875% due 04/01/08                        15,000            14,475
      8.750% due 07/15/07                        14,650            15,016
CMS Energy
      7.000% due 01/15/05                        12,000            12,087
      8.125% due 05/15/02                         9,500             9,838
Coho Energy, Inc.
      8.875% due 10/15/07                        17,552            16,060
Espirito Santo Centrais
     10.000% due 07/15/07                         2,450             1,390
Flag Limited
      8.250% due 01/30/08                        38,850            37,199
GST Network
      0.000% due 05/01/08 (c)                     8,000             3,880
Intermedia Communications
      0.000% due 07/15/07 (c)                     6,250             4,500
ITC Deltacom
      8.875% due 03/01/08                        12,300            12,177
Mastec, Inc.
      7.750% due 02/01/08                         5,600             5,236
Metronet Communications Corp.
      0.000% due 06/15/08 (c)                     8,975             4,981
Nextel Communications, Inc.
      0.000% due 02/15/08 (c)                    38,750            22,959
Niagara Mohawk Power
      9.500% due 03/01/21                         2,500             2,659
      7.875% due 04/01/24                         7,500             7,586
      9.990% due 05/11/04                         2,500             2,530
      7.750% due 05/15/06                         1,100             1,229
      7.625% due 10/01/05                        10,000            10,428
      7.750% due 10/01/08                        27,000            28,848
North Atlantic Energy
      9.050% due 06/01/02                         7,265             7,699
Orange PLC
      8.000% due 08/01/08                        47,450            46,264
Rural Cellular Corp.
      9.625% due 05/15/08                         8,800             8,448
Wilmington Trust Co. - Tucson Electric (d)
     10.211% due 01/01/09                           500               565
     10.732% due 01/01/13                         6,993             8,106
                                                                ---------
                                                                  370,075
                                                                ---------
Total Corporate Bonds & Notes                                   2,018,793
(Cost $2,069,972)                                               =========

---------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.3%
---------------------------------------------------------------------------
U.S. Treasury Strips
      0.000% due 08/15/26                         29,700            6,911
                                                                ---------
Total U.S. Treasury Obligations                                     6,911
(Cost $5,875)                                                   =========

---------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 1.9%
---------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.5%
Asset Securitization Corp.
      7.384% due 08/13/29 (b)                     1,500             1,662
Federal Deposit Insurance Corp.
      6.875% due 11/25/26 (b)                       400               443
Green Tree Financial Corp.
      8.000% due 07/15/18                         7,000             7,234
NationsBanc Mortgage Capital Corp.
      8.060% due 05/25/28 (b)                     3,835             3,310
Red Mountain Funding Corp.
      9.150% due 11/28/27                         5,727             6,131
Resolution Trust Corp.
      6.900% due 02/25/27                         7,494             7,314
      7.000% due 05/25/27                         5,928             6,121
      9.250% due 06/25/23                         3,286             3,296
      9.050% due 08/25/23                           678               684
                                                                ---------
                                                                   36,195
                                                                =========
Other Mortgage-Backed Securities 0.3%
LTC Commercial Corp.
      9.200% due 08/04/23                         3,235             3,930
Resolution Trust Corp.
      9.500% due 05/25/24                            49                49
      6.880% due 09/25/20 (b)                       585               526
Structured Asset Securities Corp.
      7.050% due 11/25/02                         4,000             3,724
                                                                ---------
                                                                    8,229
                                                                =========
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Assn. (IO)
      7.000% due 04/25/19                        12,000             1,141
      6.500% due 06/25/17                         1,685               105
      6.000% due 07/25/05                         1,141                46
      7.000% due 07/25/08                         5,141               517
      7.000% due 12/25/21                         9,324               717
Fund America (IO)
      9.590% due 10/20/21                         1,204                26
                                                                ---------
                                                                    2,552
                                                                ---------
Total Mortgage-Backed Securities                                   46,976
(Cost $46,188)                                                  =========


                             1998 Semi-Annual Report See accompanying notes  105

High Yield Fund
September 30, 1998 (Unaudited)


                                                Principal
                                                   Amount            Value
                                                   (000s)           (000s)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.4%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
     10.875% due 03/15/19                       $  26,570       $   30,180
Apria Healthcare Group
      7.938% due 08/09/01 (b)                       8,750            8,498
BCP SA
      9.900% due 03/31/06                          10,000            9,813
Decision One
      8.450% due 08/07/03                          11,000           10,931
Federal-Mogul Corp.
      8.063% due 09/30/06 (b)                       5,000            4,987
Huntsman Corp.
      9.187% due 03/20/07 (b)                       3,500            3,535
Morgan Stanley Aircraft Finance
      8.700% due 03/15/23                          21,750           21,119
NTL Group
      8.594% due 01/31/99 (b)                       4,211            4,187
      8.688% due 01/31/99 (b)                       5,789            5,761
TFM SA de CV
      9.690% due 06/30/03 (b)                       4,000            4,000
Varig SA
     10.500% due 06/02/05                           1,849            1,572
     11.500% due 06/02/05                           5,847            4,970
                                                                ----------
Total Asset-Backed Securities                                      109,553
(Cost $102,092)                                                 ==========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.6%
--------------------------------------------------------------------------------
Republic of Argentina
      6.625% due 03/31/05 (b)                       5,711            4,511
      5.750% due 03/31/23 (b)                       9,000            6,030
Republic of Korea
      8.875% due 04/15/08 (b)                      28,550           24,571
Republic of Poland
      3.750% due 10/27/24 (b)                       5,000            3,450
                                                                ----------
Total Sovereign Issues                                              38,562
(Cost $40,070)                                                  ==========

--------------------------------------------------------------------------------
PREFERRED STOCK 3.6%
--------------------------------------------------------------------------------
                                                   Shares
CSC Holdings, Inc.
     11.932% due 01/01/00                         160,043           17,605
Fresenius Medical Care
      7.875% due 01/01/00                          21,175           20,432
      9.000% due 12/01/06                          28,395           28,324
Newscorp Overseas Limited
      2.156% due 01/01/00                         133,200            3,272
Primedia, Inc.
      8.625% due 01/01/00                          50,000            4,563
      9.200% due 12/01/06                          70,000            6,738
Sig Capital Trust
      9.500% due 08/15/27                           7,000            6,939
                                                                ----------
Total Preferred Stock                                               87,873
(Cost $91,377)                                                  ==========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------

                                                Principal
                                                   Amount
                                                   (000s)
Commercial Paper 6.0%
Abbott Laboratories
      5.490% due 10/06/98                          12,200           12,191
E.I. Du Pont de Nemours
      5.400% due 10/14/98                           8,000            7,985
      5.490% due 10/20/98                           3,100            3,091
Ford Motor Credit Corp.
      5.470% due 11/19/98                           5,800            5,757
      5.490% due 11/19/98                             200              199
      5.470% due 12/04/98                          11,600           11,491
General Electric Capital Corp.
      5.500% due 11/13/98                          10,300           10,232
      5.500% due 11/18/98                          20,400           20,250
General Motors Acceptance Corp.
      5.490% due 11/19/98                          13,700           13,598
IBM Credit Corp.
      5.560% due 10/07/98                          11,500           11,489
KFW International Finance, Inc.
      5.390% due 10/28/98                           3,100            3,087
      5.450% due 12/22/98                           3,900            3,854
Motorola, Inc.
      5.480% due 10/13/98                             300              299
      5.480% due 12/03/98                           3,000            2,972
National Rural Utilities Cooperative
      5.490% due 10/26/98                             600              598
      5.490% due 10/28/98                             700              697
New Center Asset Trust
      5.530% due 10/26/98                           1,800            1,793
      5.510% due 11/19/98                           2,100            2,084
      5.480% due 12/16/98                           3,200            3,165
Oesterreich Kontrollbank
      5.220% due 11/30/98                          18,300           18,138
Pfizer, Inc.
      5.270% due 10/30/98                          15,000           14,936
Washington Post
      5.420% due 12/16/98                           1,000              989
                                                                ----------
                                                                   148,895
                                                                ==========
Repurchase Agreements 0.1%
State Street Bank
      4.750% due 10/01/98                             656              656
      (Dated 09/30/98. Collateralized by
      U.S. Treasury Note 5.750% 11/15/00
      valued at $669,700. Repurchase
      proceeds are $656,087.)

First Boston
      5.150% due 10/01/98                           2,300            2,300
      (Dated 09/30/98. Collateralized by
      U.S. Treasury Note 4.500% 09/30/00
      valued at $2,357,532. Repurchase
      proceeds are $2,300,329.)
                                                                ----------
                                                                     2,956
                                                                ----------
Total Short-Term Instruments                                       151,851
(Cost $151,845)                                                 ==========

Total Investments (a) 99.6%                                     $2,460,519
(Cost $2,507,419)

Other Assets and Liabilities (Net)  0.4%                             9,614
                                                                ----------

Net Assets 100.0%                                               $2,470,133
                                                                ==========

Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                       $   47,100

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                        (94,000)
                                                                ----------

Unrealized depreciation-net                                     $  (46,900)
                                                                ==========

(b) Variable rate security. The rate listed is as of September 30, 1998.

(c) Security becomes interest bearing at a future date.

(d) Restricted security.

106  PIMCO Funds See accompanying notes

Schedule of Investments

Municipal Bond Fund
September 30, 1998 (Unaudited)

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 98.1%
--------------------------------------------------------------------------------
Alabama 0.4%
Mobile, Alabama General Obligation Bonds,
(MBIA Insured), Series 1998, 4.380%, 02/15/08 (b)     $    325      $     217
                                                                    ---------
Arizona 4.2%
Santa Cruz County, Arizona Utility Revenue Bonds,
Series 1997, 4.750%, 08/01/20                              100            102

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A, 6.500%, 09/01/04                          1,130          1,280

Show Low, Arizona Industrial Development
Authority Hospital Revenue Bond, Series 1998,
5.500%, 12/01/17                                         1,000          1,044
                                                                    ---------
                                                                        2,426
                                                                    =========
California 12.1%
City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993, 6.000%, 08/01/15                              500            583

Irvine, California Special Assessment Bond,
Series 1998, 4.800%, 09/02/04.                             150            151

Irvine, California Special Assessment Bond,
Series 1998, 4.900%, 09/02/05.                             310            313

Irvine, California Special Assessment Bond,
Series 1998, 5.000%, 09/02/06.                             150            152

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds, Series 1991 B,
6.500%, 07/01/13                                         1,000          1,086

Los Angeles, California Convention & Exhibition
Center Authority Lease Revenue Bonds, (MBIA Insured),
Series 1993, 6.125%, 08/15/11                            1,000          1,180

Northern California Power Agency, Revenue Bond,
Series 1998, 3.500%, 07/01/32                            1,200          1,200

Orange County, California Improvement Bond,
Series 1998 A, 4.900%, 09/02/05                            300            304

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 4.900%, 09/02/03                            150            154

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A, 5.000%, 09/02/04                            150            154

Sacramento County, California Refunding Bonds,
Series 1998, 4.900%, 09/02/05                              300            302

San Jose, California Redevelopment Agency
Tax Allocation Bond, Series 1998, 5.000%, 08/01/21       1,000          1,004

West Sacramento, California Refunding Bonds,
Series 1998, 5.000%, 09/02/04                              350            358
                                                                    ---------
                                                                        6,941
                                                                    =========
Colorado 5.1%
Colorado Public Highway Authority Revenue Bond,
Series 1997 A, 5.000%, 09/01/26                          1,500          1,504

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A, 5.000%, 12/01/09                          1,390          1,423
                                                                    ---------
                                                                        2,927
                                                                    =========
Florida 6.1%
Dade County, Florida General Obligation Bonds,
(AMBAC Insured), Series 1988, 7.600%, 10/01/06           1,690          2,112

Gainesville, Florida Revenue Bonds, Series 1979,
6.200%, 10/01/02                                           300            313

Jacksonville Electric Authority, Bulk Power Supply
System Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991,
6.750%, 10/01/21                                         1,000          1,074
                                                                    ---------
                                                                        3,499
                                                                    =========
Georgia 0.2%
Dawson County, Georgia School District General
Obligation Bond, Series 1997, 4.900%, 04/01/12             105            108
                                                                    ---------

Illinois 3.8%
Chicago, Illinois Wastewater Transmission
Revenue Bond, Series 1998 A, 5.000%, 01/01/19            1,000          1,009

State of Illinois, Sales Tax Revenue Refunding
Bonds, Series 1992 Q, 6.000%, 6/15/12                    1,000          1,157
                                                                    ---------
                                                                        2,166
                                                                    =========
Indiana 6.2%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992,
6.750%, 02/01/14                                         1,000          1,225

Indiana Transportation Revenue Bonds,
Series 1996, 6.000%, 11/01/11                            2,000          2,312
                                                                    ---------
                                                                        3,537
                                                                    =========
Michigan 2.5%
Michigan State Building Authority Revenue Bonds,
Series 1997, 5.000%, 10/15/14                              100            103

Michigan State Environmental Protection General
Obligation Bonds, Series 1992, 6.250%, 11/01/12          1,100          1,321
                                                                    ---------
                                                                        1,424
                                                                    =========
Minnesota 1.8%
New Richland, Minnesota Revenue Bond,
Series 1998, 4.500%, 08/02/04                            1,000          1,014
                                                                    ---------
Mississippi 0.3%
Mississippi State Department of Corrections,
Certificate Participation Bonds, (AMBAC Insured),
Series 1997, 4.600%, 01/01/08                              150            154
                                                                    ---------

Missouri 0.2%
Kansas City Water Revenue Bonds, Series 1998 B,
4.750%, 12/01/03                                           100            104
                                                                    ---------
New Hampshire 2.1%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A,
6.750%, 11/01/11                                         1,000          1,185
                                                                    ---------

New Jersey 0.3%
New Jersey State Transportation Revenue Bonds,
(FSA Insured), Series 1997 A, 5.000%, 06/15/18             150            152
                                                                    ---------

New Mexico 2.8%
Bernalillo County, New Mexico General
Obligation Bonds, Series 1997, 4.750%, 12/01/13            150            156

Los Alamos County, Utility Revenue Bonds,
Series 1994 A, 6.000%, 07/01/08                          1,000          1,110

Santa Fe County, El Castillo Retirement Nursing
Home Bonds, Series 1998 A, 5.250%, 05/15/07                315            313
                                                                    ---------
                                                                        1,579
                                                                    =========


                             1998 Semi-Annual Report See accompanying notes  107

Municipal Bond Fund
September 30, 1998 (Unaudited)


                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------
New York 18.5%
New York City General Obligation Bonds,
(FGIC Insured), Series 1992, 3.550%, 10/01/21 (b)     $      800    $      800

New York City General Obligation Bonds,
(Morgan Guaranty Trust Insured), Series 1993,
3.200%, 08/15/19 (b)                                         100           100

New York City General Obligation Bonds,
Series 1993, 4.150%, 08/15/18 (b)                            100           100

New York City General Obligation Bonds,
Series 1995 B, 6.750%, 08/15/03                            1,000         1,120

New York City General Obligation Bonds,
Series 1996 A, 7.000%, 08/01/07                            1,000         1,198

New York City Municipal Water and Sewer System
Revenue Bonds, Series 1998, 4.750%, 06/15/25               1,000           969

New York Metropolitan Transit Authority Commuter
Revenue Bonds, Series 1997, 5.500%, 07/01/21               1,000         1,040

New York State Dorm Authority Mental Health Services
Revenue Bonds, Series 1997 B, 6.000%, 08/15/05             1,850         2,032

New York State Dorm Authority Revenue Bonds,
Series 1998 B, 4.900%, 02/15/09                              100           102

New York State Environmental Facilities Special
Obligation Revenue Bonds, Series 1996,
5.125%, 04/01/22                                           1,000         1,014

State of New York Thruway Authority Revenue
Bonds, (AMBAC-TCRS Insured), Series 1996,
6.000%, 04/01/05                                           1,000         1,116

State of New York Thruway Authority Revenue Bonds,
(MBIA Insured), Series 1995 A, 5.500%, 04/01/15            1,000         1,059
                                                                    ----------
                                                                        10,650
                                                                    ==========

North Carolina 3.8%
North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured),
Series 1992, 6.000%, 01/01/08                              1,000         1,126

North Carolina State School Improvement Bonds,
Series 1998, 4.750%, 04/01/12                              1,000         1,035
                                                                    ----------
                                                                         2,161
                                                                    ==========
North Dakota 1.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991, 6.900% 02/01/19                               1,000         1,076
                                                                    ----------

Ohio 3.9%
Cleveland Water and Sewer Refunding and
Improvement Revenue Bonds, (MBIA Insured),
Series 1993 G, Number 1, 5.500%, 01/01/21                  1,000         1,089

Ohio State Water Development Authority Pollution
Control Revenue Bonds, (MBIA Insured),
Series 1995, 6.000%, 06/01/05                              1,000         1,116
                                                                    ----------
                                                                         2,205
                                                                    ==========
Pennsylvania 3.3%
Delaware County, Pennsylvania Hospital Revenue Bonds,
Series 1998, 4.900%, 12/01/08                                100           102

Philadelphia Gas Revenue Bonds, (FSA Insured),
Series 1998 C, 4.600%, 07/01/08                              100           103

Pittsburgh, Pennsylvania General Obligation Bonds,
(AMBAC Insured), Series 1993 A, 5.500%, 09/01/14           1,525         1,685
                                                                    ----------
                                                                         1,890
                                                                    ==========
Puerto Rico 1.8%
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control,
Series 1998, 5.000%, 10/01/18                              1,000         1,018
                                                                    ----------
South Carolina 1.8%
Piedmont Municipal Power Agency Electric
Revenue Bonds, (MBIA Insured), Series 1996 B,
5.250%, 01/01/13                                           1,000         1,049
                                                                    ----------
Tennessee 3.6%
Memphis-Shelby County Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997, 5.350%, 09/01/12                              1,000         1,054

Nashville & Davidson County, Tennessee Revenue
Bonds, Series 1998, 4.450%, 08/01/07                       1,000         1,005
                                                                    ----------
                                                                         2,059
                                                                    ==========
Texas 10.6%
Beaumont, Texas Independent School District General
Obligation Bonds, Series 1997, 5.000%, 02/15/16              150           152

Board of Regents of the University of Texas System,
Revenue Financing System Refunding Bonds,
Prefunded and Unrefunded Series 1991 B,
6.750%, 08/15/13                                             735           801

Houston, Texas Revenue Bonds, Series 1998,
0.000%, 09/15/09                                             175           110

Houston, Texas, Water & Sewer System Revenue
Bonds, Series 1993 B, 5.000%, 12/01/18                     2,000         2,018

Lone Star, Texas Improvement Authority Revenue
Bonds, (Royal Bank of Canada Insured),
Series 1984 B-3, 3.450%, 12/01/14 (b)                        200           200

Pflugerville, Texas Independent School District General
Obligation Bonds, Series 1997, 5.000%, 08/15/17              150           152

San Antonio, Texas Refunding Bonds,
Series 1998, 5.000%, 02/01/14                              1,380         1,408

University of Texas Revenue Bonds,
Series 1996, 5.250%, 08/15/07                              1,000         1,079

Waco, Texas General Obligation Bonds,
Series 1997, 4.800%, 02/01/11                                150           154
                                                                    ----------
                                                                         6,074
                                                                    ==========
Virginia 0.3%
Pocahontas Parkway Association, Virginia Highway
Revenue Bonds, Series 1998 A, 5.250%, 08/15/09               200           203
                                                                    ----------

Washington State 0.2%
King County, Washington Public Hospital Facilities
Revenue Bonds, Series 1998, 4.750%, 09/01/10                 100           101
                                                                    ----------

Washington, DC 0.3%
District of Columbia Revenue Bonds,
Series 1997, 4.750%, 02/01/11                                150           154
                                                                    ----------

Total Municipal Bonds & Notes                                           56,073
(Cost $52,577)                                                      ==========

108  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.1%
--------------------------------------------------------------------------------
State Street Global Advisors Tax Free Money Market
      3.257% due 10/01/98                              $    75       $     75
                                                                     --------

Total Short-Term Instruments                                               75
(Cost $75)                                                           ========

Total Investments (a) 98.2%                                          $ 56,148
(Cost $52,652)

Other Assets and Liabilities (Net) 1.8%                                 1,012
                                                                     --------

Net Assets 100.0%                                                    $ 57,160
                                                                     ========

Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $  3,496

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 0
                                                                     --------

Unrealized appreciation-net                                          $  3,496
                                                                     ========

(b) Variable rate security. The rate listed is as of September 30, 1998.



                             1998 Semi-Annual Report See accompanying notes  109

Schedule of Investments

Money Market Fund
September 30, 1998 (Unaudited)


                                              Principal
                                                 Amount            Value
                                                 (000s)           (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 97.9%
--------------------------------------------------------------------------------
Certificates of Deposit 0.4%
Bank of Tokyo
      5.940% due 01/19/99                 $      1,000      $     1,000
                                                            -----------
Commercial Paper 55.9%
Aluminum Co. of America
      5.530% due 10/09/98                          475              474
Archer-Daniels-Midland Co.
      5.490% due 11/03/98                        1,062            1,057
      5.430% due 12/08/98                        2,700            2,672
      5.430% due 12/09/98                       10,000            9,896
Australian Wheat Board
      5.420% due 10/19/98                        8,000            7,978
      5.480% due 10/19/98                        2,000            1,995
      5.420% due 02/22/99                        3,500            3,424
Bankers Trust
      5.490% due 11/04/98                       10,000            9,948
Canadian Wheat Board
      5.400% due 02/25/99                       10,000            9,780
Coca-Cola Co.
      5.430% due 11/12/98                        1,000              994
Disney (Walt) Co.
      5.400% due 01/05/99                          725              715
E.I. Du Pont de Nemours
      5.520% due 10/09/98                        7,450            7,441
Eastman Kodak Co.
      5.500% due 10/06/98                        3,700            3,697
Electricite de France
      5.500% due 10/09/98                          530              529
Ford Motor Credit Corp.
      5.500% due 10/22/98                       10,000            9,968
      5.380% due 01/25/99                        4,000            3,931
Franklin Resources
      5.530% due 10/13/98                        1,600            1,597
      5.410% due 12/01/98                       10,000            9,908
General Electric Capital Corp.
      5.460% due 11/17/98                          430              427
General Motors Acceptance Corp.
      5.550% due 10/07/98                        4,950            4,945
      5.530% due 10/21/98                        1,200            1,196
Goldman Sachs & Co.
      5.460% due 11/06/98                        5,450            5,420
      5.450% due 11/24/98                        4,000            3,967
Motorola, Inc.
      5.250% due 10/13/98                       10,000            9,983
National Rural Utilities Cooperative
      5.490% due 11/09/98                       12,500           12,425
Procter & Gamble Co.
      5.400% due 11/06/98                        1,750            1,741
      5.450% due 12/22/98                        6,600            6,518
USAA Capital Corp.
      5.480% due 11/20/98                       12,000           11,909
Washington Post
      5.510% due 10/28/98                        9,000            8,963
                                                            -----------
                                                                153,498
                                                            ===========

Repurchase Agreements 41.6%
State Street Bank
      4.750% due 10/01/98                 $      1,930      $     1,930
      (Dated 09/30/98. Collateralized by
      U.S. Treasury Note 6.250% 02/28/02
      valued at $1,972,225. Repurchase
      proceeds are $1,930,255.)

Goldman Sachs
      5.100% due 10/01/98                       56,300           56,300
      (Dated 09/30/98. Collateralized by
      U.S. Treasury Note 6.625% 04/30/02
      valued at $56,323,397. Repurchase
      proceeds are $56,307,976.)

First Boston
      5.150% due 10/01/98                       56,000           56,000
      (Dated 09/30/98. Collateralized by
      U.S. Treasury Note 6.875% 03/31/00
      valued at $57,347,281. Repurchase
      proceeds are $56,008,011.)
                                                            -----------
                                                                114,230
                                                            -----------
Total Short-Term Instruments                                    268,728
(Cost $268,728)                                             ===========

Total Investments 97.9%                                     $   268,728
(Cost $268,728)

Other Assets and Liabilities (Net) 2.1%                           5,697
                                                            -----------

Net Assets 100.0%                                           $   274,425
                                                            ===========

110  PIMCO Funds See accompanying notes

Schedule of Investments

StocksPLUS Fund
September 30, 1998 (Unaudited)


                                                     Principal
                                                        Amount           Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 39.0%
--------------------------------------------------------------------------------

Banking & Finance 25.5%
Advanta National Bank
      6.125% due 01/15/99 (d)                        $   2,000       $   1,990
AT&T Capital Corp.
      6.260% due 02/18/99                               10,000          10,027
      6.920% due 04/29/99                                5,725           5,767
Bankers Trust
      5.788% due 05/11/03 (d)                           20,000          20,035
Caterpillar Financial
      5.400% due 04/01/99 (d)                            2,000           2,002
CIT Group, Inc.
      6.200% due 10/20/00                               10,000          10,165
Den Danske Bank
      6.000% due 06/30/00 (d)                              450             451
Edison Funding
      6.000% due 09/20/99                               15,000          15,143
Ford Motor Credit Corp.
      5.480% due 11/09/98 (d)                              500             500
      5.340% due 03/30/99 (d)                              250             250
      5.293% due 04/05/99 (d)                              340             339
      7.020% due 10/10/00                               11,000          11,418
      5.813% due 02/13/03 (d)                           15,000          15,026
General Motors Acceptance Corp.
      5.330% due 03/16/99 (d)                            2,000           2,004
      5.788% due 08/18/03 (d)                           15,300          15,303
Goldman Sachs & Co.
      5.867% due 01/25/01 (d)                           10,000          10,006
Heller Financial, Inc.
      5.830% due 09/25/00 (d)                           15,500          15,519
HRPT Properties Trust
      6.288% due 07/09/99 (d)                            5,000           5,001
Lehman Brothers, Inc.
      8.875% due 11/01/98                                1,685           1,687
      5.540% due 08/11/00 (d)                            9,400           9,169
MBNA Corp.
      5.992% due 10/18/99 (d)                           10,000          10,006
      6.008% due 09/13/01 (d)                            4,000           4,001
Merrill Lynch & Co.
      5.938% due 10/10/00 (d)                            3,000           3,004
      5.919% due 02/04/03 (d)                            6,000           5,989
Residential Reinsurance
      9.848% due 06/01/99 (d)                            2,000           1,991
Salomon, Inc.
      5.582% due 04/05/99 (d)                              500             500
Salomon, Smith Barney Holdings
      5.875% due 02/01/01                                5,000           5,041
      3.650% due 02/14/02 (g)                            2,058           2,000
      5.938% due 03/26/03 (d)                            5,000           4,991
Sanwa Business Credit
      6.338% due 07/13/01 (d)                           10,000           9,988
                                                                     ----------
                                                                       199,313
                                                                     ==========
Industrials 11.2%
Air Canada
      6.425% due 07/31/05 (d)                           12,000           9,944
Black & Decker Corp.
      6.606% due 12/20/01 (d)                            7,250           7,323
Cemex SA
     10.750% due 07/15/00                                3,650           3,509
COFIRI International, Inc.
      5.987% due 10/27/00 (d)                            2,000           1,995
Columbia HCA Healthcare
      6.410% due 06/15/00                                5,000           4,909
Merita
      6.073% due 12/01/05 (d)                            1,000             996
Occidental Petroleum
      5.850% due 11/09/98                                6,000           5,996
Petroleos Mexicanos
      7.600% due 06/15/00                                2,050           1,932
RJR Nabisco
      8.300% due 04/15/99                                2,300           2,307
      8.000% due 07/15/01                                  500             511
TCI Communications, Inc.
      7.250% due 06/15/99 (d)                           30,000          30,424
      6.140% due 04/03/02 (d)                           11,600          11,718
      6.200% due 03/11/03 (d)                            4,000           4,052
Tenneco, Inc.
     10.075% due 02/01/01                                1,400           1,510
                                                                     ----------
                                                                        87,126
                                                                     ==========
Utilities 2.3%
Beaver Valley Funding Corp.
      8.250% due 06/01/03                                2,413           2,511
Niagara Mohawk Power
      7.000% due 10/01/00                                5,000           5,061
      7.125% due 07/01/01                                9,000           9,145
North Atlantic Energy
      9.050% due 06/01/02                                1,220           1,293
                                                                     ----------
                                                                        18,010
                                                                     ----------
Total Corporate Bonds & Notes                                          304,449
(Cost $305,015)                                                      ==========

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 1.8%
--------------------------------------------------------------------------------

Student Loan Marketing Assn.
      5.727% due 10/25/05 (d)                           14,496          14,429
                                                                     ----------
Total U.S. Government Agencies                                          14,429
(Cost $14,446)                                                       ==========

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 6.5%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
      3.625% due 07/15/02 (g)                           21,704          21,806
U.S. Treasury Notes
      5.750% due 11/30/02                               27,200          28,620
                                                                     ----------
Total U.S. Treasury Obligations                                         50,426
(Cost $48,997)                                                       ==========

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 20.2%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 2.5%
Bank Mart
      7.457% due 03/01/19 (d)(h)                         7,718           8,275
Citicorp Mortgage Securities, Inc.
      7.419% due 09/25/18 (d)                               68              68
Donaldson, Lufkin & Jenrette
      6.460% due 10/17/20 (d)                              292             301
Federal National Mortgage Assn.
      7.723% due 04/25/20 (d)                               83              84
Greenwich
      7.127% due 10/25/22 (d)                               28              28
PaineWebber Mortgage
      6.511% due 02/25/01 (d)                            1,277           1,279
Prudential Home
      7.050% due 05/25/24                                  467             468
Red Mountain Funding Corp.
      6.450% due 11/28/27                                   11              11
Residential Funding
      6.196% due 03/25/18 (d)                            2,873           2,876
Resolution Trust Corp.
      7.588% due 01/25/20 (d)                              759             784
      7.227% due 05/25/21 (d)                               55              55
      6.518% due 09/25/21 (d)                              984             981
      8.000% due 07/25/24                                3,157           3,221
      6.588% due 05/25/29 (d)                              422             423
Structured Asset Securities Corp.
      7.750% due 02/25/28                                  756             771
                                                                     ----------
                                                                        19,625
                                                                     ==========
Federal Home Loan Mortgage Corporation 4.6%
      6.764% due 07/01/19 (d)                            1,805           1,837
      7.370% due 06/01/22 (d)                              682             710
      7.500% due 10/14/28                               30,000          30,909
      7.635% due 12/01/22 (d)                              994           1,031
      8.500% due 06/01/12-06/01/25 (f)                   1,512           1,571
                                                                     ----------
                                                                        36,058
                                                                     ==========

                           1998 Semi-Annual Report See accompanying notes    111

StocksPLUS Fund
September 30, 1998 (Unaudited)



                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Federal National Mortgage Association 2.2%
      6.130% due 05/01/17 (d)                        $     375       $     379
      6.131% due 04/01/18-05/01/36 (d)(f)                7,309           7,396
      6.132% due 08/01/29-11/01/35 (d)(f)                1,062           1,075
      6.143% due 05/01/36 (d)                            7,041           7,141
      6.153% due 07/01/18 (d)                              650             657
      7.373% due 05/01/22 (d)                              446             452
                                                                     ----------
                                                                        17,100
                                                                     ==========
Government National Mortgage Association 10.2%
      6.000% due 12/20/27 (d)                            8,971           9,102
      6.500% due 01/20/28-10/21/28 (d)(f)               55,195          56,421
      6.875% due 02/20/26-05/20/26 (d)(f)               10,844          11,019
      7.000% due 09/20/22 (d)                            2,160           2,210
                                                                     ----------
                                                                        78,752
                                                                     ==========
Other Mortgage-Backed Securities 0.6%
California Federal Savings & Loan
      6.645% due 01/01/19 (d)                               48              48
Fund America
      7.415% due 06/25/23 (d)                              183             191
General Electric Capital Mortgage
      6.300% due 09/25/23                                2,000           2,030
Great Western Savings & Loan
      6.381% due 01/25/18 (d)                               81              82
J.P. Morgan & Co.
      6.999% due 01/25/18 (d)                              716             718
Resolution Trust Corp.
      7.048% due 12/25/23 (d)                               29              29
Structured Asset Securities Corp.
      6.845% due 09/25/36 (d)                            1,346           1,376
Western Federal Savings & Loan
      6.537% due 10/25/18 (d)                              199             200
      6.895% due 03/25/19 (d)                               50              50
      6.631% due 06/25/19 (d)                              292             292
                                                                     ----------
                                                                         5,016
                                                                     ==========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
    992.576% due 07/15/16                                   51             245
Federal National Mortgage Assn. (IO)
      6.000% due 11/25/00                                  633              28
      7.000% due 07/25/06                                  469              47
      6.500% due 02/25/21 (d)                            5,088             512
      7.000% due 07/25/21                                1,090              97
                                                                     ----------
                                                                           929
                                                                     ----------
Total Mortgage-Backed Securities                                       157,480
(Cost $155,668)                                                      ==========

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 2.1%
--------------------------------------------------------------------------------

Community Trust Bancorp, Inc.
      6.500% due 09/15/03                                3,306           3,328
Green Tree Financial Group
      6.420% due 04/15/28                                2,170           2,181
      6.220% due 02/15/29                               10,445          10,499
                                                                     ----------
Total Asset-Backed Securities                                           16,008
(Cost $15,925)                                                       ==========

--------------------------------------------------------------------------------
  SOVEREIGN ISSUES 4.9%
--------------------------------------------------------------------------------

Republic of Argentina
      6.625% due 03/31/05 (d)                           17,014          13,441
      8.726% due 04/10/05 (d)                            7,000           6,038
Republic of Korea
      8.031% due 04/07/99 (d)                           10,000           9,588
United Mexican States
      7.002% due 06/27/02 (d)                           10,000           9,210
                                                                     ----------
Total Sovereign Issues                                                  38,277
(Cost $42,173)                                                       ==========

--------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 1.1%
--------------------------------------------------------------------------------

Commonwealth of Canada
      4.250% due 12/01/26 (g)               C$           5,205           3,511
Commonwealth of New Zealand
      4.500% due 02/15/16 (g)               N$           9,750           5,131
Kingdom of Sweden
     10.250% due 05/05/00                   SK           1,000             138
                                                                     ----------
Total Foreign Currency-Denominated Issues                                8,780
(Cost $10,494)                                                       ==========

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 37.2%
--------------------------------------------------------------------------------

Commercial Paper 28.7%
Canadian Wheat Board
      5.450% due 12/11/98                                4,000           3,958
Coca-Cola Co.
      5.420% due 11/06/98                               10,000           9,946
E.I. Du Pont de Nemours
      5.490% due 10/07/98                               26,100          26,076
      5.430% due 11/03/98                                6,000           5,970
      5.250% due 11/04/98                                2,500           2,488
Federal Home Loan Mortgage Corp.
      5.460% due 10/16/98                               10,000           9,977
Florida Power Corp.
      5.490% due 10/19/98                                4,200           4,188
Ford Motor Credit Corp.
      5.510% due 10/09/98                                7,000           6,991
General Electric Capital Corp.
      5.520% due 10/01/98                               14,000          14,000
      5.470% due 11/06/98                                5,000           4,973
      5.500% due 11/13/98                                2,800           2,782
      5.500% due 11/18/98                                3,100           3,077
General Motors Acceptance Corp.
      5.520% due 10/29/98                                5,900           5,875
      5.500% due 11/18/98                                1,000             993
IBM Credit Corp.
      5.560% due 10/07/98                                3,500           3,497
      5.480% due 11/24/98                                1,800           1,785
KFW International Finance, Inc.
      5.490% due 10/09/98                               20,800          20,775
      5.390% due 10/28/98                               10,000           9,959
Motorola, Inc.
      5.490% due 10/06/98                               10,000           9,992
      5.480% due 10/13/98                                1,800           1,797
      5.490% due 10/19/98                                7,000           6,981
      5.480% due 12/03/98                                5,900           5,845
National Rural Utilities Cooperative
      5.490% due 10/28/98                                2,600           2,589
      5.500% due 10/29/98                                1,700           1,693
      5.420% due 12/07/98                                4,500           4,456
New Center Asset Trust
      5.530% due 11/13/98                                7,000           6,954
      5.490% due 12/17/98                                2,200           2,175
Pfizer, Inc.
      5.500% due 10/20/98                                5,100           5,085
      5.490% due 10/30/98                               10,000           9,956
Procter & Gamble Co.
      5.240% due 11/09/98                                7,000           6,960
      5.480% due 11/12/98                                3,400           3,378
SBC Communications, Inc.
      5.290% due 11/06/98                                4,900           4,874
Washington Post
      5.510% due 10/23/98                                4,200           4,186
Wisconsin Electric Power & Light
      5.290% due 10/21/98                                9,400           9,372
                                                                     ----------
                                                                       223,603
                                                                     ==========

112  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)            (000s)
--------------------------------------------------------------------------------
Repurchase Agreements 1.4%
State Street Bank
      4.750% due 10/01/98                           $    1,068       $    1,068
      (Dated 09/30/98. Collateralized by
      U.S. Treasury Note 7.750% 12/31/99
      valued at $1,093,057.
      Repurchase proceeds are $1,068,141.)

First Boston
      5.150% due 10/01/98                               10,000           10,000
      (Dated 09/30/98. Collateralized by
      U.S. Treasury Note 4.500% 09/30/00
      valued at $10,250,448. Repurchase
      proceeds are $10,001,430.)
                                                                     -----------
                                                                         11,068
                                                                     ===========
U.S. Treasury Bills (b)(f) 7.1%
      4.745% due 10/01/98-02/04/99                      55,863           55,463
                                                                     -----------

Total Short-Term Instruments                                            290,134
(Cost $290,127)                                                      ===========

Total Investments (a) 112.8%                                         $  879,983
(Cost $882,845)

Other Assets and Liabilities (Net) (12.8%)                              (99,527)
                                                                     -----------

Net Assets 100.0%                                                    $  780,456
                                                                     ===========


Notes to Schedule of Investments (amounts in thousands):

(a)  At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    5,259

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (8,121)
                                                                     -----------

Unrealized depreciation-net                                          $   (2,862)
                                                                     ===========

(b) Securities with an aggregate market value of $55,463 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                     Unrealized
                                                Contracts          Appreciation
--------------------------------------------------------------------------------


S&P 500 Index (12/98)                               2,623            $    5,008
United Kingdom 90 Day LIBOR Future (03/99)              8                     6
United Kingdom 90 Day LIBOR Future (06/99)             58                    57
                                                                     -----------
                                                                     $    5,071
                                                                     ===========

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                           Principal
                              Amount                                Unrealized
                          Covered by          Expiration          Appreciation/
Type                        Contract               Month         (Depreciation)
--------------------------------------------------------------------------------
Sell          C$               5,545               10/98             $       14
Sell          N$               9,711               12/98                    (77)
Sell          SK               1,843               10/98                     (2)
                                                                     -----------
                                                                     $      (65)
                                                                     ===========

(d) Variable rate security.  The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

          C$ - Canadian Dollar
          N$ - New Zealand Dollar
          SK - Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Restricted security.

                           1998 Semi-Annual Report See accompanying notes    113

Schedule of Investments

Strategic Balanced Fund
September 30, 1998 (Unaudited)


                                                    Principal
                                                       Amount            Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 29.3%
--------------------------------------------------------------------------------

Banking & Finance 18.6%
Advanta National Bank
      6.125% due 01/15/99 (d)                       $     400        $     398
AT&T Capital Corp.
      6.580% due 09/03/99                                 300              303
Ford Motor Credit Corp.
      5.968% due 03/21/01 (d)                             500              503
Lehman Brothers, Inc.
      5.570% due 01/12/99 (d)                             342              342
      6.330% due 08/01/00                               1,205            1,197
Merrill Lynch & Co.
      5.849% due 10/01/03 (d)                           2,000            2,003
NationsBank Corp.
      7.033% due 02/18/02 (d)                             100               98
Okobank
      7.312% due 09/27/49 (d)                             500              504
Republic New York Corp.
      5.799% due 10/28/02 (d)                             100              100
Salomon, Smith Barney Holdings
      3.650% due 02/14/02 (h)                           1,111            1,080
Sparbanken Sverige AB
      7.531% due 10/29/49 (d)                             500              503
                                                                     ----------
                                                                         7,031
                                                                     ==========
Industrials 4.8%
Gulf Canada Resources
      9.000% due 08/15/99                                 300              306
Imperial Chemical
      5.750% due 12/05/98 (d)                             500              500
Occidental Petroleum
      6.013% due 04/03/08                                 600              600
RJR Nabisco
      8.625% due 12/01/02                                 100              105
Sequa Corp.
      9.625% due 10/15/99                                 300              307
                                                                     ----------
                                                                         1,818
                                                                     ==========
Utilities 5.9%
Cleveland Electric/Toledo Edison
      7.190% due 07/01/00                                 500              512
System Energy Resources
      7.710% due 08/01/01                                 650              688
Texas Utilities Co.
      6.410% due 11/21/01                               1,000            1,037
                                                                     ----------
                                                                         2,237
                                                                     ----------
Total Corporate Bonds & Notes                                           11,086
(Cost $11,052)                                                       ==========

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES 2.4%
--------------------------------------------------------------------------------

Student Loan Marketing Assn
      5.684% due 06/30/00 (d)                             900              900
                                                                     ----------
Total U.S. Government Agencies                                             900
(Cost $899)                                                          ==========

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS 8.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
      3.625% due 07/15/02 (h)                           2,241            2,252
U.S. Treasury Notes
      5.750% due 10/31/02                               1,000            1,051
                                                                     ----------
Total U.S. Treasury Obligations                                          3,303
(Cost $3,253)                                                        ==========

--------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 40.7%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 23.3%
Federal Home Loan Mortgage Corp.
      6.500% due 11/15/00                                 361              363
      6.600% due 12/15/03                                 100              100
      6.500% due 01/15/04                                 418              419
      5.500% due 07/15/05                                 544              545
      6.750% due 03/15/17                                 496              498
      7.000% due 05/15/23                               1,589            1,673
      6.500% due 08/15/23                                 187              194
      6.500% due 03/15/24                                 281              293
Federal National Mortgage Assn.
      6.500% due 10/25/04                                 497              500
      5.750% due 02/25/15                                 109              109
      5.700% due 06/25/17                               2,566            2,573
      8.000% due 07/25/20                                 719              721
      6.500% due 06/25/21                                 198              204
      4.000% due 01/25/22                                 126              120
      5.000% due 04/25/22                                  48               47
      7.000% due 06/25/23                                 245              270
      6.500% due 12/25/23                                 136              146
Residential Funding
      7.500% due 06/25/27                                  25               25
                                                                     ----------
                                                                         8,800
                                                                     ==========
Federal Housing Administration 6.7%
      7.430% due 01/25/23                               2,367            2,544
                                                                     ----------

Federal National Mortgage Association 1.2%
      6.210% due 03/01/29 (d)                             442               447
                                                                     -----------

Government National Mortgage Association 8.6%
      6.500% due 10/21/28                               1,000             1,022
      6.875% due 06/20/27 (d)                           1,305             1,332
      7.000% due 07/20/23-01/20/27 (d)(g)                 891               908
                                                                     -----------
                                                                          3,262
                                                                     ===========
Stripped Mortgage-Backed Securities 0.9%
Collateralized Mortgage Obligation Trust (PO)
      0.000% due 04/23/17                                  21                21
Federal Home Loan Mortgage Corp. (IO)
      7.000% due 05/15/04                                 607                 9
      7.000% due 02/15/17                                 835                33
Federal National Mortgage Assn. (IO)
      6.500% due 05/25/05                               1,069               103
      6.500% due 09/25/08                                 678                71
Federal National Mortgage Assn. (PO)
      0.000% due 11/25/22                                 100                99
                                                                     -----------
                                                                            336
                                                                     -----------
Total Mortgage-Backed Securities                                         15,389
(Cost $14,991)                                                       ===========

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES 5.7%
--------------------------------------------------------------------------------

Conti Mortgage Home Equity Loan Trust
      5.811% due 10/15/12 (d)                           1,143             1,148
Ford Motor Credit Corp.
      6.500% due 11/15/99                                 272               272
Green Tree Financial Group
      6.420% due 04/15/28                                 130               131
      6.220% due 02/15/29                                 183               184
Premiere Auto Trust
      8.050% due 04/04/00                                 432               433
                                                                     -----------
Total Asset-Backed Securities                                             2,168
(Cost $2,163)                                                        ===========

114  PIMCO Funds See accompanying notes

                                                 Principal
                                                    Amount             Value
                                                    (000s)            (000s)
--------------------------------------------------------------------------------
  SOVEREIGN ISSUES 6.1%
--------------------------------------------------------------------------------

Government of Brazil
      6.625% due 04/15/06 (d)                $         291         $     166
Hydro Quebec
      5.813% due 09/29/49 (d)                          200               170
Republic of Argentina
      6.625% due 03/31/05 (d)                        1,316             1,040
Republic of Korea
      8.281% due 04/08/00 (d)                        1,000               918
                                                                   ----------
Total Sovereign Issues                                                 2,294
(Cost $2,506)                                                      ==========

--------------------------------------------------------------------------------
  FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 0.2%
--------------------------------------------------------------------------------

Commonwealth of Canada
      4.250% due 12/01/26 (h)               C$         104                70
                                                                   ----------
Total Foreign Currency-Denominated Issues                                 70
(Cost $70)                                                         ==========

--------------------------------------------------------------------------------
  PURCHASED CALL OPTIONS 0.3%
--------------------------------------------------------------------------------

U.S. Treasury Note (OTC)
      5.750% due 11/30/02
      Strike @ 94.39 Exp. 12/02/98           $       1,000               107
                                                                   ----------
Total Purchased Call Options                                             107
(Cost $79)                                                         ==========

--------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 15.5%
--------------------------------------------------------------------------------

Commercial Paper 10.2%
Coca-Cola Co.
      5.440% due 11/12/98                              300               298
E.I. Du Pont de Nemours
      5.270% due 10/29/98                            1,000               996
Federal Home Loan Mortgage Corp.
      5.240% due 10/16/98                              200               199
      5.350% due 10/16/98                              300               299
      5.390% due 11/06/98                              100                99
Ford Motor Credit Corp.
      5.500% due 10/06/98                              700               699
General Electric Capital Corp.
      5.490% due 11/18/98                              400               397
Procter & Gamble Co.
      5.240% due 11/09/98                              500               497
      5.310% due 12/28/98                              400               395
                                                                   ----------
                                                                       3,879
                                                                   ==========
Repurchase Agreement 2.0%
State Street Bank
      4.750% due 10/01/98                              766               766
      (Dated 09/30/98. Collateralized by                           ----------
      U.S. Treasury Note 5.750% 10/31/02
      valued at $786,450. Repurchase
      proceeds are $766,101.)

U.S. Treasury Bills 3.3% (b)(g)
      4.920%  due  10/01/98-02/04/99                 1,263             1,257
                                                                   ----------

Total Short-Term Instruments                                           5,902
(Cost $5,901)                                                      ==========

Total Investments (a) 108.9%                                       $  41,219
(Cost $40,914)

Other Assets and Liabilities (Net) (8.9%)                             (3,374)
                                                                   ----------

Net Assets 100.0%                                                  $  37,845
                                                                   ==========


Notes to Schedule of Investments (amounts in thousands):

(a) At September 30, 1998, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $     695

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (390)
                                                                   ----------

Unrealized appreciation-net                                        $     305
                                                                   ==========

(b) Securities with an aggregate market value of $1,256 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 1998:

                                                                    Unrealized
                                                                 Appreciation/
Type                                               Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar September Futures (09/00)                       1     $           3
Eurodollar December Futures (12/00)                        1                 2
Eurodollar March Futures (03/01)                           1                 2
Eurodollar June Futures (06/01)                            1                 2
Eurodollar September Futures (09/01)                       4                 7
Eurodollar December Futures (12/01)                        4                 6
Eurodollar March Futures (03/02)                           4                 6
Eurodollar June Futures (06/02)                            4                 6
Mini S&P 500 Index (12/98)                                 4                (4)
S&P 500 Index (12/98)                                     58               229
U.S. Treasury 5 Year Note (12/98)                         21               105
U.S. Treasury 10 Year Note (12/98)                        14                62
U.S. Treasury 30 Year Bond (12/98)                        13                56
United Kingdom 90 Day LIBOR Future (03/99)                 2                 2
United Kingdom 90 Day LIBOR Future (06/99)                 2                 2
                                                                 --------------
                                                                 $         486
                                                                 ==============

(c) Foreign forward currency contracts outstanding at September 30, 1998:

                                Principal
                                   Amount
                               Covered by        Expiration            Unrealized
Type                             Contract             Month          Appreciation
---------------------------------------------------------------------------------
Sell               C$                 109             10/98        $            0

(d) Variable rate security.  The rate listed is as of September 30, 1998.

(e) Principal amount denoted in indicated currency:

          C$ - Canadian Dollar

(f) Swap agreements outstanding at September 30, 1998:

                                                    Notional         Unrealized
Type                                                  Amount       Appreciation


Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR.

Broker: Lehman Brothers
Exp. 07/31/99                                    $     6,335          $       0

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

                             1998 Semi-Annual Report See accompanying notes  115

Notes to Financial Statements
September 30, 1998 (Unaudited)


1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 25 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). The Commercial Mortgage Securities and StocksPLUS Short Strategy Funds had not commenced operations as of September 30, 1998. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the "Institutional Classes") of the Trust. Certain detailed financial information for the A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.


116  PIMCO Funds

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counter-party to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency purchased are amounts of $958,768,306, $6,253,222, $18,459,213, $4,841,002, $111,689,167,
$15,578,323, $506,949,577, $209,684,410, $25,092,170, $1,031,379, $23,125,500,
$138,319 and $1,822,540 for the Total Return, Total Return III, Moderate Duration, Low Duration, Long-Term U.S. Government, Real Return Bond, Foreign Bond, Global Bond, Global Bond II, Emerging Markets Bond, High Yield, StocksPLUS and Strategic Balanced Funds, respectively, related to these financing transactions.


                                                    1998 Semi-Annual Report  117

September 30, 1998 (Unaudited)


Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.


118  PIMCO Funds

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.40% for the StocksPLUS and Strategic Balanced Funds, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.30% for the Global Bond and Global Bond II Funds, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for the A,B and C Classes is charged at an annual rate of 0.35% for the Short-Term, Money Market and Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Fund, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Short-Term, Total Return and Low Duration, Funds, 0.35% for the Municipal Bond, 0.45% for the Foreign Bond and 0.40% for all other Funds.


                                                    1998 Semi-Annual Report  119

September 30, 1998 (Unaudited)


Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                          Effective Rate                              Allowable Rate
                                           ---------------------------------------------------------------------------------------

                                           Distribution Fee (%)    Servicing Fee (%)  Distribution Fee (%)       Servicing Fee (%)
----------------------------------------------------------------------------------------------------------------------------------

Class A

Money Market Fund                                         --                 0.10                    --                    0.20
All other Funds                                           --                 0.25                    --                    0.25

Class B

All Funds                                               0.75                 0.25                  0.75                    0.25

Class C

Total Return, Long-Term U.S. Gov't,
Foreign Bond, Global Bond II
Emerging Markets Bond and High Yield Funds              0.75                 0.25                  0.75                    0.25
Low Duration Fund                                       0.50                 0.25                  0.50                    0.25
Real Return Bond, Municipal Bond
and StocksPLUS Funds                                    0.50                 0.25                  0.75                    0.25
Short-Term Fund                                         0.30                 0.25                  0.75                    0.25
Money Market Fund                                         --                 0.10                    --                    0.20

Class D

Short-Term, Low Duration
and Total Return Funds                                    --                 0.25                    --                    0.50
Municipal Bond Fund                                       --                 0.25                    --                    0.60
Foreign Bond Fund                                         --                 0.25                    --                    0.70
All other Funds                                           --                 0.25                    --                    0.65

     PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 1998, PFD received $3,213,189 representing commissions (sales charges) and contingent deferred sales charges.

120  PIMCO Funds

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1998 were as follows (amounts in thousands):

                                         U.S. Government/Agency                        All Other
                              --------------------------------------------------------------------------
                                    Purchases               Sales          Purchases              Sales
--------------------------------------------------------------------------------------------------------
Total Return Fund             $    21,070,030     $    17,926,804    $     8,892,839     $    2,123,781
Total Return Fund II                  675,709             613,473            430,059             22,000
Total Return Fund III                 283,041             239,820            146,525             47,054
Total Return Mortgage Fund             3,779                3,345                168                  0
Moderate Duration Fund                140,505             136,778            146,753             91,814
Low Duration Fund                   3,891,728           4,601,476          1,154,565            123,601
Low Duration Fund II                  984,913           1,131,484            133,670             59,740
Low Duration Fund III                  30,822              30,385             11,062              4,970
Low Duration Mortgage Fund                851               1,729                950                200
Short-Term Fund                       240,970              30,181            140,330            105,375
Long-Term U.S. Gov't Fund             384,674             290,241             98,801              1,722
Real Return Bond Fund                  65,713              63,739              5,381              4,318
Foreign Bond Fund                     374,478             196,631            837,914            680,177
Global Bond Fund                      167,514             106,322            415,123            337,880
Global Bond Fund II                    29,451              15,232             64,941             55,606
Emerging Markets Bond Fund                  0                   0              9,455              8,359
High Yield Fund                         5,760               7,121            965,248            602,127
Municipal Bond Fund                         0                   0             63,027             13,274
StocksPLUS Fund                       267,354             194,934            250,111            110,473
Strategic Balanced Fund                 3,884               1,008             13,266              4,967


                                                    1998 Semi-Annual Report  121

September 30, 1998 (Unaudited)


5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value.
Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                              Total Return Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

      Institutional Class                                          398,605         $4,273,055            569,689         $6,060,910
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                          63,758            684,843             39,423            420,992
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                 56,265            604,586             68,465            730,357
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

      Institutional Class                                           41,205            443,703             97,133          1,031,930
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                           1,676             18,065              2,241             23,828
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                  2,655             28,601              4,339             46,126
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

      Institutional Class                                         (224,210)        (2,415,818)          (333,872)        (3,556,685)
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                         (10,977)          (118,050)           (11,009)          (117,585)
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                (16,057)          (172,865)           (17,283)          (183,785)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
      Fund share transactions                                      312,920         $3,346,120            419,126         $4,456,088
=============================================================     ==================================================================

                                                                                            Total Return Fund II
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                 Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

      Institutional Class                                           26,528          $ 275,819             33,950          $ 347,509
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                           4,722             49,066              1,005             10,297
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

      Institutional Class                                            1,736             18,167              2,944             30,055
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                              86                904                 60                610
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

      Institutional Class                                           (4,481)           (46,403            (29,485)          (299,345)
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                            (724)            (7,534)              (124)            (1,264)
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
      Fund share transactions                                       27,867          $ 290,019              8,350          $  87,862
=============================================================     ==================================================================

                                                                                            Total Return Fund III
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

      Institutional Class                                            5,531          $   53,780             16,851          $ 160,414
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                             159              1,522                 23                211
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Issued as reinvestment of distributions

      Institutional Class                                            1,076             10,426              2,151             20,471
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               3                 26                  0                  1
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Cost of shares redeemed

      Institutional Class                                             (450)            (4,350)            (1,903)           (17,962)
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               0                 (2)                (4)               (39)
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Net increase resulting from
      Fund share transactions                                        6,319          $  61,402             17,118          $ 163,096
=============================================================     ==================================================================

                                                                                            Low Duration Fund III
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                                 107           $  1,073              1,281          $  12,870
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                  72                722                 81                816
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                                (134)            (1,345)                 0                 (1)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                              45           $    450              1,362          $  13,685
=============================================================     ==================================================================

                                                                                         Low Duration Mortgage Fund
                                                                 -------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                 -------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                                   0           $      0                355           $  3,553
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                  12                124                 16                159
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                                  (1)                (9)                (1)                (7)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                              11           $    115                370           $  3,705
=============================================================     ==================================================================

                                                                                               Short-Term Fund
                                                                 -------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                 -------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                              52,225          $ 525,596             30,985           $311,342
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                 87              1,031                458              4,605
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                     6,731             67,629              5,433             54,585
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                 629              6,314                904              9,089
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                 67                 40                  3                 35
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                       107              1,077                 67                681
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                             (36,818)          (369,919)           (30,360)          (305,111)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                               (441)            (4,439)              (401)            (4,023)
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                    (3,476)           (34,901)            (2,700)           (27,134)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                          19,111          $ 192,428              4,389           $ 44,069
=============================================================     ==================================================================


122  PIMCO Funds

                                                                                          Total Return Mortgage Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

      Institutional Class                                                0        $         0                336          $   3,365
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                     10                100                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Issued as reinvestment of distributions

      Institutional Class                                               10                104                 14                142
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  3                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Cost of shares redeemed

      Institutional Class                                                0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Net increase resulting from
      Fund share transactions                                           20        $       207                350          $   3,507
=============================================================     ==================================================================

                                                                                           Moderate Duration Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

      Institutional Class                                            9,485          $  96,596             22,490           $226,998
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Issued as reinvestment of distributions

      Institutional Class                                              619              6,332                602              6,096
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Cost of shares redeemed

      Institutional Class                                           (9,074)           (92,552)              (881)            (8,890)
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Net increase resulting from
      Fund share transactions                                        1,030          $  10,376             22,211           $224,204
=============================================================     ==================================================================

                                                                                              Low Duration Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

      Institutional Class                                           97,060          $ 988,280            144,295         $1,467,244
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                          10,993            112,009              3,319             33,741
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                 37,374            380,433             41,975            427,414
-------------------------------------------------------------     ------------------------------------------------------------------

   Issued as reinvestment of distributions

      Institutional Class                                            7,796             79,405             15,257            155,141
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                             304              3,096                182              1,852
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                    572              5,822                757              7,702
-------------------------------------------------------------     ------------------------------------------------------------------

   Cost of shares redeemed

      Institutional Class                                          (79,470           (808,877)          (168,625)        (1,713,570)
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                          (1,580)           (16,065)            (1,324)           (13,425)
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                (28,466)          (289,604)           (36,330)          (369,736)
-------------------------------------------------------------     ------------------------------------------------------------------

   Net increase resulting from
      Fund share transactions                                       44,583          $ 454,499               (494)        $   (3,637)
=============================================================     ==================================================================

                                                                                             Low Duration Fund II
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

      Institutional Class                                            1,816          $  18,196             17,716           $177,099
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                             753              7,525                  7                 72
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Issued as reinvestment of distributions

      Institutional Class                                            1,102             11,068              2,014             20,086
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                               7                 74                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Cost of shares redeemed

      Institutional Class                                           (2,452)           (24,588)           (14,185)          (141,508)
-------------------------------------------------------------     ------------------------------------------------------------------
      Administrative Class                                              (7)               (70)                (2)               (16)
-------------------------------------------------------------     ------------------------------------------------------------------
      Other Classes                                                      0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

   Net increase resulting from
      Fund share transactions                                        1,219          $  12,205              5,550           $ 55,733
=============================================================     ==================================================================

                                                                                       Long-Term U.S. Government Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                    Year Ended 3/31/98
                                                                    Shares             Amount             Shares             Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                               7,645          $  84,506              4,747           $ 48,113
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                154              1,686                478              4,924
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                     4,655             51,544              2,183             22,677
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                 160              1,770                194              1,998
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                 11                122                  9                 97
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                        60                666                 34                353
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                              (1,774)           (19,422)            (2,479)           (25,182)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                               (177)            (1,899)               (18)              (191)
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                    (1,077)           (11,970)              (443)            (4,654)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                           9,657          $ 107,003              4,705           $ 48,135
=============================================================     ==================================================================

                                                                                            Real Return Bond Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                    Year Ended 3/31/98
                                                                    Shares             Amount             Shares             Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                                  63           $    612                465          $   4,626
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                       448              4,373                363              3,598
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                  17                167                 34                333
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         6                 68                  8                 91
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                                 (62)              (604)              (501)            (5,016)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                      (167)            (1,640)              (197)            (1,953)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                             305           $  2,976                172          $   1,679
=============================================================     ==================================================================

                                                                                              Foreign Bond Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                    Year Ended 3/31/98
                                                                    Shares             Amount             Shares             Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                              12,681          $ 137,189             21,531           $230,125
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                115              1,240                 28                298
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                     3,174             34,321              3,209             34,319
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                 849              9,184              2,017             21,425
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  2                 25                  2                 21
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                        94              1,025                151              1,599
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                              (5,218)           (56,405)            (9,581)          (102,060)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                 (5)               (55)                (4)               (38)
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                      (484)            (5,227)              (244)            (2,599)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                          11,208          $ 121,297             17,109           $183,090
=============================================================     ==================================================================

                                                                                              Global Bond Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                    Year Ended 3/31/98
                                                                    Shares             Amount             Shares             Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                               2,639          $  26,036              9,748           $ 97,041
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                 27                264              1,869             18,488
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                 548              5,373              1,552             15,183
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  3                 33                 16                163
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                              (2,427)           (23,728)            (6,739)           (66,343)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                (98)              (959)            (1,761)           (17,243)
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                             692          $   7,019              4,685           $ 47,289
=============================================================     ==================================================================

                                                    1998 Semi-Annual Report  123

September 30, 1998 (Unaudited)

                                                                                             Global Bond Fund II
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------

Receipts for shares sold

   Institutional Class                                                 192        $     1,896              2,462        $    24,247
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                       194              1,935                774              8,381
-------------------------------------------------------------     ------------------------------------------------------------------

Shares issued in reorganization

   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                  72                715                 10                100
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                        35                345                257              2,575
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                                   0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                      (532)            (5,263)              (839)            (9,329)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                             (39)       $      (372)             2,664        $    25,974
=============================================================     ==================================================================

                                                                                          Emerging Markets Bond Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                   Period Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                                  58        $       506                395        $     3,907
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                        69                562                 82                779
-------------------------------------------------------------     ------------------------------------------------------------------

Shares issued in reorganization

   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                  20                133                 22                212
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         3                 46                  3                 22
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                                  (3)               (22)               (37)              (350)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                       (86)              (670)                (6)               (57)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                              61        $       555                459        $     4,513
=============================================================     ==================================================================

                                                                                             High Yield Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                              36,347        $   419,057             85,745        $   991,624
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                              5,808             66,588              5,481             63,673
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                    18,555            214,148             25,809            298,068
-------------------------------------------------------------     ------------------------------------------------------------------

Shares issued in reorganization

   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                               5,983             68,460              7,846             90,586
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                290              3,310                123              1,429
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                     1,027             11,764              1,683             19,420
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                             (20,945)          (239,214)           (20,969)          (238,595)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                             (1,439)           (16,262)              (546)            (6,334)
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                   (13,596)          (156,510)           (10,129)          (116,831)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                          32,030        $   371,341             95,043        $ 1,103,040
=============================================================     ==================================================================


6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                           Total             Total              Low     Real Return          Global
                              Total Return Fund   Return Fund II   Return Fund III    Duration Fund       Bond Fund       Bond Fund
                            --------------------------------------------------------------------------------------------------------
                            -----------------------------------------------  Premium  ----------------------------------------------

Balance at 03/31/98                    $  3,653         $      0          $    198         $      0        $     88        $      0
Sales                                    17,788              547               496              859               0           3,275
Closing Buys                                  0                0                 0                0               0          (3,275)
Expirations                              (5,423)               0              (198)               0               0               0
Exercised                                  (770)               0                 0                0               0               0
                            --------------------------------------------------------------------------------------------------------
Balance at 09/30/98                    $ 15,248         $    547          $    496         $    859        $     88        $      0
                            ========================================================================================================


7. Reorganization

The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                                                Total
                                                   Shares        Value of     Total Net     Total Net      Net Assets       Acquired
                                                Issued by   Shares Issued     Assets of     Assets of    of Acquiring           Fund
                                                Acquiring    by Acquiring      Acquired     Acquiring      Fund After     Unrealized
Acquiring Fund     Acquired Fund         Date        Fund            Fund          Fund          Fund     Acquisition   Appreciation
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Municipal      PIMCO Tax
Bond Fund            Exempt Fund     06/26/98       4,715         $47,296       $47,296        $4,295         $51,585         $2,335



124  PIMCO Funds

                                                                                             Municipal Bond Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                   Period Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                                 318          $   3,215                300           $  3,000
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                 10                100                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                       533              5,361                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Shares issued in reorganization

   Other Classes                                                     4,715             47,296                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                   8                 83                  3                 33
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                        32                321                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                                  (8)               (76)                 0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                      (332)            (3,347)                 0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                           5,276          $  52,953                303           $  3,033
=============================================================     ==================================================================

                                                                                              Money Market Fund
                                                                 -------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                 -------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                              72,781         $   72,781            126,866         $  126,866
-------------------------------------------------------------    -------------------------------------------------------------------
   Administrative Class                                              9,841              9,841              1,317              1,317
-------------------------------------------------------------    -------------------------------------------------------------------
   Other Classes                                                 2,868,281          2,868,281          3,188,249          3,188,249
-------------------------------------------------------------    -------------------------------------------------------------------

Shares issued in reorganization

   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------    -------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                 756                756              1,408              1,408
-------------------------------------------------------------    -------------------------------------------------------------------
   Administrative Class                                                 36                 36                 15                 15
-------------------------------------------------------------    -------------------------------------------------------------------
   Other Classes                                                     2,680              2,680              3,634              3,634
-------------------------------------------------------------    -------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                             (80,970)           (80,970)           (96,437)           (96,437)
-------------------------------------------------------------    -------------------------------------------------------------------
   Administrative Class                                             (8,198)            (8,198)              (594)              (594)
-------------------------------------------------------------    -------------------------------------------------------------------
   Other Classes                                                (2,746,873)        (2,746,873)        (3,224,002)        (3,224,002)
-------------------------------------------------------------    -------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                         118,334         $  118,334                456         $      456
=============================================================    ===================================================================

                                                                                               StocksPLUS Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                               7,524         $  104,321             16,854           $225,911
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                166              2,249                 98              1,303
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                    12,772            177,908             17,361            233,963
-------------------------------------------------------------     ------------------------------------------------------------------

Shares issued in reorganization

   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                 365              5,090              4,247             54,317
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  3                 35                 17                211
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                       215              2,998              2,078             26,317
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                              (4,800)           (67,354)           (12,110)          (165,345)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                (19)              (267)               (22)              (291)
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                    (3,866)           (53,322)            (3,197)           (43,168)
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                          12,360         $  171,658             25,326           $333,218
=============================================================     ==================================================================

                                                                                           Strategic Balanced Fund
                                                                  ------------------------------------------------------------------
                                                                     Six Months Ended 9/30/98                     Year Ended 3/31/98
                                                                    Shares             Amount             Shares              Amount
                                                                  ------------------------------------------------------------------
Receipts for shares sold

   Institutional Class                                                  14           $    173              2,472           $ 29,336
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         7                100                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Shares issued in reorganization

   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Issued as reinvestment of distributions

   Institutional Class                                                   1                  9                 53                617
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  1                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Cost of shares redeemed

   Institutional Class                                                  (1)               (14)              (448)            (5,202)
-------------------------------------------------------------     ------------------------------------------------------------------
   Administrative Class                                                  0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------
   Other Classes                                                         0                  0                  0                  0
-------------------------------------------------------------     ------------------------------------------------------------------

Net increase resulting from
   Fund share transactions                                              21           $    269              2,077           $ 24,751
=============================================================     ==================================================================


8. Federal Income Tax Matters

As of March 31, 1998, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws. As of March 31, 1998, $13,760,932 of capital loss carryforwards in the High Yield Fund expired.

     Additionally, the Moderate Duration, Low Duration, Low Duration II, Low Duration III, Short-Term, Foreign Bond, Global Bond and Emerging Markets Bond Funds realized capital losses and/or foreign currency losses during the period November 1, 1997 through March 31, 1998 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $421,380, $547,213, $142,259, $26,286, $85,720, $115,196, $5,549,505 and
$161,447, respectively.

     Each Fund will resume capital gains distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                                              Capital Loss Carryforwards (amounts in thousands)
                                      -------------------------------------------------------------------------------------------
                                                  Realized Losses                 Acquired Losses                     Expiration
---------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                $              0                 $           988                       03/31/04
                                                                0                           8,185                       03/31/02
High Yield Fund                                                 0                          50,541                       03/31/02
                                                                0                           5,495                       03/31/01


                                                    1998 Semi-Annual Report  125

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $148 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of seven investment advisory firms which form PIMCO Advisors Holdings L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $226 billion. Widely recognized for providing consistent performance and high-quality client service, the seven affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Oppenheimer Capital/New York, New York
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors Holdings L.P. trade on the New York Stock Exchange under the ticker symbol "PA."


Trustees and Officers

     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     Vern O. Curtis Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator

     Pacific Investment Management Company
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Transfer Agent and Custodian

     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Counsel

     Dechert Price & Rhoads
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants

     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, Missouri 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

[LOGO OF PIMCO FUNDS APPEARS HERE]


840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648